Filed Pursuant to Rule 485(a)

As filed with the Securities and Exchange Commission on October 22, 2009

Registration No. 33-19229; 811-5430

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 101	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 99	☒

(Check appropriate box or boxes)

SSgA FUNDS

(Exact Name of Registrant as Specified in Charter)

909 A Street

Tacoma, Washington  98402

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:  (253) 627-7001

Name and Address of
Agent for Service:	Copies to:
Gregory J. Lyons	Philip H. Newman, Esq.
Secretary	Goodwin Procter LLP
Russell Investment Management Company	Exchange Place
909 A Street	Boston, Massachusetts 02109
Tacoma, Washington 98402

Approximate Date of Proposed Public Offering:  As soon as

practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485:

☐	immediately upon filing pursuant to paragraph (b)
☐	on ( ) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SSGA FUNDS

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

(800) 997-7327

www.ssgafunds.com

PROSPECTUS

DECEMBER     , 2009

SSGA MONEY MARKET FUNDS

SSGA MONEY MARKET FUND (TICKER SYMBOL: SSMXX)	SSGA US GOVERNMENT MONEY MARKET FUND (TICKER SYMBOL: SSGXX)	SSGA TAX FREE MONEY MARKET FUND (TICKER SYMBOL: STAXX)

SSGA FIXED INCOME FUNDS

SSGA BOND MARKET FUND (TICKER SYMBOL: SSBMX)	SSGA INTERMEDIATE FUND (TICKER SYMBOL: SSINX)	SSGA HIGH YIELD BOND FUND (TICKER SYMBOL: SSHYX)

SSGA DOMESTIC EQUITY FUNDS

SSGA DISCIPLINED EQUITY FUND (TICKER SYMBOL: SSMTX)	SSGA ENHANCED SMALL CAP FUND (TICKER SYMBOL: SESPX)	SSGA SMALL CAP FUND (TICKER SYMBOL: SVSCX)	SSGA IAM SHARES FUND (TICKER SYMBOL: SIAMX)

SSGA TUCKERMAN ACTIVE REIT FUND (TICKER SYMBOL: SSREX)	SSGA DIRECTIONAL CORE EQUITY FUND (TICKER SYMBOL: SDCQX)	SSGA CORE EDGE EQUITY FUND (TICKER SYMBOL: SSCSX)	SSGA S&P 500 INDEX FUND (TICKER SYMBOL: SVSPX)

SSGA INTERNATIONAL EQUITY FUNDS

SSGA EMERGING MARKETS FUND (TICKER SYMBOL: SSEMX)	SSGA INTERNATIONAL STOCK SELECTION FUND (TICKER SYMBOL: SSAIX)

SSGA FUNDS-OF-FUNDS

SSGA LIFE SOLUTIONS BALANCED FUND	SSGA LIFE SOLUTIONS GROWTH FUND	SSGA LIFE SOLUTIONS INCOME AND GROWTH FUND

(TICKER SYMBOL: SSLBX)	(TICKER SYMBOL: SSLGX)	(TICKER SYMBOL: SSLIX)

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this Prospectus is accurate and complete.  Any representation to the contrary is a criminal offense.

SSgA Funds Prospectus

December       , 2009

i

SSGA INTERMEDIATE FUND	101
SSGA HIGH YIELD BOND FUND	103
SSGA DISCIPLINED EQUITY FUND	106
SSGA ENHANCED SMALL CAP FUND	108
SSGA SMALL CAP FUND	110
SSGA IAM SHARES FUNDS	112
SSGA TUCKERMAN ACTIVE REIT FUND	114
SSGA DIRECTIONAL CORE EQUITY FUND	116
SSGA CORE EDGE EQUITY FUND	119
SSGA S&P 500 INDEX FUND	122
SSGA EMERGING MARKETS FUND	124
SSGA INTERNATIONAL STOCK SELECTION FUND	126
SSGA LIFE SOLUTIONS BALANCED FUND	128
SSGA LIFE SOLUTIONS GROWTH FUND	131
SSGA LIFE SOLUTIONS INCOME AND GROWTH FUND	134

ii

INVESTMENT TECHNIQUES COMMON TO THE SSGA FUNDS	136
RISKS COMMON TO THE SSGA MONEY MARKET AND BOND FUNDS AND SSGA EQUITY FUNDS	136
PORTFOLIO HOLDINGS	137

FUND MANAGEMENT	138

INVESTMENT ADVISER/SUBADVISER	138
INVESTMENT MANAGEMENT FEES	139
PORTFOLIO MANAGEMENT	139

SHAREHOLDER INFORMATION	141

PRICING OF FUND SHARES	141
PURCHASE OF FUND SHARES	142
EXCHANGES AND TRANSFERS	143
REDEMPTION OF FUND SHARES	145
DIVIDENDS AND DISTRIBUTIONS	146
TAXES	148

DISTRIBUTION ARRANGEMENTS	151

INFORMATION REGARDING STANDARD & POOR’S CORPORATION	152

FINANCIAL HIGHLIGHTS	153

ADDITIONAL INFORMATION ABOUT THE SSGA FUNDS	154

iii

FUND SUMMARIES

This section of the Prospectus is composed of a summary description of each SSgA Fund.  Additional information about each fund may be found in the other sections of this Prospectus, the first of which begins on page      of this Prospectus, as well as the Statement of Additional Information dated December     , 2009 applicable to that fund.

SSGA MONEY MARKET FUND

INVESTMENT OBJECTIVE

SSgA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)     None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PRINCIPAL INVESTMENT STRATEGIES

SSgA Money Market Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments.  The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

The fund attempts to meet its investment objective by investing in a broad range of money market instruments, including certificates of deposit, bank notes and other bank instruments, commercial paper, asset-backed securities, repurchase agreements, instruments issued or guaranteed by the U.S. government, its agencies and sponsored entities.  These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

·                  Risks Common to Funds Investing Principally in Debt Instruments.

·                  Interest Rate Risk — The risk that interest rates will rise, causing the value of the fund’s investments to fall.

·                  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

·                  Risk Associated with Maintaining a Stable Share Price.  To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests

·                  Low Short-Term Interest Rates.  As short-term interest rates approach 0%, the fund may maintain substantial cash balances.  The fund typically does not receive any income from uninvested cash.  In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

·                  Exposure to Financial Institutions.  Many instruments in which the fund invests are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions.  Changes in the credit quality of any of these institutions could cause the fund a loss that affects its share price.

·                  Foreign Securities.  The fund may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions.  Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers.  In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

Please refer to “More Information about the Funds’ Strategies and Risks” in the Prospectus for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

For the 7-day period ended [DATE], the fund’s yield was       % and its effective yield was       %.  To obtain the fund’s current 7-day yield, please call (800) 997-7327.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA US GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

SSgA US Government Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its instrumentalities with remaining maturities of one year or less.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)     None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PRINCIPAL INVESTMENT STRATEGIES

SSgA US Government Money Market Fund typically invests at least 80% of its net assets (plus borrowings, if any) in instruments issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.  These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities.  The fund may make significant investments in certain mortgage-related securities, including obligations of the Federal Home Loan Mortgage

Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, that are neither insured nor guaranteed by the U.S. Treasury.  The fund will not invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

The fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments.  The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

·                  Risks Common to Funds Investing Principally in Debt Instruments.

·                  Interest Rate Risk — The risk that interest rates will rise, causing the value of the fund’s investments to fall.

·                  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

·                  Government Securities Risks.  Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and the fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

·                  Significant Exposure to U.S. Government Agencies and Financial Institutions.  Events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely affect the market price of securities issued or guaranteed by other government agencies.  Similarly, events that would affect the instruments issued by one financial institutions may adversely affect instruments issued by similarly situated financial institutions.

·                  Risk Associated with Maintaining a Stable Share Price.  If the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

·                  Rapid Changes in Interest Rates.  Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

·                  Low Short-Term Interest Rates.  As short-term interest rates approach 0%, the fund may maintain substantial cash balances.  The fund typically does not receive any income from uninvested cash.  In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

For the 7-day period ended [DATE], the fund’s yield was       % and its effective yield was       %.  To obtain the fund’s current 7-day yield, please call (800) 997-7327.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA TAX FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE

SSgA Tax Free Money Market Fund seeks to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)      None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PRINCIPAL INVESTMENT STRATEGIES

SSgA Tax Free Money Market Fund invests at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types.  The fund generally invests all of its assets in instruments exempt from ordinary federal income tax.  The fund may not invest more than 20% of its net assets in federally taxable money market instruments, including securities issued by or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, certificates of deposit, commercial paper and repurchase agreements.

The fund follows a disciplined investment process that attempts to provide stability, liquidity and competitive yields through all market environments, as well as reduce risks, by investing in high quality money market instruments.  In addition, the fund follows regulatory requirements applicable to all money market funds, which impose strict conditions on the quality of portfolio securities, the maturity of individual securities and portfolio weighted average maturity, and portfolio diversification.

The fund attempts to meet its investment objective by investing principally in municipal securities, including general obligation bonds and notes; revenue bonds and notes; commercial paper and other privately issued securities; tender option bonds; private activity bonds; industrial development bonds; and municipal lease contracts.  These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities.  The fund also may invest in securities of other investment companies with similar investment guidelines.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

·                  Risks Common to Funds Investing Principally in Debt Instruments.

·                  Interest Rate Risk — The risk that interest rates will rise, causing the value of the fund’s assets to fall.

·                  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all because of a lack of demand in the market for such securities, or a guarantor of a security or liquidity provider defaults on its obligation to purchase the securities when properly .

·                  Risk Associated with Maintaining a Stable Share Price.  To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

·                  Rapid Changes in Interest Rates.  Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

·                  Municipal Obligations Risk.  The municipal market in which the fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.  If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

·                  Concentrated Exposure to Financial Institutions.  Many instruments in which the fund invests are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions.  Changes in the credit quality of any of these institutions could cause the fund a loss that affects its share price.

·                  Low Short-Term Interest Rates.  As short-term interest rates approach 0%, the fund may maintain substantial cash balances.  The fund typically does not receive any income from uninvested cash.  In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

For the 7-day period ended [DATE], the fund’s yield was       % and its effective yield was       %.  To obtain the fund’s current 7-day yield, please call (800) 997-7327.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.  Moreover, distributions by the fund that are designated as “exempt-interest dividends” generally are not taxable for federal income tax purposes.  However, such income may still be subject to state or local taxation.  Distributions not designated by the fund as “exempt-interest dividends” generally will be taxable as described above.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA BOND MARKET FUND

INVESTMENT OBJECTIVE

SSgA Bond Market Fund seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)     None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Bond Market Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in debt instruments.  The fund’s portfolio typically consists of a core portfolio principally drawn from, and that is intended to reflect the overall risk characteristics of, the securities in the Barclays Capital U.S. Aggregate Bond Index, the fund’s benchmark.  The fund then selects other securities, which may be securities inside or outside of the benchmark, to overweight or underweight certain industries and sectors represented in the benchmark.  The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark.  The fund actively trades its portfolio holdings in an effort to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase total return to the fund.

The fund invests primarily in investment grade debt instruments.  Many of those instruments are instruments issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, obligations of U.S. and foreign corporations (e.g., “Yankee” bonds), including public utilities; obligations of U.S. and foreign financial institutions; repurchase agreements collateralized with high quality securities and other assets; derivatives, including futures and options; asset-backed securities, including asset-backed commercial paper; and mortgage-backed securities.  Such instruments typically are denominated in U.S. dollars.  The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and it may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Debt Instruments.

·                  Interest Rate Risk — The risk that interest rates will rise, causing the value of the fund’s assets to fall.

·                  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

·                  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)— Applicable primarily to mortgage-backed securities, the risks that the underlying loan obligations may be refinanced (prepaid) faster or slower than expected, causing the fund to invest prepayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Rapid Changes in Interest Rates.  Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

·                  Significant Exposure to Government Agencies and Financial Institutions.  Although the fund attempts to invest only with government agencies and high quality financial institutions, events that would adversely affect one agency or financial institution or agencies and financial institutions generally also may have an adverse effect on certain instruments in which the fund may invest.

·                  Asset-Backed and Mortgage-Backed Securities Risk.  Defaults on the underlying assets of the mortgage- backed and asset- backed securities held by the fund may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets.  These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)than do other types of fixed income securities.

·                  Foreign Securities.  To the extent the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available, the fund may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments.  Most of the foreign securities held by the fund are “Yankee” bonds, that is, U.S. dollar-denominated foreign bonds.  Non-U.S. dollar denominated foreign bonds in which the fund may invest also may be subject to changes in exchange rates.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Brian Kinney, and Matthew D. Pappas serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA INTERMEDIATE FUND

INVESTMENT OBJECTIVE

SSgA Intermediate Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)     None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Intermediate Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in debt instruments with maturities of between three and ten years.  The fund’s portfolio typically consists of a core portfolio principally drawn from securities in the Barclays Capital U.S. Intermediate Government/Credit Bond Index, the fund’s benchmark, as well as other securities that have been selected to overweight or underweight certain securities, industries and sectors represented in the benchmark.  The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark.

The fund invests primarily in investment grade debt instruments.  Many of those instruments are instruments issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, obligations of U.S. and foreign corporations (e.g., “Yankee” bonds), including public utilities; obligations of U.S. and foreign financial institutions; repurchase agreements collateralized with high quality securities and other assets; derivatives, including futures and options; asset-backed securities, including asset-backed commercial paper; and mortgage-backed securities.  Such instruments typically are denominated in U.S. dollars.  The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and it may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Debt Instruments.

·                  Interest Rate Risk — The risk that interest rates will rise, causing the value of the fund’s assets to fall.

·                  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

·                  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)— Applicable primarily to mortgage-backed securities, the risks that the underlying loan obligations may be refinanced (prepaid) faster or slower than expected, causing the fund to invest prepayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Rapid Changes in Interest Rates.  Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

·                  Significant Exposure to Government Agencies and Financial Institutions.   Although the fund attempts to invest only with government agencies and high quality financial institutions, events that would adversely affect one agency or financial institution or agencies and financial institutions generally also may have an adverse effect on certain instruments in which the fund may invest.

·                  Asset-Backed and Mortgage-Backed Securities Risk.  Defaults on the underlying assets of the mortgage- backed and asset- backed securities held by the fund may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets.  These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)than do other types of fixed income securities.

·                  Foreign Securities.  To the extent the fund holds foreign securities, financial information concerning those entities may be limited or not available, the fund may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments.  Most of the foreign securities held by the fund are “Yankee” bonds, that is. U.S. dollar-denominated foreign bonds.  Non-U.S. dollar denominated foreign bonds in which the fund may invest also may be subject to changes in exchange rates.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Brian Kinney, and Matthew D. Pappas serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)      None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA High Yield Bond Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in high yield bonds commonly referred to as “junk bonds”.  The fund’s portfolio typically consists of a core portfolio principally drawn from securities in the Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index, the fund’s benchmark, as well as other securities that have been selected to overweight or underweight certain securities, industries and sectors represented in the benchmark.  Intensive credit analysis of specific issuers is an important component of the fund’s securities selection process.  High yield bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities to the fund for capital appreciation.  The duration of the fund (that is, its sensitivity to changes in interest rates) is monitored against the benchmark.

The fund invests primarily in debt securities that have been publicly issued or privately placed, with fixed, zero coupon, payment-in-kind, variable or floating interest rates.  The fund’s investments may include: obligations of U.S. and foreign corporations (e.g., “Yankee” bonds); privately issued bank loans; equity securities; derivatives (e.g., credit default swap indices); asset-backed securities; and repurchase agreements.  The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and it may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Debt Instruments.

·                  Interest Rate Risk — The risk that interest rates will rise, causing the value of the fund’s assets to fall.

·                  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

·                  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)— Applicable primarily to mortgage-backed securities, the risks that the underlying loan obligations may be refinanced (prepaid) faster or slower than expected, causing the fund to invest prepayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Non-Investment Grade Securities Risk. Securities rated below investment grade (that is, below BBB by S&P or Baa by Moody’s) are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  High yield bonds generally are not as sensitive to interest rate changes as investment grade bonds.

·                  Rapid Changes in Interest Rates.  Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

·                  Loans and Other Direct Indebtedness.  Loans and other direct indebtedness involve the risk that the fund may not receive payment of principal, interest and other amounts due in connection with these investments.

·                  Asset-Backed Securities Risk.  Defaults on the underlying assets of the asset-backed securities held by the fund may impair the value of an asset-backed security, and there may be limitations on the enforceability of any security interest granted with respect to those assets.

·                  Foreign Securities.  To the extent the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available, the fund may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments.  Most of the foreign securities held by the fund are “Yankee” bonds, that is. U.S. dollar-denominated foreign bonds.  Non-U.S. dollar denominated foreign bonds in which the fund may invest also may be subject to changes in exchange rates.

·                  Equities.  To the extent the fund holds equities, the fund will be exposed to the risks inherent in equities.  The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which it has significant holdings, or weaknesses associated with one or more specific companies in which it may have substantial investments.  Moreover, the fund may not be able to sell some or all of its securities at desired prices.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Jeffrey Megar, CFA, and William Cunningham serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA DISCIPLINED EQUITY FUND

INVESTMENT OBJECTIVE

SSgA Disciplined Equity Fund seeks to provide total returns that exceed over time the S&P 500® Index through investment in equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)      None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Disciplined Equity Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities, primarily common stocks. The fund’s adviser employs a proprietary quantitative stock-selection model.  This model is intended to reflect the risk characteristics of the S&P 500 Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells.  In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation and share price momentum) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a core portfolio as well as the remaining portfolio securities.  The core portfolio is drawn primarily from securities in the fund’s benchmark.  The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain securities, industries and sectors represented in the benchmark.  The fund’s investment universe is largely represented by, but is not limited to, securities in the fund’s benchmark and the Russell 1000 Index.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.  From time to time, the adviser will make a qualitative judgment and deviate from the model, but only if it believes that certain negative information measured by the model is not fully reflected in the model-generated portfolio.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and it may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Use of a Quantitative Strategy.  A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and performance may diminish, which may impair the fund’s ability to achieve its investment objective.

·                  More Volatility than the Fund’s Benchmark.  While presenting the opportunity for excess returns relative to the S&P 500 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

·                  Large-Capitalization Securities. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

·                  Sector.  The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Chuck Martin, CFA, and John O’Connell serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA ENHANCED SMALL CAP FUND

INVESTMENT OBJECTIVE

SSgA Enhanced Small Cap Fund seeks to maximize total return through investment primarily in small capitalization equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)     None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Enhanced Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of small capitalization equity securities, such as common stocks (including IPOs), issued by companies with a market capitalization, at the time of investment, no larger than the largest capitalization stock in the Russell 2000® Index, the fund’s benchmark.

To manage the fund’s portfolio, the fund’s adviser employs a proprietary quantitative stock-selection model.  This model is intended to control risk exposure relative to the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells.  It is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation and share price momentum) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model is intended to generate a core portfolio as well as the remaining portfolio securities.  The core portfolio is drawn primarily from securities in the fund’s benchmark and is intended to reflect the risk characteristics of the fund’s benchmark.  The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain securities, industries and sectors represented in the benchmark.  The fund’s investment universe is the securities in the fund’s benchmark.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.  From time to time, the adviser will make a qualitative judgment and deviate from the model, but only if it believes that certain negative information measured by the model is not fully reflected in the model-generated portfolio.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund also may also engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and it may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Use of a Quantitative Strategy.  A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.

·                  More Volatility than the Fund’s Benchmark.  While presenting the opportunity for excess returns relative to the Russell 2000 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

·              Small Capitalization Securities Risk. Investments in small capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

·                  Sector.  The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Chuck Martin, CFA, and John O’Connell serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA SMALL CAP FUND

INVESTMENT OBJECTIVE

SSgA Small Cap Fund seeks to maximize the total return through investment in equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)     None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Small Cap Fund will invest at least 80% of its assets in equities of companies in the Russell 2000 Index; and may include other equity securities with a market capitalization range consistent with the index.  These equities comprise primarily common stocks and may include IPOs.

The fund’s adviser employs a proprietary quantitative stock-selection model that seeks to identify undervalued companies with superior growth potential.  This model determines the specific securities and quantities the fund purchases, holds and sells.  It is intended to generate a portfolio that reflects the risk characteristics of the Russell 2000® Index, the fund’s benchmark, as well as predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of relative valuations, the quality of company’s earnings, cash flows, and investor sentiment) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The quantity of a security held is determined by the stock-selection model in evaluating a securities relative return and risk attractiveness.  Overweight or underweight positions in certain securities, industries and sectors relative to the benchmark are a direct result of this process.  The fund periodically rebalances its portfolio to reflect changes predicted by model.  The adviser from time to time will reexamine the model and make adjustments to the economic and financial factors considered.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and it may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·                  Liquidity Risk - The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the security at all.

·                  Use of a Quantitative Strategy.  A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.

·                  Small Capitalization Securities Risk. Investments in small capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

·                  Value Stocks Risk.  Certain stocks in which the fund may invest may be inexpensive relative to their earnings or assets compared to other types of stocks.  These stocks may continue to be inexpensive for long periods of time and they may never realize their full value.

·                  Sector.  The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Brian Shannahan, CFA, serves as portfolio manager of the fund.  He has managed the fund since         .

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA IAM SHARES FUND

INVESTMENT OBJECTIVE

SSgA IAM Shares Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions or have not been identified as having non-union sentiment.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)     None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA IAM Shares Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies (“IAM Companies”) that:

·              have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions, or

·                  are listed in the S&P 500® Index, and have not been identified by the International Association of Machinists and Aerospace Workers or affiliated labor unions as having non-union sentiment.

The fund may invest up to 20% of its assets in securities of non-IAM Companies that have not been deemed to have non-union sentiment by the International Association of Machinists and Aerospace Workers Union.

The fund’s adviser employs a proprietary quantitative stock-selection model.  This model is intended to reflect the risk characteristics of the S&P 500 Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells.  In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation and share price momentum) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The fund periodically rebalances its portfolio to reflect changes predicted by the model.  The adviser from time to time will reexamine the model and make adjustments to the economic and financial factors considered.

The fund attempts to meet its investment objective by investing primarily in, among other things, domestic common stocks and related securities, which may include securities convertible into common stocks] of domestic companies and IPOs. The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  More Volatility than the Fund’s Benchmark.  While seeking excess returns relative to the S&P 500 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

·                  Large-Capitalization Securities. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

·                  Use of a Quantitative Strategy.  A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

·                  Sector.  The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Karl Schneider and John Tucker serve as portfolio managers of the fund.  They have managed the fund since 2006     and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

*$50 if you sign up to automatically contribute $50 per month.

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

Payments to Broker and Other Financial Intermediaries

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA TUCKERMAN ACTIVE REIT FUND

INVESTMENT OBJECTIVE

SSgA Tuckerman Active REIT Fund seeks to provide income and capital growth by investing primarily in publicly traded securities issued by real estate investment trusts.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)     None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Tuckerman Active REIT Fund invests at least 80% of its net assets (plus borrowings, if any) in real estate investment trusts, or REITs.  The fund is non-diversified, that is, compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer.  The fund attempts to meet its objective through the active selection of REITs, primarily from those securities in the Dow Jones U.S. Select REIT® Index, and across different industry types and regions based on the fundamental research of the fund’s investment subadviser.  The fund invests with a relatively long-term horizon.

In addition to REIT securities, the fund may invest up to 20% of its assets in non-REIT real estate securities, as well as equity and fixed income securities of non-real estate companies.  The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund’s investment policy involves substantial risk and may be considered speculative.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Non-diversified Investments. To the extent the fund’s investments are weighted heavily in the securities of one or a few issuers, developments affecting those issuers are likely to have a greater impact on the fund’s share price.

·                  Real Estate Securities Risk.  The fund’s investments in companies that hold or manage real estate, including REITs, are subject to risks associated with direct ownership of real estate, and may be affected by changes in general and local economic conditions and lack of diversification.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.  The Tuckerman Group, LLC, serves as sub-adviser to the fund.  SSgA Funds Management, Inc. and The Tuckerman Group, LLC are affiliates.

Amos J. Rogers, III and Sophia Banar serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA DIRECTIONAL CORE EQUITY FUND

INVESTMENT OBJECTIVE

SSgA Directional Core Equity Fund seeks to achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities which, in the opinion of the fund’s investment adviser, have underlying valuation or business fundamentals that indicate prospects for growth, while selling short the equity securities of companies that, in the opinion of the fund’s investment adviser, have deteriorating business fundamentals and/or valuations.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)     None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating

expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Directional Core Equity Fund invests at least 80% of its net assets (plus borrowings, if any) in equity securities, such as common stocks.  The adviser anticipates that the fund’s long positions will equal approximately 95% of the fund’s net assets with 5% in cash reserves, the replacement cost of all securities sold short by the fund will equal approximately 30% of the fund’s net assets at any time, and the proceeds of its short sales and cash reserves on hand will generally cover the fund’s liability from short sales.  A short sale is a sale of a security that the fund has borrowed with the intent to buy it back at a lower price.  The combination of long and short positions is intended to produce long-term capital appreciation with down side protection.

The fund’s adviser employs a proprietary quantitative stock-selection model to generate a portfolio drawn from the 1,250 largest U.S. companies by market capitalization.  This model is intended to reflect the risk characteristics of the Russell 1000® Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds, and sells, on both the long and short side.  In addition, it is intended to predict the relative attractiveness (or in the case of short sales, unattractiveness) of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of relative valuations, the quality of company’s earnings, cash flows, and investor sentiment) to past performance.

The model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The quantity of a security held both in the long portfolio and short portfolio is determined by the stock-selection model in evaluating a securities relative return and risk attractiveness.  Overweight and underweight positions in certain securities, industries, and sectors relative to the benchmark are a direct result of this process.  Securities held as short positions generally are those that are the least attractive as predicted by the model.  The fund periodically rebalances its portfolio to reflect changes predicted by model.  The adviser from time to time will reexamine the model and make adjustments to the economic and financial factors considered.

The fund may also invest in U.S. government securities, real estate securities (such as securities issued by companies engaged in the business of managing or developing real estate, such as REITs), illiquid securities and futures, options and other derivative instruments.  The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and it may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund’s investment policy involves substantial risk and may be considered speculative.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  The Fund’s Short Strategy.  If the value of a security sold short increase in value, the fund will lose money on its short position, while bearing the costs associated with establishing, maintaining and closing out the short position.

·                  Use of a Quantitative Strategy.  A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.

·                  Sector.  The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Real Estate Securities Risk.  The fund’s investments in companies that hold or manage real estate, including REITs, are subject to risks associated with direct ownership of real estate, and may be affected by changes in general and local economic conditions and lack of diversification.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Brian Shannahan, CFA, serves as portfolio manager of the fund.  He has managed the fund since         .

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA CORE EDGE EQUITY FUND

INVESTMENT OBJECTIVE

SSgA Core Edge Equity Fund seeks to achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities which, in the opinion of the fund’s investment adviser, have underlying valuation or business fundamentals that indicate prospects for growth, while selling short the equity securities of companies that, in the opinion of the fund’s investment adviser, have deteriorating business fundamentals and/or valuations.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)     None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating

expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Core Edge Equity Fund invests at least 80% of its net assets (plus borrowings, if any) in equity securities, such as common stocks.  The fund anticipates that equity securities that the fund owns may equal up to 130% of the fund’s net asset value (excluding short-sale proceeds and other borrowings) at any given time, although the fund generally plans to hold up to 5% of its assets in cash or other liquid securities.  A short sale is a sale of a security that the fund has borrowed with the intent to repurchase it at a lower price.

The fund’s adviser employs a proprietary quantitative stock-selection model to generate a portfolio drawn from the 1,250 largest U.S. companies by market capitalization.  This model is intended to reflect the risk characteristics of the S&P 500® Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds, and sells, on both the long and short side.  In addition, it is intended to predict the relative attractiveness (or in the case of short sales, unattractiveness) of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of relative valuations, the quality of company’s earnings, cash flows, and investor sentiment) to past performance.

The model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The quantity of a security held both in the long portfolio and short portfolio is determined by the stock-selection model in evaluating a securities relative return and risk attractiveness.  Overweight and underweight positions in certain securities, industries, and sectors relative to the benchmark are a direct result of this process.  Securities held as short positions generally are those that are the least attractive as predicted by the model.  The fund periodically rebalances its portfolio to reflect changes predicted by model.  The adviser from time to time will reexamine the model and make adjustments to the economic and financial factors considered.

The fund may also invest U.S. government securities, real estate securities (such as securities issued by companies engaged in the business of managing or developing real estate, such as REITs), illiquid securities and futures, options and other derivative instruments.  The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and it may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund’s investment policy involves substantial risk and may be considered speculative.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Use of a Quantitative Strategy.  A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.

·                  The Fund’s Short Strategy.  The making of a short sale exposes the fund to the risk of liability for the market value of the security that is sold (which increases as the market value of the underlying security increases) in addition to the costs associated with establishing, maintaining and closing out the short position.

·                  Sector.  The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Large-Capitalization Securities. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

·                  Medium Capitalization Securities Risk.  The fund’s investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations because medium capitalization companies typically have less seasoned management, fewer product lines, less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns, and less certain growth prospects.

·                  Real Estate Securities Risk.  The fund’s investments in companies that hold or manage real estate, including REITs, are subject to risks associated with direct ownership of real estate, and may be affected by changes in general and local economic conditions and lack of diversification.

·                  Derivatives.  The fund investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Brian Shannahan, CFA, serves as portfolio manager of the fund.  He has managed the fund since         .

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA S&P 500 INDEX FUND

INVESTMENT OBJECTIVE

SSgA S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor’s® 500 Index.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)      None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA S&P 500 Index Fund seeks to achieve its investment objective by investing substantially all of its assets in a “master fund,” that is, a fund that has the same investment objective as, and investment policies that are substantially similar to those of, the fund.  At least 80% of the fund’s net assets (plus borrowings, if any) are invested either directly or indirectly through the master fund in stocks in the S&P 500® Index in proportion to their weighting in that index.  The fund attempts to replicate the investment performance of the S&P 500 Index through automated statistical analytic procedures.  To the extent that the fund may not be able to purchase all 500 stocks of the S&P 500 Index, the fund will purchase a representative sample of the stocks listed in the S&P 500 Index in proportion to their weightings.

In addition to common stocks in the S&P 500 Index, the fund may invest in futures, options and other derivatives.  The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The fund’s investment policy involves substantial risk and may be considered speculative.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Large-Capitalization Securities. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

·                  Master/Feeder Structure Risk.  The ability of the fund to meet its investment objective and redeem investors is directly related to the ability of the master fund to meet its objective and redeem fund interests in the master fund.  The trustees and officers of the fund will consider any conflict between in the fund and the master fund and take such actions as they deem appropriate.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

·                  Sector.  The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Karl Schneider and John Tucker serve as portfolio managers of the fund.  They have managed the fund since 2000 and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$10,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA EMERGING MARKETS FUND

INVESTMENT OBJECTIVE

SSgA Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)     None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the fund’s adviser to have a developing or emerging economy or securities market.  An emerging market is any market included in the MSCI Emerging Markets Index, the fund’s benchmark.

The fund’s adviser employs a proprietary quantitative model to assist in country and stock selection, which the adviser believes are the keys to achieving the fund’s objective.  This model is intended to help determine the relative attractiveness of the countries and securities within the fund’s investment universe.  In addition, the model assists the adviser in controlling the fund’s exposure to risks relative to the fund’s benchmark.  The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  From time to time, the adviser will make a qualitative judgment to deviate from the model, but only if it believes that certain current information is not fully reflected in the model.

The fund may invest in common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, and occasionally securities convertible into common stocks, initial public offerings, equity swaps, structured equity notes, equity linked notes and American Depository Receipts.  The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Use of a Quantitative Strategy.  A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.

·                  Foreign Securities, including Emerging Market Securities.  To the extent the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available, the fund may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars.  For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

·                  Sector.  The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  American Depositary Receipts (ADRs).  ADRs held by the fund have the same currency and economic risks as the underlying shares they represent, as well as the risks associated with foreign securities.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Brad Aham, CFA, FRM, and Chris Laine serve as portfolio managers of the fund.  They have managed the fund since 1994 and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA INTERNATIONAL STOCK SELECTION FUND

INVESTMENT OBJECTIVE

SSgA International Stock Selection Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)      None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in SSgA International Stock Selection Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA International Stock Selection Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies in the countries and industries represented in the Morgan Stanley Capital International Europe, Australasia, Far East Index, the fund’s benchmark.

The fund’s adviser employs a proprietary quantitative stock-selection model.  This model is intended to reflect the risk characteristics of the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells.  In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries (such as measures of growth potential, quality and valuation) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a core portfolio as well as the remaining portfolio securities.  The core portfolio is drawn primarily from securities in the fund’s benchmark.  The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and sectors represented in the benchmark.  The fund’s investment universe is the securities in the Morgan Stanley Capital International Europe, Australasia, Far East Universe, which is broader than the fund’s benchmark.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

The fund attempts to meet its investment objective by investing primarily in, among other things, common stocks. The fund also may lend its securities, and it may invest in various fixed-income securities, index futures and money market funds in order to manage its cash.  The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and it may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in SSgA International Stock Selection Fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Use of a Quantitative Strategy.  A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.

·                  Foreign Securities.  To the extent the fund holds foreign securities, financial information concerning those entities may be limited or not available, the fund may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

·                  Sector.  The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Gaurav Mallik and Didier Rosenfeld serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA LIFE SOLUTIONS BALANCED FUND

INVESTMENT OBJECTIVE

SSgA Life Solutions Balanced Fund seeks a balance of growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)      None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Life Solutions Balanced Fund is a fund-of-funds, and generally invests its assets in shares of other SSgA Funds, commonly referred to as “underlying funds.”  Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes more than they otherwise could by investing in individual securities or shares of a single mutual fund.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally in equity securities, including international equities.  The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in bonds, and up to 20% in money market funds.  From time to time, some of the underlying funds may be exchange-traded funds.

In constructing the fund’s portfolio of securities, the fund’s investment adviser periodically establishes specific percentage targets for each asset class based on the adviser’s outlook for the economy and the financial markets.  The adviser then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets.  The adviser periodically reallocates fund assets based on its reassessment of the economy and the financial markets.  In certain circumstances, the fund may invest in securities other than shares of funds, for example to manage its cash balances.

The fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·              Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund or an underlying fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund or an underlying fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund or an underlying fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Fund-of-funds. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds and is subject to the risks of the investments of the underlying funds.  A fund-of-funds may from time to time have more than one underlying fund that invests in some of the same industry sectors or individual securities, thus compounding the fund-of-funds’ exposure to those sectors or securities.  A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

·                  Sector.  The fund or an underlying fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Large-Capitalization Securities. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

·                  Medium Capitalization Securities Risk.  The fund’s or an underlying fund’s investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations because medium capitalization companies typically have less seasoned management, fewer product lines, less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns, and less certain growth prospects.

·                  Small Capitalization Securities Risk. The fund’s or an underlying fund’s investments in small capitalization companies will tend to expose it to greater risks than if the fund or an underlying fund invested in large companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

·                  Bonds.  To the extent the fund or an underlying fund holds bonds, it will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, and liquidity risk.

·                  Foreign Securities.  To the extent the fund or an underlying fund holds foreign securities, financial information concerning the issuers of those securities may be limited or not available, and it may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

·                  Derivatives.  The fund’s or an underlying funds’ investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Michael Martel and Daniel Farley, CFA serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA LIFE SOLUTIONS GROWTH FUND

INVESTMENT OBJECTIVE

SSgA Life Solutions Growth Fund seeks long term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)      None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Life Solutions Growth Fund is a fund-of-funds, and generally invests its assets in shares of other SSgA Funds, commonly referred to as “underlying funds.”  Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes more than they otherwise could by investing in individual securities or shares of a single mutual fund.

To achieve its objective, the fund typically invests between 60% and 100% of its assets in underlying funds that invest principally in equity securities, including international equities.  The fund usually invests its remaining assets in underlying funds that invest principally in bonds, including money market funds.  From time to time, some of the underlying funds may be exchange-traded funds.

In constructing the fund’s portfolio of securities, the fund’s investment adviser periodically establishes specific percentage targets for each asset class based on the adviser’s outlook for the economy and the financial markets.  The adviser then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets.  The adviser periodically reallocates fund assets based on its reassessment of the economy and the financial markets.  In certain circumstances, the fund may invest in securities other than shares of funds, for example to manage its cash balances.

The fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund or an underlying fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund or an underlying fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund or an underlying fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Fund-of-funds. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds and is subject to the risks of the investments of the underlying funds.  A fund-of-funds may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund-of-funds’ exposure to those sectors or securities.  A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

·                  Sector.  The fund or an underlying fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Large-Capitalization Securities. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

·                  Medium Capitalization Securities Risk.  The fund’s or an underlying fund’s investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations because medium capitalization companies typically have less seasoned management, fewer product lines, less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns, and less certain growth prospects.

·                  Small Capitalization Securities Risk. The fund’s or an underlying fund’s investments in small capitalization companies will tend to expose it to greater risks than if the fund or an underlying fund invested in large companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

·                  Foreign Securities.  To the extent the fund or an underlying fund holds foreign securities, financial information concerning the issuers of those securities may be limited or not available, and it may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

·                  Bonds.  To the extent the fund or an underlying fund holds bonds, it will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, and liquidity risk.

·                  Derivatives.  The fund’s or an underlying funds’ investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Michael Martel and Daniel Farley, CFA serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

SSGA LIFE SOLUTIONS INCOME AND GROWTH FUND

INVESTMENT OBJECTIVE

SSgA Life Solutions Income and Growth Fund seeks income and, secondarily, long term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)      None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

SSgA Life Solutions Income and Growth Fund is a fund-of-funds, and generally invests its assets in shares of other SSgA Funds, commonly referred to as “underlying funds.”  Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes more than they otherwise could by investing in individual securities or shares of a single mutual fund.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally bonds.  The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in equities, including international equities, and up to 20% in money market funds.  From time to time, some of the underlying funds may be exchange-traded funds.

In constructing the fund’s portfolio of securities, the fund’s investment adviser periodically establishes specific percentage targets for each asset class based on the adviser’s outlook for the economy and the financial markets.  The adviser then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets.  The adviser periodically reallocates fund assets based on its reassessment of the economy and the financial markets.  In certain circumstances, the fund may invest in securities other than shares of funds, for example to manage its cash balances.

The fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Debt Instruments.

·                  Interest Rate Risk — The risk that interest rates will rise, causing the value of the fund’s assets to fall.

·                  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

·                  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)— Applicable primarily to mortgage-backed securities, the risks that the underlying loan obligations may be refinanced (prepaid) faster or slower than expected, causing the fund to invest prepayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Fund-of-funds. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds and is subject to the risks of the investments of the underlying funds.  A fund-of-funds may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund-of-funds’ exposure to those sectors or securities.  A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

·                  Sector.  The fund or an underlying fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Equity Funds.  To the extent the fund or any underlying fund holds equities, the fund will be exposed to the risks inherent in equities.  The share price of the fund or an underlying fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which it has significant holdings, or weaknesses associated with one or more specific companies in which it may have substantial investments.  Moreover, the fund or an underlying fund may not be able to sell some or all of its securities at desired prices.

·                  Foreign Securities.  To the extent the fund or an underlying fund holds foreign securities, financial information concerning the issuers of those securities may be limited or not available, and it may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

·                  Derivatives.  The fund’s or an underlying funds’ investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Michael Martel and Daniel Farley, CFA serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account

All accounts (other than individual retirements accounts (IRAs))	$1,000
Individual retirement accounts (IRAs)	$250
To add to an existing account (all accounts)	$100

Shareholder accounts held through brokers, banks and financial intermediaries that maintain one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

FUND OBJECTIVES, STRATEGIES AND RISKS

SSGA MONEY MARKET FUND

Investment Objective

SSgA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.  There is no guarantee that the fund will achieve its objective.  The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Money Market Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments.  Among other things, the fund’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, benefitting from a dedicated short-term credit research team.  In addition, the fund follows regulatory requirements applicable to money market funds.  Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers.  All securities held by the fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.  The fund’s weighted average maturity may not exceed 90 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in, among other things:

·                  Instruments of U.S. and foreign banks, including certificates of deposit, bank notes, banker’s acceptances and time deposits, such as, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee Certificates of Deposit;

·                  Commercial paper of U.S. and foreign companies;

·                  Repurchase agreements collateralized with high quality securities and other assets;

·                  Asset-backed securities;

·                  Corporate obligations of U.S. and foreign companies; and

·                  Obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank.

Principal Risks

Generally.  The fund invests exclusively in bonds and other non-equity types of financial instruments.  As a result, the principal risks of investing in the fund are those risks that are common to most bond funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Risk Associated with Maintaining a Stable Share Price.  The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the fund.  To the extent that that aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

Low Short-Term Interest Rates.  As short-term interest rates approach 0%, the fund may maintain substantial cash balances.  The fund typically does not receive any income from uninvested cash.  In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses.  At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

Concentrated Exposure to Financial Institutions.  Many instruments in which the fund invests are issued or guaranteed as to principal or interest by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions.  Although the fund attempts to invest only with high quality financial institutions, most financial institutions are dependent on other institutions to fulfill their obligations in the financial markets.  Events that would adversely affect one financial institution or financial institutions generally also may have an adverse effect on the financial institution in which the fund invests or that serve as counterparties in transactions with the fund. Changes in the credit quality of any of these institutions may cause the fund a loss that affects its share price.

Foreign Securities.  Although the fund only will invest in U.S. dollar-denominated instruments, some of those instruments may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions.  Financial information concerning foreign entities generally is more limited than financial information generally available from U.S. issuers or not available.  Moreover, the value of instruments of foreign issuers tends to be adversely affected by local or regional political and economic developments.

SSGA US GOVERNMENT MONEY MARKET FUND

Investment Objective

SSgA US Government Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its instrumentalities with remaining maturities of one year or less.  There is no guarantee that the fund will achieve its objective.

Investment Strategies and Risks

Principal Investment Strategies

SSgA US Government Money Market Fund typically invests at least 80% of its net assets (plus borrowings, if any) in obligations issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, as well as repurchase agreements secured by such instruments.  The fund will not invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

The fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments.  Among other things, the fund’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team.  In addition, the fund follows regulatory requirements applicable to money market funds.  Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers.  All securities held by the fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.  The fund’s weighted average maturity may not exceed 90 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in, among other things:

·                  Obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank, which are neither insured nor guaranteed by the U.S. Treasury; and

·                  Repurchase agreements collateralized with high quality securities and other assets.

Principal Risks

Generally.  The fund invests exclusively in bonds and other non-equity types of financial instruments.  As a result, the principal risks of investing in the fund are those risks that are common to most bond funds and are described in “-Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Government Securities Risks.  Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and to the extent the fund owns such securities, it must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.  Because the fund emphasizes investment in U.S, government securities, and because U.S. government securities generally are perceived as having low risks compared to most other types of investments, the fund’s performance compared to money market funds that invest principally in other types of money market instruments may be lower.

Significant Exposure to U.S. Government Agencies and Financial Institutions.  Although the fund attempts to invest substantially all of its assets in securities issued or guaranteed by U.S. government agencies and high quality instruments issued by financial institutions, events that would adversely affect the market prices of securities issued or guaranteed by one government agency may adversely effect the market price of securities issued or guaranteed by other government agencies.  Similarly, events that would affect the instruments issued by one financial institutions may adversely affect instruments issued by similarly situated financial institutions.

Risk Associated with Maintaining a Stable Share Price.  The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the fund.  To the extent that that aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

Rapid Changes in Interest Rates.  The values of most instruments held by the fund are adversely affected by changes in interests rates generally, especially increases in interest rates.  Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.  Significant losses could impair the fund’s ability to maintain a stable share price of $1.00.

Low Short-Term Interest Rates.  As short-term interest rates approach 0%, the fund may maintain substantial cash balances.  The fund typically does not receive any income from uninvested cash.  In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses.  At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

SSGA TAX FREE MONEY MARKET FUND

Investment Objective

SSgA Tax Free Money Market Fund seeks to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.  There is no guarantee that the fund will achieve its objective.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Tax Free Money Market Fund invests at least 80% of its net assets (plus borrowings, if any) in federal tax-exempt, high quality, short-term municipal securities of all types.  The fund generally invests all of its assets in instruments exempt from ordinary federal income tax.  The fund may not invest more than 20% of its net assets in federally taxable money market instruments, including securities issued by or guaranteed as to principal and interest by the US government or its agencies and instrumentalities, certificates of deposit, commercial paper and repurchase agreements.  The fund may buy or sell securities on a when-issued or forward commitment basis.

The fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments.  Among other things, the fund’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team.  In addition, the fund follows regulatory requirements applicable to money market funds.  Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers.  All securities held by the fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates, or may be zero coupon securities.  The fund’s weighted average maturity may not exceed 90 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in, among other things:

·                  Securities issued by states, municipalities and their political subdivisions and agencies and certain territories and possessions of the U.S., including:

·                  General obligation bonds and notes;

·                  Revenue bonds and notes;

·                  Commercial paper and other privately issued securities;

·                  Tender option bonds;

·                  Private activity bonds;

·                  Industrial development bonds; and

·                  Municipal lease contracts; and

·                  Securities of other investment companies with similar investment guidelines.

Principal Risks

Generally.  The fund invests exclusively in bonds and other non-equity types of financial instruments.  As a result, the principal risks of investing in the fund are those risks that are common to most bond funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Risk Associated with Maintaining a Stable Share Price.  The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the fund.  To the extent that that aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

Rapid Changes in Interest Rates.  The values of most instruments held by the fund are adversely affected by changes in interests rates generally, especially increases in interest rates.  Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.  Significant losses could impair the fund’s ability to maintain a stable share price of $1.00.

Municipal Obligations Risk.  The municipal market in which the fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.  Municipal revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds.  Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment.  Many municipal securities are issued to finance projects relating to education, health care, transportation and utilities.  Conditions in those sectors may affect the overall municipal market.  In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset may be adversely affected by the discontinuance of the taxation supporting the project or asset or the inability to collect revenues for the project or from assets.  If an issuer of a municipal security does not comply with applicable tax requirements, interest from the security may become taxable and the security could decline in value.

Concentrated Exposure to Financial Institutions.  Many instruments in which the fund invests are issued or guaranteed as to principal or interest by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions.  Although the fund attempts to invest only with high quality financial institutions, most financial institutions are dependent on other institutions to fulfill their obligations in the financial markets.  Events that would adversely affect one financial institution or financial institutions generally also may have an adverse effect on the financial institution in which the fund invests or that serve as counterparties in transactions with the fund. Changes in the credit quality of any of these institutions may cause the fund a loss that affects its share price.

Low Short-Term Interest Rates.  As short-term interest rates approach 0%, the fund may maintain substantial cash balances.  The fund typically does not receive any income from uninvested cash.  In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses.  At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

SSGA BOND MARKET FUND

Investment Objective

SSgA Bond Market Fund seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.  There is no guarantee that the fund will achieve its objective.  The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Bond Market Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in debt instruments.  The fund’s portfolio typically consists of a core portfolio principally drawn from, and that is intended to reflect the overall risk characteristics of, the securities in the Barclays Capital U.S. Aggregate Bond Index, the fund’s benchmark.  The fund then selects other securities, which may be inside or outside the benchmark, to overweight or underweight certain securities, industries and sectors represented in the benchmark.  The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark.  The fund actively trades its portfolio holdings in an effort to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase total return to the fund.

The fund invests primarily in debt instruments rated investment grade at the time of the investment or unrated but of equivalent quality.  Such instruments may have fixed, zero coupon, variable or floating interest rate and typically are denominated in U.S. dollars.  The fund attempts to meet its investment objective by investing in, among other things:

·                  Obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, including mortgage-related securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank;

·                  Repurchase agreements collateralized with high quality securities and other assets;

·                  Commercial paper of U.S. and foreign companies;

·                  Other obligations of U.S. and foreign companies (e.g., “Yankee” bonds), including public utilities;

·                  Obligations of U.S. and foreign financial institutions;

·                  Derivatives, including futures and options;

·                  Mortgage-backed securities; and

·                  Asset-backed securities, including asset-backed commercial paper.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Active Trading.  The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies.  Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally.  The fund invests exclusively in bonds and other non-equity types of financial instruments.  As a result, the principal risks of investing in the fund are those risks that are common to most bond funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Rapid Changes in Interest Rates.  Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

Significant Exposure to Government Agencies and Financial Institutions.   Many instruments in which the fund invests are issued or guaranteed as to principal or interest by agencies of the U.S. government, and not the U.S. Treasury.  Other instruments are issued by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions.  Although the fund attempts to invest only with government agencies and high quality financial institutions, the financial strength of many agencies and financial institutions depends on other institutions fulfilling their obligations in the financial markets.  Investors may lose confidence in the ability of a specific government agency or financial institution, or government agencies and financial institutions generally, to fulfill their obligations, thus causing the market value of instruments issued or guaranteed by them to fall.

Asset-Backed and Mortgage-Backed Securities Risk. The fund’s investments in asset-backed and mortgage-backed securities are obligations whose principal and interest payments are supported or collateralized by pools of other assets, such as automobile loans, credit card receivables and leases, and in the case of mortgage-backed securities, residential and commercial mortgages.  Defaults on the underlying assets may impair the value of an asset-backed or mortgage-backed security.  Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to those underlying assets.  These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

Foreign Securities.  Some of the securities acquired by the fund may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions and denominated in foreign currencies.  Financial information concerning foreign entities generally is more limited than the information available from U.S. issuers or not available.  Non-U.S. bond markets in which the fund invests may have limited liquidity.  The fund also may have a limited ability to protect its investment under foreign property and securities laws.  Most foreign securities in which the fund may invest are “Yankee” bonds, that is, bonds of foreign issuers in which principal and interest are paid in U.S. dollars.  Securities denominated in a currency other than the U.S. dollar may fall in value relative to U.S. dollar-denominated securities simply because of a change in exchange rate between that currency and the U.S. dollar.  The value foreign instruments as well as the foreign currency/U.S. dollar exchange rate tend to be adversely affected by local or regional political and economic developments.

Derivatives.  The Fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also create leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

SSGA INTERMEDIATE FUND

Investment Objective

SSgA Intermediate Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.  There is no guarantee that the fund will achieve its objective.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Intermediate Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in intermediate-term debt instruments with maturities of between three and ten years.

The fund’s portfolio typically consists of a core portfolio principally drawn from securities in the Barclays Capital U.S. Intermediate Government/Credit Bond Index, the fund’s benchmark, as well as other securities that have been selected to overweight or underweight certain securities, industries and sectors represented in the benchmark.  The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark.  The fund actively trades its portfolio holdings in an effort to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase total return to the fund.

The fund invests primarily in debt instruments rated investment grade at the time of the investment or unrated but of equivalent quality.  Such instruments may have fixed, zero coupon, variable or floating interest rate and may be denominated in U.S. dollars.  The fund attempts to meet its investment objective by investing in, among other things:

·                  Obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, including mortgage-related securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank;

·                  Obligations of U.S. and foreign corporations (e.g., “Yankee” bonds), including public utilities;

·                  Obligations of U.S. and foreign financial institutions;

·                  Repurchase agreements collateralized with high quality securities and other assets;

·                  Derivatives, including futures and options;

·                  Mortgage-backed securities; and

·                  Asset-backed securities, including asset-backed commercial paper.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Active Trading.  The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies.  Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally.  The fund invests exclusively in bonds and other non-equity types of financial instruments.  As a result, the principal risks of investing in the fund are those risks that are common to most bond funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Rapid Changes in Interest Rates.  Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

Significant Exposure to Government Agencies and Financial Institutions.   Some instruments in which the fund invests are issued or guaranteed as to principal or interest by agencies of the U.S. government, and not the U.S. Treasury.  Other instruments are issued by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions.  Although the fund attempts to invest only with government agencies and high quality financial institutions, the financial strength of many agencies and financial institutions depends on other institutions fulfilling their obligations in the financial markets.  Investors may lose confidence in the ability of a specific government agency or financial institution, or government agencies and financial institutions generally, to fulfill their obligations, thus causing the market value of instruments issued or guaranteed by them to fall.

Asset-Backed and Mortgage-Backed Securities Risk. The fund’s investments in asset-backed and mortgage-backed securities are obligations whose principal and interest payments are supported or collateralized by pools of other assets, such as automobile loans, credit card receivables and leases, and in the case of mortgage-backed securities, residential and commercial mortgages.  Defaults on the underlying assets may impair the value of an asset-backed or mortgage-backed security.  Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to those underlying assets.  These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

Foreign Securities.  Some of the securities acquired by the fund may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions.  Financial information concerning foreign entities generally is more limited than the information available from U.S. issuers or not available.  Non-U.S. bond markets in which the fund invests may have limited liquidity, and be subject to complex rules, arbitrary rules or both.  The fund also may have a limited ability to protect its investment under foreign property and securities laws.  Most foreign securities in which the fund may invest are “Yankee” bonds, that is, bonds of foreign issuers in which principal and interest are paid in U.S. dollars.  For those securities denominated in a currency other than the U.S. dollar, they may fall in value relative to U.S. dollar-denominated securities simply because of a change in exchange rate between that currency and the U.S. dollar.  The value foreign instruments as well as the foreign currency/U.S. dollar exchange rate tend to be adversely affected by local or regional political and economic developments.

Derivatives.  The fund investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

SSGA HIGH YIELD BOND FUND

Investment Objective

SSgA High Yield Bond Fund seeks to maximize total return by investing primarily in fixed-income securities, including, but not limited to, those represented by the Barclays Capital U.S. Corporate High-Yield Bond Index.  There is no guarantee that the fund will achieve its objective.  The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA High Yield Bond Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in high yield, high risk (non-investment grade) debt securities, commonly knows as high yield or junk bonds.  High yield bonds, and to a lesser extent other types of bonds, may be purchased at a discount and thereby provide opportunities to the fund for capital appreciation.

The fund’s portfolio typically consists of a core portfolio principally drawn from securities in the Barclays Capital U.S. High-Yield 2% Issuer Capped Bond Index, the fund’s benchmark, as well as other securities that have been selected to overweight or underweight certain securities, industries and sectors represented in the benchmark.  Intensive credit analysis of specific issuers is an important component of the fund’s securities selection process.  The duration of the fund (that is, its sensitivity to changes in interest rates) is monitored against the benchmark.

The fund invests primarily in debt securities that have been publicly issued or privately placed, with fixed, zero coupon, payment-in-kind, variable or floating interest rates, and may be denominated in U.S. dollars or foreign currencies.  The fund attempts to meet its investment objective by investing in, among other things:

·                  Obligations of U.S. and foreign corporations (e.g., “Yankee” bonds);

·                  Privately issued bank loans;

·                  Equity securities, including warrants, preferred stock and common stock;

·                  Asset-backed securities;

·                  Derivatives, including credit default swaps;  and

·                  Repurchase agreements.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Active Trading.  The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies.  Active trading will increase the fund’s transaction costs (generally measured by interest rate spreads) and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally.  The fund invests primarily in bonds and other non-equity types of financial instruments, as well as certain equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most bond funds and are described in “-Risks, Generally-Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Non-Investment Grade Securities Risk. Securities rated below investment grade (that is, below BBB by S&P or Baa by Moody’s) may involve greater risks than securities in higher rating categories.  Non-investment grade securities, in which the fund generally invests, are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.  While such debt will likely have some quality and protective characteristics, those characteristics generally are outweighed by large uncertainties or major risk exposures to adverse conditions.  Those risks include: adverse changes in general economic conditions and in the industries in which their issuers are engaged; changes in the financial condition of their issuers; and price fluctuations in response to changes in interest rates.  As a result, issuers of lower rated debt securities are subject to greater credit/default risk than issuers of investment grade securities.  Those securities, however, generally are not as sensitive to interest rate changes as investment grade bonds.

Rapid Changes in Interest Rates.  Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

Loans and Other Direct Indebtedness.  Loans and other direct indebtedness involve the risk that the SSgA High Yield Fund may not receive payment of principal, interest and other amounts due in connection with these investments.

Asset-Backed Securities Risk. The fund’s investments in asset-backed securities are obligations whose principal and interest payments are supported or collateralized by pools of other assets, such as automobile loans, credit card receivables and leases.  Defaults on the underlying assets may impair the value of an asset-backed security.  Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to those underlying assets.

Foreign Securities.  Some of the securities acquired by the fund may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions.  Financial information concerning foreign entities generally is more limited than the information available from U.S. issuers or not available.  Non-U.S. bond markets in which the fund invests may have limited liquidity, and be subject to complex rules, arbitrary rules or both.  The fund also may have a limited ability to protect its investment under foreign property and securities laws.  Most foreign securities in which the fund may invest are “Yankee” bonds, that is, bonds of foreign issuers in which principal and interest are paid in U.S. dollars.  For those securities denominated in a currency other than the U.S. dollar, they may fall in value relative to U.S. dollar-denominated securities simply because of a change in exchange rate between that currency and the U.S. dollar.  The value foreign instruments as well as the foreign currency/U.S. dollar exchange rate tend to be adversely affected by local or regional political and economic developments.

Equity Funds.  To the extent the fund holds equities, the fund will be exposed to the risks inherent in equities.  The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which it has significant holdings, or weaknesses associated with one or more specific companies in which it may have substantial investments.  Moreover, the fund may not be able to sell some or all of its securities at desired prices.

Derivatives.  The fund investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

SSGA DISCIPLINED EQUITY FUND

Investment Objective

SSgA Disciplined Equity Fund seeks to provide total returns that exceed over time the S&P 500 Index through investment in equity securities.  There is no guarantee that the fund will achieve its objective.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Disciplined Equity Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities.  The fund attempts to meet its investment objective by investing primarily in common stocks.

The fund’s adviser employs a proprietary quantitative stock-selection model.  This model is intended to reflect the risk characteristics of the S&P 500 Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells.  In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation and share price momentum) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a core portfolio as well as the remaining portfolio securities.  The core portfolio is drawn primarily from securities in the fund’s benchmark.  The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain securities, industries and sectors represented in the benchmark.  The fund’s investment universe is the securities in either the fund’s benchmark or the Russell 1000 Index.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.  From time to time, the adviser will make a qualitative judgment and deviate from the model, but only if it believes that certain negative information measured by the model is not fully reflected in the model-generated portfolio.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Active Trading.  The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies.  Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally.  The fund invests principally in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “-Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy.  A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.  To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

More Volatility than the Fund’s Benchmark.  While presenting the opportunity for excess returns relative to the S&P 500 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

Large Capitalization Securities Risk.  The fund’s emphasis on securities issued by large capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies.  Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the S&P 500 Index is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

SSGA ENHANCED SMALL CAP FUND

Investment Objective

SSgA Enhanced Small Cap Fund seeks to maximize total return through investment primarily in small capitalization equity securities.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Enhanced Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of small capitalization equity securities issued by companies with a market capitalization, at the time of investment, no larger than the largest capitalization stock in the Russell 2000® Index, the fund’s benchmark.  The fund’s portfolio is expected to have characteristics similar to the Russell 2000 Index, but with the potential to provide returns in excess of those of the Russell 2000 Index.  The fund attempts to meet its investment objective by investing primarily in, among other things, common stocks, including initial public offerings of securities (IPOs).

The fund’s adviser employs a proprietary quantitative stock-selection model.  This model determines which securities and quantities the fund purchases, holds and sells.  In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation and share price momentum) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a core portfolio as well as the remaining portfolio securities.  The core portfolio is drawn primarily from securities in the fund’s benchmark and is intended to reflect the risk characteristics of the fund’s benchmark.  The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain securities, industries and sectors represented in the benchmark.  The fund’s investment universe is the securities in either the fund’s benchmark.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.  From time to time, the adviser will make a qualitative judgment and deviate from the model, but only if it believes that certain information measured by the model is not fully reflected in the model-generated portfolio.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Principal Risks

Generally.  The fund invests principally in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “-Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy.  A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.  To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

More Volatility than the Fund’s Benchmark.  While presenting the opportunity for excess returns relative to the Russell 2000 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

Small Capitalization Securities Risk. Investments in small capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the fund’s benchmark is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

SSGA SMALL CAP FUND

Investment Objective

SSgA Small Cap Fund seeks to maximize the total return through investment in equity securities.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities, such as common stocks, issued by companies with a market capitalization, at the time of investment, no larger than the largest capitalization stock in the Russell 2000® Index, the fund’s benchmark.  The fund attempts to meet its investment objective by investing primarily in, among other things, domestic common stocks, including initial public offerings of securities (IPOs).

The fund’s adviser employs a proprietary quantitative stock-selection model that seeks to identify undervalued companies with superior growth potential.  This model determines the specific securities and quantities the fund purchases, holds and sells, securities drawn primarily, but not exclusively, from securities in the Russell 2000® Index, the fund’s benchmark.  It is intended to generate a portfolio that reflects the risk characteristics of the fund’s benchmark.  The model also is intended to predict the relative attractiveness of securities from a broad investment universe based on the correlation of certain historical economic and financial factors (such as measures of relative valuations, the quality of company’s earnings, cash flows, and investor sentiment) to past performance.

The model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The quantity of a security held is determined by the stock-selection model in evaluating a securities relative return and risk attractiveness.  Overweight or underweight positions in certain securities, industries and sectors relative to the benchmark are a direct result of this process.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Active Trading.  The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies.  Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally.  The fund invests primarily in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “-Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy.  A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.  To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Small Capitalization Securities Risk. Investments in small capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

Value Stocks Risk.  Certain stocks in which the fund may invest may be inexpensive relative to their earnings or assets compared to other types of stocks.  These stocks, commonly referred to a “value stocks,” may can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks, such as growth stocks.  Value stocks, however, may continue to be inexpensive for long periods of time and they may never realize their full value, as measured by earnings ratios and other common financial calculations.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the Russell 2000 Index is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

SSGA IAM SHARES FUNDS

Investment Objective

SSgA IAM Shares Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions or have not been identified as having non-union sentiment.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA IAM Shares Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of companies (“IAM Companies”) that:

·                  have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions, or

·                  are listed in the S&P 500® Index, and have not been identified by the International Association of Machinists and Aerospace Workers or affiliated labor unions as having non-union sentiment.

As of August 31, 2009, there were approximately        companies whose equity securities were publicly traded and met one or both of those requirements.  IAM Companies tend to be diverse geographically and by industry sector.  The fund may invest up to 20% of its net assets in securities of non-IAM Companies that have not been deemed to have non-union sentiment by the International Association of Machinists and Aerospace Workers Union.

The fund’s adviser employs a proprietary quantitative stock-selection model.  This model is intended to reflect the risk characteristics of the S&P 500 Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells.  In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of growth potential, valuation and share price momentum) to past performance.

The model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The fund periodically rebalances its portfolio in order to maintain its relative exposure to IAM Companies, as well as account for any change to the universe of IAM Companies.  While the fund seeks a high correlation with the returns of its benchmark, the fund does not fully replicate its benchmark, and therefore, the fund’s returns typically vary from the index’s returns.  All proxies for the fund’s underlying securities are voted in accordance with AFL/CIO guidelines.  The adviser from time to time will reexamine the model and make adjustments to the economic and financial factors considered.

The fund attempts to meet its investment objective by investing primarily in, among other things, domestic common stocks and related securities, which may include securities convertible into common stocks] and initial public offerings of securities (IPOs).

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Principal Risks

Generally.  The fund invests principally in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “-Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fun is subject to the following risks:

More Volatility than the Fund’s Benchmark.  While seeking excess returns relative to the S&P 500 Index, the fund’s strategy may present a greater risk of loss and higher tracking error compared to a fund that follows a strict indexing strategy.

Large Capitalization Securities Risk.  The fund’s emphasis on securities issued by large capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies.  Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the IAM Companies are concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

SSGA TUCKERMAN ACTIVE REIT FUND

Investment Objective

SSgA Tuckerman Active REIT Fund seeks to provide income and capital growth by investing primarily in publicly traded securities issued by real estate investment trusts.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Tuckerman Active REIT Fund invests at least 80% of its net assets (plus borrowings, if any) in real estate investment trusts, or REITs.  A REIT is a trust or similar entity that primarily invests in or operates real estate or companies involved in the real estate industry.  REITs may not have diversified holdings.  The fund is non-diversified, that is, compared with other funds, the fund may invest a greater percentage of its assets in a particular issuer.

The fund attempts to meet its objective through the active selection of REITs, primarily from those securities in the Dow Jones U.S. Select REIT® Index, and across different types (for example, REITs that specialize in healthcare facilities, office properties or residential rental properties) and regions based on the fundamental research of the fund’s investment subadviser.  The fund invests with a relatively long-term horizon, and attempts to minimize turnover, while focusing on relative valuations, balance sheet strength and high growth rates.

In addition to REIT securities, the fund may invest up to 20% of its assets in non-REIT real estate securities, as well as equity and fixed income securities of non-real estate companies.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Principal Risks

The fund’s investment policy involves substantial risk and may be considered speculative.

Generally.  The fund invests principally in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Non-Diversification Risk.  As a non-diversified fund, the fund may be more volatile than other funds.  The fund may invest a larger percentage of its assets in securities of one or several issuers than a diversified fund, and thus, the performance of those issuers may have a substantial impact on the fund’s share price.

Real Estate Securities Risk.  The fund’s investments in companies that hold or manage real estate, including real estate investment trust (or REITs) are subject to risks associated with direct ownership of real estate.  The value of real estate (and real estate securities) may be affected by changes in general and local economic conditions, increases in property taxes and changes in tax laws and interest rates.  The value of securities of companies that service the real estate industry may also be affected by such risks.  Many REITs do not have diversified holdings, making them more sensitive to changes in specific real estate markets.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

SSGA DIRECTIONAL CORE EQUITY FUND

Investment Objective

SSgA Directional Core Equity Fund seeks to achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities which, in the opinion of the fund’s investment adviser, have underlying valuation or business fundamentals that indicate prospects for growth, while selling short the equity securities of companies that, in the opinion of the fund’s investment adviser, have deteriorating business fundamentals and/or valuations. There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Directional Core Equity Fund invests at least 80% of its net assets (plus borrowings, if any) in equity securities, such as common stocks.  The fund anticipates, but cannot guarantee, that at any given time:

·                  Long positions (that is, securities the fund owns securities outright) equal approximately 95% of the fund’s net assets with 5% in cash reserves;

·                  The replacement cost of all securities sold short by the fund (a short sale is a sale of a security that the fund has borrowed with the intent to buy it back at a lower price) will equal approximately 30% of the fund’s net assets at any time;

·                  The proceeds of its short sales and cash reserves on hand will generally cover the fund’s liability from short sales.

The combination of long and short positions is intended to produce long term capital appreciation with down side protection.  In the event the fund’s short position increases substantially from its intended proportion of the fund’s net assets, the fund will attempt to use available cash and proceeds from the liquidation of long positions to replace enough of the securities sold short to bring the long and short positions back toward the intended proportions. If the fund’s long position should increase substantially, the fund will sell additional securities short for the same purpose of restoring the intended proportions.

The fund’s adviser employs a proprietary quantitative stock-selection model to generate a portfolio drawn from the 1,250 largest U.S. companies by market capitalization.  This model is intended to reflect the risk characteristics of the Russell 1000® Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds, and sells, on both the long and short side.  In addition, it is intended to predict the relative attractiveness (or in the case of short sales, unattractiveness) of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of relative valuations, the quality of company’s earnings, cash flows, and investor sentiment) to past performance.

The model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The quantity of a security held both in the long portfolio and short portfolio is determined by the stock-selection model in evaluating a securities relative return and risk attractiveness.  Overweight and underweight positions in certain securities, industries, and sectors relative to the benchmark are a direct result of this process.  Securities held as short positions generally are those that are the least attractive as predicted by the model.  The fund periodically rebalances its portfolio to reflect changes predicted by model.  The adviser from time to time will reexamine the model and make adjustments to the economic and financial factors considered.

In seeking long-term capital appreciation, the fund invests primarily in equity securities of large- and medium-sized companies that have reasonable prospects for long-term growth, and sell short the equity securities of those companies that have deteriorating business fundamentals and/or valuations.  Large capitalization companies include the companies represented at the time of investment in the Russell 1000® Index, and medium capitalization companies include companies represented at the time of investment in the Russell Midcap® Index.  The fund also may invest in U.S. government securities, real estate securities (such as securities issued by companies engaged in the business of managing or developing real estate, such as real estate investment trusts (REITs)), illiquid securities and futures, options and other derivative instruments.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Active Trading.  The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies.  Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

The fund’s investment policy involves substantial risk and may be considered speculative.

Generally.  The fund invests principally in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “-Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

The Fund’s Short Strategy.  When the fund is engaging in a short sale, the fund sells a security that it does not own, typically a security borrowed from a broker or dealer.  To close out its short sale, that is, to repay the loan of the borrowed security, the fund must purchase the security prior to the date on which delivery to the broker or dealer is required.  As a result, the making of a short sale exposes the fund to the risk of liability for the market value of the security that is sold (which increases as the market value of the underlying security increases) in addition to the costs associated with establishing, maintaining and closing out the short position.  When engaging in short sales, the fund may be required to pledge assets to the broker or take other action to cover its obligation.  Such pledges have the practical effect of limiting the amount of leverage that can be created through engaging in short sales.

Use of a Quantitative Strategy.  A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.  To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the Russell 1000 Index or the Russell Midcap Index is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Real Estate Securities Risk.  The fund’s investments in companies that hold or manage real estate, including real estate investment trust (or REITs) are subject to risks associated with direct ownership of real estate.  The value of real estate (and real estate securities) may be affected by changes in general and local economic conditions, increases in property taxes and changes in tax laws and interest rates.  The value of securities of companies that service the real estate industry may also be affected by such risks.  Many REITs do not have diversified holdings, making them more sensitive to changes in specific real estate markets.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

SSGA CORE EDGE EQUITY FUND

Investment Objective

SSgA Core Edge Equity Fund seeks to achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities which, in the opinion of the fund’s investment adviser, have underlying valuation or business fundamentals that indicate prospects for growth, while selling short the equity securities of companies that, in the opinion of the fund’s investment adviser, have deteriorating business fundamentals and/or valuations. There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Core Edge Equity Fund invests at least 80% of its net assets (plus borrowings, if any) in equity securities, such as common stocks.  The fund anticipates that equity securities that the fund owns (including any securities representing collateral for securities sold short, together the “long position”) may equal up to 130% of the fund’s net asset value at any given time, although the fund generally plans to hold up to 5% of its assets in cash or other liquid securities.  A short sale is a sale of a security that the fund has borrowed with the intent to repurchase it at a lower price.

The fund’s adviser employs a proprietary quantitative stock-selection model to generate a portfolio drawn from the 1,250 largest U.S. companies by market capitalization.  This model is intended to reflect the risk characteristics of the S&P 500® Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds, and sells, on both the long and short side.  In addition, it is intended to predict the relative attractiveness (or in the case of short sales, unattractiveness) of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of relative valuations, the quality of company’s earnings, cash flows, and investor sentiment) to past performance.

The model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The quantity of a security held both in the long portfolio and short portfolio is determined by the stock-selection model in evaluating a securities relative return and risk attractiveness.  Overweight and underweight positions in certain securities, industries, and sectors relative to the benchmark are a direct result of this process.  Securities held as short positions generally are those that are the least attractive as predicted by the model.  The fund periodically rebalances its portfolio to reflect changes predicted by model.  The adviser from time to time will reexamine the model and make adjustments to the economic and financial factors considered.

The fund also may invest in U.S. government securities, real estate securities (such as securities issued by companies engaged in the business of managing or developing real estate, such as real estate investment trusts (REITs)), illiquid securities and futures, options and other derivative instruments.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Active Trading.  The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies.  Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

The fund’s investment policy involves substantial risk and may be considered speculative.

Generally.  The fund invests principally in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “-Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy.  A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.  To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

The Fund’s Short Strategy.  When the fund is engaging in a short sale, the fund sells a security that it does not own, typically a security borrowed from a broker or dealer.  To close out its short sale, that is, to repay the loan of the borrowed security, the fund must purchase the security prior to the date on which delivery to the broker or dealer is required.  As a result, the making of a short sale exposes the fund to the risk of liability for the market value of the security that is sold (which increases as the market value of the underlying security increases) in addition to the costs associated with establishing, maintaining and closing out the short position.  When engaging in short sales, the fund may be required to pledge assets to the broker or take other action to cover its obligation.  Such pledges have the practical effect of limiting the amount of leverage that can be created through engaging in short sales.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the fund’s benchmark is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Large Capitalization Securities Risk.  The fund’s emphasis on securities issued by large capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies.  Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Medium Capitalization Securities Risk.  The fund’s investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations.  Medium capitalization companies typically have less seasoned management, fewer product lines and less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns.  In addition, growth prospects of medium capitalization companies tend to be less certain than larger capitalization companies, and the dividends paid on medium capitalization stocks are frequently negligible. The prices of medium capitalization stocks have, on occasion, fluctuated in the opposite direction of the prices of larger capitalization stocks or the general stock market.

Real Estate Securities Risk.  The fund’s investments in companies that hold or manage real estate, including real estate investment trust (or REITs) are subject to risks associated with direct ownership of real estate.  The value of real estate (and real estate securities) may be affected by changes in general and local economic conditions, increases in property taxes and changes in tax laws and interest rates.  The value of securities of companies that service the real estate industry may also be affected by such risks.  Many REITs do not have diversified holdings, making them more sensitive to changes in specific real estate markets.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

SSGA S&P 500 INDEX FUND

Investment Objective

SSgA S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor’s® 500 Index.  There is no guarantee that the fund will achieve its objective.  The Fund’s Board of Trustees may change the fund’s investment objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA S&P 500 Index Fund seeks to achieve its investment objective by investing substantially all of its assets in a portfolio of State Street Equity 500 Index Portfolio that has the same investment objective as, and investment policies that are substantially similar to those of, the fund (commonly referred to as a “master/feeder” complex, with the fund serving as the “feeder” fund and the portfolio of State Street Equity 500 Index Portfolio serving as the “master” fund).  At least 80% of the fund’s total net assets (plus borrowings, if any) are invested either directly or indirectly through the master fund in stocks in the S&P 500® Index in proportion to their weighting in that index.  Fund shareholders will be notified at least 60 days prior to changing the 80% investment policy.  The S&P 500 Index is designed to capture the price performance of a large cross-section of the U.S. publicly traded stock market.

The fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the fund utilizes a passive investment approach, attempting to replicate the investment performance of the S&P 500 Index through automated statistical analytic procedures.  To the extent that the fund may not be able to purchase all 500 stocks of the S&P 500 Index, the fund will purchase a representative sample of the stocks listed in the S&P 500 Index in proportion to their weightings.

In edition to the common stocks in the S&P 500 Index, the fund also may invest in futures, options and other derivatives.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Principal Risks

The fund’s investment policy involves substantial risk and may be considered speculative.

Generally.  The fund invests principally in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “-Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Large Capitalization Securities Risk.  The fund’s emphasis on securities issued by large capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies.  Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Master/Feeder Structure Risk.  The ability of the fund to meet its investment objective is directly related to the ability of the master fund to meet its objective, which in turn may be adversely affected by the purchase and redemption activities of other investors in the master fund.  In addition, the ability of a fund shareholder to redeem interests in the fund is dependent on the fund’s ability to redeem its interests in the master fund.  The fund’s investment adviser or one of its affiliates also may serve as investment advisor to the master fund. The trustees and officers of the fund will consider any conflict between in the fund adviser’s fiduciary responsibilities to the fund and the adviser’s or affiliate’s fiduciary duties to the master fund, and take such actions as they deem appropriate.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the S&P 500 Index is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

SSGA EMERGING MARKETS FUND

Investment Objective

SSgA Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.  There is no guarantee that the fund will achieve its objective.

Strategies, Risks and Performance

Principal Investment Strategies

The fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the fund’s adviser to have a developing or emerging economy or securities market.  An emerging market is any market included in the MSCI Emerging Markets Index, the fund’s benchmark.

The fund’s adviser employs a proprietary quantitative model to assist in country and stock selection, which the adviser believes are the keys to achieving the fund’s objective.  This model is intended to help determine the relative attractiveness of the countries and securities within the fund’s investment universe.  In addition, the model assists the adviser in controlling the fund’s exposure to risks relative to the fund’s benchmark.  The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance.

The model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.  From time to time, the adviser will make a qualitative judgment to deviate from the model, but only if it believes that certain information measured by the model is not fully reflected in.

The fund may invest in common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, and occasionally securities convertible into common stocks, initial public offerings, equity swaps, structured equity notes, equity linked notes and American Depository Receipts.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Principal Risks

Generally.  The fund invests principally in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy.  A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.  To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Foreign Securities, including Emerging Markets Equity Securities.  To the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available.  Non-U.S. equity markets in which the fund invests may have limited liquidity, and be subject to complex rules, arbitrary rules or both.  The fund also may have a limited ability to protect its investment under foreign property and securities laws, and may have difficulty from time to time converting local currency into U.S. dollars.  Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.  For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.  The events that lead to those greater risks include political instability, immature economic and financial institutions, local economies typically dependent on one or several natural resources, local property and securities laws that lack clarity or certainty, generally limited market liquidity, local ownership rules, currency exchange restrictions and restrictions on the repatriation of repatriation of investment income and capital.  Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners.  In these markets, the fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the fund’s indices are concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

American Depositary Receipts (ADRs).  ADRs are certificates that represent ownership of a specific number of shares of a non-U.S. issuer and which trade on a U.S. exchange.  ADRs held by the fund have the same currency and economic risks as the underlying shares they represent.  They also are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

SSGA INTERNATIONAL STOCK SELECTION FUND

Investment Objective

SSgA International Stock Selection Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA International Stock Selection Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of foreign issuers, such as common stocks, issued by companies in the countries and industries represented in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”), the fund’s benchmark.  The fund’s portfolio is expected to have characteristics similar to the MSCI EAFE Index.

The fund’s adviser employs a proprietary quantitative stock-selection model.  This model is intended to reflect the risk characteristics of the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells.  In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries (such as measures of growth potential, quality and valuation) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a core portfolio as well as the remaining portfolio securities.  The core portfolio is drawn primarily from securities in the fund’s benchmark.  The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and sectors represented in the benchmark.  The fund’s investment universe is the securities in Morgan Stanley Capital International Europe, Australasia, Far East Universe, which is broader than the fund’s benchmark.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

The fund attempts to meet its investment objective by investing primarily in, among other things, common stocks and, to help manage cash, index futures.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Active Trading.  The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies.  Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally.  The fund invests principally in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “-Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy.  A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.  To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Foreign Securities.  To the extent the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available.  Non-U.S. equity markets in which the fund invests may have limited liquidity, and be subject to complex rules, arbitrary rules or both.  The fund also may have a limited ability to protect its investment under foreign property and securities laws.  Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the MSCI EAFE Index is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

SSGA LIFE SOLUTIONS BALANCED FUND

Investment Objective

SSgA Life Solutions Balanced Fund seeks a balance of growth of capital and income.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Life Solutions Balanced Fund is a fund-of-funds, and generally invests its assets in shares of other SSgA Funds, commonly referred to as “underlying funds.”  Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes (examples of asset classes are large-cap growth, small-cap value, corporate bonds and government bonds) more than they otherwise could by investing in individual securities or shares of a single mutual fund.  Diversification generally is believed to reduce portfolio volatility while maintaining average investment returns.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally in equity securities, including international equities.  The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in bonds, and up to 20% in money market funds.  The share prices of most of the underlying funds are based on the market values of the securities held by the underlying funds.  From time to time, some of the underlying funds may be exchange-traded funds, whose share prices are determined based on the market prices of their shares rather than the market prices of their portfolio holdings.

In constructing the fund’s portfolio of securities, the adviser periodically establishes specific percentage targets for each asset class based on the adviser’s outlook for the economy and the financial markets.  The adviser then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets.  The adviser periodically reallocates fund assets based on its reassessment of the economy and the financial markets.  In certain circumstances, the fund may invest in securities other than shares of funds, for example to manage its cash balances.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Principal Risks

Generally.  The fund invests principally in shares of other SSgA Funds.  As a result, the principal risks of investing in the fund are those risks that are common to the underlying funds, including equity funds, are described in “-Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Fund-of-funds. A fund-of-funds, such as the fund, may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund’s exposure to those sectors or securities.  The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds.  A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund or the underlying fund has significant investments in a specific sector, the fund is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Large Capitalization Securities Risk.  The fund’s or its underlying funds’ emphasis on securities issued by large capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies.  Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Medium Capitalization Securities Risk.  The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations.  Medium capitalization companies typically have less seasoned management, fewer product lines and less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns.  In addition, growth prospects of medium capitalization companies tend to be less certain than larger capitalization companies, and the dividends paid on medium capitalization stocks are frequently negligible. The prices of medium capitalization stocks have, on occasion, fluctuated in the opposite direction of the prices of larger capitalization stocks or the general stock market.

Small Capitalization Securities Risk. The fund’s or its underlying funds’ investments in small capitalization companies tend to expose the fund to greater risks than if the fund invested in large companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

Bonds.  To the extent the fund or its underlying funds hold bonds, the fund will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, prepayment and extension risks, and liquidity risk.  During periods of rising interest rates, a bond’s yield generally is lower than prevailing market rates, causing the value of the bond to fall.  Credit risk is the risk that an issuer or guarantor of the bond may default on its obligation to pay scheduled interest and repay principal.  Prepayment and extension risks are the risks that a bond may be paid before or after the date the fund expects it to be repaid, causing the fund to lose interest payments that the fund had otherwise expected.  Liquidity risk is the risk that adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding those securities to determine their values.

Foreign Securities.  To the extent the fund or its underlying funds holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available.  Non-U.S. equity markets in which they invest may have limited liquidity, and be subject to complex rules, arbitrary rules or both.  They also may have a limited ability to protect its investment under foreign property and securities laws.  Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

Derivatives.  The fund’s or its underlying funds’ investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow them to leverage their portfolios, and thus, could lose more than the principal amount it invested in those derivatives.

SSGA LIFE SOLUTIONS GROWTH FUND

Investment Objective

SSgA Life Solutions Growth Fund seeks long term growth of capital.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Life Solutions Growth Fund is a fund-of-funds, and generally invests its assets in shares of other SSgA Funds, commonly referred to as “underlying funds.”  Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes (examples of asset classes are large-cap growth, small-cap value, corporate bonds and government bonds) more than they otherwise could by investing in individual securities or shares of a single mutual fund.  Diversification generally is believed to reduce portfolio volatility while maintaining average investment returns.

To achieve its objective, the fund typically invests between 60% and 100% of its assets in underlying funds that invest principally in equity securities, including international equities.  The fund usually invests its remaining assets in underlying funds that invest principally in bonds, including money market funds.  The share prices of most of the underlying funds are based on the market values of the securities held by the underlying funds.  From time to time, some of the underlying funds may be exchange-traded funds, whose share prices are determined based on the market prices of their shares rather than the market prices of their portfolio holdings.

In constructing the fund’s portfolio of securities, the adviser periodically establishes specific percentage targets for each asset class based on the adviser’s outlook for the economy and the financial markets.  The adviser then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets.  The adviser periodically reallocates fund assets based on its reassessment of the economy and the financial markets.  In certain circumstances, the fund may invest in specific securities other than shares of funds, for example to manage its cash balances.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Principal Risks

Generally.  The fund invests principally in shares of other SSgA Funds.  As a result, the principal risks of investing in the fund are those risks that are common to the underlying funds, including equity funds, are described in “Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Fund-of-funds. A fund-of-funds, such as the fund, may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund’s exposure to those sectors or securities.  The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds.  A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund or the underlying fund has significant investments in a specific sector, the fund is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Large Capitalization Securities Risk.  The fund’s or its underlying funds’ emphasis on securities issued by large capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies.  Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Medium Capitalization Securities Risk.  The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations.  Medium capitalization companies typically have less seasoned management, fewer product lines and less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns.  In addition, growth prospects of medium capitalization companies tend to be less certain than larger capitalization companies, and the dividends paid on medium capitalization stocks are frequently negligible. The prices of medium capitalization stocks have, on occasion, fluctuated in the opposite direction of the prices of larger capitalization stocks or the general stock market.

Small Capitalization Securities Risk. The fund’s or its underlying funds’ investments in small capitalization companies tend to expose the fund to greater risks than if the fund invested in large companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

Foreign Securities.  To the extent the fund or its underlying funds holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available.  Non-U.S. equity markets in which they invest may have limited liquidity, and be subject to complex rules, arbitrary rules or both.  They also may have a limited ability to protect its investment under foreign property and securities laws.  Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

Bonds.  To the extent the fund or its underlying funds hold bonds, the fund will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, prepayment and extension risks, and liquidity risk.  During periods of rising interest rates, a bond’s yield generally is lower than prevailing market rates, causing the value of the bond to fall.  Credit risk is the risk that an issuer or guarantor of the bond may default on its obligation to pay scheduled interest and repay principal.  Prepayment and extension risks are the risks that a bond may be paid before or after the date the fund expects it to be repaid, causing the fund to lose interest payments that the fund had otherwise expected.  Liquidity risk is the risk that adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it more difficult for a fund to value and sell the securities.

Derivatives.  The fund’s or its underlying funds’ investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow them to leverage their portfolios, and thus, could lose more than the principal amount it invested in those derivatives.

SSGA LIFE SOLUTIONS INCOME AND GROWTH FUND

Investment Objective

SSgA Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Life Solutions Income and Growth Fund is a fund-of-funds, and generally invests its assets in shares of other SSgA Funds, commonly referred to as “underlying funds.”  Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes (examples of asset classes are large-cap growth, small-cap value, corporate bonds and government bonds) more than they otherwise could by investing in individual securities or shares of a single mutual fund.  Diversification generally is believed to reduce portfolio volatility while maintaining average investment returns.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally bonds.  The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in equities, including international securities and up to 20% in money market funds.  The share prices of most of the underlying funds are based on the market values of the securities held by the underlying funds.  From time to time, some of the underlying funds may be exchange-traded funds, whose share prices are determined based on the market prices of their shares rather than the market prices of their portfolio holdings.

In constructing the fund’s portfolio of securities, the adviser periodically establishes specific percentage targets for each asset class based on the adviser’s outlook for the economy and the financial markets.  The adviser then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets.  The adviser periodically reallocates fund assets based on its reassessment of the economy and the financial markets.  In certain circumstances, the fund may invest in specific securities other than shares of funds, for example to manage its cash balances.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds (other than the SSgA Money Market Funds).”

Principal Risks

Generally.  The fund invests principally in shares of other SSgA Funds.  As a result, the principal risks of investing in the fund are those risks that are common to the underlying funds, including bond and equity funds, are described in “-Risks Common to the SSgA Money Market and Bond Funds and SSgA Equity Funds,” below.

In addition, the fund is subject to the following risks:

Fund-of-funds. A fund-of-funds, such as the fund, may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund’s exposure to those sectors or securities.  The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds.  A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund or the underlying fund has significant investments in a specific sector, the fund is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Equity Funds.  To the extent the fund or any underlying fund holds equities, the fund will be exposed to the risks inherent in equities.  The share price of the fund or an underlying fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which it has significant holdings, or weaknesses associated with one or more specific companies in which it may have substantial investments.  Moreover, the fund or an underlying fund may not be able to sell some or all of its securities at desired prices.

Foreign Securities.  To the extent the fund or its underlying funds holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available.  Non-U.S. equity markets in which they invest may have limited liquidity, and be subject to complex rules, arbitrary rules or both.  They also may have a limited ability to protect its investment under foreign property and securities laws.  Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

Derivatives.  The fund’s or its underlying funds’ investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow them to leverage their portfolios, and thus, could lose more than the principal amount it invested in those derivatives.

INVESTMENT TECHNIQUES COMMON TO THE SSGA FUNDS

(OTHER THAN THE SSGA MONEY MARKET FUNDS)

Securities Lending.  To earn additional income, a fund may lend its securities to brokers, dealers and other institutional investors.  When the fund lends its securities, it typically receives back collateral in the form of cash or high quality securities.  Cash collateral typically is invested by the fund in a money market fund managed by the fund’s investment adviser or one of its affiliates, with the fund splitting the income received from the money market fund with the securities lending agent, an affiliate of the fund’s investment adviser.  Collateral in the form of securities typically is held by the fund’s custodian, and the fund receives a premium for loaning its securities.  That premium also is split with the securities lending agent.  The fund returns the collateral when its lent securities are returned, or, in the event the lent securities are not returned, the collateral is retained or sold by the fund to compensate it for its loss.

Should a borrower of securities fail financially, a fund may experience delays in recovering the securities or exercising its rights in the collateral.  Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing.  In a loan transaction, a fund that accepts cash collateral also will bear the risk of any decline in value of securities acquired with cash collateral, including shares of money market funds that intend to maintain a stable share price.

Cash Management.  Some of the assets of a fund generally are cash or cash equivalent instruments, including money market funds managed by the fund’s investment adviser or one of its affiliates.  Such cash and cash equivalent instruments are used by the fund to satisfy anticipated redemptions of fund shares, or they represent the proceeds from the sale of fund assets.  Except when the fund employs temporary defensive positions or anticipates significant fund redemptions, it is not the policy of the fund to maintain a significant portion of its assets as cash or cash equivalent instruments.

Temporary Defensive Positions.  From time to time, a fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  When taking a defensive position, the fund may not achieve its investment objective.

RISKS COMMON TO THE SSGA MONEY MARKET AND BOND FUNDS AND SSGA EQUITY FUNDS

Risks Common to Funds Investing Principally in Equity Securities

The following are risks that are common to most equity funds, including the SSgA Funds’ domestic and international equity funds, and the SSgA funds-of-funds to the extent that they invest in equity funds:

Market, Industry and Specific Holdings.  The share price of a fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.  The stock markets generally may decline because of adverse economic and financial developments in the U.S. and abroad.  Industry or company earnings may deteriorate because of a variety of factors, including maturing product lines, changes in technologies, new competition and changes in management.  Such weaknesses typically lead to changes in investor expectations of future earnings and a lack of confidence in current stock prices.  Downward pressures on stock prices accelerate if institutional investors, who comprise a substantial portion of the market, also lose confidence in current prices.

Liquidity.  Adverse market or economic conditions may result in limited or no trading market for certain securities held by a fund.  Under these conditions it may be difficult for the fund to determine the market price or, alternatively, fair value, of those securities if the fund must sell those securities on short notice, such as to meet redemption requests from fund shareholders.

Risks Common to Funds Investing Principally in Debt Instruments

The following are risks that are common to most bond funds, including the SSgA Funds’ fixed income and money market funds, and the SSgA funds-of-funds to the extent that they invest in bond funds:

Interest Rate Risk.  During periods of rising interest rates, a fund’s yield generally is lower than prevailing market rates, causing the value of the fund to fall.  In periods of falling interest rates, a fund’s yield generally is higher than prevailing market rates, causing the value of the fund to rise.  Typically, the more distant the expected cash flow that the fund is to receive from a security, the more sensitive the market price of the security is to movements in interest rates.  If a fund owns securities that have variable or floating interest rates, as interest rates fall, the income the fund receives from those securities also will fall.

Credit Risk.  Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal.  It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality.

Prepayment Risk and Extension Risk.  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)apply primarily to asset-backed and mortgage-backed securities and certain municipal securities.

Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the fund has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by a fund later than expected.  This may happen when there is a rise in interest rates.  Under these circumstances, the value of the obligation will decrease, thus preventing the fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Liquidity Risk.  Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding the securities to determine their values.  A fund holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them.  The fund also may not be able to sell the securities at any price.

PORTFOLIO HOLDINGS

Information about each fund’s 10 largest holdings generally is posted on the SSgA Fund’s website, www.ssgafunds.com, within 30   days following the end of each month.  Additional information is included in the SSgA Fund’s periodic filings with the Securities and Exchange Commission.  Those reports are available free of charge on the Securities and Exchange Commission’s EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.  A description of the SSgA Funds’ policies with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information and on the SSgA Funds’ website at www.ssgafunds.com.

FUND MANAGEMENT

INVESTMENT ADVISER/SUBADVISER

SSgA Funds’ Investment Adviser.  SSgA Funds Management, Inc. (“SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment adviser to each fund and as such, directs the management of each fund’s investment portfolio as well as its business affairs.  With respect to SSgA Tuckerman Active REIT Fund, SSgA FM provides reporting, operational and compliance services, as well as general oversight of that fund’s investment subadviser.  As of November 30, 2009, SSgA FM had assets under management of over $       billion.  SSgA FM is a subsidiary of State Street Corporation (“State Street Corp.”), and together with other subsidiaries, comprise State Street Global Advisors (“SSgA”), the investment management arm of State Street Corp.

SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East, and as of November 30, 2009, has over $       trillion under management.

State Street Bank and Trust Company, also a subsidiary of State Street Corp., is a 200-year old pioneer and leader in the world of financial services, and one of the largest providers of securities processing and record keeping services for U.S. mutual funds and pension funds.

Investment Subadviser to SSgA Tuckerman Active REIT Fund.  The Tuckerman Group, LLC (“Tuckerman”), 4 International Drive, Suite 230, Rye Brook, NY 10773, serves as the investment subadviser to SSgA FM with respect to SSgA Tuckerman Active REIT Fund, and as such directs the management of that fund’s investment portfolio. As of November 30, 2009, Tuckerman had assets under management of over $     billion.  Tuckerman is part of State Street Global Alliance LLC, a strategic venture partnership jointly owned by SSgA and Stichting Pensionenfonds ABP (a Dutch pension Fund).  Tuckerman focuses on real estate investments and strategic advisory services for institutional and individual clients through a series of specialized programs.  Its capabilities include direct, private real estate investments as well as management of public real estate securities portfolios, such as real estate investment trusts.  Tuckerman brings to its clients years of considerable investment, development (ground-up and value added), asset management, leasing and capital market experience.

Certain Legal Proceedings.

[To be updated by amendment.]

INVESTMENT MANAGEMENT FEES

The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section for that fund.

A discussion of the basis for the Board of Trustees of the SSgA Funds approval of the investment advisory agreement is contained in the SSgA Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2009.

PORTFOLIO MANAGEMENT

Each of the SSgA Funds is managed by a team of investment professionals.  SSgA FM uses a team approach to encourage the flow of investment ideas.  Each portfolio management team is overseen by the SSgA Investment Committee.  The table below shows the investment experience of the portfolio managers for each SSgA Fund (other than the SSgA money market funds).  The SSgA Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the SSgA Funds that they manage.

SSgA Fund	Portfolio Manager(s)	Experience
SSgA Bond Market Fund SSgA Intermediate Fund	Brian Kinney	Investment professional for 14 years, the last 6 years with SSgA FM or its affiliates.

	Matthew D. Pappas	Investment professional for 13 years, the last 7 years with SSgA FM or its affiliates.

SSgA High Yield Bond Fund	Jeffrey Megar, CFA	Investment professional for 12 years, the last 2 years with SSgA FM or its affiliates.

	William Cunningham	Investment professional for 25 years, the last 3 years with SSgA FM or its affiliates. Immediately prior to joining

State Street, he ran an independent research firm. .

SSgA Core Edge Equity Fund SSgA Directional Core Equity Fund SSgA Small Cap Fund	Brian Shannahan, CFA	Investment professional for 17 years, the last 9 years with SSgA FM or its affiliates. He is the head of SSgA’s US Active Quantitative Equity Team

SSgA Enhanced Small Cap Fund SSgA Disciplined Equity Fund	Chuck Martin, CFA	Investment professional for 16 years, the last 8 years with SSgA FM or its affiliates.

	John O’Connell	Investment professional for 16 years, the last 9 years with SSgA FM or its affiliates.

SSgA IAM SHARES Fund SSgA S&P 500 Index Funds	Karl Schneider	Investment professional for 13 years, the last 13 years with SSgA FM or its affiliates.

	John A. Tucker	Investment professional for 21 years, the last 21 years with SSgA FM or its affiliates. He is the head of U.S. Equity Markets in SSgA’s Global Structured Products Group.

SSgA Tuckerman Active REIT Fund	Amos J. Rogers III	Investment professional for 19 years, the last 6 years with Tuckerman or its affiliates. He leads SSgA’s real estate investment business.

	Sophia Banar	Investment professional for 5 years, the last 5 years with Tuckerman or its affiliates.

SSgA Emerging Markets Fund	Brad Aham, CFA, FRM	Investment professional for 16 years, the last 16 years with SSgA FM or its affiliates. He is the head of SSgA’s Active Emerging Markets Equity Team.

	Chris Laine	Investment professional for 15 years, the last 2 years with SSgA FM or its affiliates.

SSgA International Stock Selection Fund	Gaurav Mallik	Investment professional for 9 years, the last 3 years with SSgA FM or its affiliates.

	Didier Rosenfeld, CFA	Investment professional for 11 years, the last 9 years with SSgA FM or its affiliates. He leads SSgA’s Global Quantitative Active Equity Team.

SSGA Life Solutions Balanced Fund SSgA Life Solutions Growth Fund SSgA Life Solutions Income and Growth Fund	Michael Martel	Investment professional for 17 years, the last 17 years with SSgA FM or its affiliates.
	Daniel Farley, CFA	Investment professional for 17 years, the last 17 years with SSgA FM or its affiliates. He is the head of SSgA’s U.S. Asset Allocation team

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of each SSgA Fund share is based on the net asset value (“NAV”) of the fund and the method or methods used to value fund assets as described in the following table.  Share prices are determined each day that the New York Stock Exchange is open for regular trading at times also described in the following table.

Fund	Valuation Method(s) Used	Time Fund’s Share Price Determined (Eastern time)
SSgA Money Market Fund* SSgA US Government Fund* SSgA Tax Free Money Market Fund*	Amortized cost	Close of the New York Stock Exchange (typically 4 p.m.)

*  The SSgA money market funds reserve the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation remains open.  These funds also may establish special hours on those days to determine each fund’s NAV.

SSgA Bond Funds SSgA Domestic Equity Funds SSgA International Equity Funds

Market value (generally determined at the closing time of the market on which they are traded)

Fair value (when market quotations are not readily available or subsequent events suggest the market quotation no longer is reliable)

Amortized cost (for debt securities maturing within 60 days)

Close of the New York Stock Exchange (typically 4 p.m.)

SSgA Funds-of-Funds	Published net asset values of underlying funds	Close of the New York Stock Exchange (typically 4 p.m.)

PURCHASE OF FUND SHARES

The SSgA Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment.  If you do not provide this information, you may not be able to open an account with the SSgA Funds.  If the SSgA Funds believe that it has uncovered criminal activity, the SSgA Funds and their service providers may close your account and take any action they deem reasonable or required by law.  The SSgA Funds reserve the right to reject any purchase order.

The following is in addition to “Fund Summaries,” section “Purchase and Sale of Fund Shares” relating to the specific SSgA Fund in which you intend to purchase shares.

Purchase Dates and Times (Money Market Funds). Fund shares may be purchased on any business day at the NAV next determined after the receipt of the purchase order. A business day is one on which the New York Stock Exchange is open for regular trading. The Federal Reserve is closed on certain holidays on which the New York Stock Exchange is open. These holidays are Columbus Day and Veteran’s Day. On these holidays, you will not be able to purchase shares by wiring federal funds because federal funds wiring does not occur on these holidays. All purchases must be made in US dollars and federal funds payments must be received by the Transfer Agent by the close of the Federal Reserve. In order to be effective on the date received, purchase orders in good form (described below) and payments for Fund shares by check must be received by the Transfer Agent:

·      Money Market and Tax Free Money Market Funds: Prior to the close of the New York Stock Exchange; and

·      US Government Money Market Fund: Prior to 3 p.m. Eastern time. If an order or payment is received on a non-business day or after the times listed above, the order will be effective on the next business day.

Notwithstanding the foregoing provisions, the SSgA Money Market, US Government Money Market, and Tax Free Money Market Funds (each, a “Fund” and collectively, the “Money Market Funds”) reserve the right to accept orders to purchase or redeem shares on any day that is not a business day and the Federal Reserve or National Securities Clearing Corporation (“NSCC”) remains open. Also, any of the Money Market Funds may designate special hours of operation on any such day. In the event that any of the Money Market Funds invoke the right to accept orders to purchase or redeem shares on any day that is not a business day or adopt special hours of operation, the Funds will post advance notice of these events at www.ssgafunds.com.

Net Asset Value and Dividend Policy Upon Purchase. Purchases made by check or exchange from an existing SSgA Fund earn dividends the business day following the purchase or exchange date (T+1). For wire payments, orders must be received prior to the Federal Reserve close to earn the dividend on the date of purchase. If payment is received without an order being placed into the Transfer Agent prior to the Fund closing, dividends will be earned on T+1. NSCC settlement payments are received after the Fund closing and, therefore, dividends will be earned the day following settlement (T+ 2). Except as noted above:

·      Money Market Fund: Purchase orders in good form received by the Transfer Agent prior to the close of the New York Stock Exchange earn the dividend on the date of purchase.

·      US Government Money Market Fund: Purchase orders in good form received by the Transfer Agent prior to 3 p.m. Eastern time will receive that day’s NAV and will earn the dividend declared on the date of purchase.

·      Tax Free Money Market Fund: Purchase orders in good form received by the Transfer Agent: (1) by 12 noon Eastern time will receive that day’s NAV and earn the dividend declared on the date of purchase; and (2) after 12 noon but before the close of the New York Stock Exchange will receive that day’s NAV but will not earn the dividend declared on the date of purchase.

Customer Identification. The SSgA Funds recognize the importance of detecting, preventing and mitigating identity theft, which means a fraud committed or attempted using the identifying information of another person without authority. The Funds have adopted a “Red Flags” policy to monitor for and take action with respect to patterns, practices, or specific activities that indicate the possible existence of identity theft, and the Funds conduct their operations in a manner that is consistent with industry practice in that regard. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. When you open an account, we will ask for your name, residential address, date of birth (for individuals), taxpayer or other government identification number and other information that will allow us to identify you. We may also request to review other identifying documents such as driver’s license, passport or documents showing the existence of the business entity. If you do not provide the personal information requested on the account application, we may not be able to open your account. Failure to provide the personal information requested on the account application may also result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies. After your account has been opened, if we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable. The SSgA Funds reserve the right to reject any purchase order. Furthermore, the Transfer Agent implements the Red Flags policy by monitoring for red flags in the opening of Fund accounts and activity with respect to existing accounts.

Minimum Investments.  Each SSgA Fund requires minimum amounts of initial and additional investments.  Please see the “Fund Summaries” and the section “Purchase and Sale of Fund Shares” for the relevant minimum amount of you initial or additional investment.  Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The funds reserve the right to increase or decrease the minimum amount required to open or maintain an account.

Order and Payment Procedures. There are several ways to invest in the SSgA Funds. The SSgA Funds require a purchase order in good form, which consists of a completed and signed application for each new account, unless the account is opened through a third party which has a signed agreement with the fund’s distributor or the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds.  For additional information, including the IRA package, additional applications or other forms, call the Customer Service Department at (800) 647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317. You may also access this information online at www.ssgafunds.com.

Large Transactions in the SSgA Money Market Funds. To assist SSgA FM in managing the SSgA money market funds, shareholders are strongly urged to initiate all trades (investments, exchanges or redemptions of shares) as early in the day as possible.  Please notify the fund’s transfer agent at least one day in advance of transactions in excess of $25 million in the SSgA Money Market Fund, and in excess of $5 million in the SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund. The SSgA Funds reserve the right to reject purchase orders in the absence of adequate notification of a purchase order in excess of the amounts stated above.

Form of Purchase Payments. All purchases made by check or wire should be in U.S. dollars.  All purchases made by check shall be from a U.S. bank.  Third-party checks for initial purchases and checks drawn on credit card accounts for new and initial purchases will not be accepted.

Automatic Investment Plan. Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking account.  Please complete the appropriate section of the application and attach a voided personal check to correctly code your account with the bank instructions. Once this option has been established, you may call the Customer Service Department at (800) 647-7327 prior to 4 p.m. Eastern time to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it.

Purchases Through Pension Plans.  If you are purchasing fund assets through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

In-Kind Purchase of Securities. The SSgA Funds may, in their sole discretion, permit you to purchase shares through the exchange of other securities that you own.  The market value of any securities exchanged, plus any cash, must be at least $25 million.  Please contact the Customer Service Department at (800) 647-7327 for more information, including additional restrictions.

EXCHANGES AND TRANSFERS

Generally.  Subject to satisfying the minimum investment requirement, investors may have $100 or more of their SSgA Fund shares exchanged for shares of any other SSgA Fund on a business day. There is no charge for this service. To use this option, contact the Customer Service Department at (800) 647-7327.

Telephone Exchanges.  SSgA Fund shares are exchanged on the basis of relative NAV per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent.  See “Redemption and Exchange Requests in Writing.”  Exchanges may be made over the phone if the registrations of the two accounts are identical.

Systematic Exchanges.  You may choose the date, the frequency (monthly, quarterly or annually) of systematic exchanges of your shares in one SSgA Fund to another SSgA Fund.  The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the SSgA Funds on 60 days’ written notice to shareholders.  For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder.  Please contact your tax adviser.

Account Transfers. To effect a change in account registration (for example, to add a new joint owner), a shareholder of an SSgA Fund may request to open a new account in the same SSgA Fund (referred to as a “transfer”). To effect a transfer, the fund’s transfer agent will require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the SSgA Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

MARKET TIMING/EXCESSIVE TRADING

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the SSgA Funds.  Excessive Trading into and out of a SSgA Fund may harm the fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

The Board of Trustees of the SSgA Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the SSgA Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

As a means to protect the funds and their shareholders from Excessive Trading:

·                  The SSgA Funds’ transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, Omnibus Transparency and Change of Direction, which are implemented on a risk-based approach designed to identify trading that could adversely impact the SSgA Funds;

·                  The SSgA Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the SSgA Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the funds against harmful short-term trading; and

·                  With respect to SSgA Funds that invest in securities that trade on foreign markets, pursuant to the SSgA Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Under the Policy, Excessive Trading includes certain “Round Trip” transactions, defined, as a purchase (including exchanges) and redemption (including exchanges) effected within 30 days within the same SSgA Fund and uses the following notification process:

·                  If the SSgA Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the SSgA Fund’s distributor will send a notice to the account owner informing them that the account is in a watch status and future Excessive Trading may result in further action including suspension or termination of the account;

·                  If that same account effects another Round Trip within 30 days following the above notification, the SSgA Funds’ distributor will issue to the account owner a “Second Stage” alert notice; a Second Stage alert explains that the account may be prohibited from effecting future purchases if the Excessive Trading continues;

·                  If the same account engages in another Round Trip within 30 days following the issuance of a Second Stage alert, the SSgA Funds’ distributor will instruct SSgA Funds’ transfer agent to place a “Stop Purchase” instruction on the account for a period of 90 days which will prevent the account from effecting further purchases of the SSgA Fund;

·                  At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed by the Transfer Agent and the account will be eligible to accept additional purchases; and

·                  If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the SSgA Funds’ distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Trading instruction(s) on the account or directing immediate account closure.

Notwithstanding the foregoing notification process, the Distributor may take any reasonable action that it deems necessary or appropriate in support of the SSgA Funds’ Policy without providing prior notification to the account holder.  While the SSgA Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices.  Additionally, frequent trades of small amounts may not be detected. The SSgA Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the funds or its shareholders.

A SSgA Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

REDEMPTION OF FUND SHARES

The following is in addition to “Fund Summaries,” section “Purchase and Sale of Fund Shares” relating to the specific SSgA Fund in which you intend to redeem shares.

Sales within 15 Days of Purchase.  If you purchased SSgA Fund shares by check or an automatic investment program and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the SSgA Fund will generally postpone sending redemption proceeds until it can verify that the check or automatic investment program investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

Redemption Proceeds by Wire. Upon request, redemption proceeds of $1,000 or more will be wire transferred to your account at a U.S. bank that is a member of the Federal Reserve System.  You must indicate this option on your application or letter of instruction.  If bank instructions are not indicated on the account, a medallion guaranteed letter of instruction is required to add the bank information to send proceeds via wire. The SSgA Funds do not provide wire transfer service for redemption proceeds of less than $1,000.  The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will normally be sent the next business day, but may take up to seven business days. Although the SSgA Funds do not charge a fee for this service, it reserves the right to charge a fee for the cost of wire-transferred redemptions, and your bank may charge a fee for receiving the wire.  Please check with your bank before requesting this feature.

Redemption Proceeds by Check. Telephone redemption requests for proceeds less than $50,000 may be sent by check and to the address shown on the SSgA Funds registration record, provided that the address has not been changed within 60 days of the redemption request.  All proceeds by check will normally be sent the following business day. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Check-writing Service (the SSgA money market funds only). If you have authorized the check writing feature on the application and have completed the signature card, you may redeem shares in your account by check, provided that the appropriate signatures are on the check. The minimum check amount is $500. There is a one-time service charge of $5 per SSgA money market fund to establish this feature, and you may write an unlimited number of checks provided that the account minimum of $1,000 per SSgA money market fund is maintained.

Telephone and Other Electronic Redemptions. Shareholders may normally redeem SSgA Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The SSgA Funds and their transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized.  Neither the SSgA Funds, nor their distributor or transfer agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. Please note that if the address of record has been changed within 60 days of the redemption request, the request must be in writing and bear a medallion guarantee.  During periods of significant or unusual economic or market activity, shareholders giving instructions by phone may encounter delays.

Redemption and Exchange Requests in Writing. In certain circumstances, a SSgA Fund shareholder will need to request to sell or exchange shares in writing. Use the addresses for purchases by mail listed under “Purchase of Fund Shares”. In order for a redemption or exchange request to be received by the Transfer Agent in good form, the shareholder may need to include additional items with the request, including a medallion guarantee if NAV of the shares being redeemed is more than $50,000.  (Please check with the institution prior to signing to ensure that they are an acceptable medallion guarantor. A notary public cannot provide a medallion guarantee.)  Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

In-Kind Redemptions.  The SSgA Funds may pay any portion of the redemption amount in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the SSgA Fund in lieu of cash.  You will incur brokerage charges and may incur other fees on the sale of these portfolio securities.  In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Systematic Withdrawal Plan by Check.  If your account balance is over $10,000, you may request periodic cash withdrawals automatically be paid to you or any person you designate.  No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Systematic Withdrawal Plan by Bank Transfer.  You may make automatic withdrawals of $100 or more by completing the appropriate sections of the application.  You must also attach a voided check to code your account with the correct wire instructions.  This option allows you to designate future withdrawal dates and amounts as long as your account balance is over $10,000.  Please note that proceeds from such withdrawals will be transmitted to the investor’s bank two business days after the trade is placed or executed automatically.

Minimum Account Size.  The minimum account size for a shareholder of any SSgA Fund is $1,000, except for shareholders of SSgA S&P 500 Index Fund who established accounts with the fund on or after December 24, 1997, in which case the minimum account size is $10,000.  You will receive 60 days’ notice that your account will be closed unless an investment is made to increase the account balance to the required minimum.  Failure to bring your account balance to the required minimum may result in the fund closing your account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the fund’s records.

Suspension of Shareholder Redemptions.  The SSgA Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than seven days to the extent permitted by law.

DIVIDENDS AND DISTRIBUTIONS

Each SSgA Fund intends to declare and pay dividends as noted in the following table:

Fund	Dividends Declared	Dividends Paid
SSgA Money Market Funds	Daily	Last business day of each month

SSgA Bond Market Fund SSgA Intermediate Fund SSgA High Yield Bond Fund SSgA Tuckerman Active REIT	Monthly	Monthly

SSgA IAM SHARES Fund SSgA S&P 500 Index Fund SSgA Disciplined Equity Fund	Quarterly	Quarterly

All other SSgA Funds	Annually	Annually

Capital gains, if any, are usually distributed in October.  Excise dividends and capital gains, if any, generally are distributed in December.

When an SSgA Fund (other than an SSgA money market fund) pays a dividend or capital gains, the NAV per share is reduced by the amount of the payment.  Income dividends and capital gains distributions will be paid in additional shares on the record date unless you have elected to receive them in cash.

Distribution Options.  You can choose from four different distribution options as indicated on the application:

·                  Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund.  If you do not indicate a choice on the application, this option will be automatically assigned.

·                  Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

·                  Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

·                  Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund.

Dividend Policy Upon Purchase.

All SSgA Funds (except SSgA money market funds).  Purchases made by check, Federal Wire or exchange from an existing SSgA Fund earn dividends the business day following the purchase or exchange date.  NSCC Settlement Payments typically are received after the fund closing and, therefore, dividends will be earned the day following settlement.

SSgA Money Market Fund: Purchase orders in good form received by the fund’s transfer agent prior to the close of the New York Stock Exchange earn the dividend on the date of purchase.

SSgA US Government Money Market Fund: Purchase orders in good form received by the fund’s transfer agent prior to 3 p.m. Eastern time will earn the dividend declared on the date of purchase.

SSgA Tax Free Money Market Fund: Purchase orders in good form received by the fund’s transfer agent:

·                  By 12 noon Eastern time will earn the dividend declared on the date of purchase; and

·                  After 12 noon Eastern time but before the close of the New York Stock Exchange will not earn the dividend declared on the date of purchase.

Dividend Payment Policy Upon Redemption. All written requests and redemption proceeds that are sent by check or ACH (versus wire) will receive that day’s dividend.

SSgA Money Market Fund: No dividends will be paid on shares on the date of redemption.

SSgA US Government Money Market Fund: Redemption requests must be received prior to 3 p.m. Eastern time in order to be effective on the date received. No dividends will be paid on shares on the date of redemption.

SSgA Tax Free Money Market Fund: A dividend will be paid on shares redeemed if the redemption request is received by the Transfer Agent after 12 noon Eastern time but before the close of the New York Stock Exchange. Telephone redemption requests received before 12 noon Eastern time will not be entitled to that day’s dividend.

TAXES

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting the SSgA Funds and their shareholders.  The following assumes any fund shares will be capital assets in the hands of a shareholder.  Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax advisor.

For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  For each SSgA Fund that invests primarily in debt instruments, including money market funds, the fund expects that distributions will consist primarily of ordinary income.

Under current U.S. federal income tax law (in effect for taxable years beginning on or before December 31, 2010), distributions of earnings from qualifying dividends received by any SSgA Funds from domestic corporations and qualified foreign corporations will be taxable to non-corporate shareholders at the same rate as long-term capital gains, which is currently 15%, instead of at the ordinary income rate, provided certain requirements are satisfied.  It is currently unclear whether Congress will extend this treatment to taxable years beginning after December 31, 2010.  However, for each SSgA Fund that invests primarily in debt instruments, including money market funds, the fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes.  Dividends and distributions may also be subject to state or local taxes.  Depending on the tax rules in the state in which you live, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss.  A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds.  Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares.  Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.  You are responsible for any tax liabilities generated by your transactions.  The wash sale rules are not applicable with respect to money market fund shares.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed.  You will also be advised of the percentage of the dividends from the fund, if any, that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax.  If you purchase shares of the SSgA Funds through a financial intermediary, that entity will provide this information to you.

Each fund intends to qualify each year as a regulated investment company.  A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders.  However, the fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

Each fund is required to withhold a legally determined portion, currently 28%, of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder’s correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.  This is not an additional tax but can be credited against your tax liability.  Shareholders that invest in a fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account.  These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in any SSgA Fund should consult with their tax advisors as to if and how the U.S. federal income tax and its withholding requirements applies to them.

With respect to the money market funds, no capital gain or loss for a shareholder is anticipated because those funds seek to maintain a stable share price of $1.00.  With that exception, if you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution, which will also reduce the share price of the Fund.

With respect to SSgA Tax Free Money Market Fund, distributions by the fund that are designated as “exempt-interest dividends” generally may be excluded from a shareholder’s gross income for federal income tax purposes.  However, such income may still be subject to state or local taxation.  The fund intends to distribute tax-exempt income.  Distributions not designated by the fund as “exempt-interest dividends” generally will be taxable to shareholders as described above.

SSgA Tax Free Money Market Fund also may purchase certain private activity securities whose interest is subject to the federal alternative minimum tax for individuals.  If the fund purchases such securities, investors who are subject to the alternative minimum tax will be required to report a legally determined portion of the fund’s dividends as a tax preference item in determining their federal income tax.

Foreign Income Taxes.  Investment income received by the SSgA Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source.  The U.S. has entered into tax treaties with many foreign countries which would entitle the SSgA Funds to a reduced rate of such taxes or exemption from taxes on such income.  It is impossible to determine the effective rate of foreign tax for a fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the SSgA Funds may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the funds.  Such a fund may be subject to certain holding period requirements with respect to securities held to take advantage of this credit.  If the Foreign Election is made by a fund, and you choose to use the foreign tax credit, you would include in your gross income both dividends received from the fund and foreign income taxes paid by the fund.  You would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally.  Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit.  It is anticipated that certain SSgA Funds will qualify to make the Foreign Election; however, such funds cannot be certain that they will be eligible to make such an election or that you will be eligible for the foreign tax credit.

DISTRIBUTION ARRANGEMENTS

Distribution Plan.  The SSgA Funds have adopted a distribution plan (commonly known as a “12b-1 Plan”), under which each SSgA Fund may pay distribution and other fees for the sale and distribution of its shares and for services provided to its shareholders.  Because these fees are paid out of fund assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Payments under the plan to the SSgA Funds’ distributor by an SSgA Fund are not permitted to exceed .25% of the fund’s average annual net assets.  Payments to financial intermediaries providing shareholder services to the SSgA Funds are not permitted by the distribution plan to exceed .20% of average annual net assets.  Any payments that are required to be made to the SSgA Funds’ distributor or a financial intermediary that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the distribution plan is in effect. The SSgA Funds are offered without imposition of a front-end sales load or contingent deferred sales load.  Long-term shareholders of a SSgA Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

Additional Compensation to Financial Intermediaries.  SSgA FM or the SSgA Funds’ distributor, or one of their affiliates, out of its own resources and without additional cost to the SSgA Funds or their shareholders, may make additional cash payments, as described below, to financial intermediaries who sell shares of the SSgA Funds. Such payments and compensation may be in addition to the fees paid by the SSgA Funds in accordance with the distribution plan.  These additional cash payments generally are made monthly to financial intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary.  Cash compensation also may be paid to financial intermediaries for inclusion of a SSgA Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the financial intermediary provides shareholder services to fund shareholders.  Additional cash payments to financial intermediaries will vary.  For more information regarding these arrangements, please see “Distribution and Shareholder Servicing” in the Statement of Additional Information.

From time to time, SSgA FM or the SSgA Funds’ distributor, or one of their affiliates, also may pay non-cash compensation to the sales representatives of financial intermediaries.  Examples of such compensation include the following: ordinary and usual gratuities, tickets and other business entertainment; and/or sponsorship of regional or national events of financial intermediaries.  The cost of all or a portion of such non-cash compensation may be borne indirectly by the SSgA Funds as expense reimbursement payments to the SSgA Funds’ distributor under the distribution plan.

Third-Party Transactions. The SSgA Funds have authorized certain financial intermediaries to accept purchase, redemption and exchange orders on the SSgA Fund’s behalf.  The financial intermediary is responsible for the timely delivery of any order to the SSgA Funds. Therefore, orders received for a SSgA Fund by a financial intermediary that has been authorized to accept orders on the fund’s behalf (or other intermediaries designated by the Intermediary) prior to the time the fund’s share price is determined will be deemed accepted by the fund the same day and will be executed at that day’s closing share price.  The SSgA Funds are not responsible for the failure of a financial intermediary to process a transaction for an investor in a timely manner.

If you are purchasing, selling, exchanging or holding SSgA Fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

INFORMATION REGARDING STANDARD & POOR’S CORPORATION

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the SSgA S&P 500 Index Fund through State Street Equity 500 Index Portfolio, the master fund to SSgA S&P 500 Index Fund.  SSgA S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.  Standard & Poor’s makes no representation or warranty, express or implied, to the shareholders of SSgA S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in SSgA S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance.  Standard & Poor’s only relationship to SSgA S&P 500 Index Fund is the licensing of certain trademarks and trade names of Standard & Poor’s including the S&P 500 Index, which is determined, composed and calculated by Standard & Poor’s without regard to SSgA S&P 500 Index Fund. Standard & Poor’s has no obligation to take the needs of the shareholders of SSgA S&P 500 Index Fund into consideration in determining, composing or calculating this Index.  Standard & Poor’s is not responsible for and has not participated in the determination of the prices and amount of SSgA S&P 500 Index Fund or the timing of the issuance or sale of the shares or in the determination or calculation of the equation by which the shares of SSgA S&P 500 Index Fund are to be redeemed. Standard & Poor’s has no obligation or liability in connection with the administration, marketing or trading of SSgA S&P 500 Index Fund.

Standard & Poor’s does not guarantee the accuracy and/or the completeness of the index or any data included therein and Standard & Poor’s shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor’s makes no warranty, express or implied, as to results to be obtained by SSgA S&P 500 Index Fund or the shareholders of SSgA S&P 500 Index Fund or any other person or entity from the use of the index or any data included therein. Standard & Poor’s makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the index or any data included therein.  Without limiting any of the foregoing, in no event shall Standard & Poor’s have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand each SSgA Fund’s financial performance for the past 5 years (or since inception if a SSgA Fund has been offered for less than 5 years).  Certain information reflects financial results for a single SSgA Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a SSgA Fund (assuming reinvestment of all dividends and distributions).  The financial highlights were audited by Deloitte & Touche LLP, whose reports, along with the SSgA Funds’ financial statements, are included in the annual reports, which are available upon request by calling State Street Global Markets LLC at (800) 647-7327 or on the SSgA Funds’ website at www.ssgafunds.com.

[TO BE UPDATED BY AMENDMENT]

ADDITIONAL INFORMATION ABOUT THE SSGA FUNDS

For more information about the SSgA Funds, the following documents are available without charge:

Annual and Semi-Annual Reports. Additional information about the SSgA Funds’ investments is available in the SSgA Funds’ annual and semi-annual reports to shareholders. In each SSgA Fund’s annual report (other than money market funds), you will find a discussion of the market conditions and investment strategies that significantly affected the SSgA Fund’s performance during its last fiscal year.

Statement of Additional Information: The Statement of Additional Information provides more detailed information about the SSgA Funds including, but not limited to, information about the SSgA Funds’ policies with respect to selective disclosure of each SSgA Fund’s portfolio holdings.

The annual report and the Statement of Additional Information for each SSgA Fund are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the Statement of Additional Information of the SSgA Funds, and may request other information or make other inquiries, by contacting:

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

(800) 997-7327

The SSgA Funds’ Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSgA Funds’ website at www.ssgafunds.com.

You can review and copy information about the SSgA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090.  Reports and other information about the SSgA Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds’ SEC File No. 811-05430

SSGA FUNDS

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

(800) 997-7327

www.ssgafunds.com

PROSPECTUS
DECEMBER    , 2009

CLASS R SHARES

SSGA BOND MARKET FUND (TICKER SYMBOL: SBMRX)	SSGA SMALL CAP FUND (TICKER SYMBOL: SSCRX)	SSGA INTERNATIONAL STOCK SELECTION FUND (TICKER SYMBOL: SSARX)

SSGA LIFE SOLUTIONS BALANCED FUND (TICKER SYMBOL: SLBRX)	SSGA LIFE SOLUTIONS GROWTH FUND (TICKER SYMBOL: SLRRX)	SSGA LIFE SOLUTIONS INCOME AND GROWTH FUND (TICKER SYMBOL: SLIRX)

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this Prospectus is accurate and complete.  Any representation to the contrary is a criminal offense.

Class R Shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial intermediary that is permitted by contract with the SSgA Funds to offer shares. The third party financial intermediary may be a retirement plan administrator, bank, broker or advisor. This Prospectus should be read together with any materials provided by the intermediary

SSgA Funds Prospectus

December       , 2009

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FUND SUMMARIES

This section of the Prospectus is composed of a summary description of each SSgA Fund.  Additional information about each fund may be found in the other sections of this Prospectus, the first of which begins on page      of this Prospectus, as well as the Statement of Additional Information dated December     , 2009 applicable to that fund.

SSGA BOND MARKET FUND

INVESTMENT OBJECTIVE

SSgA Bond Market Fund seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)          None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

SSgA Bond Market Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in debt instruments.  The fund’s portfolio typically consists of a core portfolio principally drawn from, and that is intended to reflect the overall risk characteristics of, the securities in the Barclays Capital U.S. Aggregate Bond Index, the fund’s benchmark.  The fund then selects other securities, which may be securities inside or outside of the benchmark, to overweight or underweight certain industries and sectors represented in the benchmark.  The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark.  The fund actively trades its portfolio holdings in an effort to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase total return to the fund.

The fund invests primarily in investment grade debt instruments.  Many of those instruments are instruments issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, obligations of U.S. and foreign corporations (e.g., “Yankee” bonds), including public utilities; obligations of U.S. and foreign financial institutions; repurchase agreements collateralized with high quality securities and other assets; derivatives, including futures and options; asset-backed securities, including asset-backed commercial paper; and mortgage-backed securities.  Such instruments typically are denominated in U.S. dollars.  The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and it may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·      Risks Common to Funds Investing Principally in Debt Instruments.

·      Interest Rate Risk — The risk that interest rates will rise, causing the value of the fund’s assets to fall.

·      Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

·      Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)— Applicable primarily to mortgage-backed securities, the risks that the underlying loan obligations may be refinanced (prepaid) faster or slower than expected, causing the fund to invest prepayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

·      Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the security at all.

·      Rapid Changes in Interest Rates.  Rapid changes in interest rates may cause significant requests to redeem fund shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

·      Significant Exposure to Government Agencies and Financial Institutions.  Although the fund attempts to invest only with government agencies and high quality financial institutions, events that would adversely

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affect one agency or financial institution or agencies and financial institutions generally also may have an adverse effect on certain instruments in which the fund may invest.

·      Asset-Backed and Mortgage-Backed Securities Risk.  Defaults on the underlying assets of the mortgage- backed and asset- backed securities held by the fund may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets.  These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)than do other types of fixed income securities.

·      Foreign Securities.  To the extent the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available, the fund may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments.  Most of the foreign securities held by the fund are “Yankee” bonds, that is, U.S. dollar-denominated foreign bonds.  Non-U.S. dollar denominated foreign bonds in which the fund may invest also may be subject to changes in exchange rates.

·      Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund’s Class R Shares over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  Performance information for Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Brian Kinney, and Matthew D. Pappas serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Class R Shares may not be purchased by individuals directly, but must be purchased through a third party financial intermediary that is permitted by contract with the SSgA Funds to offer shares. The third party financial intermediay may be a retirement plan administrator, bank, broker or advisor.  Only certain intermediaries are authorized to receive purchase orders on the fund’s behalf. The fund reserves the right to reject any purchase order.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

The fund and its affiliates may pay the third party financial intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

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SSGA SMALL CAP FUND

INVESTMENT OBJECTIVE

SSgA Small Cap Fund seeks to maximize the total return through investment in equity securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)          None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

SSgA Small Cap Fund will invest at least 80% of its assets in equities of companies in the Russell 2000 Index; and may include other equity securities with a market capitalization range consistent with the index.  These equities comprise primarily common stocks and may include IPOs.

The fund’s adviser employs a proprietary quantitative stock-selection model that seeks to identify undervalued companies with superior growth potential.  This model determines the specific securities and quantities the fund purchases, holds and sells.  It is intended to generate a portfolio that reflects the risk characteristics of the Russell 2000® Index, the fund’s benchmark, as well as predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of relative valuations, the quality of company’s earnings, cash flows, and investor sentiment) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The quantity of a security held is determined by the stock-selection model in evaluating a securities relative return and risk attractiveness.  Overweight or underweight positions in certain securities, industries and sectors relative to the benchmark are a direct result of this process.  The fund periodically rebalances its portfolio to reflect changes predicted by model.  The adviser from time to time will reexamine the model and make adjustments to the economic and financial factors considered.

The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and it may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·      Risks Common to Funds Investing Principally in Equity Securities.

·      Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·      Liquidity Risk - The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the security at all.

·      Use of a Quantitative Strategy.  A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.

·      Small Capitalization Securities Risk. Investments in small capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

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·      Value Stocks Risk.  Certain stocks in which the fund may invest may be inexpensive relative to their earnings or assets compared to other types of stocks.  These stocks may continue to be inexpensive for long periods of time and they may never realize their full value.

·      Sector.  The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·      Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  Performance information for Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes  .  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

8

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Brian Shannahan, CFA, serves as portfolio manager of the fund.  He has managed the fund since         .

PURCHASE AND SALE OF FUND SHARES

Class R Shares may not be purchased by individuals directly, but must be purchased through a third party financial intermediary that is permitted by contract with the SSgA Funds to offer shares. The third party financial intermediay may be a retirement plan administrator, bank, broker or advisor.  Only certain intermediaries are authorized to receive purchase orders on the fund’s behalf. The fund reserves the right to reject any purchase order.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

The fund and its affiliates may pay the third party financial intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

9

SSGA INTERNATIONAL STOCK SELECTION FUND

INVESTMENT OBJECTIVE

SSgA International Stock Selection Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)          None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in SSgA International Stock Selection Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

10

PRINCIPAL INVESTMENT STRATEGIES

SSgA International Stock Selection Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies in the countries and industries represented in the Morgan Stanley Capital International Europe, Australasia, Far East Index, the fund’s benchmark.

The fund’s adviser employs a proprietary quantitative stock-selection model.  This model is intended to reflect the risk characteristics of the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells.  In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries (such as measures of growth potential, quality and valuation) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a core portfolio as well as the remaining portfolio securities.  The core portfolio is drawn primarily from securities in the fund’s benchmark.  The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and sectors represented in the benchmark.  The fund’s investment universe is the securities in the Morgan Stanley Capital International Europe, Australasia, Far East Universe, which is broader than the fund’s benchmark.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

SSgA International Stock Selection Fund attempts to meet its investment objective by investing primarily in, among other things, common stocks. The fund also may lend its securities, and it may invest in various fixed-income securities, index futures and money market funds in order to manage its cash.  The fund also may engage in active trading, which could reduce the returns of fund shareholders investing through a taxable account, and it may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in SSgA International Stock Selection Fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Use of a Quantitative Strategy.  A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the

11

correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.

·                  Foreign Securities.  To the extent the fund holds foreign securities, financial information concerning those entities may be limited or not available, the fund may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

·                  Sector.  The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  Performance information for Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

12

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Gaurav Mallik and Didier Rosenfeld serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Class R Shares may not be purchased by individuals directly, but must be purchased through a third party financial intermediary that is permitted by contract with the SSgA Funds to offer shares. The third party financial intermediay may be a retirement plan administrator, bank, broker or advisor.  Only certain intermediaries are authorized to receive purchase orders on the fund’s behalf. The fund reserves the right to reject any purchase order.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

The fund and its affiliates may pay the third party financial intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

13

SSGA LIFE SOLUTIONS BALANCED FUND

INVESTMENT OBJECTIVE

SSgA Life Solutions Balanced Fund seeks a balance of growth of capital and income.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)          None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

14

PRINCIPAL INVESTMENT STRATEGIES

SSgA Life Solutions Balanced Fund is a fund-of-funds, and generally invests its assets in shares of other SSgA Funds, commonly referred to as “underlying funds.”  Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes more than they otherwise could by investing in individual securities or shares of a single mutual fund.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally in equity securities, including international equities.  The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in bonds, and up to 20% in money market funds.  From time to time, some of the underlying funds may be exchange-traded funds.

In constructing the fund’s portfolio of securities, the adviser periodically establishes specific percentage targets for each asset class based on the adviser’s outlook for the economy and the financial markets.  The adviser then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets.  The adviser periodically reallocates fund assets based on its reassessment of the economy and the financial markets.  In certain circumstances, the fund may invest in securities other than shares of funds, for example, to manage its cash balances.

The fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                 Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund or an underlying fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund or an underlying fund may have substantial investments.

·                 Liquidity Risk — The risk that the fund or an underlying fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Fund-of-funds. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds and is subject to the risks of the investments of the underlying funds.  A fund-of-funds may from time to time have more than one underlying fund that invests in some of the same industry sectors or individual securities, thus compounding the fund-of-funds’ exposure to those sectors or securities.  A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

·                  Sector.  The fund or an underlying fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Large-Capitalization Securities. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

15

·                  Medium Capitalization Securities Risk.  The fund’s or an underlying fund’s investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations because medium capitalization companies typically have less seasoned management, fewer product lines, less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns, and less certain growth prospects.

·                  Small Capitalization Securities Risk. The fund’s or an underlying fund’s investments in small capitalization companies will tend to expose it to greater risks than if the fund or an underlying fund invested in large companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

·                  Bonds.  To the extent the fund or an underlying fund holds bonds, it will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, and liquidity risk.

·                  Foreign Securities.  To the extent the fund or an underlying fund holds foreign securities, financial information concerning the issuers of those securities may be limited or not available, and it may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

·                  Derivatives.  The fund’s or an underlying funds’ investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  Performance information for Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

16

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Michael Martel and Daniel Farley, CFA serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Class R Shares may not be purchased by individuals directly, but must be purchased through a third party financial intermediary that is permitted by contract with the SSgA Funds to offer shares. The third party financial intermediay may be a retirement plan administrator, bank, broker or advisor.  Only certain intermediaries are authorized to receive purchase orders on the fund’s behalf. The fund reserves the right to reject any purchase order.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

The fund and its affiliates may pay the third party financial intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information. .

17

SSGA LIFE SOLUTIONS GROWTH FUND

INVESTMENT OBJECTIVE

SSgA Life Solutions Growth Fund seeks long term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)          None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

18

PRINCIPAL INVESTMENT STRATEGIES

SSgA Life Solutions Growth Fund is a fund-of-funds, and generally invests its assets in shares of other SSgA Funds, commonly referred to as “underlying funds.”  Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes more than they otherwise could by investing in individual securities or shares of a single mutual fund.

To achieve its objective, the fund typically invests between 60% and 100% of its assets in underlying funds that invest principally in equity securities, including international equities.  The fund usually invests its remaining assets in underlying funds that invest principally in bonds, including money market funds.  From time to time, some of the underlying funds may be exchange-traded funds.

In constructing the fund’s portfolio of securities, the adviser periodically establishes specific percentage targets for each asset class based on the adviser’s outlook for the economy and the financial markets.  The adviser then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets.  The adviser periodically reallocates fund assets based on its reassessment of the economy and the financial markets.  In certain circumstances, the fund may invest in securities other than shares of funds, for example, to manage its cash balances.

The fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund or an underlying fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund or an underlying fund may have substantial investments.

·                  Liquidity Risk — The risk that the fund or an underlying fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Fund-of-funds. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds and is subject to the risks of the investments of the underlying funds.  A fund-of-funds may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund-of-funds’ exposure to those sectors or securities.  A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

·                  Sector.  The fund or an underlying fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Large-Capitalization Securities. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

19

·                  Medium Capitalization Securities Risk.  The fund’s or an underlying fund’s investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations because medium capitalization companies typically have less seasoned management, fewer product lines, less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns, and less certain growth prospects.

·                  Small Capitalization Securities Risk. The fund’s or an underlying fund’s investments in small capitalization companies will tend to expose it to greater risks than if the fund or an underlying fund invested in large companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

·                  Foreign Securities.  To the extent the fund or an underlying fund holds foreign securities, financial information concerning the issuers of those securities may be limited or not available, and it may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

·                  Bonds.  To the extent the fund or an underlying fund holds bonds, it will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, and liquidity risk.

·                  Derivatives.  The fund’s or an underlying funds’ investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  Performance information for Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

20

[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Michael Martel and Daniel Farley, CFA serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Class R Shares may not be purchased by individuals directly, but must be purchased through a third party financial intermediary that is permitted by contract with the SSgA Funds to offer shares. The third party financial intermediay may be a retirement plan administrator, bank, broker or advisor.  Only certain intermediaries are authorized to receive purchase orders on the fund’s behalf. The fund reserves the right to reject any purchase order.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

The fund and its affiliates may pay the third party financial intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information..

21

SSGA LIFE SOLUTIONS INCOME AND GROWTH FUND

INVESTMENT OBJECTIVE

SSgA Life Solutions Income and Growth Fund seeks income and, secondarily, long term growth of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment) None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee
Distribution and Shareholder Service (12b-1) Fees
Other Expenses
Acquired Fund Fees and Expenses
Gross Expenses
Less Contractual Management Fee Waivers and Reimbursements
Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was     % of the average value of its portfolio.

22

PRINCIPAL INVESTMENT STRATEGIES

SSgA Life Solutions Income and Growth Fund is a fund-of-funds, and generally invests its assets in shares of other SSgA Funds, commonly referred to as “underlying funds.”  Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes more than they otherwise could by investing in individual securities or shares of a single mutual fund.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally bonds.  The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in equities, including international equities, and up to 20% in money market funds.  From time to time, some of the underlying funds may be exchange-traded funds.

In constructing the fund’s portfolio of securities, the adviser periodically establishes specific percentage targets for each asset class based on the adviser’s outlook for the economy and the financial markets.  The adviser then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets.  The adviser periodically reallocates fund assets based on its reassessment of the economy and the financial markets.  In certain circumstances, the fund may invest in securities other than shares of funds, for example, to manage its cash balances.

The fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·                  Risks Common to Funds Investing Principally in Debt Instruments.

·                  Interest Rate Risk — The risk that interest rates will rise, causing the value of the fund’s assets to fall.

·                  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument held by the fund will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

·                  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected)— Applicable primarily to mortgage-backed securities, the risks that the underlying loan obligations may be refinanced (prepaid) faster or slower than expected, causing the fund to invest prepayment proceeds in, or continue to hold, lower yielding securities, as the case may be.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Fund-of-funds. The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds and is subject to the risks of the investments of the underlying funds.  A fund-of-funds may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund-of-funds’ exposure to those sectors or securities.  A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

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·                  Sector.  The fund or an underlying fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  Equity Funds.  To the extent the fund or any underlying fund holds equities, the fund will be exposed to the risks inherent in equities.  The share price of the fund or an underlying fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which it has significant holdings, or weaknesses associated with one or more specific companies in which it may have substantial investments.  Moreover, the fund or an underlying fund may not be able to sell some or all of its securities at desired prices.

·                  Foreign Securities.  To the extent the fund or an underlying fund holds foreign securities, financial information concerning the issuers of those securities may be limited or not available, and it may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

·                  Derivatives.  The fund’s or an underlying funds’ investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  Performance information for Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Michael Martel and Daniel Farley, CFA serve as portfolio managers of the fund.  They have managed the fund since          and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Class R Shares may not be purchased by individuals directly, but must be purchased through a third party financial intermediary that is permitted by contract with the SSgA Funds to offer shares. The third party financial intermediay may be a retirement plan administrator, bank, broker or advisor.  Only certain intermediaries are authorized to receive purchase orders on the fund’s behalf. The fund reserves the right to reject any purchase order.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

The fund and its affiliates may pay the third party financial intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information..

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FUND OBJECTIVES, STRATEGIES AND RISKS

SSGA BOND MARKET FUND

Investment Objective

SSgA Bond Market Fund seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.  There is no guarantee that the fund will achieve its objective.  The fund’s objective may be changed without shareholder approval.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Bond Market Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in debt instruments.  The fund’s portfolio typically consists of a core portfolio principally drawn from, and that is intended to reflect the overall risk characteristics of, the securities in the Barclays Capital U.S. Aggregate Bond Index, the fund’s benchmark.  The fund then selects other securities, which may be inside or outside the benchmark, to overweight or underweight certain securities, industries and sectors represented in the benchmark.  The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark.  The fund actively trades its portfolio holdings in an effort to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase total return to the fund.

The fund invests primarily in debt instruments rated investment grade at the time of the investment or unrated but of equivalent quality.  Such instruments may have fixed, zero coupon, variable or floating interest rate and typically are denominated in U.S. dollars.  The fund attempts to meet its investment objective by investing in, among other things:

·                  Obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, including mortgage-related securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank;

·                  Repurchase agreements collateralized with high quality securities and other assets;

·                  Commercial paper of U.S. and foreign companies;

·                  Other obligations of U.S. and foreign companies (e.g., “Yankee” bonds), including public utilities;

·                  Obligations of U.S. and foreign financial institutions;

·                  Derivatives, including futures and options;

·                  Mortgage-backed securities; and

·                  Asset-backed securities, including asset-backed commercial paper.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds.”

Active Trading.  The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies.  Active trading will increase the fund’s transaction (brokerage) costs and may cause the

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fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally.  The fund invests exclusively in bonds and other non-equity types of financial instruments.  As a result, the principal risks of investing in the fund are those risks that are common to most bond funds and are described in “Risks Common to the SSgA Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Debt Instruments,” below.

In addition, the fund is subject to the following risks:

Rapid Changes in Interest Rates.  Rapid changes in interest rates may cause significant requests to redeem funds shares, and possibly cause the fund to sell portfolio securities at a loss to satisfy those requests.

Significant Exposure to Government Agencies and Financial Institutions.   Many instruments in which the fund invests are issued or guaranteed as to principal or interest by agencies of the U.S. government, and not the U.S. Treasury.  Other instruments are issued by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions.  Although the fund attempts to invest only with government agencies and high quality financial institutions, the financial strength of many agencies and financial institutions depends on other institutions fulfilling their obligations in the financial markets.  Investors may lose confidence in the ability of a specific government agency or financial institution, or government agencies and financial institutions generally, to fulfill their obligations, thus causing the market value of instruments issued or guaranteed by them to fall.

Asset-Backed and Mortgage-Backed Securities Risk. The fund’s investments in asset-backed and mortgage-backed securities are obligations whose principal and interest payments are supported or collateralized by pools of other assets, such as automobile loans, credit card receivables and leases, and in the case of mortgage-backed securities, residential and commercial mortgages.  Defaults on the underlying assets may impair the value of an asset-backed or mortgage-backed security.  Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to those underlying assets.  These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

Foreign Securities.  Some of the securities acquired by the fund may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions and denominated in foreign currencies.  Financial information concerning foreign entities generally is more limited than the information available from U.S. issuers or not available.  Non-U.S. bond markets in which the fund invests may have limited liquidity.  The fund also may have a limited ability to protect its investment under foreign property and securities laws.  Most foreign securities in which the fund may invest are “Yankee” bonds, that is, bonds of foreign issuers in which principal and interest are paid in U.S. dollars.  Securities denominated in a currency other than the U.S. dollar may fall in value relative to U.S. dollar-denominated securities simply because of a change in exchange rate between that currency and the U.S. dollar.  The value foreign instruments as well as the foreign currency/U.S. dollar exchange rate tend to be adversely affected by local or regional political and economic developments.

Derivatives.  The Fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or

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decrease as expected.  Certain derivatives also create leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in the derivative.

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SSGA SMALL CAP FUND

Investment Objective

SSgA Small Cap Fund seeks to maximize the total return through investment in equity securities.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Small Cap Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities, such as common stocks, issued by companies with a market capitalization, at the time of investment, no larger than the largest capitalization stock in the Russell 2000® Index, the fund’s benchmark.  The fund attempts to meet its investment objective by investing primarily in, among other things, domestic common stocks, including initial public offerings of securities (IPOs).

The fund’s adviser employs a proprietary quantitative stock-selection model that seeks to identify undervalued companies with superior growth potential.  This model determines the specific securities and quantities the fund purchases, holds and sells, securities drawn primarily, but not exclusively, from securities in the Russell 2000® Index, the fund’s benchmark.  It is intended to generate a portfolio that reflects the risk characteristics of the fund’s benchmark.  The model also is intended to predict the relative attractiveness of securities from a broad investment universe based on the correlation of certain historical economic and financial factors (such as measures of relative valuations, the quality of company’s earnings, cash flows, and investor sentiment) to past performance.

The model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The quantity of a security held is determined by the stock-selection model in evaluating a securities relative return and risk attractiveness.  Overweight or underweight positions in certain securities, industries and sectors relative to the benchmark are a direct result of this process.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds.”

Active Trading.  The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies.  Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally.  The fund invests primarily in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “-Risks Common to the SSgA Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

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Use of a Quantitative Strategy.  A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.  To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Small Capitalization Securities Risk. Investments in small capitalization companies typically present greater risks than investments in larger companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

Value Stocks Risk.  Certain stocks in which the fund may invest may be inexpensive relative to their earnings or assets compared to other types of stocks.  These stocks, commonly referred to a “value stocks,” may can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks, such as growth stocks.  Value stocks, however, may continue to be inexpensive for long periods of time and they may never realize their full value, as measured by earnings ratios and other common financial calculations.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the Russell 2000 Index is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

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SSGA INTERNATIONAL STOCK SELECTION FUND

Investment Objective

SSgA International Stock Selection Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA International Stock Selection Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of foreign issuers, such as common stocks, issued by companies in the countries and industries represented in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”), the fund’s benchmark.  The fund’s portfolio is expected to have characteristics similar to the MSCI EAFE Index.

The fund’s adviser employs a proprietary quantitative stock-selection model.  This model is intended to reflect the risk characteristics of the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells.  In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries (such as measures of growth potential, quality and valuation) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a core portfolio as well as the remaining portfolio securities.  The core portfolio is drawn primarily from securities in the fund’s benchmark.  The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and sectors represented in the benchmark.  The fund’s investment universe is the securities in Morgan Stanley Capital International Europe, Australasia, Far East Universe, which is broader than the fund’s benchmark.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

The fund attempts to meet its investment objective by investing primarily in, among other things, common stocks and, to help manage cash, index futures.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Active Trading.  The fund may engage in active trading of its portfolio securities to achieve its principal investment strategies.  Active trading will increase the fund’s transaction (brokerage) costs and may cause the fund to realize taxable gains, which could reduce the returns of those fund shareholders investing through a taxable account.

Principal Risks

Generally.  The fund invests principally in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “-Risks Common to the SSgA

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Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy.  A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.  To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Foreign Securities.  To the extent the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available.  Non-U.S. equity markets in which the fund invests may have limited liquidity, and be subject to complex rules, arbitrary rules or both.  The fund also may have a limited ability to protect its investment under foreign property and securities laws.  Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the MSCI EAFE Index is concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

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SSGA LIFE SOLUTIONS BALANCED FUND

Investment Objective

SSgA Life Solutions Balanced Fund seeks a balance of growth of capital and income.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Life Solutions Balanced Fund is a fund-of-funds, and generally invests its assets in shares of other SSgA Funds, commonly referred to as “underlying funds.”  Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes (examples of asset classes are large-cap growth, small-cap value, corporate bonds and government bonds) more than they otherwise could by investing in individual securities or shares of a single mutual fund.  Diversification generally is believed to reduce portfolio volatility while maintaining average investment returns.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally in equity securities, including international equities.  The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in bonds, and up to 20% in money market funds.  The share prices of most of the underlying funds are based on the market values of the securities held by the underlying funds.  From time to time, some of the underlying funds may be exchange-traded funds, whose share prices are determined based on the market prices of their shares rather than the market prices of their portfolio holdings.

In constructing the fund’s portfolio of securities, the adviser periodically establishes specific percentage targets for each asset class based on the adviser’s outlook for the economy and the financial markets.  The adviser then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets.  The adviser periodically reallocates fund assets based on its reassessment of the economy and the financial markets.  In certain circumstances, the fund may invest in securities other than shares of funds, for example, to manage its cash balances.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds.”

Principal Risks

Generally.  The fund invests principally in shares of other SSgA Funds.  As a result, the principal risks of investing in the fund are those risks that are common to the underlying funds, including equity funds, are described in “-Risks Common to the SSgA Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

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Fund-of-funds. A fund-of-funds, such as the fund, may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund’s exposure to those sectors or securities.  The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds.  A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund or the underlying fund has significant investments in a specific sector, the fund is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Large Capitalization Securities Risk.  The fund’s or its underlying funds’ emphasis on securities issued by large capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies.  Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Medium Capitalization Securities Risk.  The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations.  Medium capitalization companies typically have less seasoned management, fewer product lines and less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns.  In addition, growth prospects of medium capitalization companies tend to be less certain than larger capitalization companies, and the dividends paid on medium capitalization stocks are frequently negligible. The prices of medium capitalization stocks have, on occasion, fluctuated in the opposite direction of the prices of larger capitalization stocks or the general stock market.

Small Capitalization Securities Risk. The fund’s or its underlying funds’ investments in small capitalization companies tend to expose the fund to greater risks than if the fund invested in large companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

Bonds.  To the extent the fund or its underlying funds hold bonds, the fund will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, prepayment and extension risks, and liquidity risk.  During periods of rising interest rates, a bond’s yield generally is lower than prevailing market rates, causing the value of the bond to fall.  Credit risk is the risk that an issuer or guarantor of the bond may default on its obligation to pay scheduled interest and repay principal.  Prepayment and extension risks are the risks that a bond may be paid before or after the date the fund expects it to be repaid, causing the fund to lose interest payments that the fund had otherwise expected.  Liquidity risk is the risk that adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding those securities to determine their values.

Foreign Securities.  To the extent the fund or its underlying funds holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available.  Non-U.S. equity markets in which they invest may have limited liquidity, and be subject to complex rules, arbitrary rules or both.  They also may have a limited ability to protect its investment under foreign property and securities laws.  Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

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Derivatives.  The fund’s or its underlying funds’ investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow them to leverage their portfolios, and thus, could lose more than the principal amount it invested in those derivatives.

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SSGA LIFE SOLUTIONS GROWTH FUND

Investment Objective

SSgA Life Solutions Growth Fund seeks long term growth of capital.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Life Solutions Growth Fund is a fund-of-funds, and generally invests its assets in shares of other SSgA Funds, commonly referred to as “underlying funds.”  Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes (examples of asset classes are large-cap growth, small-cap value, corporate bonds and government bonds) more than they otherwise could by investing in individual securities or shares of a single mutual fund.  Diversification generally is believed to reduce portfolio volatility while maintaining average investment returns.

To achieve its objective, the fund typically invests between 60% and 100% of its assets in underlying funds that invest principally in equity securities, including international equities.  The fund usually invests its remaining assets in underlying funds that invest principally in bonds, including money market funds.  The share prices of most of the underlying funds are based on the market values of the securities held by the underlying funds.  From time to time, some of the underlying funds may be exchange-traded funds, whose share prices are determined based on the market prices of their shares rather than the market prices of their portfolio holdings.

In constructing the fund’s portfolio of securities, the adviser periodically establishes specific percentage targets for each asset class based on the adviser’s outlook for the economy and the financial markets.  The adviser then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets.  The adviser periodically reallocates fund assets based on its reassessment of the economy and the financial markets.  In certain circumstances, the fund may invest in securities other than shares of funds, for example, to manage its cash balances.

For additional investment strategies pursued by the fund, see “Investment Strategies Common to the SSgA Funds.”

Principal Risks

Generally.  The fund invests principally in shares of other SSgA Funds.  As a result, the principal risks of investing in the fund are those risks that are common to the underlying funds, including equity funds, are described in “Risks Common to the SSgA Bond Funds and SSgA Equity Funds-Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

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Fund-of-funds. A fund-of-funds, such as the fund, may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund’s exposure to those sectors or securities.  The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds.  A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund or the underlying fund has significant investments in a specific sector, the fund is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Large Capitalization Securities Risk.  The fund’s or its underlying funds’ emphasis on securities issued by large capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot respond to competitive challenges as quickly as smaller companies.  Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

Medium Capitalization Securities Risk.  The fund’s or its underlying funds’ investments in securities of companies with medium size capitalizations tend to be riskier than its investments in securities of companies with larger capitalizations.  Medium capitalization companies typically have less seasoned management, fewer product lines and less access to liquidity than larger capitalization companies, and thus, tend to be more sensitive to economic downturns.  In addition, growth prospects of medium capitalization companies tend to be less certain than larger capitalization companies, and the dividends paid on medium capitalization stocks are frequently negligible. The prices of medium capitalization stocks have, on occasion, fluctuated in the opposite direction of the prices of larger capitalization stocks or the general stock market.

Small Capitalization Securities Risk. The fund’s or its underlying funds’ investments in small capitalization companies tend to expose the fund to greater risks than if the fund invested in large companies because small companies often have limited product lines and few managerial or financial resources.  As a result, the performance of the fund may be more volatile than a fund that invests in large cap stocks.

Foreign Securities.  To the extent the fund or its underlying funds holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available.  Non-U.S. equity markets in which they invest may have limited liquidity, and be subject to complex rules, arbitrary rules or both.  They also may have a limited ability to protect its investment under foreign property and securities laws.  Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

Bonds.  To the extent the fund or its underlying funds hold bonds, the fund will be exposed to the risks inherent in bond investments, principally interest rate risk, credit risk, prepayment and extension risks, and liquidity risk.  During periods of rising interest rates, a bond’s yield generally is lower than prevailing market rates, causing the value of the bond to fall.  Credit risk is the risk that an issuer or guarantor of the bond may default on its obligation to pay scheduled interest and repay principal.  Prepayment and extension risks are the risks that a bond may be paid before or after the date the fund expects it to be repaid, causing the fund to lose interest payments that the fund had otherwise expected.  Liquidity risk is the risk that adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it more difficult for a fund to value and sell the securities.

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Derivatives.  The fund’s or its underlying funds’ investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow them to leverage their portfolios, and thus, could lose more than the principal amount it invested in those derivatives.

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SSGA LIFE SOLUTIONS INCOME AND GROWTH FUND

Investment Objective

SSgA Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.  There is no guarantee that the fund will achieve its objective.  The fund may change its objective without shareholder approval.

Strategies, Risks and Performance

Principal Investment Strategies

SSgA Life Solutions Income and Growth Fund is a fund-of-funds, and generally invests its assets in shares of other SSgA Funds, commonly referred to as “underlying funds.”  Funds-of-funds are intended to allow investors to diversify their portfolio among different asset classes (examples of asset classes are large-cap growth, small-cap value, corporate bonds and government bonds) more than they otherwise could by investing in individual securities or shares of a single mutual fund.  Diversification generally is believed to reduce portfolio volatility while maintaining average investment returns.

To achieve its objective, the fund typically invests between 40% and 80% of its assets in underlying funds that invest principally bonds.  The fund usually invests between 20% and 60% of its assets in underlying funds that invest principally in equities, including international securities and up to 20% in money market funds.  The share prices of most of the underlying funds are based on the market values of the securities held by the underlying funds.  From time to time, some of the underlying funds may be exchange-traded funds, whose share prices are determined based on the market prices of their shares rather than the market prices of their portfolio holdings.

In constructing the fund’s portfolio of securities, the adviser periodically establishes specific percentage targets for each asset class based on the adviser’s outlook for the economy and the financial markets.  The adviser then selects one or more SSgA Funds for each asset class, and allocates fund assets based primarily on those percentage targets.  The adviser periodically reallocates fund assets based on its reassessment of the economy and the financial markets.  In certain circumstances, the fund may invest in securities other than shares of funds, for example, to manage its cash balances.

For additional investment strategies pursued by the fund, see “-Investment Strategies Common to the SSgA Funds.”

Principal Risks

Generally.  The fund invests principally in shares of other SSgA Funds.  As a result, the principal risks of investing in the fund are those risks that are common to the underlying funds, including bond and equity funds, are described in “-Risks Common to the SSgA Bond Funds and SSgA Equity Funds,” below.

In addition, the fund is subject to the following risks:

Fund-of-funds. A fund-of-funds, such as the fund, may from time to time have more than one underlying fund that invest in some of the same industry sectors or individual securities, thus compounding the fund’s

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exposure to those sectors or securities.  The investment performance of a fund-of-funds is directly related to the investment performance of the underlying funds.  A fund-of-fund pays directly its own expenses as well as indirectly the expenses of the underlying funds.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund or the underlying fund has significant investments in a specific sector, the fund is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

Equity Funds.  To the extent the fund or any underlying fund holds equities, the fund will be exposed to the risks inherent in equities.  The share price of the fund or an underlying fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which it has significant holdings, or weaknesses associated with one or more specific companies in which it may have substantial investments.  Moreover, the fund or an underlying fund may not be able to sell some or all of its securities at desired prices.

Foreign Securities.  To the extent the fund or its underlying funds holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available.  Non-U.S. equity markets in which they invest may have limited liquidity, and be subject to complex rules, arbitrary rules or both.  They also may have a limited ability to protect its investment under foreign property and securities laws.  Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.

Derivatives.  The fund’s or its underlying funds’ investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow them to leverage their portfolios, and thus, could lose more than the principal amount it invested in those derivatives.

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INVESTMENT TECHNIQUES COMMON TO THE SSGA FUNDS

Securities Lending.  To earn additional income, a fund may lend its securities to brokers, dealers and other institutional investors.  When the fund lends its securities, it typically receives back collateral in the form of cash or high quality securities.  Cash collateral typically is invested by the fund in a money market fund managed by the fund’s investment adviser or one of its affiliates, with the fund splitting the income received from the money market fund with the securities lending agent, an affiliate of the fund’s investment adviser.  Collateral in the form of securities typically is held by the fund’s custodian, and the fund receives a premium for loaning its securities.  That premium also is split with the securities lending agent.  The fund returns the collateral when its lent securities are returned, or, in the event the lent securities are not returned, the collateral is retained or sold by the fund to compensate it for its loss.

Should a borrower of securities fail financially, a fund may experience delays in recovering the securities or exercising its rights in the collateral.  Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing.  In a loan transaction, a fund that accepts cash collateral also will bear the risk of any decline in value of securities acquired with cash collateral, including shares of money market funds that intend to maintain a stable share price.

Cash Management.  Some of the assets of a fund generally are cash or cash equivalent instruments, including money market funds managed by the fund’s investment adviser or one of its affiliates.  Such cash and cash equivalent instruments are used by the fund to satisfy anticipated redemptions of fund shares, or they represent the proceeds from the sale of fund assets.  Except when the fund employs temporary defensive positions or anticipates significant fund redemptions, it is not the policy of the fund to maintain a significant portion of its assets as cash or cash equivalent instruments.

Temporary Defensive Positions.  From time to time, a fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  When taking a defensive position, the fund may not achieve its investment objective.

RISKS COMMON TO THE SSgA BOND FUNDS AND SSGA EQUITY FUNDS

Risks Common to Funds Investing Principally in Equity Securities

The following are risks that are common to most equity funds, including the SSgA Funds’ domestic and international equity funds, and the SSgA funds-of-funds to the extent that they invest in equity funds:

Market, Industry and Specific Holdings.  The share price of a fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.  The stock markets generally may decline because of adverse economic and financial developments in the U.S. and abroad.  Industry or company earnings may deteriorate because of a variety of factors, including maturing product lines, changes in technologies, new competition and changes in management.  Such weaknesses typically lead to changes in investor expectations of future earnings and a lack of confidence in current stock prices.  Downward pressures on stock prices accelerate if institutional investors, who comprise a substantial portion of the market, also lose confidence in current prices.

Liquidity.  Adverse market or economic conditions may result in limited or no trading market for certain securities held by a fund.  Under these conditions it may be difficult for the fund to determine the market price

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or, alternatively, fair value, of those securities if the fund must sell those securities on short notice, such as to meet redemption requests from fund shareholders.

Risks Common to Funds Investing Principally in Debt Instruments

The following are risks that are common to most bond funds, including the SSgA Funds’ fixed income and money market funds, and the SSgA funds-of-funds to the extent that they invest in bond funds:

Interest Rate Risk.  During periods of rising interest rates, a fund’s yield generally is lower than prevailing market rates, causing the value of the fund to fall.  In periods of falling interest rates, a fund’s yield generally is higher than prevailing market rates, causing the value of the fund to rise.  Typically, the more distant the expected cash flow that the fund is to receive from a security, the more sensitive the market price of the security is to movements in interest rates.  If a fund owns securities that have variable or floating interest rates, as interest rates fall, the income the fund receives from those securities also will fall.

Credit Risk.  Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal.  It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality.

Prepayment Risk and Extension Risk.  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities.

Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the fund has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by a fund later than expected.  This may happen when there is a rise in interest rates.  Under these circumstances, the value of the obligation will decrease, thus preventing the fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Liquidity Risk.  Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding the securities to determine their values.  A fund holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them.  The fund also may not be able to sell the securities at any price.

PORTFOLIO HOLDINGS

Information about each fund’s 10 largest holdings generally is posted on the SSgA Fund’s website, www.ssgafunds.com, within 30   days following the end of each month.  Additional information is included in the SSgA Fund’s periodic filings with the Securities and Exchange Commission.  Those reports are available free of charge on the Securities and Exchange Commission’s EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.  A description of the SSgA Funds’ policies with respect to the

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disclosure of its portfolio securities is available in the Statement of Additional Information and on the SSgA Funds’ website at www.ssgafunds.com.

FUND MANAGEMENT

INVESTMENT ADVISER

SSgA Funds’ Investment Adviser.  SSgA Funds Management, Inc. (“SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment adviser to each fund and as such, directs the management of each fund’s investment portfolio as well as its business affairs.  As of November 30, 2009, SSgA FM had assets under management of over $       billion.  SSgA FM is a subsidiary of State Street Corporation (“State Street Corp.”), and together with other subsidiaries, comprise State Street Global Advisors (“SSgA”), the investment management arm of State Street Corp.

SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East, and as of November 30, 2009, has over $       trillion under management.

State Street Bank and Trust Company, also a subsidiary of State Street Corp., is a 200-year old pioneer and leader in the world of financial services, and one of the largest providers of securities processing and record keeping services for U.S. mutual funds and pension funds.

Certain Legal Proceedings.

[To be updated by amendment.]

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INVESTMENT MANAGEMENT FEES

The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section for that fund.

A discussion of the basis for the Board of Trustees of the SSgA Funds approval of the investment advisory agreement is contained in the SSgA Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2009.

PORTFOLIO MANAGEMENT

Each of the SSgA Funds is managed by a team of investment professionals.  SSgA FM uses a team approach to encourage the flow of investment ideas.  Each portfolio management team is overseen by the SSgA Investment Committee.  The table below shows the investment experience of the portfolio managers for each SSgA Fund.  The SSgA Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the SSgA Funds that they manage.

SSgA Fund	Portfolio Manager(s)	Experience

SSgA Bond Market Fund	Brian Kinney	Investment professional for 14 years, the last 6 years with SSgA FM or its affiliates.

	Matthew D. Pappas	Investment professional for 13 years, the last 7 years with SSgA FM or its affiliates.

SSgA Small Cap Fund	Brian Shannahan, CFA	Investment professional for 17 years, the last 9 years with SSgA FM or its affiliates. He is the head of SSgA’s US Active Quantitative Equity Team

SSgA International Stock Selection Fund	Gaurav Mallik	Investment professional for 9 years, the last 3 years with SSgA FM or its affiliates.

	Didier Rosenfeld, CFA	Investment professional for 11 years, the last 9 years with SSgA FM or its affiliates. He leads SSgA’s Global Quantitative Active Equity Team.

SSGA Life Solutions Balanced Fund	Michael Martel	Investment professional for 17 years, the

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SSgA Life Solutions Growth Fund		last 17 years with SSgA FM or its affiliates.

SSgA Life Solutions Income and Growth Fund	Daniel Farley, CFA	Investment professional for 17 years, the last 17 years with SSgA FM or its affiliates. He is the head of SSgA’s U.S. Asset Allocation team

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of each SSgA Fund Class R Share is based on the net asset value (“NAV”) of the fund and the method or methods used to value fund assets as described in the following table.  Share prices are determined each day that the New York Stock Exchange is open for regular trading at times also described in the following table.

Fund	Valuation Method(s) Used	Time Fund’s Share Price Determined (Eastern time)

SSgA Bond Fund SSgA Small Cap Fund SSgA International Stock Selection Fund

Market value (generally determined at the closing time of the market on which they are traded)

Fair value (when market quotations are not readily available or subsequent events suggest the market quotation no longer is reliable)

Amortized cost (for debt securities maturing within 60 days)

Close of the New York Stock Exchange (typically 4 p.m.)

SSgA Funds-of-Funds	Published net asset values of underlying funds	Close of the New York Stock Exchange (typically 4 p.m.)

PURCHASE OF FUND SHARES

The SSgA Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment.  If you do not provide this information, you may not be able to open an account with the SSgA Funds.  If the SSgA Funds believe that it has uncovered criminal activity, the SSgA Funds and their service providers may close your account and take any action they deem reasonable or required by law.  The SSgA Funds reserve the right to reject any purchase order.

Class R Shares of any fund may not be purchased by individuals directly, but must be purchased through a third party financial intermediary that is permitted by contract with the SSgA Funds to offer Class R Shares. The third party financial intermediary may be a retirement plan administrator, bank, broker or advisor.  Only certain

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intermediaries are authorized to receive purchase orders on the fund’s behalf. The fund reserves the right to reject any purchase order.

EXCHANGES

Investors may have some or all of their SSgA Fund shares exchanged for Class R Shares of any other SSgA Fund on a business day.  To use this option, please contact your financial intermediary.

MARKET TIMING/EXCESSIVE TRADING

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the SSgA Funds.  Excessive Trading into and out of a SSgA Fund may harm the fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs.

The Board of Trustees of the SSgA Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the SSgA Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

As a means to protect the funds and their shareholders from Excessive Trading:

·                  The SSgA Funds’ transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, Omnibus Transparency and Change of Direction, which are implemented on a risk-based approach designed to identify trading that could adversely impact the SSgA Funds;

·                  The SSgA Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the SSgA Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the funds against harmful short-term trading; and

·                  With respect to SSgA Funds that invest in securities that trade on foreign markets, pursuant to the SSgA Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Under the Policy, Excessive Trading includes certain “Round Trip” transactions, defined, as a purchase (including exchanges) and redemption (including exchanges) effected within 30 days within the same SSgA Fund and uses the following notification process:

·                  If the SSgA Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the SSgA Fund’s distributor will send a notice to the account owner informing them that the account is in a watch status and future Excessive Trading may result in further action including suspension or termination of the account;

·                  If that same account effects another Round Trip within 30 days following the above notification, the SSgA Funds’ distributor will issue to the account owner a “Second Stage” alert notice; a Second Stage

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alert explains that the account may be prohibited from effecting future purchases if the Excessive Trading continues;

·                  If the same account engages in another Round Trip within 30 days following the issuance of a Second Stage alert, the SSgA Funds’ distributor will instruct SSgA Funds’ transfer agent to place a “Stop Purchase” instruction on the account for a period of 90 days which will prevent the account from effecting further purchases of the SSgA Fund;

·                  At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed by the Transfer Agent and the account will be eligible to accept additional purchases; and

·                  If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the SSgA Funds’ distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Trading instruction(s) on the account or directing immediate account closure.

Notwithstanding the foregoing notification process, the Distributor may take any reasonable action that it deems necessary or appropriate in support of the SSgA Funds’ Policy without providing prior notification to the account holder.  While the SSgA Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices.  Additionally, frequent trades of small amounts may not be detected. The SSgA Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the funds or its shareholders.

A SSgA Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

REDEMPTION OF FUND SHARES

Investors may redeem some or all of their Class R Shares on a business day.  To use this option, please contact your financial intermediary.

In-Kind Redemptions.  The SSgA Funds may pay any portion of the redemption amount in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the SSgA Fund in lieu of cash.  You will incur brokerage charges and may incur other fees on the sale of these portfolio securities.  In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Suspension of Shareholder Redemptions.  The SSgA Funds reserve the right to suspend the right of shareholder redemption, or postpone the date of payment for more than seven days to the extent permitted by law.

DIVIDENDS AND DISTRIBUTIONS

Each SSgA Fund intends to declare and pay dividends as noted in the following table:

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Fund	Dividends Declared	Dividends Paid

SSgA Bond Market Fund	Monthly	Monthly

All other SSgA Funds	Annually	Annually

Capital gains, if any, are usually distributed in October.  Excise dividends and capital gains, if any, generally are distributed in December.

When an SSgA Fund pays a dividend or capital gains, the NAV per share is reduced by the amount of the payment.  Income dividends and capital gains distributions will be paid in additional shares on the record date unless you have elected to receive them in cash.

TAXES

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting the SSgA Funds and their shareholders.  The following assumes any fund shares will be capital assets in the hands of a shareholder.  Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax advisor.

For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  For each SSgA Fund that invests primarily in debt instruments, including money market funds, the fund expects that distributions will consist primarily of ordinary income.

Under current U.S. federal income tax law (in effect for taxable years beginning on or before December 31, 2010), distributions of earnings from qualifying dividends received by any SSgA Funds from domestic corporations and qualified foreign corporations will be taxable to non-corporate shareholders at the same rate as long-term capital gains, which is currently 15%, instead of at the ordinary income rate, provided certain requirements are satisfied.  It is currently unclear whether Congress will extend this treatment to taxable years beginning after December 31, 2010.  However, for each SSgA Fund that invests primarily in debt instruments, including money market funds, the fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes.  Dividends and distributions may also be subject to state or local taxes.  Depending on the tax rules in the state in which you live, a portion of the dividends paid by the Fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your Fund shares is a taxable event and may result in capital gain or loss.  A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two

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mutual funds.  Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares.  Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.  You are responsible for any tax liabilities generated by your transactions.  The wash sale rules are not applicable with respect to money market fund shares.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed.  You will also be advised of the percentage of the dividends from the fund, if any, that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax.  If you purchase shares of the SSgA Funds through a financial intermediary, that entity will provide this information to you.

Each fund intends to qualify each year as a regulated investment company.  A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders.  However, the fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

Each fund is required to withhold a legally determined portion, currently 28%, of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder’s correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.  This is not an additional tax but can be credited against your tax liability.  Shareholders that invest in a fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account.  These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in any SSgA Fund should consult with their tax advisors as to if and how the U.S. federal income tax and its withholding requirements applies to them.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution, which will also reduce the share price of the Fund.

Foreign Income Taxes.  Investment income received by the SSgA Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source.  The U.S. has entered into tax treaties with many foreign countries which would entitle the SSgA Funds to a reduced rate of such taxes or exemption from taxes on such income.  It is impossible to determine the effective rate of foreign tax for a fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the SSgA Funds may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the funds.  Such a fund may be subject to certain holding period requirements with respect to securities held to take advantage of this credit.  If the Foreign Election is made by a fund, and you choose to use the foreign tax credit, you would include in your gross income both dividends received from the fund and foreign income taxes paid by the fund.  You would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally.  Alternatively, you could treat the foreign income taxes withheld as an itemized deduction

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from adjusted gross income in computing taxable income rather than as a tax credit.  It is anticipated that certain SSgA Funds will qualify to make the Foreign Election; however, such funds cannot be certain that they will be eligible to make such an election or that you will be eligible for the foreign tax credit.

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DISTRIBUTION ARRANGEMENTS

The SSgA Funds have adopted a distribution plan with respect to the Class R Shares pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act.  The Plan allows a Fund to pay fees for the sale and distribution of Fund shares and for services provided to shareholders by the Distributor or other Intermediaries.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a Fund by the Distributor or an Intermediary are not permitted by the Plan to exceed 0.70% of a Fund’s average NAV per year.  The Distributor pays Intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund.  Fees paid to Intermediaries providing shareholder services to the Funds are not permitted by the Plan to exceed .65% of a Fund’s average NAV per year. Any payments that are required to be made to the Distributor or Intermediaries that cannot be made because of the limitations contained in the Plan may be carried forward and paid in the following two fiscal years so long as the Plan is in effect.  Each Fund also offers the Institutional Class of shares through the Distributor to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.  The Institutional Class has a separate Rule 12b-1 Plan and is not subject to the fees and expenses of the Plan described above.

Long-term shareholders of the funds may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

Class R Shares are offered without imposition of a front-end sales load or contingent deferred sales load.  Class R Shares are subject to distribution and/or shareholder servicing fees and expenses payable under the Plan.  Class R Shares are offered for sale only to investors meeting the eligibility requirements disclosed in this Prospectus and are offered only through Intermediaries.

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FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand each SSgA Fund’s financial performance for Class R Shares for the past 5 years.  Certain information reflects financial results for a single SSgA Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a SSgA Fund (assuming reinvestment of all dividends and distributions).  The financial highlights were audited by Deloitte & Touche LLP, whose reports, along with the SSgA Funds’ financial statements, are included in the annual reports, which are available upon request by calling State Street Global Markets LLC at (800) 647-7327 or on the SSgA Funds’ website at www.ssgafunds.com.

[TO BE UPDATED BY AMENDMENT]

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ADDITIONAL INFORMATION ABOUT THE SSGA FUNDS

For more information about the SSgA Funds, the following documents are available without charge:

Annual and Semi-Annual Reports. Additional information about the SSgA Funds’ investments is available in the SSgA Funds’ annual and semi-annual reports to shareholders. In each SSgA Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the SSgA Fund’s performance during its last fiscal year.

Statement of Additional Information: The Statement of Additional Information provides more detailed information about the SSgA Funds including, but not limited to, information about the SSgA Funds’ policies with respect to selective disclosure of each SSgA Fund’s portfolio holdings.

The annual report and the Statement of Additional Information for each SSgA Fund are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the Statement of Additional Information of the SSgA Funds, and may request other information or make other inquiries, by contacting:

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

(800) 997-7327

The SSgA Funds’ Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSgA Funds’ website at www.ssgafunds.com.

You can review and copy information about the SSgA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090.  Reports and other information about the SSgA Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds’ SEC File No. 811-05430

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SSGA FUNDS

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

(800) 997-7327

www.ssgafunds.com

PROSPECTUS
DECEMBER    , 2009

SSGA EMERGING MARKETS FUND

SELECT CLASS SHARES

(TICKER SYMBOL: SEMXS)

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this Prospectus is accurate and complete.  Any representation to the contrary is a criminal offense.

The Select Class Shares of the SSgA Emerging Markets Fund may not be purchased by individuals directly, but must be purchased through a third party financial intermediary that is permitted by contract with the SSgA Funds or the fund’s distributor to offer the fund’s Select Class Shares.

SSgA Emerging Markets Fund

Select Class Shares Prospectus

December    , 2009

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FUND SUMMARY

This section of the Prospectus is composed of a summary description of SSgA Emerging Markets Fund.  Additional information about the fund may be found in the other sections of this Prospectus, the first of which begins on page     of this Prospectus, as well as the Statement of Additional Information dated December    , 2009 applicable to the fund.

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SSGA EMERGING MARKETS FUND

INVESTMENT OBJECTIVE

SSgA Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Select Class Shares of the fund.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee
Distribution and Shareholder Service (12b-1) Fees
Other Expenses
Acquired Fund Fees and Expenses
Gross Expenses
Less Contractual Management Fee Waivers and Reimbursements
Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s turnover rate was    % of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

The fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the fund’s adviser to have a developing or emerging economy or securities market.  An emerging market is any market included in the MSCI Emerging Markets Index, the fund’s benchmark.

The fund’s adviser employs a proprietary quantitative model to assist in country and stock selection, which the adviser believes are the keys to achieving the fund’s objective.  This model is intended to help determine the relative attractiveness of the countries and securities within the fund’s investment universe.  In addition, the model assists the adviser in controlling the fund’s exposure to risks relative to the fund’s benchmark.  The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  From time to time, the adviser will make a qualitative judgment to deviate from the model, but only if it believes that certain current information is not fully reflected in the model.

The fund may invest in common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, and occasionally securities convertible into common stocks, initial public offerings, equity swaps, structured equity notes, equity linked notes and American Depository Receipts.  The fund also may lend its securities, and it may invest in various fixed-income securities and money market funds, including money market funds advised by the fund’s investment adviser, in order to manage its cash.  The fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies.

PRINCIPAL RISKS

It is possible to lose money by investing in the fund.  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

·      Risks Common to Funds Investing Principally in Equity Securities.

·                  Market, Industry and Specific Holdings - The share price of the fund may fall because of weakness in the stock markets, generally, weaknesses with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.

·                  Liquidity Risk – The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all.

·                  Use of a Quantitative Strategy.  A quantitative investment strategy generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the

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correlation of certain historical economic and financial factors to past performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.

·                  Foreign Securities, including Emerging Market Securities.  To the extent the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available, the fund may have difficulty selling the securities or protecting its investment.  Foreign securities also tend to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates, and the inconvertibility of local currency into U.S. dollars.  For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.

·                  Sector.  The fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk.

·                  American Depositary Receipts (ADRs).  ADRs held by the fund have the same currency and economic risks as the underlying shares they represent, as well as the risks associated with foreign securities.

·                  Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks, such as counterparty risk, the risk of mispricing or improper valuation, and the risk that the value may not increase or decrease as expected.

Please refer to the Prospectus’ “More Information about the Funds’ Strategies and Risks” section for further details.

PERFORMANCE

The following bar chart shows how the performance fund’s Select Class Shares has varied from year to year, and the table immediately below the chart shows the performance of the fund’s Select Class Shares over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  Performance information for Select Class Shares before their inception (March 1, 2006) is derived from the historical performance of the fund’s Institutional Class Shares, adjusted for differences in the operating expenses of the two classes The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  The fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

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[TABLE]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.  After-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

Brad Aham, CFA, FRM, and Chris Laine serve as portfolio managers of the fund.  They have managed the fund since 1994 and         , respectively.

PURCHASE AND SALE OF FUND SHARES

Select Class Shares of the fund are offered without a sales commission by State Street Global Markets, LLC, the fund’s distributor. Select Class Shares may not be purchased by individuals directly from the fund, but must be purchased through a third party financial intermediary, such as advisers, securities brokers, banks and financial institutions or other industry professionals or organizations, that have entered into a shareholder servicing agreement with the distributor or with the fund with respect to investment of its customer accounts in Select Class Shares.  Information on Intermediaries offering Select Class Shares is available by calling the distributor at (800) 647-7327.

Individual shareholder accounts held through a financial intermediary that maintains one or more accounts with the funds (including fee-based wrap accounts, investment retirement accounts (IRAs) or retirement plan accounts) will not be subject to the initial or subsequent minimum investment amount requirement.  Each intermediary, however, is expected to maintain in its omnibus account for its clients or in client accounts arranged through the intermediary, Select Class Shares with a net asset value of at least $15 million.  If an intermediary does not maintain in its client omnibus account or in client accounts arranged through the intermediary, Select Class Shares with a value of at least $15 million, the fund may close the account, in which case, the fund would redeem the Select Class Shares held by or allocated to a shareholder through the intermediary.

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

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Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you hold your Select Class Shares at your bank, broker or other financial intermediary, please contact that financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

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FUND OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

SSgA Emerging Markets Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.  There is no guarantee that the fund will achieve its objective.

Strategies, Risks and Performance

Principal Investment Strategies

The fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities issued by companies domiciled or doing a substantial portion of their business in countries determined by the fund’s adviser to have a developing or emerging economy or securities market.  An emerging market is any market included in the MSCI Emerging Markets Index, the fund’s benchmark.

The fund’s adviser employs a proprietary quantitative model to assist in country and stock selection, which the adviser believes are the keys to achieving the fund’s objective.  This model is intended to help determine the relative attractiveness of the countries and securities within the fund’s investment universe.  In addition, the model assists the adviser in controlling the fund’s exposure to risks relative to the fund’s benchmark.  The model is based on the historical relationships of certain economic and financial factors applicable to issuers and/or countries (such as measures of value, sentiment and share price momentum) to past performance.

The model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.  From time to time, the adviser will make a qualitative judgment to deviate from the model, but only if it believes that certain information measured by the model is not fully reflected in.

The fund may invest in common and preferred equity securities, publicly traded in the U.S. or in foreign countries in developed or emerging markets, and occasionally securities convertible into common stocks, initial public offerings, equity swaps, structured equity notes, equity linked notes and American Depository Receipts.

Principal Risks

Generally.  The fund invests principally in equity securities.  As a result, the principal risks of investing in the fund are those risks that are common to most equity funds and are described in “Risks Common to Funds Investing Principally in Equity Securities,” below.

In addition, the fund is subject to the following risks:

Use of a Quantitative Strategy.  A quantitative investment strategy, such as the strategy used by the fund, generally is based on the assumption that the future performance of a specific security relative to other securities may be predicted based on the correlation of certain historical economic and financial factors to past

8

performance.  Over time, the correlation between these factors and the fund’s performance may diminish, which may impair the fund’s ability to achieve its investment objective.  To control this risk, the fund’s investment adviser monitors and periodically back-tests its quantitative strategy, including the underlying factors and the relative weights given to such factors.

Foreign Securities, including Emerging Markets Equity Securities.  To the fund holds foreign securities, financial information concerning those entities may be more limited than information generally available from U.S. issuers or not available.  Non-U.S. equity markets in which the fund invests may have limited liquidity, and be subject to complex rules, arbitrary rules or both.  The fund also may have a limited ability to protect its investment under foreign property and securities laws, and may have difficulty from time to time converting local currency into U.S. dollars.  Moreover, the value of foreign instruments tends to be adversely affected by local or regional political and economic developments, as well as changes in exchange rates.  For emerging market equity securities, these risks tend to be greater than for securities of issuers located in more developed countries.  The events that lead to those greater risks include political instability, immature economic and financial institutions, local economies typically dependent on one or several natural resources, local property and securities laws that lack clarity or certainty, generally limited market liquidity, local ownership rules, currency exchange restrictions and restrictions on the repatriation of repatriation of investment income and capital.  Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners.  In these markets, the fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles. These securities could be more expensive because of additional management fees charged by the underlying pools. In addition, such pools may have restrictions on redemptions, limiting the liquidity of the investment.

Sector.  The fund may at any one time have significant investments in one or more specific industry sectors to the extent that the fund’s indices are concentrated in specific industry sectors, although the fund does not have a policy to concentrate in any specific industry sector.  To the extent that the fund has significant investments in a specific sector, it is subject to risk of loss as a result of adverse economic, business or other developments to that sector in addition to general market risks.

American Depositary Receipts (ADRs).  ADRs are certificates that represent ownership of a specific number of shares of a non-U.S. issuer and which trade on a U.S. exchange.  ADRs held by the fund have the same currency and economic risks as the underlying shares they represent.  They also are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

Derivatives.  The fund’s investments in derivative instruments are subject to a number of risks.  Many derivatives are instruments negotiated with a single counterparty, and thus, may not be resold and may be terminated only subject to penalty.  In part because of their complexity, many derivatives also involve the risk of mispricing or improper valuation, as well as the risk that the value of the derivative may not increase or decrease as expected.  Certain derivatives also allow the fund to leverage its portfolio, and thus, the fund could lose more than the principal amount it invested in those derivatives.

9

Investment Techniques Common to the SSgA Funds

Securities Lending.  To earn additional income, the fund may lend its securities to brokers, dealers and other institutional investors.  When the fund lends its securities, it typically receives back collateral in the form of cash or high quality securities.  Cash collateral typically is invested by the fund in a money market fund managed by the fund’s investment adviser or one of its affiliates, with the fund splitting the income received from the money market fund with the securities lending agent, an affiliate of the fund’s investment adviser.  Collateral in the form of securities typically is held by the fund’s custodian, and the fund receives a premium for loaning its securities.  That premium also is split with the securities lending agent.  The fund returns the collateral when its lent securities are returned, or, in the event the lent securities are not returned, the collateral is retained or sold by the fund to compensate it for its loss.

Should a borrower of securities fail financially, the fund may experience delays in recovering the securities or exercising its rights in the collateral.  Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing.  In a loan transaction, a fund that accepts cash collateral also will bear the risk of any decline in value of securities acquired with cash collateral, including shares of money market funds that intend to maintain a stable share price.

Cash Management.  Some of the assets of the fund generally are cash or cash equivalent instruments, including money market funds managed by the fund’s investment adviser or one of its affiliates.  Such cash and cash equivalent instruments are used by the fund to satisfy anticipated redemptions of fund shares, or they represent the proceeds from the sale of fund assets.  Except when the fund employs temporary defensive positions or anticipates significant fund redemptions, it is not the policy of the fund to maintain a significant portion of its assets as cash or cash equivalent instruments.

Temporary Defensive Positions.  From time to time, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions.  When taking a defensive position, the fund may not achieve its investment objective.

Risks Common to Funds Investing Principally in SSgA Equity Securities

The following are risks that are common to most equity funds, including the fund:

Market, Industry and Specific Holdings.  The share price of the fund may fall because of weakness in the stock markets, generally, weakness with respect to a particular industry in which the fund has significant holdings, or weaknesses associated with one or more specific companies in which the fund may have substantial investments.  The stock markets generally may decline because of adverse economic and financial developments in the U.S. and abroad.  Industry or company earnings may deteriorate because of a variety of factors, including maturing product lines, changes in technologies, new competition and changes in management.  Such weaknesses typically lead to changes in investor expectations of future earnings and a lack of confidence in current stock prices.  Downward pressures on stock prices accelerate if institutional investors, who comprise a substantial portion of the market, also lose confidence in current prices.

Liquidity.  Adverse market or economic conditions may result in limited or no trading market for certain securities held by a fund.  Under these conditions it may be difficult for the fund to determine the market price or, alternatively, fair value, of those securities if the fund must sell those securities on short notice, such as to meet redemption requests from fund shareholders.

10

PORTFOLIO HOLDINGS

Information about the fund’s 10 largest holdings generally is posted on the SSgA Fund’s website, www.ssgafunds.com, within 30   days following the end of each month.  Additional information is included in the SSgA Fund’s periodic filings with the Securities and Exchange Commission.  Those reports are available free of charge on the Securities and Exchange Commission’s EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.  A description of the SSgA Funds’ policies with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information and on the SSgA Funds’ website at www.ssgafunds.com.

FUND MANAGEMENT

INVESTMENT ADVISER

SSgA Funds’ Investment Adviser.  SSgA Funds Management, Inc. (“SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment adviser to the fund and as such, directs the management of each fund’s investment portfolio as well as its business affairs.  As of November 30, 2009, SSgA FM had assets under management of over $     billion.  SSgA FM is a subsidiary of State Street Corporation (“State Street Corp.”), and together with other subsidiaries, comprise State Street Global Advisors (“SSgA”), the investment management arm of State Street Corp.

SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East, and as of November 30, 2009, has over $     trillion under management.

State Street Bank and Trust Company, also a subsidiary of State Street Corp., is a 200-year old pioneer and leader in the world of financial services, and one of the largest providers of securities processing and record keeping services for U.S. mutual funds and pension funds.

Certain Legal Proceedings.

[To be updated by amendment.]

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INVESTMENT MANAGEMENT FEES

The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section.

A discussion of the basis for the Board of Trustees of the SSgA Funds approval of the investment advisory agreement is contained in the SSgA Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2009.

PORTFOLIO MANAGEMENT

The fund is managed by a team of investment professionals.  SSgA FM uses a team approach to encourage the flow of investment ideas.  The portfolio management team is overseen by the SSgA Investment Committee.  The table below shows the investment experience of the portfolio managers for the fund.  The fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of securities in the SSgA Funds that they manage.

SSgA Fund	Portfolio Manager(s)	Experience

SSgA Emerging Markets Fund	Brad Aham, CFA, FRM	Investment professional for 16 years, the last 16 years with SSgA FM or its affiliates. He is the head of SSgA’s Active Emerging Markets Equity Team.

	Chris Laine	Investment professional for 15 years, the last 2 years with SSgA FM or its affiliates.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of each Select Class Share of the fund is based on the net asset value (“NAV”) of the fund and the method or methods used to value fund assets as described in the following table.  Share prices are determined each day that the New York Stock Exchange is open for regular trading as of the close of the New York Stock Exchange (typically 4 p.m.).   The value of individual instruments held by the fund generally are valued as:

·                  Market value (generally determined at the closing time of the market on which they are traded);

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·                  Fair value (when market quotations are not readily available or subsequent events suggest the market quotation no longer is reliable); and

·                  Amortized cost (for debt securities maturing within 60 days).

PURCHASE OF FUND SHARES

The SSgA Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment.  If you do not provide this information, you may not be able to open an account with the SSgA Funds.  If the SSgA Funds believe that it has uncovered criminal activity, the SSgA Funds and their service providers may close your account and take any action they deem reasonable or required by law.  The SSgA Funds reserve the right to reject any purchase order.

The following is in addition to “Fund Summaries,” section “Purchase and Sale of Fund Shares” relating to the specific SSgA Fund in which you intend to purchase shares.

Minimum Investments.  Each SSgA Fund requires minimum amounts of initial and additional investments.  Please see the “Fund Summaries” and the section “Purchase and Sale of Fund Shares” for the relevant minimum amount of you initial or additional investment.  The funds reserve the right to increase or decrease the minimum amount required to open or maintain an account.

Form of Purchase Payments. All purchases made by check or wire should be in U.S. dollars.  All purchases made by check shall be from a U.S. bank.  Third-party checks for initial purchases and checks drawn on credit card accounts for new and initial purchases will not be accepted.

In-Kind Purchase of Securities. The SSgA Funds may, in their sole discretion, permit you to purchase shares through the exchange of other securities that you own.  The market value of any securities exchanged, plus any cash, must be at least $25 million.  Please contact the Customer Service Department at (800) 647-7327 for more information, including additional restrictions.

EXCHANGES

Generally.  A holder of Select Class Shares does not have any right to exchange his or her shares with shares of any other fund, including any other SSgA Fund.

MARKET TIMING/EXCESSIVE TRADING

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the SSgA Funds.  Excessive Trading into and out of a SSgA Fund may harm the fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all fund shareholders, including long-term investors who do not generate such costs.

The Board of Trustees of the SSgA Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the SSgA Funds reserve the right to reject any

13

exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

As a means to protect the fund and its shareholders from Excessive Trading:

·                  The SSgA Funds’ transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, Omnibus Transparency and Change of Direction, which are implemented on a risk-based approach designed to identify trading that could adversely impact the SSgA Funds;

·                  The SSgA Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the SSgA Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the funds against harmful short-term trading; and

·                  With respect to SSgA Funds that invest in securities that trade on foreign markets, pursuant to the SSgA Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Under the Policy, Excessive Trading includes certain “Round Trip” transactions, defined, as a purchase (including exchanges) and redemption (including exchanges) effected within 30 days within the same SSgA Fund and uses the following notification process:

·                  If the SSgA Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the SSgA Funds’ distributor will send a notice to the account owner informing them that the account is in a watch status and future Excessive Trading may result in further action including suspension or termination of the account;

·                  If that same account effects another Round Trip within 30 days following the above notification, the SSgA Funds’ distributor will issue to the account owner a “Second Stage” alert notice; a Second Stage alert explains that the account may be prohibited from effecting future purchases if the Excessive Trading continues;

·                  If the same account engages in another Round Trip within 30 days following the issuance of a Second Stage alert, the SSgA Funds’ distributor will instruct SSgA Funds’ transfer agent to place a “Stop Purchase” instruction on the account for a period of 90 days which will prevent the account from effecting further purchases of the SSgA Fund;

·                  At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed by the Transfer Agent and the account will be eligible to accept additional purchases; and

·                  If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the SSgA Funds’ distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Trading instruction(s) on the account or directing immediate account closure.

Notwithstanding the foregoing notification process, the Distributor may take any reasonable action that it deems necessary or appropriate in support of the SSgA Funds’ Policy without providing prior notification to the account holder.  While the SSgA Funds attempt to discourage Excessive Trading, there can be no guarantee that

14

it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices.  Additionally, frequent trades of small amounts may not be detected. The SSgA Funds recognize that it may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage the funds or its shareholders.

REDEMPTION OF FUND SHARES

The following is in addition to “Fund Summaries,” section “Purchase and Sale of Fund Shares” relating to the specific SSgA Fund in which you intend to redeem shares.

Sales within 15 Days of Purchase.  If you purchased SSgA Fund shares by check or an automatic investment program and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the SSgA Fund will generally postpone sending redemption proceeds until it can verify that the check or automatic investment program investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

Redemption Proceeds by Wire. Upon request, redemption proceeds of $1,000 or more will be wire transferred to your account at a U.S. bank that is a member of the Federal Reserve System.  You must indicate this option on your application or letter of instruction.  If bank instructions are not indicated on the account, a medallion guaranteed letter of instruction is required to add the bank information to send proceeds via wire. The SSgA Funds do not provide wire transfer service for redemption proceeds of less than $1,000.  The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will normally be sent the next business day, but may take up to seven business days. Although the SSgA Funds do not charge a fee for this service, it reserves the right to charge a fee for the cost of wire-transferred redemptions, and your bank may charge a fee for receiving the wire.  Please check with your bank before requesting this feature.

Redemption Proceeds by Check. Telephone redemption requests for proceeds less than $50,000 may be sent by check and to the address shown on the SSgA Funds registration record, provided that the address has not been changed within 60 days of the redemption request.  All proceeds by check will normally be sent the following business day. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Telephone and Other Electronic Redemptions. Shareholders may normally redeem SSgA Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The SSgA Funds and their transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized.  Neither the SSgA Funds, nor their distributor or transfer agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. Please note that if the address of record has been changed within 60 days of the redemption request, the request must be in writing and bear a medallion guarantee.  During periods of significant or unusual economic or market activity, shareholders giving instructions by phone may encounter delays.

Redemption and Exchange Requests in Writing. In certain circumstances, a fund shareholder will need to request to sell or exchange shares in writing. Use the addresses for purchases by mail listed under “Purchase of Fund Shares”. In order for a redemption or exchange request to be received by the Transfer Agent in good form,

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the shareholder may need to include additional items with the request, including a medallion guarantee if NAV of the shares being redeemed is more than $50,000.  (Please check with the institution prior to signing to ensure that they are an acceptable medallion guarantor. A notary public cannot provide a medallion guarantee.)  Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

In-Kind Redemptions.  The funds may pay any portion of the redemption amount in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the fund in lieu of cash.  You will incur brokerage charges and may incur other fees on the sale of these portfolio securities.  In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Systematic Withdrawal Plan by Check.  If your account balance is over $10,000, you may request periodic cash withdrawals automatically be paid to you or any person you designate.  No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

Systematic Withdrawal Plan by Bank Transfer.  You may make automatic withdrawals of $100 or more by completing the appropriate sections of the application.  You must also attach a voided check to code your account with the correct wire instructions.  This option allows you to designate future withdrawal dates and amounts as long as your account balance is over $10,000.  Please note that proceeds from such withdrawals will be transmitted to the investor’s bank two business days after the trade is placed or executed automatically.

Minimum Account Size.  The fund reserves the right to redeem Select Class Shares in any account with a balance of less than $15 million as a result of shareholder redemptions.  Before Select Class Shares are redeemed to close an account, the financial intermediary through which the account was opened will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account balance.

Suspension of Shareholder Redemptions.  The SSgA Funds reserve the right to suspend the right of shareholder redemption, or postpone the date of payment for more than seven days to the extent permitted by law.

DIVIDENDS AND DISTRIBUTIONS

The fund intends to declare dividends annually and pay dividends annually.

Capital gains, if any, are usually distributed in October.  Excise dividends and capital gains, if any, generally are distributed in December.

When the fund pays a dividend or capital gains, the NAV per share is reduced by the amount of the payment.  Income dividends and capital gains distributions will be paid in additional shares on the record date unless you have elected to receive them in cash.

Distribution Options.  You can choose from four different distribution options as indicated on the application:

·                  Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund.  If you do not indicate a choice on the application, this option will be automatically assigned.

·                  Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

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·                  Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

·                  Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund.

Dividend Policy Upon Purchase.

Purchases made by check, Federal Wire or exchange from an existing SSgA Fund earn dividends the business day following the purchase or exchange date.  NSCC Settlement Payments typically are received after the fund closing and, therefore, dividends will be earned the day following settlement.

Dividend Payment Policy Upon Redemption. All written requests and redemption proceeds that are sent by check or ACH (versus wire) will receive that day’s dividend.

TAXES

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting the fund and its shareholders.  The following assumes any fund shares will be capital assets in the hands of a shareholder.  Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax advisor.

For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.

Under current U.S. federal income tax law (in effect for taxable years beginning on or before December 31, 2010), distributions of earnings from qualifying dividends received by the fund from domestic corporations and qualified foreign corporations will be taxable to non-corporate shareholders at the same rate as long-term capital gains, which is currently 15%, instead of at the ordinary income rate, provided certain requirements are satisfied.  It is currently unclear whether Congress will extend this treatment to taxable years beginning after December 31, 2010.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes.  Dividends and distributions may also be subject to state or local taxes.  Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your fund shares is a taxable event and may result in capital gain or loss.  A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds.  Any capital loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares.  Additionally, any loss realized on a sale or redemption of shares of the fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the fund.  If disallowed, the loss will be reflected in an

17

adjustment to the tax basis of the shares acquired.  You are responsible for any tax liabilities generated by your transactions.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed.  You will also be advised of the percentage of the dividends from the fund, if any, that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax.

The fund intends to qualify each year as a regulated investment company.  A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders.  However, the fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

The fund is required to withhold a legally determined portion, currently 28%, of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder’s correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.  This is not an additional tax but can be credited against your tax liability.  Shareholders that invest in the fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account.  These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in the fund should consult with their tax advisors as to if and how the U.S. federal income tax and its withholding requirements applies to them.

If you buy shares when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution, which will also reduce the share price of the Fund.

Foreign Income Taxes.  Investment income received by the fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.  The U.S. has entered into tax treaties with many foreign countries which would entitle the SSgA Funds to a reduced rate of such taxes or exemption from taxes on such income.  It is impossible to determine the effective rate of foreign tax for the fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of the fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the SSgA Funds may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the funds.  Such the fund may be subject to certain holding period requirements with respect to securities held to take advantage of this credit.  If the Foreign Election is made by the fund, and you choose to use the foreign tax credit, you would include in your gross income both dividends received from the fund and foreign income taxes paid by the fund.  You would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally.  Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit.  It is anticipated that the fund will qualify to make the Foreign Election; however, such fund cannot be certain that it will be eligible to make such an election or that you will be eligible for the foreign tax credit.

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DISTRIBUTION ARRANGEMENTS

The SSgA Funds have adopted a distribution plan with respect to the Select Class pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act.  The Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connection with purchases and redemptions of shares of the Fund and related services provided to Select Class shareholders by State Street Global Markets LLC.  Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  Payments to State Street for shareholder and administrative services are not permitted by the Plan to exceed 0.025% of a Fund’s average NAV per year.  Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Plan may be carried forward and paid in the following two fiscal years so long as the Plan is in effect.  The SSgA Funds offer the Institutional Class of shares through the Distributor to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.  The Institutional Class has a separate Rule 12b-1 Plan.  Long-term shareholders of the funds may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

The Advisor or Distributor, or an affiliate of the Advisor or Distributor, out of its own resources, and without additional cost to the SSgA Funds and their shareholders, may directly or indirectly make additional cash payments, as described below, to Intermediaries who sell shares of the SSgA Funds.  Such payments and compensation are in addition to the Rule 12b-1 fees paid by the SSgA Funds.  These additional cash payments are generally made monthly to Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Intermediary.  Cash compensation may also be paid to Intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Intermediary provides shareholder services to Fund shareholders.  Additional cash payments to Intermediaries will vary.  For more information regarding these arrangements, please read “Distribution and Shareholder Servicing” in the Statement of Additional Information.

From time to time, the Advisor or Distributor, or an affiliate of the Advisor or Distributor, may also pay non-cash compensation to the sales representatives of Intermediaries.  Examples of such compensation include the following:  (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of Intermediaries. The cost of all or a portion of such non-cash compensation may be borne indirectly by the SSgA Funds as expense reimbursement payments to the Distributor under the Plan.

The Select Class is offered without imposition of a front-end sales load or contingent deferred sales load.  The Select Class is subject to distribution and/or shareholder servicing fees and expenses payable under the Plan.  The Select Class is offered for sale by Intermediaries only to investors meeting the eligibility requirements disclosed in this Prospectus. Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the Distributor or with the SSgA Funds with respect to investment of its customer accounts in the Select Class.  Information on Intermediaries offering the Select Class is available through the Distributor.

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If you are purchasing, selling, exchanging or holding SSgA Fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the fund’s financial performance for the past 5 years.  Certain information reflects financial results for a single Select Class Share of the fund.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).  The financial highlights were audited by Deloitte & Touche LLP, whose reports, along with the fund’s financial statements, are included in the annual reports, which are available upon request by calling State Street Global Markets LLC at (800) 647-7327 or on the SSgA Funds’ website at www.ssgafunds.com.

[TO BE UPDATED BY AMENDMENT]

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ADDITIONAL INFORMATION ABOUT SSGA EMERGING MARKETS FUND

For more information about SSgA Emerging Markets Fund, the following documents are available without charge:

Annual and Semi-Annual Reports. Additional information about the funds’ investments is available in the SSgA Funds’ annual and semi-annual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

Statement of Additional Information: The Statement of Additional Information provides more detailed information about the fund including, but not limited to, information about the funds’ policies with respect to selective disclosure of each SSgA Fund’s portfolio holdings.

The annual report and the Statement of Additional Information for the fund are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the Statement of Additional Information of the fund, and may request other information or make other inquiries, by contacting:

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

(800) 997-7327

The funds’ Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSgA Funds’ website at www.ssgafunds.com.

You can review and copy information about the SSgA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090.  Reports and other information about the SSgA Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds’ SEC File No. 811-05430

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SSGA FUNDS

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

(800) 997-7327

www.ssgafunds.com

PROSPECTUS

DECEMBER    , 2009

SSGA PRIME MONEY MARKET FUND

(TICKER SYMBOL: SVPXX)

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this Prospectus is accurate and complete.  Any representation to the contrary is a criminal offense.

SSgA Prime Money Market Fund Prospectus

December    , 2009

i

FUND SUMMARY

This section of the Prospectus is composed of a summary description of SSgA Prime Money Market Fund.  Additional information about the fund may be found in the other sections of this Prospectus, the first of which begins on page      of this Prospectus, as well as the Statement of Additional Information dated December     , 2009 applicable to the fund.

SSGA PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE

SSgA Prime Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

PRINCIPAL INVESTMENT STRATEGIES

SSgA Prime Money Market Fund follows a disciplined investment process in which the fund’s investment adviser bases its decisions on the relative attractiveness of different money market instruments.  In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.  The fund invests in accordance with regulatory requirements

2

applicable to money market funds, which impose strict conditions on the quality of portfolio securities, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

The fund attempts to meet its investment objective by investing in a broad range of money market instruments.  The fund considers the following instruments or investment strategies to be principal to the achievement of its investment objective: U.S. government securities, including U.S. Treasury bills, notes and bonds and securities issued or guaranteed by U.S. government agencies; certificates of deposits and time deposits of U.S. and foreign banks; commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; and repurchase agreements.  These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities.  The fund also may invest in shares of other money market funds, including funds advised by the fund’s investment adviser.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

·                  Risks Common to Funds Investing Principally in Money Market Instruments.

·                  Interest Rate Risk — The risk that interest rates will rise, causing the value of the fund’s investments to fall.

·                  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

·                  Risk Associated with Maintaining a Stable Share Price.  To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests

·                  Low Short-Term Interest Rates.  As short-term interest rates approach 0%, the fund may maintain substantial cash balances.  The fund typically does not receive any income from uninvested cash.  In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

·                  Exposure to Financial Institutions.  Many instruments in which the fund invests are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions.  Changes in the credit quality of any of these institutions could cause the fund a loss that affects its share price.

·                  Asset-Backed Securities Risk.  Defaults on the underlying assets of the asset-backed securities held by the fund may impair the value of the securities, and there may be limitations on the enforceability of any security interest granted with respect to those assets.  These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

3

·                  Foreign Securities.  The fund may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions.  Financial information relating to foreign issuers may be more limited than financial information generally available for domestic issuers.  In addition, the value of instruments of foreign issuers may be adversely affected by local or regional political and economic developments.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

For the 7-day period ended [DATE], the fund’s yield was       % and its effective yield was       %.  To obtain the fund’s current 7-day yield, please call (800) 997-7327.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account	$10,000,000
To add to an existing account	No minimum

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Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	SSgA Funds 30 Dan Road Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

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FUND OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

SSgA Prime Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities.  There is no guarantee that the fund will achieve its objective.

Investment Strategies and Risks

Principal Investment Strategies

SSgA Prime Money Market Fund follows a disciplined investment process in which the fund’s adviser bases its decisions on the relative attractiveness of different money market instruments.  The attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.  Among other things, the fund’s investment manager conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team.  In addition, the fund follows regulatory requirements applicable to money market funds.  Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers.  All securities held by the fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.  The fund’s weighted average maturity may not exceed 90 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in a broad range of money market instruments.  The fund considers the following instruments or investment strategies to be principal to the achievement of its investment objective:

The fund attempts to meet its investment objective by investing in, among other things:

·                  U.S. Treasury bills, notes and bonds;

·                  obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities and other such obligations that are neither insured nor guaranteed by the U.S. Treasury, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank;

·                  instruments of U.S. and foreign banks, including Eurodollar Certificates of Deposit (U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States), Eurodollar Time Deposits (U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks), and Yankee Certificates of Deposit (U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks);

·                  commercial paper of U.S. and foreign companies;

·                  asset-backed securities, including asset-backed commercial paper;

·                  corporate obligations of U.S. and foreign companies; and

·                  repurchase agreements.

6

These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities.  The fund also may invest in securities of other investment companies with similar investment guidelines.

Principal Risks

Generally.  The fund invests exclusively in money market instruments .  As a result, the principal risks of investing in the fund are those described in “Risks Common to the SSgA Money Market Funds” below.

In addition, the fund is subject to the following risks:

Risk Associated with Maintaining a Stable Share Price.  The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the fund.  To the extent that that aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

Low Short-Term Interest Rates.  As short-term interest rates approach 0%, the fund may maintain substantial cash balances.  The fund typically does not receive any income from uninvested cash.  In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses.  At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

Exposure to Financial Institutions.  Many instruments in which the fund invests are issued or guaranteed as to principal or interest by banks, brokers and other financial institutions, or are collateralized by securities issued or guaranteed by those institutions.  Although the fund attempts to invest only with high quality financial institutions, most financial institutions are dependent on other institutions to fulfill their obligations in the financial markets.  Events that would adversely affect one financial institution or financial institutions generally also may have an adverse effect on the financial institution in which the fund invests or that serve as counterparties in transactions with the fund. Changes in the credit quality of any of these institutions may cause the fund a loss that affects its share price.

Asset-Backed Securities Risk. The fund’s investments in asset-backed securities, which are obligations whose principal and interest payments are supported or collateralized by pools of other assets, such as automobile loans, credit card receivables and leases.  Defaults on the underlying assets may impair the value of an asset-backed security.  Furthermore, there may be legal and practical limitations on the enforceability of any security interest granted with respect to those underlying assets.  These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) than do other types of fixed income securities.

Foreign Securities.  Although the fund only will invest in U.S. dollar-denominated instruments, some of those instruments may be issued, guaranteed or otherwise supported by foreign governments, corporations or financial institutions.  Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to U.S. banks and corporations, although the information available for dollar-denominated instruments may be subject to the accounting, auditing and financial reporting standards of the U.S. domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject.

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Furthermore, by investing in dollar-denominated instruments rather than directly in a foreign issuer’s stock, the Fund can avoid currency risks during the settlement period for either purchases or sales.

Risks Common to the SSgA Money Market Funds

The following are risks that are common to most money market funds, including the SSgA money market funds:

Interest Rate Risk.  During periods of rising interest rates, a fund’s yield generally is lower than prevailing market rates, causing the value of the fund to fall.  In periods of falling interest rates, a fund’s yield generally is higher than prevailing market rates, causing the value of the fund to rise.  Typically, the more distant the expected cash flow that the fund is to receive from a security, the more sensitive the market price of the security is to movements in interest rates.  If a fund owns securities that have variable or floating interest rates, as interest rates fall, the income the fund receives from those securities also will fall.

Credit Risk.  Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal.  It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality.

Prepayment Risk and Extension Risk.  Prepayment risk (when repayment of principal occurs before scheduled maturity) and extension risk (when rates of repayment of principal are slower than expected) apply primarily to asset-backed and mortgage-backed securities and certain municipal securities.

Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date. If the fund has purchased a security at a premium, any prepayment that is faster than expected reduces the market value of the security and the anticipated yield-to-maturity. Prepayment of loans underlying certain securities tends to accelerate during periods of declining interest rates.

Extension risk is the risk than an issuer will exercise its right to repay principal on an obligation held by a fund later than expected.  This may happen when there is a rise in interest rates.  Under these circumstances, the value of the obligation will decrease, thus preventing the fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Liquidity Risk.  Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding the securities to determine their values.  A fund holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them.  The fund also may not be able to sell the securities at any price.

The risks described above reflect that the value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.  In addition, recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the

8

funds themselves are regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the funds’ portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund. The fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The fund’s investment adviser will monitor developments and seek to manage the fund in a manner consistent with achieving the fund’s investment objective, but there can be no assurance that it will be successful in doing so.

PORTFOLIO HOLDINGS

Information about each fund’s 10 largest holdings generally is posted on the SSgA Funds’ website, www.ssgafunds.com, within 30 days following the end of each month.  Additional information is included in the SSgA Fund’s periodic filings with the Securities and Exchange Commission.  Those reports are available free of charge on the Securities and Exchange Commission’s EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.  A description of the SSgA Funds’ policies with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information and on the SSgA Funds’ website at www.ssgafunds.com.

FUND MANAGEMENT

INVESTMENT ADVISER

SSgA Funds’ Investment Adviser.  SSgA Funds Management, Inc. (“SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment adviser to each fund and as such, directs the management of each fund’s investment portfolio as well as its business affairs.  As of November 30, 2009, SSgA FM had assets under management of over $       billion.  SSgA FM is a subsidiary of State Street Corporation (“State Street Corp.”), and together with other subsidiaries, comprise State Street Global Advisors (“SSgA”), the investment management arm of State Street Corp.

SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East, and as of November 30, 2009, has over $       trillion under management.

State Street Bank and Trust Company, also a subsidiary of State Street Corp., is a 200-year old pioneer and leader in the world of financial services, and one of the largest providers of securities processing and record keeping services for U.S. mutual funds and pension funds.

Certain Legal Proceedings.

[To be updated by amendment.]

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INVESTMENT MANAGEMENT FEES

The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section for that fund.

A discussion of the basis for the Board of Trustees of the SSgA Funds approval of the investment advisory agreement is contained in the SSgA Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2009.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of each SSgA Fund share is based on the net asset value (“NAV”) of the fund and the method or methods used to value fund assets as described in the following table.  Share prices are determined each day that the New York Stock Exchange is open for regular trading at times also described in the following table.

Fund	Valuation Method(s) Used	Time Fund’s Share Price Determined (Eastern time)
SSgA Prime Money Market Fund*	Amortized cost	Close of the New York Stock Exchange (typically 4 p.m.)

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PURCHASE OF FUND SHARES

The SSgA Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment.  If you do not provide this information, you may not be able to open an account with the SSgA Funds.  If the SSgA Funds believe that it has uncovered criminal activity, the SSgA Funds and their service providers may close your account and take any action they deem reasonable or required by law.  The SSgA Funds reserve the right to reject any purchase order.

Minimum Investments.  The fund requires minimum amounts of initial and additional investments.  Please see the “Fund Summaries” and the section “Purchase and Sale of Fund Shares” for the relevant minimum amount of you initial or additional investment.  Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The funds reserve the right to increase or decrease the minimum amount required to open or maintain an account.

Order and Payment Procedures. There are several ways to invest in the SSgA Funds. The SSgA Funds require a purchase order in good form, which consists of a completed and signed application for each new account, unless the account is opened through a third party which has a signed agreement with the fund’s distributor or the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds.  For additional information, including the IRA package, additional applications or other forms, call the Customer Service Department at (800) 647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317. You may also access this information online at www.ssgafunds.com.

Large Transactions in the fund. To assist SSgA FM in managing the fund, shareholders are strongly urged to initiate all trades (investments, exchanges or redemptions of shares) as early in the day as possible.  Please notify the fund’s transfer agent at least one day in advance of transactions in excess of $25 million in the fund. The fund reserves the right to reject purchase orders in the absence of adequate notification of a purchase order in excess of the amounts stated above.

Form of Purchase Payments. All purchases made by check or wire should be in U.S. dollars.  All purchases made by check shall be from a U.S. bank.  Third-party checks for initial purchases and checks drawn on credit card accounts for new and initial purchases will not be accepted.

In-Kind Purchase of Securities. The SSgA Funds may, in their sole discretion, permit you to purchase shares of the fund through the exchange of other securities that you own.  The market value of any securities exchanged, plus any cash, must be at least $25 million.  Please contact the Customer Service Department at (800) 647-7327 for more information, including additional restrictions.

Customer Identification. The SSgA Funds recognize the importance of detecting, preventing and mitigating identity theft, which means a fraud committed or attempted using the identifying information of another person without authority. The Funds have adopted a “Red Flags” policy to monitor for and take action with respect to patterns, practices, or specific activities that indicate the possible existence of identity theft, and the Funds conduct their operations in a manner that is consistent with industry practice in that regard. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. When you open an account, we will ask for your name, residential address, date of birth (for individuals), taxpayer or other government identification number and other information that will allow us to identify you. We may also request to review other identifying documents such as driver’s license, passport or documents showing the existence of the business entity. If you do not provide the personal information requested on the account application, we may not be able to open your account. Failure to provide the personal information requested on the account application may also result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies. After your account has been opened, if we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable. The SSgA Funds reserve the right to reject any purchase order. Furthermore, the Transfer Agent implements the Red Flags policy by monitoring for red flags in the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES AND TRANSFERS

Generally.  Subject to satisfying the minimum investment requirement, investors may have their SSgA Fund shares exchanged for shares of any other SSgA Fund on a business day. There is no charge for this service. To use this option, contact the Customer Service Department at (800) 647-7327.

Telephone Exchanges.  SSgA Fund shares are exchanged on the basis of relative NAV per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent.  See “Redemption and Exchange Requests in Writing.”  Exchanges may be made over the phone if the registrations of the two accounts are identical.

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Account Transfers. To effect a change in account registration (for example, to add a new joint owner), a shareholder of an SSgA Fund may request to open a new account in the same SSgA Fund (referred to as a “transfer”). To effect a transfer, the fund’s transfer agent will require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the SSgA Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

REDEMPTION OF FUND SHARES

Redemption Proceeds by Wire. Upon request, redemption proceeds of $1,000 or more will be wire transferred to your account at a U.S. bank that is a member of the Federal Reserve System.  You must indicate this option on your application or letter of instruction.  If bank instructions are not indicated on the account, a medallion guaranteed letter of instruction is required to add the bank information to send proceeds via wire. The SSgA Funds do not provide wire transfer service for redemption proceeds of less than $1,000.  The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will normally be sent the next business day, but may take up to seven business days. Although the SSgA Funds do not charge a fee for this service, it reserves the right to charge a fee for the cost of wire-transferred redemptions, and your bank may charge a fee for receiving the wire.  Please check with your bank before requesting this feature.

Redemption Proceeds by Check. Telephone redemption requests for proceeds less than $50,000 may be sent by check and to the address shown on the SSgA Funds registration record, provided that the address has not been changed within 60 days of the redemption request.  All proceeds by check will normally be sent the following business day. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Telephone and Other Electronic Redemptions. Shareholders may normally redeem SSgA Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8 a.m. and 4 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The SSgA Funds and their transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized.  Neither the SSgA Funds, nor their distributor or transfer agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. Please note that if the address of record has been changed within 60 days of the redemption request, the request must be in writing and bear a medallion guarantee.  During periods of significant or unusual economic or market activity, shareholders giving instructions by phone may encounter delays.

Redemption and Exchange Requests in Writing. In certain circumstances, a SSgA Fund shareholder will need to request to sell or exchange shares in writing. Use the addresses for purchases by mail listed under “Purchase of Fund Shares”. In order for a redemption or exchange request to be received by the Transfer Agent in good form, the shareholder may need to include additional items with the request, including a medallion guarantee if NAV of the shares being redeemed is more than $50,000.  (Please check with the institution prior to signing to ensure that they are an acceptable medallion guarantor. A notary public cannot provide a medallion guarantee.)  Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

In-Kind Redemptions.  The SSgA Funds may pay any portion of the redemption amount in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the SSgA Fund in lieu

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of cash.  You will incur brokerage charges and may incur other fees on the sale of these portfolio securities.  In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Minimum Account Size.  The minimum account size is $2 million.  The fund or the fund’s distributor reserves the right, each in its discretion, to close any account where the balance in any account has fallen below $2 million. In such cases, the Transfer Agent will give shareholders 60 days’ notice that the account will be closed unless investment is made to increase the balance of an account to the required minimum. Failure to bring the account’s balance to the required minimum may result in the fund closing the account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the fund’s records.

Suspension of Shareholder Redemptions.  The SSgA Funds reserve the right to suspend the right of shareholder redemption, or postpone the date of payment for more than seven days to the extent permitted by law.

DIVIDENDS AND DISTRIBUTIONS

Each SSgA Fund intends to declare and pay dividends as noted in the following table:

Fund	Dividends Declared	Dividends Paid
SSgA Prime Money Market Funds	Daily	Last business day of each month

Capital gains, if any, are usually distributed in October.  Excise dividends and capital gains, if any, generally are distributed in December.

Distribution Options.  You can choose from four different distribution options as indicated on the application:

·                  Reinvestment Option–Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund.  If you do not indicate a choice on the application, this option will be automatically assigned.

·                  Income-Earned Option–Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

·                  Cash Option–A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

·                  Direct Dividends Option–Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund.

Dividend Policy Upon Purchase.  Purchase orders in good form received by the fund’s transfer agent prior to the close of the New York Stock Exchange earn the dividend on the date of purchase.

Dividend Payment Policy Upon Redemption. All written requests and redemption proceeds that are sent by check or ACH (versus wire) will receive that day’s dividend.

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No dividends will be paid on shares on the date of redemption.

TAXES

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting the fund and its shareholders.  The following assumes any fund shares will be capital assets in the hands of a shareholder.  Circumstances among investors may vary, so you are encouraged to discuss investment in the fund with your tax advisor.

For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  As the fund invests primarily in debt instruments, it expects that distributions will consist primarily of ordinary income.

Under current U.S. federal income tax law (in effect for taxable years beginning on or before December 31, 2010), distributions of earnings from qualifying dividends received by the fund from domestic corporations and qualified foreign corporations will be taxable to non-corporate shareholders at the same rate as long-term capital gains, which is currently 15%, instead of at the ordinary income rate, provided certain requirements are satisfied.  It is currently unclear whether Congress will extend this treatment to taxable years beginning after December 31, 2010.  However, as the fund invests primarily in debt instruments, it does not expect a significant portion of fund distributions to be derived from qualified dividend income.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes.  Dividends and distributions may also be subject to state or local taxes.  Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your fund shares is a taxable event and may result in capital gain or loss.  A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds.  Any capital loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares.  Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the fund.  If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.  You are responsible for any tax liabilities generated by your transactions.  The wash sale rules are not applicable with respect to money market fund shares.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed.  You will also be advised of the percentage of the dividends from the fund, if any, that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax.  If you purchase shares of the fund through a financial intermediary, that entity will provide this information to you.

The fund intends to qualify each year as a regulated investment company.  A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to

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shareholders.  However, the fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

The fund is required to withhold a legally determined portion, currently 28%, of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder’s correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.  This is not an additional tax but can be credited against your tax liability.  Shareholders that invest in the fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account.  These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in the fund should consult with their tax advisors as to if and how the U.S. federal income tax and its withholding requirements applies to them.

No capital gain or loss for a shareholder is anticipated because the fund seeks to maintain a stable share price of $1.00.  With that exception, if you buy shares when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution, which will also reduce the share price of the fund.

Foreign Income Taxes.  Investment income received by the fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.  The U.S. has entered into tax treaties with many foreign countries which would entitle the fund to a reduced rate of such taxes or exemption from taxes on such income.  It is impossible to determine the effective rate of foreign tax for the fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the fund may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the funds.  In that case the fund may be subject to certain holding period requirements with respect to securities held to take advantage of this credit.  If the Foreign Election is made by the fund, and you choose to use the foreign tax credit, you would include in your gross income both dividends received from the fund and foreign income taxes paid by the fund.  You would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally.  Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit.  It is not anticipated that the fund will qualify to make the Foreign Election; however, even if it does, it cannot be certain that it will be eligible to make such an election or that you will be eligible for the foreign tax credit.

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DISTRIBUTION ARRANGEMENTS

Distribution Plan.  The SSgA Funds have adopted a distribution plan (commonly known as a “12b-1 Plan”), under which the fund may pay distribution and other fees for the sale and distribution of its shares and for services provided to its shareholders.  Because these fees are paid out of fund assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Payments under the plan to the fund’s distributor by the fund are not permitted to exceed .25% of the fund’s average annual net assets.  Payments to financial intermediaries providing shareholder services to the fund are not permitted by the distribution plan to exceed .20% of average annual net assets.  Any payments that are required to be made to the fund’s distributor or a financial intermediary that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the distribution plan is in effect. The fund is offered without imposition of a front-end sales load or contingent deferred sales load.  Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

Additional Compensation to Financial Intermediaries.  SSgA FM or the SSgA Funds’ distributor, or one of their affiliates, out of its own resources and without additional cost to the fund or its shareholders, may make additional cash payments, as described below, to financial intermediaries who sell shares of the fund. Such payments and compensation may be in addition to the fees paid by the fund in accordance with the distribution plan.  These additional cash payments generally are made monthly to financial intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary.  Cash compensation also may be paid to financial intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the financial intermediary provides shareholder services to fund shareholders.  Additional cash payments to financial intermediaries will vary.  For more information regarding these arrangements, please see “Distribution and Shareholder Servicing” in the Statement of Additional Information.

From time to time, SSgA FM or the SSgA Funds’ distributor, or one of their affiliates, also may pay non-cash compensation to the sales representatives of financial intermediaries.  Examples of such compensation include the following: ordinary and usual gratuities, tickets and other business entertainment; and/or sponsorship of regional or national events of financial intermediaries.  The cost of all or a portion of such non-cash compensation may be borne indirectly by the fund as expense reimbursement payments to the fund’s distributor under the distribution plan.

Third-Party Transactions. The SSgA Funds have authorized certain financial intermediaries to accept purchase, redemption and exchange orders on the fund’s behalf.  The financial intermediary is responsible for the timely delivery of any order to the fund. Therefore, orders received for the fund by a financial intermediary that has been authorized to accept orders on the fund’s behalf (or other intermediaries designated by the Intermediary) prior to the time the fund’s share price is determined will be deemed accepted by the fund the same day and will be executed at that day’s closing share price.  The fund is not responsible for the failure of a financial intermediary to process a transaction for an investor in a timely manner.

If you are purchasing, selling, exchanging or holding fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

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FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the fund’s financial performance for the past 5 years.  Certain information reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).  The financial highlights were audited by Deloitte & Touche LLP, whose reports, along with the fund’s financial statements, are included in the annual reports, which are available upon request by calling State Street Global Markets LLC at (800) 647-7327 or on the SSgA Funds’ website at www.ssgafunds.com.

[TO BE UPDATED BY AMENDMENT]

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ADDITIONAL INFORMATION ABOUT THE SSGA FUNDS

For more information about the SSgA Funds, including the fund, the following documents are available without charge:

Annual and Semi-Annual Reports. Additional information about the SSgA Funds’ investments is available in the SSgA Funds’ annual and semi-annual reports to shareholders. In each SSgA Fund’s annual report (other than money market funds), you will find a discussion of the market conditions and investment strategies that significantly affected the SSgA Fund’s performance during its last fiscal year.

Statement of Additional Information: The Statement of Additional Information provides more detailed information about the SSgA Funds including, but not limited to, information about the SSgA Funds’ policies with respect to selective disclosure of each SSgA Fund’s portfolio holdings.

The annual report and the Statement of Additional Information for the fund are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the Statement of Additional Information of the fund, and may request other information or make other inquiries, by contacting:

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

(800) 997-7327

The funds’ Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSgA Funds’ website at www.ssgafunds.com.

You can review and copy information about the SSgA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090.  Reports and other information about the SSgA Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds’ SEC File No. 811-05430

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SSGA FUNDS

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

(800) 997-7327

www.ssgafunds.com

PROSPECTUS
DECEMBER    , 2009

SSGA US TREASURY MONEY MARKET FUND

(TICKER SYMBOL: SVTXX)

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this Prospectus is accurate and complete.  Any representation to the contrary is a criminal offense.

SSgA US Treasury Money Market Fund Prospectus

December    , 2009

i

FUND SUMMARY

This section of the Prospectus is composed of a summary description of SSgA US Treasury Money Market Fund.  Additional information about the fund may be found in the other sections of this Prospectus, the first of which begins on page      of this Prospectus, as well as the Statement of Additional Information dated December     , 2009 applicable to the fund.

2

SSGA US TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE

SSgA U.S. Treasury Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the U.S. Government and repurchase agreements backed by such securities.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)                  None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee

Distribution and Shareholder Service (12b-1) Fees

Other Expenses

Acquired Fund Fees and Expenses

Gross Expenses

Less Contractual Management Fee Waivers and Reimbursements

Total Annual Expenses After Waivers and Reimbursements

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years

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PRINCIPAL INVESTMENT STRATEGIES

SSgA U.S. Treasury Money Market Fund attempts to meet its investment objective by investing principally, but in no event less than 80% of its net assets (plus borrowings, if any), in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. Government), other obligations issued or guaranteed as to principal and interest by the U.S. Treasury, and repurchase agreements backed by such securities. The fund also may invest in shares of other money market funds, including funds advised by the fund’s investment adviser.

The fund follows a disciplined investment process in which the fund’s investment adviser bases its decisions on the relative attractiveness of different money market instruments.  In the adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.  The fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

·                  Risks Common to Funds Investing Principally in Money Market Instruments.

·                  Interest Rate Risk — The risk that interest rates will rise, causing the value of the fund’s investments to fall.

·                  Credit Risk — The risk that an issuer, guarantor or liquidity provider of an instrument will fail to make scheduled interest or principal payments, which may reduce the fund’s income and the market value of the instrument.

·                  Liquidity Risk — The risk that the fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all because of a lack of demand in the market for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the fund.

·                  Risk Associated with Maintaining a Stable Share Price.  To the extent that the aggregate market value of the fund’s assets materially varies from the aggregate of the acquisition prices of those assets, the fund may not be able to maintain a stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

·                  Low Short-Term Interest Rates.  As short-term interest rates approach 0%, the fund may maintain substantial cash balances.  The fund typically does not receive any income from uninvested cash.  In addition, if the fund generates insufficient income to pay its expenses, it may not pay a daily dividend.

PERFORMANCE

The following bar chart shows how the fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the fund over the past 1-, 5- and 10-year periods, and over the life of the fund, and compares the fund’s performance to the performance of a broad-based securities market index.  The bar chart and the table provide some indication of the risks of investing in the fund.  Index returns do not reflect deductions for fees, taxes or expenses associated with investment in a fund.  A fund’s past performance (both before and after taxes) is not necessarily an indication of how the fund will perform in the

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future.  Current performance information for the fund is available toll free by calling (800) 647-7327 or by visiting our website at www.ssgafunds.com.

[BAR CHART]

Highest Quarterly Results (1999-2008)	Lowest Quarterly Results (1999-2008)	Total Return for 3 months ended , 20

[TABLE]

For the 7-day period ended [DATE], the fund’s yield was       % and its effective yield was       %.  To obtain the fund’s current 7-day yield, please call (800) 997-7327.

INVESTMENT ADVISER

SSgA Funds Management, Inc. serves as the investment adviser to the fund.

PURCHASE AND SALE OF FUND SHARES

Purchase Minimums

To establish an account	$10,000,000
To add to an existing account	No minimum

Written Requests and Wire Transfers.  You may purchase or redeem fund shares by written request or wire transfer.

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
SSgA Funds P.O. Box 8317	SSgA Funds 30 Dan Road

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Boston, Massachusetts 02266-8317	Canton, Massachusetts 02021

For wire transfer instructions, please call (800) 647-7327 between 8 a.m. and 3 p.m. Eastern time.  Redemptions by telephone are permitted only if you previously have been authorized for these transactions.

Through Brokers, Banks and Financial Intermediaries.  If you wish to purchase, exchange or redeem fund shares through a broker, bank or other financial intermediary, please contact that broker, bank or financial intermediary directly.

TAX INFORMATION

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and distributions of net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

PAYMENTS TO BROKER AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker, bank or other financial intermediary, the fund and its affiliates may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker, bank or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary’s Website for more information.

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FUND OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

SSgA U.S. Treasury Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the U.S. Government and repurchase agreements backed by such securities.  There is no guarantee that the fund will achieve its objective.

Investment Strategies and Risks

Principal Investment Strategies

SSgA U.S. Treasury Money Market Fund follows a disciplined investment process in which the fund’s adviser bases its decisions on the relative attractiveness of different money market instruments.  The attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market.  Among other things, the fund’s investment manager typically conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team.  In addition, the fund follows regulatory requirements applicable to money market funds.  Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers.  All securities held by the fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.  The fund’s weighted average maturity may not exceed 90 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in:

·                  U.S. Treasury bills, notes and bonds;

·                  Other obligations issued or guaranteed as to principal and interest by the U.S. Treasury; and

·                  Repurchase agreements collateralized with obligations issued or guaranteed as to principal and interest by the U.S. Treasury.

The fund also may invest in securities of other money market funds, including funds advised by the fund’s investment adviser.  The Fund typically will be 100% invested in U.S. Treasury securities, but in no event less than 80%, and will invest no more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

Principal Risks

Generally.  The fund invests exclusively in money market instruments.  As a result, the principal risks of investing in the fund are those described in “Risks Common to the SSgA Money Market Funds” below.

In addition, the fund is subject to the following risks:

Risk Associated with Maintaining a Stable Share Price.  The ability of the fund to maintain a stable share price of $1.00 largely depends on the aggregate market value of the fund’s securities being substantially similar to the aggregate of the acquisition prices of those securities to the fund.  To the extent that that aggregate market value materially varies from the aggregate of those acquisition prices, the fund may not be able to maintain a

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stable share price of $1.00.  This risk typically is higher during periods of rapidly changing interest rates or issuer credit quality generally is falling, and is made worse when the fund experiences significant redemption requests.

Low Short-Term Interest Rates.  As short-term interest rates approach 0%, the fund may maintain substantial cash balances.  The fund typically does not receive any income from uninvested cash.  In addition, if instruments held by the fund pay interest at very low rates, the fund may generate insufficient income to pay its expenses.  At such times, the fund may pay some or all of its expenses from fund assets, and generally the fund would not pay a daily dividend.

Risks Common to the SSgA Money Market Funds

The following are risks that are common to most bond funds, including the fund:

Interest Rate Risk.  During periods of rising interest rates, a fund’s yield generally is lower than prevailing market rates, causing the value of the fund to fall.  In periods of falling interest rates, a fund’s yield generally is higher than prevailing market rates, causing the value of the fund to rise.  Typically, the more distant the expected cash flow that the fund is to receive from a security, the more sensitive the market price of the security is to movements in interest rates.  If a fund owns securities that have variable or floating interest rates, as interest rates fall, the income the fund receives from those securities also will fall.

Credit Risk.  Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a fund may default on its obligation to pay scheduled interest and repay principal.  It includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower rated issuers have higher credit risks. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the fund, may default on its payment or repurchase obligation, as the case may be. Credit risk generally is inversely related to credit quality.

Liquidity Risk.  Adverse market or economic conditions or investor perceptions may result in little or no trading activity in one or more particular securities, thus, making it difficult for a fund holding the securities to determine their values.  A fund holding those securities may have to value them at prices that reflect unrealized losses, or if it elects to sell them, it may have to accept lower prices than the prices at which it is then valuing them.  The fund also may not be able to sell the securities at any price.

The risks described above reflect that the value of the securities in which the fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.  In addition, recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the funds themselves are regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and

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performance of the funds’ portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund. The fund has established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. The fund’s investment adviser will monitor developments and seek to manage the fund in a manner consistent with achieving the fund’s investment objective, but there can be no assurance that it will be successful in doing so.

PORTFOLIO HOLDINGS

Information about each fund’s 10 largest holdings generally is posted on the SSgA Funds’ website, www.ssgafunds.com, within 30 days following the end of each month.  Additional information is included in the SSgA Fund’s periodic filings with the Securities and Exchange Commission.  Those reports are available free of charge on the Securities and Exchange Commission’s EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.  A description of the SSgA Funds’ policies with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information and on the SSgA Funds’ website at www.ssgafunds.com.

FUND MANAGEMENT

INVESTMENT ADVISER

SSgA Funds’ Investment Adviser.  SSgA Funds Management, Inc. (“SSgA FM”), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment adviser to each fund and as such, directs the management of each fund’s investment portfolio as well as its business affairs.  As of November 30, 2009, SSgA FM had assets under management of over $       billion.  SSgA FM is a subsidiary of State Street Corporation (“State Street Corp.”), and together with other subsidiaries, comprise State Street Global Advisors (“SSgA”), the investment management arm of State Street Corp.

SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East, and as of November 30, 2009, has over $       trillion under management.

State Street Bank and Trust Company, also a subsidiary of State Street Corp., is a 200-year old pioneer and leader in the world of financial services, and one of the largest providers of securities processing and record keeping services for U.S. mutual funds and pension funds.

Certain Legal Proceedings.

[To be updated by amendment.]

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INVESTMENT MANAGEMENT FEES

The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year appears in the “Annual Fund Operating Expenses” table included in the “Fees and Expenses of the Fund” section for that fund.

A discussion of the basis for the Board of Trustees of the SSgA Funds approval of the investment advisory agreement is contained in the SSgA Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2009.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price of each SSgA Fund share is based on the net asset value (“NAV”) of the fund and the method or methods used to value fund assets as described in the following table.  Share prices are determined each day that the New York Stock Exchange is open for regular trading at times also described in the following table.

Fund	Valuation Method(s) Used	Time Fund’s Share Price Determined (Eastern time)
SSgA US Treasury Money Market Fund*	Amortized cost	3 p.m.

PURCHASE OF FUND SHARES

The SSgA Funds and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment.  If you do not provide this information, you may not be able to open an account with the SSgA

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Funds.  If the SSgA Funds believe that it has uncovered criminal activity, the SSgA Funds and their service providers may close your account and take any action they deem reasonable or required by law.  The SSgA Funds reserve the right to reject any purchase order.

Minimum Investments.  The fund requires minimum amounts of initial and additional investments.  Please see the “Fund Summaries” and the section “Purchase and Sale of Fund Shares” for the relevant minimum amount of you initial or additional investment.  Holdings of related customer accounts may be aggregated for purposes of determining the minimum investment amount. “Related customer accounts” include accounts held by the same investment or retirement plan, financial institution, broker, dealer or intermediary. The funds reserve the right to increase or decrease the minimum amount required to open or maintain an account.

Order and Payment Procedures. There are several ways to invest in the SSgA Funds. The SSgA Funds require a purchase order in good form, which consists of a completed and signed application for each new account, unless the account is opened through a third party which has a signed agreement with the fund’s distributor or the SSgA Funds and does not require a completed application to be submitted to the SSgA Funds.  For additional information, including the IRA package, additional applications or other forms, call the Customer Service Department at (800) 647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317. You may also access this information online at www.ssgafunds.com.

Large Transactions in the fund. To assist SSgA FM in managing the fund, shareholders are strongly urged to initiate all trades (investments, exchanges or redemptions of shares) as early in the day as possible.  Please notify the fund’s transfer agent at least one day in advance of transactions in excess of $25 million in the fund. The fund reserves the right to reject purchase orders in the absence of adequate notification of a purchase order in excess of the amounts stated above.

Form of Purchase Payments. All purchases made by check or wire should be in U.S. dollars.  All purchases made by check shall be from a U.S. bank.  Third-party checks for initial purchases and checks drawn on credit card accounts for new and initial purchases will not be accepted.

In-Kind Purchase of Securities. The SSgA Funds may, in their sole discretion, permit you to purchase shares of the fund through the exchange of other securities that you own.  The market value of any securities exchanged, plus any cash, must be at least $25 million.  Please contact the Customer Service Department at (800) 647-7327 for more information, including additional restrictions.

Customer Identification. The SSgA Funds recognize the importance of detecting, preventing and mitigating identity theft, which means a fraud committed or attempted using the identifying information of another person without authority. The Funds have adopted a “Red Flags” policy to monitor for and take action with respect to patterns, practices, or specific activities that indicate the possible existence of identity theft, and the Funds conduct their operations in a manner that is consistent with industry practice in that regard. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. When you open an account, we will ask for your name, residential address, date of birth (for individuals), taxpayer or other government identification number and other information that will allow us to identify you. We may also request to review other identifying documents such as driver’s license, passport or documents showing the existence of the business entity. If you do not provide the personal information requested on the account application, we may not be able to open your account. Failure to provide the personal information requested on the account application may also result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies. After your account has been opened, if we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable. The SSgA Funds reserve the right to reject any purchase order. Furthermore, the Transfer Agent implements the Red Flags policy by monitoring for red flags in the opening of Fund accounts and activity with respect to existing accounts.

EXCHANGES AND TRANSFERS

Generally.  Subject to satisfying the minimum investment requirement, investors may have their SSgA Fund shares exchanged for shares of any other SSgA Fund on a business day. There is no charge for this service. To use this option, contact the Customer Service Department at (800) 647-7327.

Telephone Exchanges.  SSgA Fund shares are exchanged on the basis of relative NAV per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent.  See “Redemption and Exchange Requests in Writing.”  Exchanges may be made over the phone if the registrations of the two accounts are identical.

Account Transfers. To effect a change in account registration (for example, to add a new joint owner), a shareholder of an SSgA Fund may request to open a new account in the same SSgA Fund (referred to as a “transfer”). To effect a transfer, the fund’s transfer agent will require a completed and signed new account

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application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the SSgA Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

REDEMPTION OF FUND SHARES

Redemption Proceeds by Wire. Upon request, redemption proceeds of $1,000 or more will be wire transferred to your account at a U.S. bank that is a member of the Federal Reserve System.  You must indicate this option on your application or letter of instruction.  If bank instructions are not indicated on the account, a medallion guaranteed letter of instruction is required to add the bank information to send proceeds via wire. The SSgA Funds do not provide wire transfer service for redemption proceeds of less than $1,000.  The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will normally be sent the next business day, but may take up to seven business days. Although the SSgA Funds do not charge a fee for this service, it reserves the right to charge a fee for the cost of wire-transferred redemptions, and your bank may charge a fee for receiving the wire.  Please check with your bank before requesting this feature.

Redemption Proceeds by Check. Telephone redemption requests for proceeds less than $50,000 may be sent by check and to the address shown on the SSgA Funds registration record, provided that the address has not been changed within 60 days of the redemption request.  All proceeds by check will normally be sent the following business day. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Telephone and Other Electronic Redemptions. Shareholders may normally redeem SSgA Fund shares by telephoning the Customer Service Department at (800) 647-7327 between 8 a.m. and 3 p.m. Eastern time. You must complete the appropriate section of the application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The SSgA Funds and their transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized.  Neither the SSgA Funds, nor their distributor or transfer agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. Please note that if the address of record has been changed within 60 days of the redemption request, the request must be in writing and bear a medallion guarantee.  During periods of significant or unusual economic or market activity, shareholders giving instructions by phone may encounter delays.

Redemption and Exchange Requests in Writing. In certain circumstances, a SSgA Fund shareholder will need to request to sell or exchange shares in writing. Use the addresses for purchases by mail listed under “Purchase of Fund Shares”. In order for a redemption or exchange request to be received by the Transfer Agent in good form, the shareholder may need to include additional items with the request, including a medallion guarantee if NAV of the shares being redeemed is more than $50,000.  (Please check with the institution prior to signing to ensure that they are an acceptable medallion guarantor. A notary public cannot provide a medallion guarantee.)  Please contact the Customer Service Department at (800) 647-7327 for questions and further instructions.

In-Kind Redemptions.  The SSgA Funds may pay any portion of the redemption amount in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the SSgA Fund in lieu of cash.  You will incur brokerage charges and may incur other fees on the sale of these portfolio securities.  In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

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Minimum Account Size.  The minimum account size is $2 million.  The fund or the fund’s distributor reserves the right, each in its discretion, to close any account where the balance in any account has fallen below $2 million. In such cases, the Transfer Agent will give shareholders 60 days’ notice that the account will be closed unless investment is made to increase the balance of an account to the required minimum. Failure to bring the account’s balance to the required minimum may result in the fund closing the account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on the fund’s records.

Suspension of Shareholder Redemptions.  The SSgA Funds reserve the right to suspend the right of shareholder redemption, or postpone the date of payment for more than seven days to the extent permitted by law.

DIVIDENDS AND DISTRIBUTIONS

Each SSgA Fund intends to declare and pay dividends as noted in the following table:

Fund	Dividends Declared	Dividends Paid
SSgA US Treasury Money Market Funds	Daily	Last business day of each month

Capital gains, if any, are usually distributed in October.  Excise dividends and capital gains, if any, generally are distributed in December.

Distribution Options.  You can choose from four different distribution options as indicated on the application:

·                  Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund.  If you do not indicate a choice on the application, this option will be automatically assigned.

·                  Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

·                  Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

·                  Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund.

Dividend Policy Upon Purchase.

Purchase orders in good form received and payments accepted by the fund’s transfer agent prior to the close of the New York Stock Exchange earn the dividend on the date of purchase.

Dividend Payment Policy Upon Redemption. All written requests and redemption proceeds that are sent by check or ACH (versus wire) will receive that day’s dividend.

No dividends will be paid on shares on the date of redemption.

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TAXES

The tax discussion in this Prospectus is only a summary of certain U.S. federal income tax issues generally affecting the fund and its shareholders.  The following assumes any fund shares will be capital assets in the hands of a shareholder.  Circumstances among investors may vary, so you are encouraged to discuss investment in the fund with your tax advisor.

For mutual funds generally, dividends from net investment income (other than qualified dividend income, as described below) and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares.  Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares.  As the fund invests primarily in debt instruments, it expects that distributions will consist primarily of ordinary income.

Under current U.S. federal income tax law (in effect for taxable years beginning on or before December 31, 2010), distributions of earnings from qualifying dividends received by the fund from domestic corporations and qualified foreign corporations will be taxable to non-corporate shareholders at the same rate as long-term capital gains, which is currently 15%, instead of at the ordinary income rate, provided certain requirements are satisfied.  It is currently unclear whether Congress will extend this treatment to taxable years beginning after December 31, 2010.  However, as the fund invests primarily in debt instruments, it does not expect a significant portion of fund distributions to be derived from qualified dividend income.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes.  Dividends and distributions may also be subject to state or local taxes.  Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling or exchanging your fund shares is a taxable event and may result in capital gain or loss.  A capital gain or capital loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds.  Any capital loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares.  Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the fund.  If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.  You are responsible for any tax liabilities generated by your transactions.  The wash sale rules are not applicable with respect to money market fund shares.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed.  You will also be advised of the percentage of the dividends from the fund, if any, that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax.  If you purchase shares of the fund through a financial intermediary, that entity will provide this information to you.

The fund intends to qualify each year as a regulated investment company.  A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders.  However, the fund’s failure to qualify as a regulated investment company would result in fund level taxation and therefore, a reduction in income available for distribution.

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The fund is required to withhold a legally determined portion, currently 28%, of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder’s correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.  This is not an additional tax but can be credited against your tax liability.  Shareholders that invest in the fund through a tax-deferred account, such as a qualified retirement plan, generally will not have to pay tax on dividends until they are distributed from the account.  These accounts are subject to complex tax rules, and you should consult your tax advisor about investing through such an account.

Foreign shareholders invested in the fund should consult with their tax advisors as to if and how the U.S. federal income tax and its withholding requirements applies to them.

No capital gain or loss for a shareholder is anticipated because the fund seeks to maintain a stable share price of $1.00.  With that exception, if you buy shares when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution, which will also reduce the share price of the fund.

Foreign Income Taxes.  Investment income received by the fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.  The U.S. has entered into tax treaties with many foreign countries which would entitle the fund to a reduced rate of such taxes or exemption from taxes on such income.  It is impossible to determine the effective rate of foreign tax for the fund in advance since the amount of the assets to be invested within various countries is not known.

If more than 50% in value of a fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the fund may file an election with the Internal Revenue Service (the “Foreign Election”) that may permit you to take a credit (or a deduction) for foreign income taxes paid by the funds.  In that case the fund may be subject to certain holding period requirements with respect to securities held to take advantage of this credit.  If the Foreign Election is made by the fund, and you choose to use the foreign tax credit, you would include in your gross income both dividends received from the fund and foreign income taxes paid by the fund.  You would be entitled to treat the foreign income taxes withheld as a credit against your U.S. federal income taxes, subject to the limitations set forth in the Internal Revenue Code with respect to the foreign tax credit generally.  Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit.  It is not anticipated that the fund will qualify to make the Foreign Election; however, even if it does, it cannot be certain that it will be eligible to make such an election or that you will be eligible for the foreign tax credit.

DISTRIBUTION ARRANGEMENTS

Distribution Plan.  The SSgA Funds have adopted a distribution plan (commonly known as a “12b-1 Plan”), under which the fund may pay distribution and other fees for the sale and distribution of its shares and for services provided to its shareholders.  Because these fees are paid out of fund assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Payments under the plan to the fund’s distributor by the fund are not permitted to exceed .25% of the fund’s average annual net assets.  Payments to financial intermediaries providing shareholder services to the fund are not permitted by the distribution plan to exceed .20% of average annual net assets.  Any payments that are

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required to be made to the fund’s distributor or a financial intermediary that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the distribution plan is in effect. The fund is offered without imposition of a front-end sales load or contingent deferred sales load.  Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority.

Additional Compensation to Financial Intermediaries.  SSgA FM or the SSgA Funds’ distributor, or one of their affiliates, out of its own resources and without additional cost to the fund or its shareholders, may make additional cash payments, as described below, to financial intermediaries who sell shares of the fund. Such payments and compensation may be in addition to the fees paid by the fund in accordance with the distribution plan.  These additional cash payments generally are made monthly to financial intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary.  Cash compensation also may be paid to financial intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the financial intermediary provides shareholder services to fund shareholders.  Additional cash payments to financial intermediaries will vary.  For more information regarding these arrangements, please see “Distribution and Shareholder Servicing” in the Statement of Additional Information.

From time to time, SSgA FM or the SSgA Funds’ distributor, or one of their affiliates, also may pay non-cash compensation to the sales representatives of financial intermediaries.  Examples of such compensation include the following: ordinary and usual gratuities, tickets and other business entertainment; and/or sponsorship of regional or national events of financial intermediaries.  The cost of all or a portion of such non-cash compensation may be borne indirectly by the fund as expense reimbursement payments to the fund’s distributor under the distribution plan.

Third-Party Transactions. The SSgA Funds have authorized certain financial intermediaries to accept purchase, redemption and exchange orders on the fund’s behalf.  The financial intermediary is responsible for the timely delivery of any order to the fund. Therefore, orders received for the fund by a financial intermediary that has been authorized to accept orders on the fund’s behalf (or other intermediaries designated by the Intermediary) prior to the time the fund’s share price is determined will be deemed accepted by the fund the same day and will be executed at that day’s closing share price.  The fund is not responsible for the failure of a financial intermediary to process a transaction for an investor in a timely manner.

If you are purchasing, selling, exchanging or holding fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the fund’s financial performance for the past 5 years.  Certain information reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).  The financial highlights were audited by Deloitte & Touche LLP, whose reports, along with the fund’s financial statements, are included in the annual reports, which

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are available upon request by calling State Street Global Markets LLC at (800) 647-7327 or on the SSgA Funds’ website at www.ssgafunds.com.

[TO BE UPDATED BY AMENDMENT]

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ADDITIONAL INFORMATION ABOUT THE SSGA FUNDS

For more information about the SSgA Funds, including the fund, the following documents are available without charge:

Annual and Semi-Annual Reports. Additional information about the SSgA Funds’ investments is available in the SSgA Funds’ annual and semi-annual reports to shareholders. In each SSgA Fund’s annual report (other than money market funds), you will find a discussion of the market conditions and investment strategies that significantly affected the SSgA Fund’s performance during its last fiscal year.

Statement of Additional Information: The Statement of Additional Information provides more detailed information about the SSgA Funds including, but not limited to, information about the SSgA Funds’ policies with respect to selective disclosure of each SSgA Fund’s portfolio holdings.

The annual report and the Statement of Additional Information for the fund are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the Statement of Additional Information of the fund, and may request other information or make other inquiries, by contacting:

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

(800) 997-7327

The funds’ Prospectus, Statement of Additional Information and annual and semi-annual reports to shareholders also are available, free of charge, on the SSgA Funds’ website at www.ssgafunds.com.

You can review and copy information about the SSgA Funds (including the Statement of Additional Information) at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Securities and Exchange Commission at (202) 551-8090.  Reports and other information about the SSgA Funds are available on the EDGAR Database on the Securities and Exchange Commission’s Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSgA Funds’ SEC File No. 811-05430

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Filed pursuant to Rule 485(a)

File Nos. 33-19229; 811-5430

SSgA FUNDS

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

1-800-997-7327

www.ssgafunds.com

STATEMENT OF ADDITIONAL INFORMATION

SSGA DISCIPLINED EQUITY FUND

SSGA SMALL CAP FUND

SSGA SMALL CAP FUND — CLASS R

SSGA TUCKERMAN ACTIVE REIT FUND

SSGA IAM SHARES FUND

SSGA ENHANCED SMALL CAP FUND

SSGA DIRECTIONAL CORE EQUITY FUND

SSGA CORE EDGE EQUITY FUND

DECEMBER     , 2009

This Statement of Additional Information (“Statement”) is not a Prospectus but should be read in conjunction with the Funds’ current Prospectus dated December     , 2009.  This Statement describes the SSgA Funds generally and provides additional information about the Funds listed above. To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Funds’ financial statements incorporated herein by reference, please call 1-800-647-7327. You may also obtain the Prospectus or Annual Report through the SSgA Funds’ website at www.ssgafunds.com.  Capitalized terms used in this Statement and not otherwise defined have the meanings assigned to them in the Prospectus.

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HISTORY	3

DESCRIPTION OF INVESTMENTS AND RISKS	3

INVESTMENT STRATEGIES	3
Derivatives, HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES	12
SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS	15
INVESTMENT RESTRICTIONS	17
TEMPORARY DEFENSIVE POSITION	19
PORTFOLIO TURNOVER	19

MANAGEMENT OF THE FUNDS	20

BOARD OF TRUSTEES AND OFFICERS	20
COMPENSATION	25
EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008	26
CONTROLLING AND PRINCIPAL SHAREHOLDERS	27

INVESTMENT ADVISORY AND OTHER SERVICES	28

ADVISOR	28
PORTFOLIO MANAGERS	30
ADMINISTRATOR	31
CUSTODIAN	33
TRANSFER AND DIVIDEND PAYING AGENT	33
DISTRIBUTOR	34
CODE OF ETHICS	35
DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS	35
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37
LEGAL COUNSEL	37

BROKERAGE PRACTICES AND COMMISSIONS	37

PRICING OF FUND SHARES	41

TAXES	42

CALCULATION OF PERFORMANCE DATA	44

ADDITIONAL INFORMATION	45

SHAREHOLDER MEETINGS	45
CAPITALIZATION AND VOTING	45
FEDERAL LAW AFFECTING STATE STREET	46
PROXY VOTING POLICY	46
MASSACHUSETTS BUSINESS TRUST	46

FINANCIAL STATEMENTS	47

DESCRIPTION OF SECURITIES RATINGS	48

PROXY VOTING POLICY	52

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HISTORY

The SSgA Funds is a single legal entity organized on October 3, 1987 as a Massachusetts business trust, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Master Trust Agreement”).

DESCRIPTION OF INVESTMENTS AND RISKS

The SSgA Funds is registered with the Securities and Exchange Commission (the “SEC”) as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The SSgA Funds operates distinct investment portfolios referred to individually as a “Fund” or collectively as the “Funds”. SSgA Funds offers shares of beneficial interest in the Funds as described in the applicable Prospectuses.  Other than the SSgA Tuckerman Active REIT Fund, each of the Funds is diversified as provided by the 1940 Act. Under the 1940 Act, a diversified company is defined as a management company that meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities of any single issuer limited to 5% or less of each of the Fund’s total assets, and to not more than 10% of the outstanding voting securities of such issuer.

INVESTMENT STRATEGIES

(a)           Investment Strategies Common to the Funds:  To the extent consistent with each Fund’s investment objective and restrictions, the Funds covered by this Statement may invest in the following instruments and utilize the following investment techniques (unless otherwise noted):

US Government Obligations.  The types of US Government obligations in which each Fund may at times invest include:  (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following:  (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are:  Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export—Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association).  No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.  Each Fund may purchase US Government obligations on a forward commitment basis.

Since September 2008, Fannie Mae and Freddie Mac (together, the “GSEs”) have been placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”).  The US Treasury, FHFA and the Federal Reserve have taken the steps to support the conservatorship.  No assurance can be given that those initiatives with respect to the debt and mortgage-backed securities issued by the GSEs and acquired by any of the funds will be successful.

SSgA Tuckerman Active REIT Fund does not typically invest in US Government obligations.

Repurchase Agreements.  A Fund enters into repurchase agreements with banks and other financial institutions, such as broker-dealers.  Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund’s cost plus interest within a specified time.  In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral.  Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the original purchase price plus interest within a specified time. The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by the Custodian or another Board-approved custodian bank until repurchased.  Repurchase agreements assist the Fund in being invested fully while retaining “overnight” flexibility in pursuit of investments of a longer-term nature.  Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser continually monitors and considers satisfactory.  If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement.

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In addition, in the event of a bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders.

SSgA Tuckerman Active REIT Fund does not invest in repurchase agreements.

Reverse Repurchase Agreements.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes.  A Fund may enter into reverse repurchase agreements with respect to portfolio securities in accordance with its investment restrictions. Under a reverse repurchase agreement, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date by repaying the cash with interest.  The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions.  Cash or liquid high quality debt obligations from a Fund’s portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Custodian on the Fund’s records while a reverse repurchase agreement is in effect.  Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.  Reverse repurchase agreements may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage the Fund.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement.  In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

SSgA Tuckerman Active REIT Fund does not invest in reverse repurchase agreements.

Forward Commitments.  A forward commitment is a contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests.  A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale.  When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

The following funds do not invest in forward commitments: SSgA IAM Shares Fund or SSgA Directional Core Equity Fund.

When-Issued Transactions.  New issues of securities are often offered on a when-issued basis.  This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them.  The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

A Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy.  Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund’s records.  For the purpose of determining the adequacy of these securities the segregated securities will be valued at market.  If the market value of such securities declines, additional cash or securities will be segregated on the Fund’s records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.  No Fund will invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public’s perception of changes in the level of interest rates.  Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise.  Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in a Fund’s net asset value.

When payment for when-issued securities is due, a Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation).  The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

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The following Funds will not invest in when-issued transactions:  SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund.

Illiquid Securities. A Fund may not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable.  These securities include repurchase agreements that have a maturity of longer than seven days, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and guaranteed investment contracts; participation interests; floating and variable rate demand obligations; and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days or for which there is no secondary market.  Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Trustees. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Section 4(2) Commercial Paper.  The Funds may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“Section 4(2) paper”).  Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution.  Any resale by the purchaser must be in an exempt transaction.  Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity.  Pursuant to guidelines established by the Board of Trustees, the Adviser may determine that Section 4(2) paper is liquid for the purposes of complying with a Fund’s investment restriction relating to investments in illiquid securities.

The following Fund does not invest in Section 4(2) paper:  SSgA Enhanced Small Cap Fund.

Warrants.  Warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company.  Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.  No Fund will invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

The following Funds do not invest in warrants: SSgA Enhanced Small Cap Fund and SSgA Tuckerman Active REIT Fund.

American Depository Receipts (ADRs).  ADRs may be purchased by a Fund under certain circumstances as an alternative to directly investing in foreign securities.  Generally, ADRs, in registered form, are designed for use in the US securities markets.  ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in a foreign issuer’s stock, a Fund can minimize currency risks during the settlement period for either purchases or sales.  In general, there is a large liquid market in the US for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject.

The following Funds do not invest in ADRs: SSgA Enhanced Small Cap Fund and SSgA Tuckerman Active REIT Fund.

Equity Swaps.  Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset.  In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset.  Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Adviser deems creditworthy.  The Adviser will allow the Funds to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the SSgA Funds’ repurchase agreement guidelines.  Swap agreements bear the risk that a Fund will not be able to meet its obligation to the counterparty.  This risk will be mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay.

The following Fund does not invest in equity swaps: SSgA Enhanced Small Cap Fund.

Total Rate of Return Swaps.  The Funds may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if they had invested directly in an instrument that yielded that desired return.  The Adviser will cause the Funds to enter into swap agreements

5

only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the SSgA Funds’ repurchase agreement guidelines.

The following Funds do not invest in total rate of return swaps: SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund.

Interfund Lending.  In accordance with an SEC Order, the Funds may participate in a joint lending and borrowing facility (the “Credit Facility”).  The Funds may borrow money from SSgA Money Market Fund for temporary purposes.  All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations.  SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves.  The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans.  Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days.  Loans may be called on one business day’s notice.  A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.  Any delay in repayment to SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

Purchase of Other Investment Company Funds.  A Fund may seek to achieve its investment objective by investing in the shares of certain other investment companies, or exchange traded funds registered as investment companies, that have substantially similar investment objectives and policies.  Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a Fund may invest in another investment company may be limited. With respect to investments in other mutual funds, pursuant to an SEC Order, the amount of securities of underlying mutual funds that a Fund may hold may exceed the limitations in the 1940 Act, provided that certain conditions are met. The conditions are intended to address certain abuses perceived to be associated with a “fund-of-funds,” including unnecessary costs (such as sales loads, advisory fees that may be borne by a Fund and administrative costs), and undue influence by a fund-of-funds over the underlying fund. The conditions apply only when a Fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Convertible Securities.  The Funds may hold convertible securities of foreign or domestic issuers if delivered to the Funds in connection with debt securities held by the Funds.  A convertible security is a fixed-income security which may be converted into the issuer’s common or preferred stock at a stated price within a specified period of time.  Convertible securities are senior to common stocks in a corporation’s capital structure but are usually subordinated to similar nonconvertible securities.  Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security’s underlying common stock.  The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

The following Funds do not invest in convertible securities: SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund.

IPO Holding Risk. IPO holding is the practice of participating in an initial public offering (IPO) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may not be any IPOs in which a Fund can participate. Even when the Fund requests to participate in an IPO, there is no guarantee that a Fund will receive an allotment of shares in an IPO sufficient to satisfy a Fund’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO Trading Risk. IPO trading is the practice of participating in an initial public offering (IPO) with the intent of immediately selling the security in the secondary-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase the Fund’s portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of “hot” IPOs. In addition, this practice may result in losses if a Fund purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

The following Funds do not generally participate in IPOs with the intent of immediately selling the acquired security in the secondary market: SSgA Disciplined Equity,SSgA IAM Shares Fund, SSgA Enhanced Small Cap Fund, and SSgA Tuckerman Active REIT Fund.

(b)           Investment Strategies Specific to some, but not all, Funds:  A Fund may invest in the following instruments and utilize the following investment techniques:

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SSgA Small Cap Fund and SSgA IAM Shares Fund only:

Variable Amount Master Demand Notes.  Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated.  These instruments are issued pursuant to written agreements between their issuers and holders.  The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations.  Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.  There is no active secondary market with respect to a particular variable rate instrument.

SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund only:

Short Sales. The Fund may engage in short sales, including short sales against the box.  Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security.  A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain securities equivalent in kind and amounts.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan.  To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.  There will also be other costs associated with short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund will realize a gain if the security declines in price between those dates.  This result is the opposite of what one would expect from a cash purchase of a long position in a security.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale, and will be also decreased by any transaction or other costs.

Until the Fund replaces a borrowed security in connection with a short sale, the Fund will (a) segregate cash or liquid assets at such a level that the segregated assets plus any amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with applicable law.

There is no guarantee that the Fund will be able to closeout a short position at any particular time or at an acceptable price.  During the time that a Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender.  If that occurs, the Fund may be “bought in” at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price.

In addition to the short sales discussed above, the Fund may make short sales “against the box,” a transaction in which the Fund enters into a short sale of a security that the Fund owns or has the right to obtain at no additional cost.  The Fund does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs.  If a Fund effects a short sale of securities against the box at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale.  However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied.

Forward Currency Transactions. The Fund’s participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to “lock in” the US dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Fund’s assets, but will be employed as necessary to correspond to particular transactions or positions. The Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Fund engages in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When the Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When the Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund “covers” a forward currency position generally by entering into an offsetting position. The transaction costs to the Fund of engaging in forward currency transactions vary

7

with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and the Fund may incur losses in connection with its currency transactions that it would not otherwise incur.  If a price movement in a particular currency is generally anticipated, the Fund may not be able to contract to sell or purchase that currency at an advantageous price. At or before the maturity of a forward sale contract, the Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

Preferred Stocks.  Preferred stock, unlike common stock, generally confers a stated dividend rate payable from the corporation’s earnings.  Such preferred stock dividends may be cumulative or noncumulative, fixed, participating, auction rate or other.  If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline either absolutely or relative to alternative investments.  Preferred stock may have mandatory sinking fund provisions, as well as provisions that allow the issuer to redeem or call the stock.  The right to payment of preferred stock is generally subordinate to rights associated with a corporation’s debt securities.

Eurodollar Certificates of Deposit (ECDs),  Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs).  ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks.  ETDs are US dollar denominated deposits in foreign banks or foreign branches of US banks.  YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

Foreign Currency Risk. A Fund that invests in foreign securities or securities denominated in foreign currencies may be adversely affected by changes in currency exchange rates, exchange control regulations, foreign country indebtedness and indigenous economic and political developments. A Fund attempts to buy and sell foreign currencies on favorable terms, but will incur the cost of any price spread on currency exchanges when a Fund changes investments from one country to another or when proceeds from the sale of shares in US dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to a Fund’s investments in securities of issuers of that country. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund’s securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging markets countries have experienced substantial and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Foreign Securities.  The Fund is permitted to invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). The Fund will normally invest in foreign securities only if: (i) such securities are US dollar-denominated; or (ii) if such securities are not US dollar-denominated, the Fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security.  If the Fund’s securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Fund’s Board of Trustees or its delegate under applicable rules adopted by the SEC. In buying foreign securities, the Fund may convert US dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

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The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the Fund intends to construe geographic terms such as “foreign,” “non-US” “European, “ “Latin American,” and “Asian,” in the manner that affords to the Fund the greatest flexibility in seeking to achieve its investment objective(s). Specifically, in circumstances where the investment objective and/or strategy is to invest at least some percentage of the Fund’s assets in foreign securities, etc., the Fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:

(i)    the issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

(ii)   the securities are traded principally in the country or region suggested by the Relevant Language; or

(iii)  the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the Fund intends to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of the Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, the Fund intends to categorize securities as “foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii) and (iii).

Foreign securities also include securities of foreign issuers represented by American Depositary Receipts (ADRs).  ADRs are issued by a US depository institution, but they represent a specified quantity of shares of a non-US stock company. ADRs trade on US securities exchanges but are treated as “foreign securities” for purposes of the limitations on the Fund’s investments in foreign securities because they are subject to many of the same risks as foreign securities as described below.

In addition to ADRs, the Fund may invest in sponsored or unsponsored Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs) to the extent they become available. GDRs and EDRs are typically issued by foreign depositaries and evidence ownership interests in a security or pool of securities issued by either a foreign or a US corporation. Holders of unsponsored GDRs and EDRs generally bear all the costs associated with establishing them. The depositary of an unsponsored GDR or EDR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the GDR or EDR holders any voting rights with respect to the securities or pools of securities represented by the GDR or EDR. GDRs and EDRs also may not be denominated in the same currency as the underlying securities.  Registered GDRs and EDRs are generally designed for use in US securities markets, while bearer form GDRs and EDRs are generally designed for non-US securities markets. The Fund will treat the underlying securities of a GDR or EDR as the investment for purposes of its investment policies and restrictions.

Investments in foreign securities involve special risks and considerations.  As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures.  Delays in settlement could result in temporary periods when assets of the Fund are uninvested.  The inability of the Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities.  They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries.  Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the US dollar.  Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities.  Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.  Certain markets may require payment for securities before delivery.  The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas.  Such developments include dramatic political changes in government and economic policies in several Eastern European countries and the republics composing the former Soviet Union, as well as the unification of the European Economic Community.  The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain.  Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in

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developed countries.  Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

Foreign Currency.  The Funds have authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies.  This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract.  A Fund’s dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.  A Fund is not obligated to hedge its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Advisor.  Forward commitments generally provide a cost-effective way of defending against losses due to foreign currency depreciation in which the securities are denominated.

In addition to the forward exchange contracts, the Funds may also purchase or sell listed or OTC foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates.  The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing.  Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks.  Put and call options on currency may also be used to hedge against fluctuation in currency rates when forward contracts and/or futures are deemed to be not cost effective.  Options will not be used to provide leverage in any way.

Certain differences exist among these hedging instruments.  For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date.  A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date.  Futures contracts and options on futures contracts are traded on boards of trade or futures exchanges.  The Funds will not speculate in foreign security or currency options or futures or related options.

No Fund may hedge its position with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such transactions) of the securities held in its portfolio denominated or quoted in that particular foreign currency.  No Fund will enter into a position hedging commitment if, as a result thereof, it would have more than 20% of the value of its assets committed to such contracts.  The Fund will not enter into a forward contract with a term of more than 36 months.

Forward Currency Transactions. The Fund’s participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to “lock in” the US dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Fund’s assets, but will be employed as necessary to correspond to particular transactions or positions. The Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Fund engages in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When the Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When the Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund “covers” a forward currency position generally by entering into an offsetting position. The transaction costs to the Fund of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and the Fund may incur losses in connection with its currency transactions that it would not otherwise incur.  If a price movement in a particular currency is generally anticipated, the Fund may not be able to contract to sell or purchase that currency at an advantageous price. At or before the maturity of a forward sale contract, the Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If

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the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

Commercial Paper.  Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less.  It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.  Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank.  Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.  The Fund will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody’s Investors Service, Inc., A-1 by Standard & Poor’s Rating Group or F-1 by Fitch’s Investor Service.

SSgA Enhanced Small Cap Fund only:

Exchange Traded Funds.  An exchange-traded fund, or ETF, is a type of investment company whose investment objective is to achieve the same return as a particular market index. An ETF is similar to an index fund in that it will primarily invest in the securities of companies that are included in a selected market index. An ETF will invest in either all of the securities or a representative sample of the securities included in the index.

Although ETFs are legally classified as open-end companies or Unit Investment Trusts (UITs), they differ from traditional open-end companies and UITs in the following respects:

·                  ETFs do not sell individual shares directly to investors and only issue their shares in large blocks (blocks of 50,000 shares, for example) that are known as “Creation Units.”

·                  Investors generally do not purchase Creation Units with cash. Instead, they buy Creation Units with a basket of securities that generally mirrors the ETF’s portfolio. Those who purchase Creation Units are frequently institutions.

·                  After purchasing a Creation Unit, an investor often splits it up and sells the individual shares on a secondary market. This permits other investors to purchase individual shares (instead of Creation Units).

Investors who want to sell their ETF shares have two options: (1) they can sell individual shares to other investors on the secondary market, or (2) they can sell the Creation Units back to the ETF. In addition, ETFs generally redeem Creation Units by giving investors the securities that comprise the portfolio instead of cash. Because of the limited redeemability of ETF shares, ETFs are not considered to be—and may not call themselves—mutual funds. ETFs are subject to the risk that the value of the securities in which the ETF invests may go up or down in response to the prospects of the underlying securities and/or general economic conditions.  Price changes may be temporary or may last for extended periods.

SSgA Small Cap Fund only:

Debt Securities.  A Fund may also invest in debt securities with broad credit ratings that may or may not be investment grade.  Debt will typically represent less than 5% of a Fund’s assets.  Debt securities are subject to market and credit risk.  Lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest.  Such securities are sometimes referred to as “junk bonds.”  Please see “Description of Securities Ratings.”

SSgA Tuckerman Active REIT Fund only:

Asset-Backed Securities.  Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities.  The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value.

The value of asset-backed securities is affected by changes in the market’s perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement.  The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor.  The underlying instruments are subject to

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prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities.  Use of asset-backed securities will represent less than 5% of the Fund’s total assets by issuer.

(c)                                  Description of Benchmark Indices. The following are descriptions of indices against which certain Funds measure their performance, or from which a Fund chooses securities for investment.

SSgA Disciplined Equity Fund and SSgA IAM Shares Fund each measure their performance against the S&P 500 Index:  The S&P 500 Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation (“Standard & Poor’s”) to best capture the price performance of a large cross-section of the US publicly traded stock market.  The Index is structured to approximate the general distribution of industries in the US economy.  The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s a sponsor or in any way affiliated with the Fund.  The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 75% of the market value of all US common stocks.  Each stock in the S&P 500 Index is weighted by its float-adjusted market capitalization.  That is, each security is weighted by its float-adjusted market value (i.e., the number of shares that are available to the public—excluding those that are closely held by insiders, other index constituents, government entities, or those shares that have investment restrictions—multiplied by the stock’s current price). Component stocks included in the S&P 500 Index are chosen with the aim of achieving a distribution at the index level representative of the various components of the US gross national product and therefore do not represent the 500 largest companies.  Aggregate market value and trading activity are also considered in the selection process.  A limited percentage of the Index may include foreign securities.

SSgA Tuckerman Active REIT Fund measures its performance against the Dow Jones U.S. Select REIT® Index.  That index is a market capitalization weighted index of publicly traded Real Estate Investment Trusts (“REITs”).  The index is comprised of companies whose charter is the equity ownership and operation of commercial real estate.  The index is rebalanced quarterly and returns are calculated on a buy and hold basis.  The Index has been constructed to avoid survivor bias.  Survivorship bias refers to a condition that can cloud historical performance results; it is caused by including the present universe of companies to calculate historical returns rather than the relevant universe of companies available historically.  For example, if one calculates a 10 year return for the REITs existing today, this historical return has a survivorship bias because it is based on surviving companies (those that exist today), not the companies that existed ten years ago.  To prevent survivorship bias in this scenario, for each year from 1993 forward the existing REITS from each time period would be the basis for the returns each year and the returns would be linked for a more representative, less biased historical return.

SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund measure their performance against the Russell 1000â Index.  The Russell 1000 Index offers investors access to the extensive large-cap segment of the US equity universe representing approximately 90% of the total market capitalization of the Russell 3000 Index. The Russell 1000 includes the largest 1,000 securities in the Russell 3000® Index. As of August 31, 2009, the average market capitalization was approximately $     billion, and the median market capitalization was approximately $    billion.  The smallest company in the index had an approximate market capitalization of $     million.

SSgA Small Cap Fund and SSgA Enhanced Small Cap Fund measure their performance against the Russell 2000â Index.  The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.  As of August 31, 2009, the average market capitalization was approximately $           billion; the median market capitalization was approximately $       million.  The largest company in the index had an approximate market capitalization of $       billion, and the smallest was $     million.

DERIVATIVES, HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Funds described in this Statement may use derivative instruments, among other things, to hedge against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, and options on futures.  The Funds have authority to write (sell) covered call and put options on portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures and may enter into such options and futures transactions either on exchanges or in the over-the-counter (OTC) markets.  Although certain risks are involved in options and futures transactions, the Adviser believes that, because a Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of a Fund will not subject it to the risks frequently associated with the speculative use of options and futures transactions.  The Funds may also choose to use futures to generate exposure to securities or markets more efficiently than through direct investment in a security or group of securities.  Although the use of hedging strategies by a Fund is intended to reduce the volatility of the net asset value of

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the Fund’s shares, the net asset value will nevertheless fluctuate.  There can be no assurance that the use of derivative or hedging transactions will be effective.

Writing Covered Call Options.  The Funds are authorized to write (sell) covered call options on the securities in which they may invest and to enter into closing purchase transactions with respect to such options.  Writing a call option obligates a Fund to sell or deliver the option’s underlying security, in return for the strike price, upon exercise of the option.  By writing a call option, the Fund receives an option premium from the purchaser of the call option.  Writing covered call options is generally a profitable strategy if prices remain the same or fall.  Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline.  By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.  In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options.  The Funds are authorized to write (sell) covered put options on their portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it.  The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price.  If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Funds may write put options as an alternative to purchasing actual securities.  If security prices rise, a Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the Fund would expect to suffer a loss.  This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options.  The Funds are authorized to purchase put options to hedge against a decline in the market value of their portfolio securities.  By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Funds’ risk of loss through a decline in the market value of the security until the put option expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs.  Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.  A closing sale transaction cancels out the Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased.  The Funds will not purchase put options on securities (including stock index options) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by a Fund would exceed 5% of the market value of its total assets.

Purchasing Call Options.  The Funds are also authorized to purchase call options.  The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price (call options on futures contracts are settled by purchasing the underlying futures contract).  A Fund will purchase call options only in connection with “closing purchase transactions.” The Funds will not purchase call options on securities (including stock index options) if as a result of such purchase the aggregate cost of all outstanding options on securities held by a Fund would exceed 5% of the market value of its total assets.

Interest Rate and Financial Futures and Options.  The Funds may invest in interest rate futures contracts, futures contracts, and options thereon that are traded on a US exchange or board of trade, as specified in the Prospectuses. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument (such as GNMA certificates or Treasury bonds) or the cash value of an index at a specified price at a future date. A futures contract on an index is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of

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these securities is made. A public market exists in futures contracts covering interest rates, several indexes and a number of financial instruments.

The Funds may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a US exchange, board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is “covered” or if the Fund at all times maintains with the Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is “covered.”

Restrictions on the Use of Futures Transactions.  The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received.  Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker.  This amount is known as “initial margin” and represents a “good faith” deposit assuring the performance of both the purchaser and seller under the futures contract.  Subsequent payments to and from the broker, called “variation margin,” are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as “marking to market.”  At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract.  A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain.  In addition, a nominal commission is paid on each completed sale transaction.

Restrictions on OTC Options.  The SSgA Funds described in this Statement may engage in OTC options (including OTC foreign security and currency options and options on foreign security and currency futures if permitted by its investment mandate), only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.  The Fund will acquire only those OTC options for which the Adviser believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities.  Therefore, the Funds have adopted an operating policy pursuant to which they will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of:  (1) the market value of outstanding OTC options held by a Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by a Fund; (3) margin deposits on a Fund’s existing OTC options on futures contracts; and (4) the market value of all other assets of a Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of its net assets, taken at market value.  However, if an OTC option is sold by a Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and a Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (current market value of the underlying security minus the option’s strike price).  The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is “in-the-money.”

Asset Coverage for Futures and Options Positions.  The Funds described in this Statement will not use leverage in their options and futures strategies.  Such investments will be made for hedging purposes only.  A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies.  A Fund will not enter into an option or futures position that exposes it to an obligation to another party unless it owns either:  (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.  The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with

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its custodian bank in the amount prescribed.  The Funds’ Custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account.  Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities.  As a result, there is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures and Forward Transactions.  The use of options and futures instruments involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities which are the subject of the hedge.  If the price of the options or futures moves more or less than the price of hedged securities, a Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge.  The successful use of options and futures also depends on the Adviser’s ability to correctly predict price movements in the market involved in a particular options or futures transaction.  To compensate for imperfect correlations, a Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts.  Conversely, a Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts.  The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches.  Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise.  In general, options whose strike prices are close to their underlying instruments’ current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Funds described in this Statement may contract to purchase securities for a fixed price at a future date beyond customary settlement time.  When effecting such transactions, cash or marketable securities held by a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated by the Custodian on the Funds’ records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause a Fund to miss an advantageous price or yield.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

The Funds intend to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Adviser believes the Fund can receive on each business day at least two independent bids or offers.  However, there can be no assurance that a liquid secondary market will exist at any specific time.  Thus, it may not be possible to close an options or futures position.  The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.  There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom a Fund has an open position in an option, a futures contract or related option. To the extent that the Fund uses futures, options or forward instruments to gain direct exposure to a security or market, the use of such instruments could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses.

The exchanges on which options on portfolio securities are traded have generally established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers).  “Trading limits” are imposed on the maximum number of contracts which any person may trade on a particular trading day.

Certain Regulatory Aspects of Use of Futures and Options on Futures. The Funds are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS

The SSgA Funds maintain portfolio holdings disclosure policies (“Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Disclosure Policies have been approved by the Board of Trustees. Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds’ fiscal quarter on their website at www.ssgafunds.com.  Quarterly reports will remain on the site until the next quarter’s quarterly reports are posted.

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The Disclosure Policies provide that no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party or shareholder, both individual and institutional, except as provided in the Disclosure Policies. The Disclosure Policies require that any non-public disclosure of the Funds’ portfolio holdings to any party, including any shareholder, may only be made if limited exceptions contained in the Disclosure Policies are satisfied. These exceptions are noted below:

a)              The Disclosure Policies permit disclosure of non-public Funds portfolio holdings to any party if that party has signed a written confidentiality agreement that is in form and substance acceptable to, and approved by, the Funds’ officers.  Fund officers may determine what parties to provide such information to, but will report such disclosures, including the form of the confidentiality agreement, at regular Board of Trustees meetings.   No compensation or other consideration is paid as a part of any such arrangement.

b)             The Disclosure Polices permit the disclosure of any and all portfolio information to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Adviser, Sub-Advisor, the Trustees, the directors of the Adviser, the Funds’ Custodian, Distributor, Transfer Agent, Administrator, Independent Accountants, Funds counsel, and each of their respective affiliates and advisors, so long as the disclosure is subject to duties of confidentiality imposed by law and/or contract as determined by the Funds’ officers.   The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

c)              The Disclosure Policies permit disclosure to numerous mutual Fund evaluation services (such as Morningstar and Lipper) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes.  These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.  In order to facilitate the review of the Funds by these services and departments, the Disclosure Policies provide that the Funds may distribute (or authorize the Administrator, Advisor, Sub-Advisor and the Funds’ Custodian or Fund accountants to distribute) periodic portfolio holdings to such services and departments.  If the disclosure of portfolio holding information to any service or department is prior to the public disclosure of this information, the Disclosure Policies require that the service or department enter into a written obligation of confidentiality, approved by a Fund officer.  No compensation or other consideration is paid as a part of any such arrangement.

d)             The Disclosure Policies permit the Adviser’s trading desk to periodically distribute lists of investments held by its clients (including the Funds) for general analytical research purposes.  The Disclosure Policies allow this type of disclosure provided that those lists do not identify individual clients or individual client position sizes and that for equity securities, those lists do not show aggregate client position sizes. The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

e)              The Disclosure Policies permit the disclosure of portfolio holdings information as may be required by applicable law.

The Disclosure Policies permit portfolio managers and other senior officers or spokespersons of the Administrator, Advisor, Sub-Advisor or the Funds to disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the Disclosure Policies.  For example, a portfolio manager discussing a Fund may indicate that he owns XYZ company for the Fund only if the Fund’s ownership of such company has previously been publicly disclosed.

In determining whether non-public holdings information should be provided to any party in compliance with the Disclosure Policies, Fund officers will consider, among other things, the requesting parties need for such information and whether providing such information is in the best interests of shareholders.  In the event of a conflict, a Fund officer will present information to the Board for their consideration.

The Funds’ Board of Trustees, the Administrator, the Adviser or the Sub-Advisor may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.  The Disclosure Policies will be reviewed and tested by the Funds’ Chief Compliance Officer.

The Disclosure Policies may not be waived, or exceptions made, without the consent of a Fund officer.  All waivers and exceptions of the Disclosure Policies involving the Funds must be disclosed to the Board of Trustees of the Funds no later than its next regularly scheduled quarterly meeting.

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The Disclosure Policies are intended to ensure compliance by the Funds’ Administrator, Advisor, Sub-Advisor and the Funds with applicable regulations of the federal securities laws, including the 1940 Act and the Investment Advisers Act of 1940, as amended.  It is the policy of the Administrator, Advisor and Sub-Advisor to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Funds.

INVESTMENT RESTRICTIONS

Each Fund is subject to certain investment restrictions, which are considered either fundamental or nonfundamental.  A nonfundamental restriction may be changed by a vote of the Board of Trustees without shareholder approval.  A fundamental restriction may only be changed by a vote of a “majority of the outstanding voting securities” of the Fund.  A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is made.

SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA IAM Shares Fund, and SSgA Tuckerman Active REIT Fund only:

The following are fundamental restrictions with respect to the Funds named above (except as specifically noted).

1.               A Fund will not invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities and, with respect to SSgA Tuckerman Active REIT Fund only, securities of companies directly or indirectly engaged in the real estate industry).  Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

2.               A Fund will not borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund’s assets taken at market value, less liabilities other than borrowings.  If at any time the Fund’s borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation.  A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3.               A Fund will not pledge, mortgage or hypothecate its assets.  However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund’s total assets to secure borrowings permitted by paragraph (2) above.

4.               A Fund will not with respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s assets and to not more than 10% of the outstanding voting securities of such issuer. (Not applicable to SSgA Tuckerman Active REIT Fund.)

5.               A Fund will not make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements.  The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund’s total assets.  The Funds may lend cash to any registered investment company or portfolio series for which the Fund’s Advisor serves as advisor or subadvisor to the extent permitted by the 1940 Act or any rule or order issued thereunder.

6.               A Fund will not purchase or sell commodities or commodity futures contracts except that the Fund may enter into futures contracts and options thereon for hedging purposes, including protecting the price or interest rate of a security that the Fund intends to buy and which relate to securities in which the Fund may directly invest and indices comprised of such securities, and may purchase and write call and put options on such contracts.

7.               A Fund will not purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

8.               A Fund will not engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

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9.               A Fund will not issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act. This restriction shall not be deemed to prohibit a Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

10.         A Fund will not purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund’s aggregate investment in such securities would exceed 5% of the Fund’s total assets.

11.         A Fund will not make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.  The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

The following are non-fundamental restrictions.

12.         A Fund will not purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

13.         A Fund will not invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund’s shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.  These investment companies may charge management fees which shall be borne by the Fund.

14.         A Fund will not invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days duration.

15.         A Fund will not make investments for the purpose of gaining control of an issuer’s management.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Adviser treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.  To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.  If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund only:

The Funds named above are subject to the following fundamental investment restrictions.

1.                                       A Fund will not borrow money, except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time. SSgA Directional Core Equity Fund will not borrow money, except in connection with purchasing securities on margin and as otherwise permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

2.                                       A Fund will not issue “senior securities,” except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

3.                                       A Fund will not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with its investments in other investment companies.

4.                                       A Fund will not purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

5.                                       A Fund will not purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6.                                       A Fund will not make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’

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acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

7.                                       A Fund will not purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry. SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund will not purchase a security if, after giving effect to the purchase, 25% or more of its total assets would be invested in a particular industry, 5% or more of its assets would be invested in any one issuer or if the Fund would own more than 10% of the outstanding voting stock of any one issuer.

If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund’s assets will not constitute a violation of the restriction, except as otherwise noted.  In addition, the Fund may invest substantially all of its assets in the securities of a single open-end registered investment company with similar investment objectives and policies without violating any of the foregoing investment restrictions.

The following descriptions of certain investment limitations under the 1940 Act may assist investors in understanding the Funds’ investment restrictions, but are not part of the investment restrictions.

Borrowing. The 1940 Act restricts the Fund from borrowing (including pledging, mortgaging or hypothecating its assets) in excess of50% of its total assets (not including temporary borrowings in excess of 5% of its total assets).  If at any time a Fund’s borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation.  Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowing for the purposes of the Fund’s investment restriction.

The SSgA Funds acknowledges that current law and regulation under Section 18 of the 1940 Act, as amended, precludes the use of leveraged margin trading by a registered open-end management investment company.  While SSgA Directional Core Equity and SSgA Core Edge Equity Funds will trade on margin, such trading will be fully collateralized in accordance with the 1940 Act and SEC Staff guidance.

Senior Securities.  Senior securities may include any obligation or instrument issued by the Fund evidencing indebtedness.  The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting.  Under the 1940 Act, underwriting securities involves the Fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.  Under the 1940 Act, a diversified Fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Concentration.  The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.

TEMPORARY DEFENSIVE POSITION

From time to time, a Fund may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions.  Temporary defensive positions may be taken, for example, to preserve capital or if the Fund is unable to pursue its investment strategies or acquire the types of securities in which it normally invests.  Temporary defensive positions will be in high-quality fixed income securities, cash or cash equivalents.  These positions include, but are not limited to: (1) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; (2) commercial paper, bank certificates of deposit, bankers’ acceptances and time deposits; (3)  repurchase agreements; or (4) uninvested cash, some or all of which may be held in a non-interest bearing demand deposit account at the Fund’s affiliated custodian.  The Advisor or Sub-Advisor has discretion in determining: (i) whether taking a temporary defensive position is appropriate for a Fund at a particular time, and (ii) the types of instruments that a Fund will hold in taking a temporary defensive position.

When taking a temporary defensive position, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

Generally, securities are purchased for the Funds for investment income and/or capital appreciation and not for short-term trading profits.  Except as otherwise stated in a Fund’s Prospectus or this Statement, the Adviser’s sell discipline for each Fund’s investment in securities is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Adviser in determining the appropriate

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investment horizon.  Therefore, the Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.

Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by a Fund during the year.  For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.  A high turnover rate (over 100%) will:  (1) increase transaction expenses which will adversely affect a Fund’s performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains. To the extent any realized gains are short-term capital gains, they will generally be taxed at ordinary income rates.  The payment of any taxes will impact a shareholder’s net return from holding an interest in a Fund.

The portfolio turnover rate of each of SSgA Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund may also be affected by participation in initial public offerings (IPOs).  These Funds are authorized to participate in IPOs and then immediately sell the security in the aftermarket.  This practice could result in active and frequent trading of portions of the Fund’s portfolio and an increase in the Fund’s portfolio turnover rate.

Portfolio Turnover Rate. The following table shows each Fund’s portfolio turnover rate during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Disciplined Equity Fund		70%	53%
SSgA Small Cap Fund		159%	125%
SSgA Tuckerman Active REIT Fund		35%	32%
SSgA IAM SHARES Fund		2%	6%
SSgA Enhanced Small Cap Fund		93%	49%
SSgA Directional Core Equity Fund		114%	185%
SSgA Core Edge Equity Fund		125%	Not operational

MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called “Investment Advisory and Other Services.”). The Trustees hold office for the life of the SSgA Funds.  A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of SSgA Funds shares or by a vote of a majority of the Trustees.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding.  A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.  The Trustees who are not “interested persons” of the SSgA Funds (the “Independent Trustees”) shall be eligible to serve as Chairman of the Board for a two-year term on a rotating basis. The officers, all of whom are elected annually by the Board of Trustees and employed by either the Administrator or the Adviser or their affiliates, are responsible for the day-to-day management and administration of the SSgA Funds’ operations. For the fiscal year ended August 31, 2009 the Board of Trustees held 13 meetings (including one meeting of the Independent Trustees).

Committees of the Board of Trustees.  There are four standing committees of the Board of Trustees:

·      The Audit Committee’s primary functions are to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors’ specific representations as to their independence; meet with the Funds’ independent auditors, including private meetings, as necessary to: (i) review the arrangements for and scope of the annual audit and any special audits; (ii) discuss any matters of concern relating to the Funds’ financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) consider the auditors’

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comments with respect to the Funds’ financial policies, procedures and internal accounting controls and management’s responses thereto; (iv) review the form of opinion the auditors propose to render to the Board and shareholders; (v) consider the effect upon the SSgA Funds of any changes in accounting principles or practices proposed by management or the auditors; (vi) review the fees charged by the auditors for audit and non-audit services; (vii) investigate improprieties or suspected improprieties in Fund operations; (viii) pre-approve Fund audit services and associated fees; (ix) pre-approve non-audit services provided to the Fund and to the Funds’ Adviser or service affiliates (entities that are affiliated with the Funds’ investment advisor and provide ongoing services to the Funds) where the services have a direct impact on the operations of financial reporting of the Fund; (x) receive and consider, prior to the filing of an audit report with the SEC, reports from the Funds’ independent auditor regarding their audit; (xi) receive and consider reports from Fund management of any significant deficiencies in the design or operation of the Funds’ internal controls; (xii) report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and (xiii) perform such other functions consistent with the Audit Committee Charter, the SSgA Funds’ By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate. The Audit Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Audit Committee held 5 meetings.

·      The Valuation Committee’s primary purpose is to make fair value determinations as set forth in the SSgA Funds’ Securities Valuation Procedures.  The SSgA Funds have established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (“State Street”) and SSgA Funds Management, Inc.  The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting. The Valuation Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009, the Valuation Committee held 15 meetings.

·      The primary function of the Governance Committee and the Nominating Sub-Committee is to review and evaluate the composition and performance of the Board and make nominations for membership on all Board committees and review the responsibilities of each committee; and to review governance procedures, compensation of Independent Trustees, and independence of outside counsel to the Trustees.  The Nominating Committee will not consider nominees recommended by securities holders.  The Governance Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Governance Committee held 3 meetings.

·      The primary functions of the Qualified Legal and Compliance Committee (the “QLCC”) are to receive quarterly reports from the SSgA Funds’ Chief Compliance Officer; to oversee generally the SSgA Funds’ responses to regulatory inquiries; and to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the SSgA Funds, its officers or the Trustees. The QLCC consists of all of the Independent Trustees.  During the fiscal year ended August 31, 2009, the QLCC held 4 meetings.

The following lists the SSgA Funds’ Trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and, with respect to the Trustees, other directorships held during the past five years.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Independent Trustee Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	· Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Until December 2008, Director, Russell Trust Company; and · Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21

21

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

909 A Street Tacoma, WA 98402	· Member (ex officio), Audit Committee · Member (ex officio), Governance Committee · Member (ex officio), Valuation Committee · Member (ex officio), QLCC	Russell Investment Funds (registered investment companies) (Retired).

Interested Trustee Diane Glossman Born State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Trustee since September 2009	· [EXPERIENCE]	[21]

Interested Trustee Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Trustee since November 2008	· 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; · 2006 to Present, Trustee, Berea College; and · 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21

Independent Trustee William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Chairman, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); · Certified Financial Planner and Member, Financial Planners Association; and · Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21

Independent Trustee	· Trustee since 1988	· Global Head of Structured Real Estate and	21

22

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	· Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).

Independent Trustee Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Independent Chairman of the Board since January 2009 · Member (ex officio), Audit Committee · Member (ex officio), Governance Committee · Member (ex officio), Valuation Committee · Member (ex officio), QLCC	· 2003 to December 2008, Associate Justice, Commonwealth of Massachusetts Superior Court; · 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

Independent Trustee Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC · Audit Committee Financial Expert	· March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); · Board Member, Healthcare Georgia Foundation (private foundation); and · September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21

Independent Trustee Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	· Trustee since 1991 · Member, Audit Committee · Member, Governance Committee · Chairman, Valuation Committee	· Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

23

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

	· Member, QLCC

Independent Trustee Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Alternate Chairman, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Chairman, QLCC · Audit Committee Financial Expert	· Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years

Principal Officer James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· President and Chief Executive Officer from January 2006 to Present · Principal Executive Officer since 2005

·      2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);

·      March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and

·      President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Principal Officer Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Vice President since May 2006

·      Principal, SSgA Funds Management, Inc. (investment advisor); and

·      July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years

Principal Officer Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Chief Compliance Officer since August 2007	· 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and · 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Principal Officer Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	· Treasurer and Principal Accounting Officer since 2000

·      Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;

·      Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and

·      Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Principal Officer Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	· Secretary since 2007 and Chief Legal Officer since 2008

·      US General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;

·      Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and

·      Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

COMPENSATION

Independent Trustees are paid each calendar year an annual base retainer fee of $70,000.  The SSgA Funds’ Chairman receives an additional annual retainer of $30,000.  In addition to the foregoing retainer fees, the Independent Trustees receive an annual retainer for committee membership as follows: $6,000 (Audit Committee); $4,000 (Governance and Nominating Committee); $7,000 (Valuation Committee); and $4,000 (Legal and Compliance Committee).  The Independent Trustees are paid a per-meeting fee for attendance of $6,000 (regular Board of Trustees meetings); $2,500 (Independent Trustees meetings); $4,000 (Audit Committee meetings), $2,500 (Governance and Nominating Committee meetings), $2,500 (Legal and Compliance Committee meetings called for purposes other than receiving reports from the Funds’ Chief Compliance Officer), $750 (telephonic meetings under thirty minutes), and $1,500 (telephonic meetings over thirty minutes).  The Chairman of each Committee receives an additional annual fee as follows:  $10,000 (Audit Committee); and $5,000 (Governance and Nominating Committees, Legal and Compliance Committee, and Valuation Committee). The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of SSgA Funds’ expenses. However, the SSgA Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified SSgA Funds.  The SSgA Funds’ officers are compensated by either the Administrator or the Adviser or their affiliates.

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Trustee Compensation Table

For The Fiscal Year Ended August 31, 2009

	Aggregate Compensation From SSgA Funds	Pension Or Retirement Benefits Accrued As Part Of SSgA Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds And Fund Complex Paid To Trustees
Independent Trustees
Lynn L. Anderson, Chairman of the Board	$	$	$	$
Diane Glossman	$	$	$	$
Shawn C.D. Johnson	$	$	$	$
William L. Marshall	$	$	$	$
Steven J. Mastrovich	$	$	$	$
Patrick J. Riley	$	$	$	$
Richard D. Shirk	$	$	$	$
Bruce D. Taber	$	$	$	$
Henry W. Todd	$	$	$	$

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008

Trustee	Dollar Range Of Equity Securities In Each Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies

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CONTROLLING AND PRINCIPAL SHAREHOLDERS

State Street may from time to time have discretionary authority over accounts which invest in shares of the SSgA Funds.  These accounts include accounts maintained for securities lending clients and accounts which permit the use of the Funds as short-term cash sweep investments.  Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares.  As of November 30, 2009, State Street held of record less than 25% of the issued and outstanding shares of the SSgA Funds (in the aggregate) in connection with its discretionary accounts, however, State Street may hold more than 25% of such shares in any one series of the Funds.  Consequently, State Street is not deemed to be a controlling person for purposes of the 1940 Act.

The Trustees and officers of Funds, as a group, own less than 1% of SSgA Funds’ voting securities.

As of November 30, 2009, the following shareholders owned of record 5% or more of the issued and outstanding shares of each Fund described in this Statement. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

SSgA Disciplined Equity Fund

·

SSgA Small Cap Fund

·

SSgA Small Cap Fund – Class R

·

SSgA Tuckerman Active REIT Fund

·

·

SSgA Enhanced Small Cap Fund

·

SSgA Directional Core Equity Fund

·

SSgA Core Edge Equity Fund

·

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INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

SSgA Funds Management, Inc. (the “Advisor”) serves as the SSgA Funds’ investment advisor pursuant to an Advisory Agreement dated May 1, 2001 (the “Advisory Agreement”).  The Adviser is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.  The Adviser, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. State Street, the SSgA Funds’ Custodian; Boston Financial Data Services, the Transfer and Dividend Paying Agent; and State Street Global Markets, LLC, the Funds’ Distributor, are affiliated persons of the Adviser. The address of the Adviser and State Street Corporation is State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Funds and either a majority of all Trustees or a majority of the shareholders of the Funds approve its continuance.  The Advisory Agreement may be terminated by the Adviser or a Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.  Please see the Funds’ Annual Reports to Shareholders for a discussion regarding the Board’s basis for approve the Advisory Agreement and the period covered by the approval.

Under the Advisory Agreement, the Adviser directs the SSgA Funds’ investments in accordance with each Fund’s investment objective, policies and limitations.  For these services, each Fund pays an annual management fee to the Adviser.  The management fee rate is a percentage of the average daily net asset value of a Fund, calculated daily and paid monthly.

The management fee is the same for each class of shares with respect to Funds with multiple classes.

Advisory Expenses. The following table shows the expenses each Fund accrued to the Adviser during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Disciplined Equity Fund		$508,384	$609,975
SSgA Small Cap Fund		$500,141	$962,187
SSgA Tuckerman Active REIT Fund		$845,764	$1,290,085
SSgA IAM SHARES Fund		$541,050	$552,460
SSgA Enhanced Small Cap Fund		$196,713	$149,758
SSgA Directional Core Equity Fund		$268,036	$446,839
SSgA Core Edge Equity Fund		$123,182	—

The Adviser has contractually agreed to waive the advisory fee or reimburse all expenses in excess of a certain percentage of average daily net assets on an annual basis for certain Funds.  The contractual waivers and reimbursements are in effect through December 31, 2009 and are considered from year to year on a calendar basis.  The applicable waivers and reimbursements are shown in the table below for the fiscal years ended August 31:

Fund	Contractual Fee Waiver/Reimbursement (% of average daily net assets on an annual basis)	2009	2008	2007
SSgA Tuckerman Active REIT Fund	Reimbursement of all expenses in excess of 1.00%		$122,974	$127,665
SSgA IAM SHARES Fund	Reimbursement of all expenses in excess of		$0	$0

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Fund	Contractual Fee Waiver/Reimbursement (% of average daily net assets on an annual basis)	2009	2008	2007
	.65%
SSgA Enhanced Small Cap Fund	Reimbursement of all expenses in excess of .75%		$146,826	$133,710
SSgA Directional Core Equity Fund	Reimbursement of all expenses in excess of 1.60% (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest on securities sold short)		$188,687	$148,815
SSgA Core Edge Equity Fund	Reimbursement of all expenses in excess of 1.60%	$110,485	Not operational	Not operational

The Tuckerman Group, LLC, 4 International Drive, Suite 230, Rye Brook, NY 10573, serves as the investment sub-advisor (the “Sub-Advisor” or “Tuckerman”) for the Tuckerman Active REIT Fund pursuant to an Investment Sub-Advisory Agreement between the Adviser and Tuckerman, dated September 1, 2001.  Tuckerman is an advisory affiliate of State Street.

The Tuckerman Active REIT Fund accrued the following expenses to the Sub-Advisor during the last three fiscal years ended August 31 (the amount shown is one-half of the net advisory fee accrued for the period):

2009	2008	2007
$	$361,395	$581,210

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in SSgA Prime Money Market Fund, a series of the SSgA Funds not presented in this Statement (the “Central Fund”). Shares of the Central Fund sold to and redeemed from any participating Fund will not be subject to a redemption fee, distribution fee or service fee.  If Central Fund shares sold to or redeemed from a participating Fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating Fund in an amount that offsets the amount of such distribution or service fee incurred by the participating Fund.

Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of the Funds’ advisory fees equal to the advisory fee paid by the Fund to the Central Fund.  For the following SSgA Funds, the waiver amounted to the following for the fiscal year ended August 31:

Fund	2009	2008	2007
SSgA Core Edge Equity Fund	$	$143	$0

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PORTFOLIO MANAGERS

Other Accounts Managed. A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for multiple accounts. Potential conflicts may arise out of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while one of the funds managed by the same portfolio manager maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that seek to purchase or dispose of the same securities. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts.  For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

The Adviser manages each Fund using a team of investment professionals.  The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for each Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager.  Therefore, some accounts and assets have been counted twice.

Other Accounts Managed as of August 31, 2009

Portfolio Managers	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles	Assets Under Management (in billions)	Other Types of Accounts	Assets Under Management (in billions)	Asset Total (in billions)
SSgA Small Cap Fund, SSgA Directional Core Equity Fund and SSgA Core Edge Equity Fund
Brian Shannahan
SSgA Enhanced Small Cap Fund and SSgA Disciplined Equity Fund
Chuck Martin,

John O’Connell

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SSgA IAM SHARES Fund
Karl Schneider

John A. Tucker
SSgA Tuckerman Active REIT Fund
Amos J. Rogers III

Sophia Banar

Ownership of Securities.  As of August 31, 2009, except as noted below, the portfolio managers do not beneficially own any shares of any Funds described in this statement.

Ownership of Securities as of August 31, 2009

Portfolio Manager	Dollar Range Of Equity Securities In the Funds Managed by the Portfolio Manager

Compensation. The compensation of the Adviser’s investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives.  The second factor taken into consideration is the size of the pool available for compensation.  SSgA Funds Management, Inc. is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool.  Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group.  The pool is then allocated on a discretionary basis to individual employees based on their individual performance.  There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy.  The same process is followed in determining incentive equity allocations.

ADMINISTRATOR

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the SSgA Funds’ administrator, pursuant to an Administration Agreement dated January 1, 2008 (the “Administration Agreement”).  RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The Administrator’s mailing address is 909 A Street, Tacoma, WA 98402.

RFSC is an affiliate of Russell Investments which, through its subsidiaries, provides comprehensive money manager evaluation services to institutional clients, including RIMCo. Russell Investments provides other services to large pools of investment assets, including:  (1) investment management services for Russell subsidiary-sponsored funds; and (2) transition management and portfolio implementation services. Russell Investments is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

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Pursuant to the Administration Agreement with the SSgA Funds, the Administrator will:  (1) supervise all aspects of the Funds’ operations; (2)  provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds’ books and records; (3) arrange the periodic updating of the Funds’ Prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the SEC; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For all services provided by the Administrator pursuant to the Administration Agreement, the SSgA Funds pay the Administrator an annual fee equal to the sum of the products of the average daily net assets for each Fund multiplied by the following percentages:

Money Market Portfolios

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US Equity Portfolios

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US Fixed Income Portfolios

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

International Portfolios

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

Feeder Portfolios(1)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated.

In addition, the Administrator charges a flat fee of $30,000 per year if a Fund has less than $500 million in assets under management.

The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund.  The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance.  The Agreement may be terminated by the Administrator or any Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.

Administration Expenses. The following table shows the expenses each Fund accrued to the Administrator during the fiscal years ended August 31:

Fund	2009	2008	2007
Disciplined Equity	$	$94,274	$106,954
Small Cap	$	$51,092	$70,177
Tuckerman Active REIT	$	$71,143	$92,622
IAM SHARES	$	$98,387	$99,706
Enhanced Small Cap	$	$43,813	$40,503
Directional Core Equity	$	$36,780	$41,287
Core Edge Equity	$	$24,332	—

(1)           The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable Fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by Fund type, should the Fund cease operating as a Feeder Portfolio.

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CUSTODIAN

State Street Bank and Trust Company serves as the SSgA Funds’ Custodian.  State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street also provides the basic portfolio recordkeeping required by the SSgA Funds for regulatory and financial reporting purposes.  For these services, State Street is paid an annual fee in accordance with the following:

·                  Fund Accounting. A fee payable monthly on a pro rata basis, based on month-end gross assets of the complex:  First $30 billion—0.75 basis point (b.p.); over $30 billion—0.50 b.p. (domestic accounting); First $10 billion—1.50 b.p.; over $10 billion—1.00 b.p. (international accounting);

·                  Custody. For domestic custody, a fee payable monthly on a pro rata basis, based on the following percentages of month-end net assets (excluding short term sweep investments into other SSgA money market funds):  First $20 billion—0.40 b.p.; over $20 billion—0.20 b.p. Domestic transaction charges range from $6 to $25.  For international transactions, holding charges range from 1 b.p. to 35 b.p. and transaction charges range from $30 to $125, depending on the country in which securities are held. An additional manual trade charge of $15 (US domestic trades) or $25 (non-US trades) applies to trades not delivered electronically in good form.

·                  Pricing. Monthly quote charge, based on month-end positions: $4,500 annual base pricing charge per Fund with charges ranging from $4 to $16, depending on the type of security. ITG fair value pricing $4,000 per Fund annually;

·                  Yields.  $4,200 per Fund annually;

·                  On-Line Access Charge.  $960 per Fund annually;

·                  Multiple Classes of Shares. $5,100 per class annually;

·                  Fund of Funds.  Accounting fee, daily priced—$9,000 per Fund of Fund annually; each additional class—$9,000 per class annually; transactions—$5 each; custody feeder flat fee $9,000 annual per feeder;

·                  Loan Servicing Fee. The greater of the per loan calculation and asset based calculation.  Per loan calculations range from $750 per loan for a Fund that holds 5 loans, to $3,750 per loan for a Fund that holds 50 loans, and a minimum additional $55 per loan charge in excess of 50 loans; asset based fee calculations are 3 b.p. for the first $500 million, 2.5 b.p. for the next $500 million and 2 b.p. thereafter, with incoming and outgoing wire charges of $5 and $5.25 respectively.

·                  Earnings Credit. A balance credit is applied against the above fees (excluding out-of-pocket expenses).  The credit is based on 90% of the average 91-day Treasury bill rate for the month, times the average collected balance in the custodian demand deposit account for the month billed;

·                  Special Services. Wash sales system and ITELS—$3,000 per Fund annually; qualified dividend income reporting—$500 per Fund; Chief Compliance Officer reporting fees—$600 per Fund annually; and

·                  Out of Pocket Expenses at Cost. Include but are not limited to:  annual maintenance fee of $3,000, ITG fair value fee per composite fund annually of $10,000, telephone and other communication lease line charges; SWIFT trade charges, SAS 70 and SAS 99 charges agreed upon procedures review, wire charges of $5, postage and insurance, courier fees, duplicating, legal fees, supplies relating to Funds records, sub-custodian charges, audit letter, stamp duties, proxy fees and archive/document storage costs.

The Custodian’s address is 200 Newport Avenue, Josiah Quincy Building JQ5S, North Quincy, MA 02171.

TRANSFER AND DIVIDEND PAYING AGENT

Boston Financial Data Services, Inc. (“BFDS”) serves as the Transfer and Dividend Paying Agent. BFDS is a joint venture of State Street Corporation and DST Systems, Inc. BFDS is paid the following annual account services fees: $13.35 open account fee; $2.57 closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $20,000 Fund minimum (26 to 35 CUSIPs) or $12,000 Fund minimum (over 35 CUSIPs); and omnibus transparency Full services fees of $.45 per underlying sub-position on an Intermediary’s system for an omnibus account (an “accountlet”) from 0-500,000; $.45 for 500,001 to 2,000,000 (waived), and $.10 for 2,000,0001 and greater; investigation fees of $3,000 to $5,000 per month depending on the number of accountlets.  BFDS is also paid the following activity based fees:  $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company.  Portfolio fees are allocated to each Fund based on the average net asset value of each Fund and are billable on

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a monthly basis at the rate of 1/12 of the annual fee. BFDS is reimbursed by each Fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the Fund. BFDS’s principal business address is 2 Heritage Drive, North Quincy, MA 02171.

DISTRIBUTOR

State Street Global Markets, LLC (the “Distributor”) serves as the distributor of Fund shares pursuant to a Distribution Agreement dated March 1, 2002, as amended (the “Distribution Agreement”).  The Distribution Agreement shall continue in effect for each Fund for two years following its effective date with respect to the Fund; and thereafter only so long as its continuance is specifically approved at least annually by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval, or by vote of a majority of the outstanding voting securities of the Fund. The Distributor offers the shares of each Fund on an agency or “best efforts” basis under which the SSgA Funds shall only issue such shares as are actually sold. The Distributor is a wholly owned subsidiary of State Street Corporation. The Distributor’s mailing address is State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

Distribution Expenses. The following table shows the expenses each Fund accrued to the Distributor during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Disciplined Equity Fund	$	$91,612	$68,054
SSgA Small Cap Fund	$	$47,127	$61,853
SSgA Small Cap Fund – Class R	$	$536	$8,270
SSgA Tuckerman Active REIT Fund	$	$175,003	$359,169
SSgA IAM SHARES Fund	$	$94,712	$96,087
SSgA Enhanced Small Cap Fund	$	$15,285	$8,199
SSgA Directional Core Equity Fund	$	$12,815	$47,948
SSgA Core Edge Equity Fund	$	$1,148	—

For the fiscal year ended August 31, 2009 these amounts are reflective of the following individual payments:

Fund	Advertising	Printing	Compensation to Dealers	Compensation to Sales Personnel	Other*
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Small Cap Fund – Class R
SSgA Tuckerman Active REIT Fund
SSgA IAM SHARES Fund
SSgA Enhanced Small Cap Fund
SSgA Directional Core Equity Fund
SSgA Core Edge Equity Fund

*           Include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

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The Distributor has contractually agreed to waive up to .70% of the average daily net assets on an annual basis the distribution and shareholder servicing fees of the Class R Shares.  The following table shows the amount of the waiver for the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Small Cap Fund – Class R	$	$2,892	$1,266

CODE OF ETHICS

The Adviser, Distributor, Custodian, Transfer Agent, Administrator and SSgA Funds have each adopted a code of ethics (the SSgA Funds’ code being referred to herein as the Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the Funds’ service providers and officers, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Adviser or the SSgA Funds. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Adviser as part of their job function) must pre-clear personal securities transactions.  Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the SSgA Funds’ service providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

The Tuckerman Group has adopted the Code of Ethics of the Adviser.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS

Distribution Plans.  Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule.  Accordingly, each class of shares offered by the SSgA Funds operates under a separate Rule 12b-1 plan providing for payment of distribution expenses up to the plan limit.

In connection with the Trustees’ consideration of whether to adopt the distribution plans, the Distributor, as the Funds’ principal underwriter, represented to the Trustees that the Distributor believes that the distribution plans should result in increased sales and asset retention by enabling the Funds to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a distribution plan or under an alternative distribution arrangement, the level of sales and asset retention that a Fund would have.  The distribution plans do not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.  A quarterly report of the amounts expended under all of the distribution plans in operation, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review.  No distribution plan may be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that are paid by the Funds.  The distribution plans and any material amendments must be approved annually by all of the Trustees and by the Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Funds nor have any direct or indirect financial interest in the operation of the distribution plan or any related agreements.

Long-term shareholders of the SSgA Funds may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Institutional Plan. The original class of shares of the SSgA Funds is referred to as the “Institutional Class.”  The Plan of Distribution Pursuant to Rule 12b-1 Plan for the Institutional Class (the “Institutional Plan”) was adopted by the Board of Trustees on January 8, 1992.  The Institutional Plan was restated on April 9, 2002 to update current operations.  The Institutional Plan provides for reimbursement for distribution expenses up to the plan limit.  The Institutional Plan provides that each Institutional Class Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services.  The Institutional Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.

Payments to the Distributor for the sale and distribution of Institutional Class shares, are not permitted by the Institutional Plan to exceed .25% of a Fund’s average net asset value per year.  Payments to Financial Intermediaries providing shareholder services to the

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Institutional Class are not permitted by the Institutional Plan to exceed .20%. Any payments that are required to be made to the Distributor or Financial Intermediary that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the Institutional Plan is in effect.  The Fund’s liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred.

Class R Plan.  The Plan of Distribution Pursuant to Rule 12b-1 for Class R Shares (the “Class R Plan”) provides for payment by the Funds to the Distributor for various distribution, shareholder and administrative services up to the plan limit The Board of Trustees adopted the Class R Plan on April 8, 2003, and it is similar in all material respects to the distribution plans for the Institutional Class, other than with respect to the limitation on distribution and shareholder servicing fees.

Under the Class R Plan each Fund in the class pays the Distributor a fee not to exceed 0.70% of the Fund’s average net asset value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and Financial Intermediaries.  The Distributor pays Financial Intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund.  Fees paid to the Financial Intermediaries providing shareholder and administrative services to a Fund are not permitted by the Class R Plan to exceed .65% of the Fund’s average net asset value per year.  Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the Class R Plan to exceed 0.05% of the Fund’s average daily net asset value per year. Any payments that are required to be made to the Distributor or Financial Intermediaries that cannot be made because of the limitations contained in the Class R Plan may be carried forward and paid in the following two fiscal years so long as the Class R Plan is in effect.

Distribution and Shareholder Servicing. Payments under the distribution plans are made to the Distributor to finance activity which is intended to result in the sale and retention of Fund shares including:  (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor’s overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel. Under the distribution plans, the SSgA Funds and/or the Distributor may also enter into service agreements with various financial institutions, such as banks, broker-dealers, financial advisors or other financial institutions, including the Adviser and its affiliates (each of which is referred to as a Financial Intermediary) to provide shareholder servicing with respect to the shares held by or for the customers of the Financial Intermediaries.  Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law. Under the service agreements, the Financial Intermediaries may provide various services for such customers, including: (1) answering inquiries regarding the Funds; (2) assisting customers in changing dividend options, account designations and addresses; (3) performing subaccounting for such customers; (4) establishing and maintaining customer accounts and records; (5) processing purchase and redemption transactions; (6) providing periodic statements showing customers’ account balances and integrating such statements with those of other transactions and balances in the customers’ other accounts serviced by the Financial Intermediaries; (7) arranging for bank wires transferring customers’ proceeds; and (8) such other services as the customers may request in connection with their accounts, to the extent permitted by applicable statute, rule or regulation. Shareholder services may also include sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.  Financial Intermediaries will be responsible for prompt transmission of purchase and redemption orders and may charge fees to their customers for their services.

The Adviser and Distributor, or an affiliate of the Adviser or Distributor, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to the Rule 12b-1 and shareholder servicing fees paid by the Fund. As of the 12 months ended August 31, 2009, the Adviser and/or Distributor made such cash payments to      Financial Intermediaries.  Financial Intermediaries are compensated based on the average daily value of all shares of each Fund owned by customers of the Financial Intermediary.  From time to time, the Adviser or Distributor, or an affiliate of the Adviser or Distributor may also pay non-cash compensation to the sales representatives of Financial Intermediaries in the form of (1) ordinary and usual gratuities, tickets and other business entertainment; and/or (2) sponsorship of regional or national events of Financial Intermediaries.

Institutional Class Distribution and Shareholder Servicing. Under the Institutional Plan, Financial Intermediaries may receive from the SSgA Funds and/or the Distributor, payment that shall not exceed .20% per annum of the average daily net asset value of the Institutional Class shares owned by or for shareholders with whom the Financial Intermediary has a servicing relationship.

With respect to the Institutional Class, the SSgA Funds have entered into service agreements with State Street and the following entities affiliated with State Street: State Street Global Markets, LLC; Fiduciary Investors Services division of State Street Bank and Trust Company, and High Net Worth Services division of State Street Bank and Trust Company.  The purpose of the service agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities.  In return for these services, the SSgA Funds and/or Distributor pay the Financial Intermediaries that are affiliated with State Street monthly fees at a rate

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that shall not exceed .175% per annum of the average daily net asset value of the Fund’s shares owned by or for shareholders with whom the affiliated Financial Intermediary has a servicing relationship. The service agreements with affiliated Financial Intermediaries are reviewed annually by the Board of Trustees.

Class R Distribution and Shareholder Servicing. Under the Class R Plan, the Financial Intermediaries may receive from the SSgA Funds and/or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed 0.65% per annum of the average daily net asset value of the Class R Shares owned by or for shareholders with whom the Financial Intermediary has a servicing relationship.

Shareholder Servicing Fees to State Street. The following table shows the expenses each Fund paid to State Street, under a Service Agreement pursuant to Rule 12b-1, during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Disciplined Equity Fund		$50,839	$60,997
SSgA Small Cap Fund		$16,131	$31,697
SSgA Small Cap Fund – Class R		$521	$752
SSgA Tuckerman Active REIT Fund		$32,529	$49,619
SSgA IAM SHARES Fund		$54,105	$55,246
SSgA Enhanced Small Cap Fund		$10,928	$8,320
SSgA Directional Core Equity Fund		$5,361	$8,937
SSgA Core Edge Equity Fund		$2,464	—

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with standards of the Public Company Accounting Oversight Board (United States), and, pursuant to Rule 17f-2 of the 1940 Act, three security counts.  Deloitte Tax LLP is responsible for the review of the Funds’ federal tax returns. The mailing address of Deloitte & Touche LLP and Deloitte Tax LLP is 200 Berkeley Street, Boston, MA 02116.

LEGAL COUNSEL

Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds. Joseph P. Barri LLC, 259 Robbins Street, Milton, MA 02186, provides legal services to the Independent Trustees.

BROKERAGE PRACTICES AND COMMISSIONS

All portfolio transactions are placed on behalf of the SSgA Funds by the Adviser.  Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.  Ordinarily commissions are not charged on over the counter orders (i.e. debt securities and money market investments) because the Funds pay a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to the Funds.  When a Fund executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade.  Securities may be purchased from underwriters at prices that include underwriting fees.

The Advisory Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions provided the Adviser seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of the Adviser), the Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances).  The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to:  liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting,

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and provision of information on a particular security or market in which the transaction is to occur.  The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser does not currently use the SSgA Funds’ assets for, or participate in, third party soft-dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services.  The Adviser does not “pay up” for the value of any such proprietary research. The Adviser may aggregate trades with clients of State Street Global Advisors, whose commission dollars are used to generate soft dollar credits.  Although the Adviser’s clients’ commissions are not used for third party soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the SSgA Funds’ procedures adopted in accordance with Rule 17e-1 of the 1940 Act.  The SSgA Funds have adopted procedures pursuant to Rule 12b-1(h) of the 1940 Act that are reasonably designed to prevent the Adviser from directing brokerage in consideration of distribution of Funds shares.

With respect to brokerage commissions, if commissions are generated by a Fund, the Board reviews, at least annually, the commissions paid by a Fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a Fund.

Brokerage Commission Expenses. The following table shows the brokerage commission expenses that the Adviser paid during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Disciplined Equity Fund		$145,509	$97,154
SSgA Small Cap Fund		$187,066	$249,391
SSgA Tuckerman Active REIT Fund		$43,161	$59,022
SSgA IAM SHARES Fund		$2,124	$13,038
SSgA Enhanced Small Cap Fund		$57,951	$24,795
SSgA Directional Core Equity Fund		$69,767	$88,460
SSgA Core Edge Equity Fund		$36,335	—

Top 10 Brokers. During the fiscal year ended August 31, 2009 the Funds described in this Statement purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund’s ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund.  The following table shows the value of broker-dealer securities held and the commissions paid (if any) as of August 31, 2009:

SSgA Disciplined Equity Fund	Principal ($000)	Commissions ($000)

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SSgA Small Cap Fund	Principal ($000)	Commissions ($000)

SSgA Tuckerman Active REIT Fund	Principal ($000)	Commissions ($000)

SSgA IAM Shares Fund	Principal ($000)	Commissions ($000)

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SSgA Enhanced Small Cap Fund	Principal ($000)	Commissions ($000)

SSgA Directional Core Equity Fund	Principal ($000)	Commissions ($000)

SSgA Core Edge Equity Fund	Principal ($000)	Commissions ($000)

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PRICING OF FUND SHARES

The SSgA Funds are offered without a sales commission by the Distributor to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.  The Funds described in this Statement determine the price per share once each business day (unless otherwise noted) at the close of the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time).  A business day is one on which the New York Stock Exchange is open for regular trading.  Pricing does not occur on non-business days.  Currently, the New York Stock Exchange is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The New York Stock Exchange may close early on Christmas Eve and New Year’s Eve and before certain other holidays. Please contact your SSgA Funds account representative if you have questions on early Exchange closing times.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares.  Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless it is determined that a particular event would materially affect the net asset value.  If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

Portfolio instruments for which market quotations are available are valued at market value.  If market quotations are not readily available or if the Custodian or the Administrator believe that the available quotations are unreliable, the portfolio instruments are valued at fair value as determined in good faith by the Board of Trustees in accordance with the Funds’ Securities Valuation Procedures.  This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded.  United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last sale price.  Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

International securities traded on a national securities exchange or over the counter are valued on the basis of the last sale price.  In the absence of a last sale price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.  Some international securities trade on days that the Fund is not open for business.  As a result, the net asset value of Fund shares may fluctuate on days when Fund shareholders may not buy or sell Fund shares.

The Funds value securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value.  This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund’s portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the market price of the security. Calculations are periodically made to compare the value of the Fund’s investments valued at amortized cost with market values. Market valuations are generally obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. In accordance with the Securities Valuation Procedures, in the event market quotations are not readily available for certain portfolio assets, for purposes of the market value comparison, the fair value of such portfolio assets will be determined by the Funds’ Oversight Committee (or, in some cases, the Board’s Valuation Committee). If a deviation of 1/2 of 1% or more were to occur between the NAV per share calculated by reference to market values and a Fund’s $1.00 per share NAV, or if there were any other deviation that the Board believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If the Fund’s NAV (computed using market values) declined, or were expected to decline, below $1.00 (computed

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using amortized cost), the Board might temporarily reduce or suspend dividend payments in an effort to maintain the NAV at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund’s NAV (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board might supplement dividends in an effort to maintain the NAV at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Funds’ NAV also may be processed on a confirmed basis.

The SSgA Funds received an exemption from Section 18(f) of the 1940 Act, which enables it to redeem securities in kind. Therefore, a Fund may pay any portion of the redemption amount (in excess of $15 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.

TAXES

The tax discussion in this document is only a summary of certain United States federal income tax issues generally affecting the Funds and their shareholders.  The following assumes any Fund shares will be capital assets in the hands of a shareholder.  Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax advisor. Each portfolio of the SSgA Funds intends to qualify each year as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a RIC, each Fund is generally not subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to shareholders.  The Board intends to distribute each year substantially all of the SSgA Funds’ net investment income and net capital gain.  It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.  If a Fund fails to qualify as a RIC for any taxable year, it will be subject to tax as a “C” corporation and may be limited in its ability to qualify as a RIC in the future.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and (3) certain undistributed amounts from the preceding calendar year.  For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such months will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares.

As of the date of this document, generally, the maximum stated U.S. federal income tax rate applicable to individuals is 35% for ordinary income and 15% for net long-term capital gain.  Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011.  It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation.  Additionally, a Fund may purchase bonds at market discount (i.e., bonds with a purchase price less then original issue price or adjusted issue price).  If such bonds are subsequently sold at a gain, then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, will be taxable to shareholders as ordinary income.

In addition to the strategies and investments described above, shareholders should be aware that other investments made by a Fund may involve complex tax rules that could result in income or gain recognition by the Fund without corresponding current cash

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receipts.  If noncash income is recognized by a Fund, the Fund may distribute cash derived from other sources so as to meet certain minimum distribution requirements.  A Fund could be required at times to liquidate investments prematurely in order to satisfy those minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Foreign shareholders should consult their tax advisors as to if and how the U.S. federal income tax and its withholding requirements applies to them.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss.  Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.  These gains and losses, referred to under the Code as “Section 988” gains and losses, may increase or decrease the amount of the Fund’s net investment income to be distributed to its shareholders as ordinary income.

Issues Related to Hedging, Derivatives and Option Investments.  A Fund’s ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund’s income and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss.  Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

Foreign Income Taxes.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source, subject to exemptions and rate reductions under income tax treaties between the United States and certain foreign countries.  The Fund and its shareholders generally will not be entitled to any foreign tax credit or deduction with respect to such taxes against any United States federal income tax. However, if more than 50% in value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the “Foreign Election”) that would permit you to take a credit (or deduction) for foreign income taxes paid by the Fund.  The Fund may be subject to certain holding period requirements with respect to securities held to take advantage of this credit.  If the Foreign Election is made by a Fund and you chose to use the foreign tax credit, you would be able to include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund provided certain requirements are satisfied.  You would be entitled to treat the foreign income taxes withheld as a credit against your United States federal income taxes, subject to the limitations set forth in the Code with respect to the foreign tax credit generally.  Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit.

If a Fund invests in an entity that is classified as a passive foreign investment company (“PFIC”) for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund.  The Fund may be able to remedy the potential adverse consequences of investing in a PFIC by electing to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom, with the result that unrealized gains would be treated as realized gains and would be reported as ordinary income.  Any mark-to-market losses, as well as losses from an actual disposition of PFIC stock, would be reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.  Alternatively, the Fund may make a “qualified electing fund” (“QEF”) election.  Under such an election, the Fund generally would be required to include in its gross income its pro rata share of the PFIC’s ordinary income and long-term capital gain on a current basis, regardless of whether any distributions are received from the PFIC.  However, the Fund may not be able to make a QEF election if it cannot obtain the necessary financial data from the PFIC.

Distributions Attributable to Depreciable Real Estate.  Distributions of certain long-term gains that are attributable to dispositions of depreciable real estate by a REIT in which a Fund invests will be subject to a maximum tax rate of 25% (instead of 15%) for individual shareholders. Because the Fund may invest a substantial portion of its assets in REITs, individual shareholders may be subject to the 25% maximum tax rate on a substantial portion of the distributions they receive from the Fund.

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As of August 31, 2009(1) the Funds had capital loss carryovers in the following amounts, which may be applied against any realized net taxable gains in each succeeding year or until the respective expiration dates as indicated below, whichever occurs first:

[Insert Applicable Chart](2)

CALCULATION OF PERFORMANCE DATA

The SSgA Funds compute average annual total return and average annual return (after taxes on distributions) by using standardized methods of calculation required by the SEC.  Average annual total return (before and after taxes on distribution) is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the 1-, 5- and 10-year periods (or life of a Fund as appropriate), that would equate the initial amount invested to the ending redeemable value.

Average annual total return is computed according to the following formula:

P(1+T)n = ERV

where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return
	n =	number of years
	ERV =	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period (or fractional portion)

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Average annual total return (after taxes on distributions) is computed according to the following formula:

P(1+T)n = ATVD

where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions)
	n =	number of years
	ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption

The calculation assumes that all distributions of the Fund, less taxes due on such distributions, are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

(1) Confirm.

(2) Or if no capital loss carryovers:

           As of August 31, 2009, the Funds had no capital loss carryovers.

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Average Annual Total Returns

Fund	One Year Ended August 31, 2009	Five Years Ended August 31, 2009	Ten Years Ended August 31, 2009	Inception to August 31, 2009
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Small Cap Fund – Class R(1)
SSgA Tuckerman Active REIT Fund
SSgA IAM SHARES Fund

Average Annual Total Returns

Fund	One Year Ended August 31, 2009	Inception to August 31, 2009
SSgA Enhanced Small Cap Fund (2)
SSgA Directional Core Fund Equity(3)
Core Edge Equity(4)	—	(5.00)%

ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

The SSgA Funds will not hold an annual meeting of shareholders.  Special meetings may be convened:  (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board’s failure to honor the shareholders’ request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each Fund share has one vote.  There are no cumulative voting rights.  There is no annual meeting of shareholders, but special meetings may be held.  On any matter that affects only a particular investment Fund, only shareholders of that Fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement.

The Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees.  Fund shares are fully paid and nonassessable by the SSgA Funds and have no preemptive rights.

(1) Performance for the Class R shares before their inceptions (May 14, 2004) is derived from the historical performance of the Institutional Classes, adjusted for the higher operating expenses related to distribution and shareholder servicing.

(2) The Fund commenced operations on March 22, 2005.

(3) The Fund commenced operations on May 11, 2005.

(4) The Fund commenced operations on December 17, 2007.

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The SSgA Funds do not issue share certificates.  Instead, the Transfer Agent sends monthly statements to shareholders of the Fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts.  Each statement also sets forth the balance of shares held in the account.

The SSgA Funds are authorized to divide shares of any Fund into two or more classes of shares.  The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase Fund provisions and conditions under which any Fund may have separate voting rights or no voting rights.  Each class of shares is entitled to the same rights and privileges as all other classes of the Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund’s portfolio securities.  The SSgA Funds includes the Institutional Class (the original class of shares), and two additional classes of shares:  Class R (SSgA Bond Market, Small Cap, International Stock Selection and Life Solutions Income and Growth, Life Solutions Balanced and Life Solutions Growth Funds) and Select Class (SSgA Emerging Markets Fund).

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA Funds shares are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Adviser from continuing to perform all or a part of the above services for its customers and/or the Fund.  If the Adviser were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services.  In such event, changes in the operation of the Fund may occur.  It is not expected by the Adviser that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY

The SSgA Funds have adopted the proxy voting policies of the Adviser.  The Adviser’s proxy voting policy is attached to this Statement.  You may obtain information regarding how the SSgA Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30: (1) without charge, upon request, by calling 1-800-997-7327; (2) on the Funds’ website at www.ssgafunds.com; and (3) on the SEC’s website at http://www.sec.gov.

MASSACHUSETTS BUSINESS TRUST

Each individual Fund of the SSgA Funds is a series of a “Massachusetts business trust.” A copy of the SSgA Funds’ Master Trust Agreement is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Master Trust Agreement and the By-Laws of the SSgA Funds are designed to make the SSgA Funds similar in most respects to a Massachusetts business corporation. The principal distinctions between the two forms relate to shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Master Trust Agreement provides that the shareholders are not subject to any personal liability for the acts or obligations of the SSgA Funds and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the SSgA Funds contains a provision to the effect that the shareholders are not personally liable.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (1) tort claims, (2) contract claims where the provision referred to is omitted from the undertaking, (3) claims for taxes, and (4) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the SSgA Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the SSgA Funds. The Trustees intend to conduct the operations of the SSgA Funds in a way as to avoid, as far as possible, ultimate liability of the shareholders.

The Master Trust Agreement further provides that the name of the SSgA Funds refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the SSgA Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard

46

of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the SSgA Funds for any satisfaction of claims arising in connection with the affairs of the SSgA Funds. With the exceptions stated, the Trust’s Master Trust Agreement provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the SSgA Funds.

The SSgA Funds shall continue without limitation of time subject to the provisions in the Master Trust Agreement concerning termination by action of the shareholders and the Trustees upon notice to the shareholders.

FINANCIAL STATEMENTS

Each Fund’s financial statements as of and for the fiscal year ended August 31, 2009, appearing in the Funds’ 2009 Annual Report to Shareholders, and the reports thereon of Deloitte & Touche LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information.  For a more complete discussion of each Fund’s performance, please see the Funds’ Annual Reports to Shareholders, which may be obtained without charge by calling 1-800-647-7327 or through the Funds’ website at www.ssgafunds.com.

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DESCRIPTION OF SECURITIES RATINGS

Moody’s Investors Service, Inc. (“Moody’s”)

Long-Term Debt Ratings.

·                  Aaa — Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

·                  Aa — Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

·                  A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

·                  Baa — Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Long-Term Corporation and Tax-Exempt Debt Ratings. The two highest ratings of Moody’s for tax-exempt and corporate bonds are Aaa and Aa.  Tax-exempt and corporate bonds rated Aaa are judged to be of the “best quality.”  The rating of Aa is assigned to bonds which are of “high quality by all standards.”  Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger.  Moody’s may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category.  The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a “con” indicating the bonds are rated conditionally.  Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.  In addition, Moody’s has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

Short-Term Corporate, Commercial Paper and Tax-Exempt Debt Ratings. Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

·                  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

·                  Leading market positions in well-established industries.

·                  High rates of return on funds employed.

·                  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

·                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

·                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

·                  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and

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coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

·                  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

·                  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Tax-Exempt Note Ratings. Moody’s ratings for state and municipal notes and other short-term obligations are designated Moody’s Investment Grade (“MIG”).  MIG-1/VMIG-1 denotes best quality.  There is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.  MIG-2/VMIG-2 denotes high quality, with margins of protection ample although not as large as in the MIG-1/VMIG-1 group.

Standard & Poor’s Corporation (“S&P”)

Long-Term Debt Ratings.  The ratings are based, in varying degrees, on the following considerations:  (1) The likelihood of default — capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

·                  AAA — Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

·                  AA — Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

·                  A — Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

·                  BBB — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Corporate, Commercial Paper and Tax-Exempt Debt Ratings. The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA.  Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal.  Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree.  The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.  The foregoing ratings are sometimes followed by a “p” indicating that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

·                  A-1 — This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

·                  A-2 — Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

Tax-Exempt Notes Ratings. An S&P rating of SP-1 indicates very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.  Notes rated SP-2 are issued by issuers that exhibit satisfactory capacity to pay principal and interest.

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Fitch’s Investors Service, Inc. (“Fitch”)

Long-Term Corporate and Tax-Exempt Debt Ratings. The two highest ratings of Fitch for tax-exempt and corporate bonds are AAA and AA.  AAA bonds are considered to be investment grade and of the highest credit quality.  The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.  AA bonds are considered to be investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.  Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.  Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

Short-Term Corporate, Commercial Paper, and Tax-Exempt Debt Ratings. Fitch’s short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years.  The highest rating of Fitch for short-term securities encompasses both the F-1+ and F-1 ratings.  F-1+ securities possess exceptionally strong credit quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.  F-1 securities possess very strong credit quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.  F-2 securities possess good credit quality and have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.Commercial paper rated by Fitch reflects Fitch’s current appraisal of the degree of assurance of timely payment of such debt.  An appraisal results in the rating of an issuer’s paper as F-1, F-2, F-3, or F-4.

·                  F-1 — This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

·                  F-2 — Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff & Phelps Credit Rating Co. (“D&P”)

Long-Term Corporate and Tax-Exempt Debt Ratings. The two highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA and AA.  Securities rated AAA are of the highest credit quality.  The risk factors are considered to be negligible, being only slightly more than for risk-free US Treasury debt.  Securities rated AA are of high credit quality.  Protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.  The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

Short-Term Corporate, Commercial Paper and Tax-Exempt Debt Ratings. The highest rating of D&P for commercial paper is Duff 1.  D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.  Duff 1 plus indicates highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free US Treasury short-term obligations.  Duff 1 indicates very high certainty of timely payment.  Liquidity factors are excellent and supported by strong fundamental protection factors.  Risk factors are considered to be minor.  Duff 1 minus indicates high certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.  Duff 2 indicates good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

IBCA Limited and IBCA Inc. (“IBCA”)

Long-Term Corporation and Tax-Exempt Debt Ratings. The two highest ratings of IBCA for corporate bonds are AAA and AA.  Obligations rated AAA by IBCA have the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.  Obligations for which there is a very low expectation of investment risk are rated AA.  IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within a major rating category.  IBCA does not rate tax-exempt bonds.

Short-Term Corporate and Tax-Exempt Debt Ratings. IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal banking subsidiaries.  The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment.  Those obligations rated A1+ are supported by the highest capacity for timely repayment.  The designation A-2 by IBCA indicates that the obligation is supported by a satisfactory capacity for timely payment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thompson BankWatch (“Thompson”)

Long-Term Corporation and Tax-Exempt Debt Ratings. The two highest ratings of Thomson for corporate bonds are AAA and AA.  Bonds rated AAA are of the highest credit quality.  The ability of the obligor to repay principal and interest on a timely basis is

50

considered to be very high.  Bonds rated AA indicate a superior ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.  These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.  Thomson does not rate tax-exempt bonds.

Short-Term Corporate and Tax-Exempt Debt Ratings. Thomson’s short-term paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by banks and financial institutions.  The designation TBW-1 represents the highest short-term rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.  The designation TBW-2 represents the second highest short-term rating category and indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

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PROXY VOTING POLICY

Introduction

SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients.  This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security.  Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies.  FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.  The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team.  FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:

1)     describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)     provides the client with this written proxy policy, upon request;

3)     discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)     matches proxies received with holdings as of record date;

5)     reconciles holdings as of record date and rectifies any discrepancies;

6)     generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)     documents the reason(s) for voting for all non-routine items; and

8)     keeps records of such proxy voting available for inspection by the client or governmental agencies.

Process

The SSgA Corporate Governance Team is comprised of corporate governance professionals and governance analysts. The responsibilities of the SSgA Corporate Governance Team include corporate governance research and analysis across domestic and global investment strategies, with oversight of all governance and proxy voting processing on SSgA discretionary portfolios.. In addition, the Corporate Governance Team assumes responsibility for voting decisions on certain case-by-case items, informal commencement of engagement activities for the purposes of advocating SSgA positions on various governance issues, and the research and analysis of all governance related issues impacting shareholder value. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. (“RMG”), a firm with expertise in the proxy voting and corporate governance fields.  RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments.  This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal.  To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed.  This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions.  If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting.  On issues that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters.  The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy.  The Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.

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that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters.  The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy.  The Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)                                    proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)                                 proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

The Governance Team identifies these proxies using a number of methods, including but not limited to in house governance research, notifications from RMG and other third party research providers, concerns of clients or issuers, review by Governance Team analysts, and questions from consultants.  The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources.  If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision.  In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients.  As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio’s holdings.  With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies.  The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG that are deemed highly significant, the issue is referred to the Chairman of the Investment Committee for a determination of the proxy vote.  The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under “Potential Conflicts”).  If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed.  If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients.  At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest.  However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy.  The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines.  However, FM also endeavors to show sensitivity to local market practices when voting these proxies. This may lead to contrasting votes to the extent that local practices around items requiring shareholder approval differ from market to market. For example, in certain non-US markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice.  FM votes in all markets where it is feasible to do so.  Note that certain custodians utilized by our clients do not offer proxy voting in every non-US jurisdiction.  In such a case, FM will be unable to vote such a proxy.

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Voting

For most issues and in most circumstances, we abide by the following general guidelines.  However, it is important to remember that these are simply guidelines.  As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I.                                         Generally, FM votes for the following ballot items:

Board of Directors

·                  Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer.

·                  Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry.  In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

·                  Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

·                  Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

·                  The establishment of annual elections of the board of directors unless the board is comprised of a supermajority of independent directors, including wholly independent board committees, and the company does not have a shareholder rights plan (poison pill)

·                  Mandates requiring a majority of independent directors on the Board of Directors

·                  Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

·                  Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

·                  Elimination of cumulative voting

·                  Establishment of confidential voting

·                  Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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Auditors

·                  Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

·                  Auditors’ compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

·                  Discharge of auditors*

·                  Approval of financial statements, auditor reports and allocation of income

·                  Requirements that auditors attend the annual meeting of shareholders

·                  Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

·                  Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

·                  Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

·                  Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

·                  Capitalization changes which eliminate other classes of stock and/or unequal voting rights

·                  Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

·                  Elimination of pre-emptive rights for share issuance of less than a certain  percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

·                  Elimination of shareholder rights plans (“poison pill”)

·                  Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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·                  Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

·                  Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)

·                  Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

·                  Stock purchase plans with an exercise price of not less that 85% of fair market value

·                  Stock option plans which are incentive based and not excessively dilutive.  In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count.  We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

·                  Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

·                  Expansions to reporting of financial or compensation-related information, within reason

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

·                  Remuneration policies that are judged to be in-line with local market practices.

Routine Business Items

·                  General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

·                  Change in Corporation Name

·                  Mandates that amendments to bylaws or charters have shareholder approval

Other

·                  Adoption of anti-”greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

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·                  Repeals or prohibitions of “greenmail” provisions

·                  “Opting-out” of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

·                  Establishment of classified boards of directors, unless 80% of the board is independent and the company does not have shareholder rights plan (poison pill),

·                  Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

·                  Limits to tenure of directors

·                  Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

·                  Restoration of cumulative voting in the election of directors

·                  Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director  provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer

·                  The elimination of shareholders’ right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).

·                  Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy

·                  Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

·                  Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

·                  (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

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·                  (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

·                  Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

·                  Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

·                  Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

·                  Adjournment of Meeting to Solicit Additional Votes

·                  Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”)

Executive Compensation/Equity Compensation

·                  Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

·                  Retirement bonuses for non-executive directors and auditors

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

·                  Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

·                  Reincorporation in a location which has more stringent anti-takeover and related provisions

·                  Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

·                  Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

·                  Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

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·                  Proposals which require inappropriate endorsements or corporate actions

·                  Proposals asking companies to adopt full tenure holding periods for their executives

III.                                 FM evaluates Mergers and Acquisitions on a case-by-case basis.  Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders.  However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

·                  Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

·                  Against offers when we believe that  reasonable prospects exist for an enhanced bid or other bidders

·                  Against offers where, at the time of voting, the current market price of the security exceeds the bid price

·                  For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

·                  For offers made at a premium where no other higher bidder exists

Protecting Shareholder Value

We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.  However, we use each piece of information we receive — whether from clients, consultants, the media, the issuer, RMG or other sources — as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients.  We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

FM regularly engages with companies to discuss a variety of corporate governance issues, with the goal of obtaining insight on the principles and practices that drive our voting decisions.  Through our discussions with boards and management, we seek to strengthen the quality of corporate governance, as a means to protect and enhance shareholder value. During our discussions, we focus on the attributes and practices that we believe enhance our clients’ returns.

In addition to tracking lists provided by third party advisory firms, the Governance Team screens for underperforming issuers that may trigger a deeper review of company governance profiles and practices.  The Governance Team, along with the Proxy Review Committee when necessary, will monitor and perform case-by-case analyses of companies identified through these screens.

As an active shareholder, FM’s role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize

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the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder.  We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate.  To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns.  Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest.  As a fiduciary to its clients, FM takes these potential conflicts very seriously  While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take.  Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process:  customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists.  (These lists are updated quarterly.)  If the issuer’s name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the SSgA Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client.    In such situations, the SSgA Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy.  The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:

1)              FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)              a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)              a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

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4)              a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)              a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.

Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

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Filed pursuant to Rule 485(a)

File Nos. 33-19229; 811-5430

SSgA FUNDS

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

1-800-997-7327

www.ssgafunds.com

STATEMENT OF ADDITIONAL INFORMATION

SSGA BOND MARKET FUND

SSGA BOND MARKET FUND — CLASS R

SSGA INTERMEDIATE FUND

SSGA HIGH YIELD BOND FUND

DECEMBER     , 2009

This Statement of Additional Information (“Statement”) is not a Prospectus but should be read in conjunction with the Funds’ current Prospectus dated December     , 2009.  This Statement describes the SSgA Funds generally and provides additional information about the Funds listed above. To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Funds’ financial statements incorporated herein by reference, please call 1-800-647-7327. You may also obtain the Prospectus or Annual Report through the SSgA Funds’ website at www.ssgafunds.com.  Capitalized terms used in this Statement and not otherwise defined have the meanings assigned to them in the Prospectus.

1

HISTORY	3

DESCRIPTION OF INVESTMENTS AND RISKS	3

INVESTMENT STRATEGIES	3
DERIVATIVES, HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES	10
SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS	12
INVESTMENT RESTRICTIONS	14
TEMPORARY DEFENSIVE POSITION	15
PORTFOLIO TURNOVER	15

MANAGEMENT OF THE FUNDS	16

BOARD OF TRUSTEES AND OFFICERS	16
COMPENSATION	21
EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008	22
CONTROLLING AND PRINCIPAL SHAREHOLDERS	22

INVESTMENT ADVISORY AND OTHER SERVICES	23

ADVISOR	23
PORTFOLIO MANAGERS	24
ADMINISTRATOR	25
CUSTODIAN	27
TRANSFER AND DIVIDEND PAYING AGENT	27
DISTRIBUTOR	28
CODE OF ETHICS	29
DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS	29
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	31
LEGAL COUNSEL	31

BROKERAGE PRACTICES AND COMMISSIONS	31

PRICING OF FUND SHARES	33

TAXES	33

CALCULATION OF PERFORMANCE DATA	35

ADDITIONAL INFORMATION	37

SHAREHOLDER MEETINGS	37
CAPITALIZATION AND VOTING	37
FEDERAL LAW AFFECTING STATE STREET	38
PROXY VOTING POLICY	38
MASSACHUSETTS BUSINESS TRUST	38

FINANCIAL STATEMENTS	39

DESCRIPTION OF SECURITIES RATINGS	40

PROXY VOTING POLICY	43

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HISTORY

The SSgA Funds is a single legal entity organized on October 3, 1987 as a Massachusetts business trust, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Master Trust Agreement”).

DESCRIPTION OF INVESTMENTS AND RISKS

The SSgA Funds is registered with the Securities and Exchange Commission (the “SEC”) as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The SSgA Funds operates distinct investment portfolios referred to individually as a “Fund” or collectively as the “Funds”. SSgA Funds offers shares of beneficial interest in the Funds as described in the applicable Prospectuses.  Other than the SSgA Tuckerman Active REIT Fund, each of the Funds is diversified as provided by the 1940 Act. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities of any single issuer limited to 5% or less of each of the Fund’s total assets, and to not more than 10% of the outstanding voting securities of such issuer.

INVESTMENT STRATEGIES

(a)           Investment Strategies Common to the Funds:  To the extent consistent with each Fund’s investment objective and restrictions, the Funds covered by this Statement may invest in the following instruments and utilize the following investment techniques (unless otherwise noted):

Industry Concentration for Certain Fixed Income Securities. For purposes of determining whether the issuer of a security held by a Fund is part of a particular industry, the Funds’ adviser uses industry classifications identified in the Barclays Capital Index system for securities other than asset-backed securities (“ABS”).  To the extent a Fund invests in ABS, the adviser determines an industry concentration based on a variety of factors, which might in any case include an analysis of the nature and structure of the issuer, the type of underlying collateral, and the nature of the Fund’s interest. Certain securities backed by U.S. residential mortgage-backed securities (“RMBS”) are classified by the adviser on the basis of the FICO (Fair Isaac & Co.) scores associated with the mortgage pool to which they relate.  The following classifications are currently used :  mortgage pools with FICO scores of 700 and above are classified as RMBS — Prime; mortgage pools with FICO scores between 625 and 699 are classified as RMBS — Midprime; mortgage pools with FICO scores of 624 and below are classified as RMBS- Subprime.

Asset-Backed Securities.  Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities.  The degree of credit-enhancement varies, applying only until exhausted and generally covering only a fraction of the security’s par value.

The value of asset-backed securities is affected by changes in the market’s perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement.  The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor.  The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities.  Use of asset-backed securities will represent less than 5% of a Fund’s total assets by issuer.

Mortgage-Related Securities.  Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans.  These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States.  The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates.  The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development.  Government-related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate

3

instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders.  Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.  Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

1.     GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”).  Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration.  Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment.  Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the “modified pass-through” mortgage certificate type.  GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans.  The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty.  The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2.     FHLMC Mortgage Participation Certificates (“Freddie Macs”).  Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable.  Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3.     FNMA Guaranteed Mortgage Pass-Through Certificates (“Fannie Maes”).  Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties.  FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans.  The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity.  Prepayment rates vary widely and may be affected by changes in mortgage interest rates.  In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate.  Accordingly, it is not possible to predict accurately the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.  Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

US Government Obligations.  The types of US Government obligations in which each Fund may at times invest include:  (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following:  (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are:  Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export—Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan

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Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association).  No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.  Each Fund may purchase US Government obligations on a forward commitment basis.

Since September 2008, Fannie Mae and Freddie Mac (together, the “GSEs”) have been placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”).  The US Treasury, FHFA and the Federal Reserve have taken the steps to support the conservatorship.  No assurance can be given that those initiatives with respect to the debt and mortgage-backed securities issued by the GSEs and acquired by any of the funds will be successful.

Repurchase Agreements.  A Fund enters into repurchase agreements with banks and other financial institutions, such as broker-dealers.  Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund’s cost plus interest within a specified time.  In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral.  Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the original purchase price plus interest within a specified time. The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by the Custodian or another Board-approved custodian bank until repurchased.  Repurchase agreements assist the Fund in being invested fully while retaining “overnight” flexibility in pursuit of investments of a longer-term nature.  Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser continually monitors and considers satisfactory.  If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement.  In addition, in the event of a bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders.

Reverse Repurchase Agreements.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes.  A Fund may enter into reverse repurchase agreements with respect to portfolio securities in accordance with its investment restrictions. Under a reverse repurchase agreement, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date by repaying the cash with interest.  The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions.  Cash or liquid high quality debt obligations from a Fund’s portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Custodian on the Fund’s records while a reverse repurchase agreement is in effect.  Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.  Reverse repurchase agreements may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage the Fund.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement.  In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

Illiquid Securities. A Fund may not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable.  These securities include repurchase agreements that have a maturity of longer than seven days, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and guaranteed investment contracts; participation interests; floating and variable rate demand obligations; and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days or for which there is no secondary market.  Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Trustees. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Forward Commitments.  A forward commitment is a contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests.  A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale.  When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make

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payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

SSgA High Yield Bond Fund does not invest in forward commitments.

When-Issued Transactions.  New issues of securities are often offered on a when-issued basis.  This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them.  The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

A Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy.  Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund’s records.  For the purpose of determining the adequacy of these securities the segregated securities will be valued at market.  If the market value of such securities declines, additional cash or securities will be segregated on the Fund’s records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.  No Fund will invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public’s perception of changes in the level of interest rates.  Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise.  Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in a Fund’s net asset value.

When payment for when-issued securities is due, a Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation).  The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Stripped (Zero Coupon) Securities.  Stripped securities are zero coupon bonds, notes and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the US Government, but the future payment of principal or interest on US Treasury obligations which they represent is so guaranteed. No Fund may invest more than 25% of its assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm.

Because a stripped security does not pay current income or interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value. The price of a stripped security is more volatile in response to interest rate changes than debt obligations of comparable maturities that make regular distributions of interest.  Taxable income from stripped securities is accrued by a Fund without receiving regular interest payments in cash.  As a result, a Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund.  Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

Eurodollar Certificates of Deposit (ECDs),  Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs).  ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks.  ETDs are US dollar denominated deposits in foreign banks or foreign branches of US banks.  YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

Purchase of Other Investment Company Funds.  A Fund may seek to achieve its investment objective by investing in the shares of certain other investment companies, or exchange traded funds registered as investment companies, that have substantially similar investment objectives and policies.  Federal law restricts the ability of one registered investment company to invest in another. As a

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result, the extent to which a Fund may invest in another investment company may be limited. With respect to investments in other mutual funds, pursuant to an SEC Order, the amount of securities of underlying mutual funds that a Fund may hold may exceed the limitations in the 1940 Act, provided that certain conditions are met. The conditions are intended to address certain abuses perceived to be associated with a “fund-of-funds,” including unnecessary costs (such as sales loads, advisory fees that may be borne by a Fund and administrative costs), and undue influence by a fund-of-funds over the underlying fund. The conditions apply only when a Fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Forward Currency Transactions. The Funds’ participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to a Fund’s specific receivables or payables generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to “lock in” the US dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. A Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund’s assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When a Fund engages in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, it must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund “covers” a forward currency position generally by entering into an offsetting position. The transaction costs to a Fund of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur.  If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price. At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which it will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, a Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

Lower Rated Debt Securities. Each Fund may invest in lower rated debt securities. On the whole, issuers of non-investment grade debt have higher financial leverage and are smaller, as measured by total revenues and total market value, than issuers of investment grade debt.  This higher leverage and smaller issuer size makes lower rated debt securities more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities may be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are more limited than those for higher rated securities. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund’s shares.

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Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of the Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The Adviser may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency’s opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than a rating indicates.  Please see “Description of Securities Ratings.”

Securities Lending.  A Fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan.  Such loans may be terminated at any time, and a Fund will receive cash or other obligations as collateral.  In a loan transaction, as compensation for lending its securities, a Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash.  In addition, a Fund will receive the amount of all dividends, interest and other distributions on the loaned securities.  However, the borrower has the right to vote the loaned securities.  A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.  Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral.  Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing.  In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral.  A Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.  This strategy is not used to leverage any Fund.

High Risk, High Yield Bonds.  The Fund will invest in high risk, high yield bonds.  Securities rated below BBB by Standard & Poor’s Rating Group (“S&P”) or Baa by Moody’s Investors Service (“Moody’s”) involve greater risks, including credit and liquidity risk, than securities in higher rating categories.  Bonds rated below BBB by S&P (BB, B, CCC, CC, C and D) are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the securities are vulnerable to non-payment and represents the lowest degree of speculation within the non-investment grade universe; and D indicates the bonds have failed to pay interest or principal and represents the highest degree of speculation. Please see “Risk Factors — Lower Rated Debt Securities” in this Statement.

(b)           Investment Strategies Specific to some, but not all, Funds:  A Fund may invest in the following instruments and utilize the following investment techniques:

Applicable to SSgA Intermediate Fund and SSgA High Yield Bond Fund only as a non-principal strategy:

Mortgage-Backed Security Rolls.  A Fund may participate in “forward roll” transactions with respect to mortgage-backed securities it holds.  In a forward roll transaction, a Fund will sell a mortgage security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price.  The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold.  Risks of mortgage-backed security rolls include:  (1) the risk of prepayment prior to maturity; (2) the possibility that the Fund may not be entitled to receive interest and principal payments on the securities sold and that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll; and (3) the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to purchase the securities.  Upon entering into a mortgage-backed security roll, the participating Fund will place cash, US Government securities or other high-grade debt securities in a segregated account with Custodian in an amount equal to its obligation under the roll.

Interest Rate Swaps, Credit Default Swaps, Total Return Swaps, Index Securities Referencing a Basket of Credit Default Swaps, and Interest Rate Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Credit default swaps involve the receipt of floating or fixed-rate payments in exchange for assuming potential credit losses of an underlying security. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Total return swaps involve the receipt or payment of the “total return” of a defined underlying asset in exchange for the payment or receipt of a cash flow based on a predetermined floating rate. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar

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is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. A Fund may enter into swap transactions for hedging purposes or to seek to increase total return. The use of interest rate and credit default swaps and total return swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values or interest rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. These transactions are intended to be used as a hedge and not as a speculative investment.

Applicable to SSgA Bond Market Fund only:

Convertible Securities.  The Funds may hold convertible securities of foreign or domestic issuers if delivered to the Funds in connection with debt securities held by the Funds.  A convertible security is a fixed-income security which may be converted into the issuer’s common or preferred stock at a stated price within a specified period of time.  Convertible securities are senior to common stocks in a corporation’s capital structure but are usually subordinated to similar nonconvertible securities.  Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security’s underlying common stock.  The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

Special Situations and Illiquid Securities.  Carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities, and other similar vehicles (collectively, “special situations”) could enhance the Fund’s capital appreciation potential.  These investments are generally illiquid.  The Fund currently does not intend to invest more than 5% of net assets in all types of illiquid securities or securities that are not readily marketable, including special situations. In no case will the Fund invest more than 15% of its net assets in illiquid securities.  Due to foreign ownership restrictions, the Fund may invest periodically in illiquid securities which are or become illiquid due to restrictions on foreign ownership imposed by foreign governments.  Said securities may be more difficult to price and trade.  The absence of a regular trading market for illiquid securities imposes additional risks on investment in these securities.  Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

(c)           Description of Benchmark Indices. The following are descriptions of indices against which certain Funds measure their performance, or from which a Fund chooses securities for investment.

SSgA Bond Fund measures its performance against the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is made up of the Government/Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Index.  The Government/Corporate Bond Index includes the Government and Corporate Bond Indices.  The Index includes all public obligations of the US Treasury (excluding foreign-targeted issues); all publicly issued debt of US Government agencies and quasi-federal corporations; corporate debt guaranteed by the US Government; and all publicly issued, fixed rate, nonconvertible, investment grade, dollar denominated, SEC registered corporate and non-corporate debt.  Corporate sectors include, but are not limited to, industrial, finance, and utility. Non-corporate sectors include, but are not limited to, sovereign, supranational, foreign agency, and foreign local government sovereign debt; and debt issued or guaranteed by foreign sovereign governments, municipalities or governmental agencies or international agencies.

The mortgage component of the Barclays Capital U.S. Aggregate Bond Index includes 15- and 30-year fixed rate securities backed by mortgage pools of GNMA, FHLMC, and FNMA.  Balloons are included in the index.  The Asset-Backed Index is composed of credit card, auto and home equity loans (pass-throughs, bullets and controlled amortization structures).  All securities have an average life of at least one year.

SSgA Intermediate Fund measures its performance against the Barclays Capital U.S. Intermediate Government/Credit Bond Index.  The Fund also intends to maintain an average maturity and duration similar to that of, the index. The index comprises all securities that appear in the Barclays Capital U.S. Aggregate Bond Index that have maturities ranging from one to ten years only.  The index includes the Government and Corporate Bond Indices.  The index includes fixed rate debt issues rated investment-grade or higher by Moody’s, S&P or Fitch, in that order.  All issues in the index have at least one year to maturity and an outstanding par value of at least $250 million.

SSgA High Yield Bond Fund measures its performance against the Barclays Capital U.S. High Yield Bond Index.  The index includes fixed rate, public nonconvertible, noninvestment-grade issuers registered with the SEC that are rated Ba1 or lower by Moody’s.  If a Moody’s rating is unavailable, the bonds must be rated BB+ or lower by S&P, or by Fitch’s Investors Service if an S&P rating is unavailable.  A small number of unrated bonds is included in the Index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

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DERIVATIVES, HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Funds described in this Statement may use derivatives instruments, among other things, to hedge against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, and options on futures.  The Funds have authority to write (sell) covered call and put options on portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures and may enter into such options and futures transactions either on exchanges or in the over-the-counter (OTC) markets.  Although certain risks are involved in options and futures transactions, the Adviser believes that, because a Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of a Fund will not subject it to the risks frequently associated with the speculative use of options and futures transactions.  The Funds may also choose to use futures to generate exposure to securities or markets more efficiently than through direct investment in a security or group of securities.  Although the use of hedging strategies by a Fund is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value will nevertheless fluctuate.  There can be no assurance that the use of derivatives or hedging transactions will be effective.

Interest Rate and Financial Futures Options.  The Funds may invest in interest rate futures contracts, foreign currency futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering interest rates, several indexes and a number of financial instruments and foreign currencies.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a US or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is “covered” or if the Funds at all times maintains with the Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is “covered.”

Restrictions on the Use of Futures Transactions.  The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received.  Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker.  This amount is known as “initial margin” and represents a “good faith” deposit assuring the performance of both the purchaser and seller under the futures contract.  Subsequent payments to and from the broker, called “variation margin,” are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as “marking to market.”  At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract.  A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain.  In addition, a nominal commission is paid on each completed sale transaction.

Risk Factors in Options, Futures and Forward Transactions.  The use of options and futures involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities which are the subject of the hedge.  If the price of the options or futures moves more or less than the price of hedged

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securities, a Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge.  The successful use of options and futures also depends on the Adviser’s ability to correctly predict price movements in the market involved in a particular options or futures transaction.  To compensate for imperfect correlations, a Fund may purchase or sell index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the index options or futures contracts.  Conversely, a Fund may purchase or sell fewer index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the index options or futures contracts.  The risk of imperfect correlation generally tends to diminish as the maturity date of the index option or futures contract approaches.  Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise.  In general, options whose strike prices are close to their underlying instruments’ current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Funds intend to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Adviser believes a Fund can receive on each business day at least two independent bids or offers.  However, there can be no assurance that a liquid secondary market will exist at any specific time.  Thus, it may not be possible to close an options or futures position.  The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.  There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option. To the extent that the Fund uses futures, options or forward instruments to gain direct exposure to a security or market, the use of such instruments could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses.

The exchanges on which options on portfolio securities and currency options are traded have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers).  “Trading limits” are imposed on the maximum number of contracts which any person may trade on a particular trading day.

Certain Regulatory Aspects of Use of Futures and Options on Futures. The Funds are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

Writing Covered Call Options.  The Funds are authorized to write (sell) covered call options on the securities in which they may invest and to enter into closing purchase transactions with respect to such options.  Writing a call option obligates a Fund to sell or deliver the option’s underlying security, in return for the strike price, upon exercise of the option.  By writing a call option, the Fund receives an option premium from the purchaser of the call option.  Writing covered call options is generally a profitable strategy if prices remain the same or fall.  Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline.  By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.  In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options.  The Funds are authorized to write (sell) covered put options on their portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it.  The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price.  If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Funds may write put options as an alternative to purchasing actual securities.  If security prices rise, a Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the Fund would expect to suffer a loss.  This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options.  The Funds are authorized to purchase put options to hedge against a decline in the market value of their portfolio securities.  By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Funds’ risk of loss through a decline in the market value of the security until the put option expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs.  Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.  A closing sale transaction cancels out the Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased.  The Funds will not purchase

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put options on securities (including stock index options) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by a Fund would exceed 5% of the market value of its total assets.

Purchasing Call Options.  The Funds are also authorized to purchase call options.  The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price (call options on futures contracts are settled by purchasing the underlying futures contract).  A Fund will purchase call options only in connection with “closing purchase transactions.” The Funds will not purchase call options on securities (including stock index options) if as a result of such purchase the aggregate cost of all outstanding options on securities held by a Fund would exceed 5% of the market value of its total assets.

Restrictions on OTC Options.  The SSgA Funds described in this Statement may engage in OTC options (including OTC foreign security and currency options and options on foreign security and currency futures if permitted by its investment mandate), only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.  The Fund will acquire only those OTC options for which the Adviser believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities.  Therefore, the Funds have adopted an operating policy pursuant to which they will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of:  (1) the market value of outstanding OTC options held by a Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by a Fund; (3) margin deposits on a Fund’s existing OTC options on futures contracts; and (4) the market value of all other assets of a Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of its net assets, taken at market value.  However, if an OTC option is sold by a Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and a Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (current market value of the underlying security minus the option’s strike price).  The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is “in-the-money.”

Asset Coverage for Futures and Options Positions.  The Funds described in this Statement will not use leverage in their options and futures strategies.  Such investments will be made for hedging purposes only.  A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies.  A Fund will not enter into an option or futures position that exposes it to an obligation to another party unless it owns either:  (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.  The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed.  The Funds’ Custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account.  Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities.  As a result, there is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meeting redemption requests or other current obligations.

SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS

The SSgA Funds maintain portfolio holdings disclosure policies (“Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Disclosure Policies have been approved by the Board of Trustees. Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds’ fiscal quarter on their website at www.ssgafunds.com.  Quarterly reports will remain on the site until the next quarter’s quarterly reports are posted.

The Disclosure Policies provide that no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party or shareholder, both individual and institutional, except as provided in the Disclosure Policies. The Disclosure Policies require that any non-public disclosure of the Funds’ portfolio holdings to any party, including any shareholder, may only be made if limited exceptions contained in the Disclosure Policies are satisfied. These exceptions are noted below:

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a)     The Disclosure Policies permit disclosure of non-public Funds portfolio holdings to any party if that party has signed a written confidentiality agreement that is in form and substance acceptable to, and approved by, the Funds’ officers.  Fund officers may determine what parties to provide such information to, but will report such disclosures, including the form of the confidentiality agreement, at regular Board of Trustees meetings.   No compensation or other consideration is paid as a part of any such arrangement.

b)    The Disclosure Polices permit the disclosure of any and all portfolio information to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Adviser, Sub-Advisor, the Trustees, the directors of the Adviser, the Funds’ Custodian, Distributor, Transfer Agent, Administrator, Independent Accountants, Funds counsel, and each of their respective affiliates and advisors, so long as the disclosure is subject to duties of confidentiality imposed by law and/or contract as determined by the Funds’ officers.   The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

c)     The Disclosure Policies permit disclosure to numerous mutual Fund evaluation services (such as Morningstar and Lipper) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes.  These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.  In order to facilitate the review of the Funds by these services and departments, the Disclosure Policies provide that the Funds may distribute (or authorize the Administrator, Advisor, Sub-Advisor and the Funds’ Custodian or Fund accountants to distribute) periodic portfolio holdings to such services and departments.  If the disclosure of portfolio holding information to any service or department is prior to the public disclosure of this information, the Disclosure Policies require that the service or department enter into a written obligation of confidentiality, approved by a Fund officer.  No compensation or other consideration is paid as a part of any such arrangement.

d)    The Disclosure Policies permit the Adviser’s trading desk to periodically distribute lists of investments held by its clients (including the Funds) for general analytical research purposes.  The Disclosure Policies allow this type of disclosure provided that those lists do not identify individual clients or individual client position sizes and that for equity securities, those lists do not show aggregate client position sizes. The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

e)     The Disclosure Policies permit the disclosure of portfolio holdings information as may be required by applicable law.

The Disclosure Policies permit portfolio managers and other senior officers or spokespersons of the Administrator, Advisor, Sub-Advisor or the Funds to disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the Disclosure Policies.  For example, a portfolio manager discussing a Fund may indicate that he owns XYZ company for the Fund only if the Fund’s ownership of such company has previously been publicly disclosed.

In determining whether non-public holdings information should be provided to any party in compliance with the Disclosure Policies, Fund officers will consider, among other things, the requesting parties need for such information and whether providing such information is in the best interests of shareholders.  In the event of a conflict, a Fund officer will present information to the Board for their consideration.

The Funds’ Board of Trustees, the Administrator, the Adviser or the Sub-Advisor may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.  The Disclosure Policies will be reviewed and tested by the Funds’ Chief Compliance Officer.

The Disclosure Policies may not be waived, or exceptions made, without the consent of a Fund officer.  All waivers and exceptions of the Disclosure Policies involving the Funds must be disclosed to the Board of Trustees of the Funds no later than its next regularly scheduled quarterly meeting.

The Disclosure Policies are intended to ensure compliance by the Funds’ Administrator, Advisor, Sub-Advisor and the Funds with applicable regulations of the federal securities laws, including the 1940 Act and the Investment Advisers Act of 1940, as amended.  It is the policy of the Administrator, Advisor and Sub-Advisor to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Funds.

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INVESTMENT RESTRICTIONS

Each Fund is subject to certain investment restrictions, which are considered either fundamental or nonfundamental.  A nonfundamental restriction may be changed by a vote of the Board of Trustees without shareholder approval.  A fundamental restriction may only be changed by a vote of a “majority of the outstanding voting securities” of the Funds.  A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.  Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is made. Except as specifically noted below:

1.     A Fund will not invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities).  Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. (Fundamental restriction applicable to each Fund.)

2.     A Fund will not borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund’s assets taken at market value, less liabilities other than borrowings.  If at any time the Fund’s borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation.  The Funds will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.  (Fundamental restriction applicable to each Fund.)

3.     A Fund will not pledge, mortgage or hypothecate its assets.  However, the Funds may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of the Fund’s total assets to secure borrowings permitted by paragraph (2) above. (Fundamental restriction applicable to each Fund.)

4.     A Fund will not with respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s assets and to not more than 10% of the outstanding voting securities of such issuer. (Fundamental restriction applicable to each Fund.)

5.     A Fund will not make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements.  The Funds may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund’s total assets. (Fundamental restriction applicable to each Fund.) With respect to SSgA Intermediate Fund, portfolio securities may be loaned if collateral values are continuously maintained at no less than 100% by “marking to market” daily.

6.     A Fund will not purchase or sell commodities or commodity futures contracts except that the Funds may enter into futures contracts and options thereon for hedging purposes, including protecting the price or interest rate of a security that the Funds intends to buy and which relate to securities in which the Funds may directly invest and indices comprised of such securities, and may purchase and write call and put options on such contracts. (Fundamental restriction applicable to each Fund.)

7.     A Fund will not purchase or sell real estate or real estate mortgage loans; provided, however, the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein. (Fundamental restriction applicable to each Fund.)

8.     A Fund will not engage in the business of underwriting securities issued by others, except that the Funds will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition. (Fundamental restriction applicable to each Fund.)

9.     A Fund will not issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act. (Fundamental restriction applicable to each Fund.)

10.   A Fund will not purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund’s aggregate investment in such securities would exceed 5% of the Fund’s total assets. (Fundamental with respect to SSgA Intermediate Fund.)

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11.   A Fund will not make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.  The Funds may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options. (Fundamental with respect to SSgA Intermediate Fund.)

12.   A Fund will not purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Funds, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder. (Non-fundamental with respect to SSgA Intermediate Fund.)

13.   A Fund will not invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund’s shareholders, except that the Funds may invest in such securities to the extent permitted by the 1940 Act. These investment companies may charge management fees which shall be borne by the Funds. (Non-fundamental with respect to each Fund.)

14.   A Fund will not invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration. (Non-fundamental with respect to each Fund.)

15.   A Fund will not make investments for the purpose of gaining control of an issuer’s management. (Non-fundamental with respect to SSgA Bond Market Fund and SSgA Intermediate Fund.)

With respect to the industry concentration outlined in Investment Restriction No. 1, the Adviser treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.  To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.  If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

TEMPORARY DEFENSIVE POSITION

From time to time, a Fund may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions.  Temporary defensive positions may be taken, for example, to preserve capital or if the Fund is unable to pursue its investment strategies or acquire the types of securities in which it normally invests.  Temporary defensive positions will be in high-quality fixed income securities, cash or cash equivalents.  These positions include, but are not limited to: (1) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; (2) commercial paper, bank certificates of deposit, bankers’ acceptances and time deposits; (3)  repurchase agreements; or (4) uninvested cash, some or all of which may be held in a non-interest bearing demand deposit account at the Fund’s affiliated custodian.  The Advisor or Sub-Advisor has discretion in determining: (i) whether taking a temporary defensive position is appropriate for a Fund at a particular time, and (ii) the types of instruments that a Fund will hold in taking a temporary defensive position.

When taking a temporary defensive position, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

Generally, securities are purchased for the Funds for investment income and/or capital appreciation and not for short-term trading profits.  Except as otherwise stated in a Fund’s Prospectus or this Statement, the Adviser’s sell discipline for each Fund’s investment in securities is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Adviser in determining the appropriate investment horizon.  Therefore, the Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.

Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by a Fund during the year.  For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.  A high turnover rate (over 100%) will:  (1) increase transaction expenses which will adversely affect a Fund’s performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains. To the extent any realized gains are short-term capital gains, they will generally be taxed at ordinary income rates.  The payment of any taxes will impact a shareholder’s net return from holding an interest in a Fund.

Portfolio Turnover Rate. The following table shows each Fund’s portfolio turnover rate during the fiscal years ended August 31:

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Fund	2009	2008	2007
SSgA Bond Market Fund		287%	368%
SSgA Intermediate Fund		330%	511%
SSgA High Yield Bond Fund		106%	95%

MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called “Investment Advisory and Other Services.”). The Trustees hold office for the life of the SSgA Funds.  A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of SSgA Funds shares or by a vote of a majority of the Trustees.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding.  A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.  The Trustees who are not “interested persons” of the SSgA Funds (the “Independent Trustees”) shall be eligible to serve as Chairman of the Board for a two-year term on a rotating basis. The officers, all of whom are elected annually by the Board of Trustees and employed by either the Administrator or the Adviser or their affiliates, are responsible for the day-to-day management and administration of the SSgA Funds’ operations. For the fiscal year ended August 31, 2009 the Board of Trustees held 13 meetings (including one meeting of the Independent Trustees).

Committees of the Board of Trustees.  There are four standing committees of the Board of Trustees:

·      The Audit Committee’s primary functions are to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors’ specific representations as to their independence; meet with the Funds’ independent auditors, including private meetings, as necessary to: (i) review the arrangements for and scope of the annual audit and any special audits; (ii) discuss any matters of concern relating to the Funds’ financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) consider the auditors’ comments with respect to the Funds’ financial policies, procedures and internal accounting controls and management’s responses thereto; (iv) review the form of opinion the auditors propose to render to the Board and shareholders; (v) consider the effect upon the SSgA Funds of any changes in accounting principles or practices proposed by management or the auditors; (vi) review the fees charged by the auditors for audit and non-audit services; (vii) investigate improprieties or suspected improprieties in Fund operations; (viii) pre-approve Fund audit services and associated fees; (ix) pre-approve non-audit services provided to the Fund and to the Funds’ Adviser or service affiliates (entities that are affiliated with the Funds’ investment advisor and provide ongoing services to the Funds) where the services have a direct impact on the operations of financial reporting of the Fund; (x) receive and consider, prior to the filing of an audit report with the SEC, reports from the Funds’ independent auditor regarding their audit; (xi) receive and consider reports from Fund management of any significant deficiencies in the design or operation of the Funds’ internal controls; (xii)  report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and (xiii) perform such other functions consistent with the Audit Committee Charter, the SSgA Funds’ By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate. The Audit Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Audit Committee held 5 meetings.

·      The Valuation Committee’s primary purpose is to make fair value determinations as set forth in the SSgA Funds’ Securities Valuation Procedures.  The SSgA Funds have established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (“State Street”) and SSgA Funds Management, Inc.  The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting. The Valuation Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009, the Valuation Committee held 15 meetings.

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·      The primary function of the Governance Committee and the Nominating Sub-Committee is to review and evaluate the composition and performance of the Board and make nominations for membership on all Board committees and review the responsibilities of each committee; and to review governance procedures, compensation of Independent Trustees, and independence of outside counsel to the Trustees.  The Nominating Committee will not consider nominees recommended by securities holders.  The Governance Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Governance Committee held 3 meetings.

·      The primary functions of the Qualified Legal and Compliance Committee (the “QLCC”) are to receive quarterly reports from the SSgA Funds’ Chief Compliance Officer; to oversee generally the SSgA Funds’ responses to regulatory inquiries; and to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the SSgA Funds, its officers or the Trustees. The QLCC consists of all of the Independent Trustees.  During the fiscal year ended August 31, 2009, the QLCC held 4 meetings.

The following lists the SSgA Funds’ Trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and, with respect to the Trustees, other directorships held during the past five years.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
Independent Trustee Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	· Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Until December 2008, Director, Russell Trust Company; and · Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21
Interested Trustee Diane Glossman Born State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Trustee since September 2009	· [EXPERIENCE]	[21]

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
Interested Trustee Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Trustee since November 2008	· 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; · 2006 to Present, Trustee, Berea College; and · 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21
Independent Trustee William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Chairman, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); · Certified Financial Planner and Member, Financial Planners Association; and · Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21
Independent Trustee Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21
Independent Trustee Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Independent Chairman of the Board since January 2009 · Member (ex officio), Audit Committee · Member (ex officio), Governance Committee · Member (ex officio), Valuation Committee · Member (ex officio), QLCC	· 2003 to December 2008, Associate Justice, Commonwealth of Massachusetts Superior Court; · 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21
Independent Trustee	· Trustee since 1988	· March 2001 to April 2002, Chairman (1996 to	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	· Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC · Audit Committee Financial Expert

March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);

·                  Board Member, Healthcare Georgia Foundation (private foundation); and

·                  September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).

Independent Trustee Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	· Trustee since 1991 · Member, Audit Committee · Member, Governance Committee · Chairman, Valuation Committee · Member, QLCC	· Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21
Independent Trustee Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Alternate Chairman, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Chairman, QLCC · Audit Committee Financial Expert	· Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years
Principal Officer James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· President and Chief Executive Officer from January 2006 to Present · Principal Executive Officer since 2005

·                  2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);

·                  March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and

·                  President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Principal Officer Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Vice President since May 2006

·                  Principal, SSgA Funds Management, Inc. (investment advisor); and

·                  July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Principal Officer Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Chief Compliance Officer since August 2007	· 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and · 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.
Principal Officer Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	· Treasurer and Principal Accounting Officer since 2000

·                  Director — Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;

·                  Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and

·                  Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Principal Officer Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	· Secretary since 2007 and Chief Legal Officer since 2008

·                  US General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;

·                  Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and

·                  Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

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Compensation

Independent Trustees are paid each calendar year an annual base retainer fee of $70,000.  The SSgA Funds’ Chairman receives an additional annual retainer of $30,000.  In addition to the foregoing retainer fees, the Independent Trustees receive an annual retainer for committee membership as follows: $6,000 (Audit Committee); $4,000 (Governance and Nominating Committee); $7,000 (Valuation Committee); and $4,000 (Legal and Compliance Committee).  The Independent Trustees are paid a per-meeting fee for attendance of $6,000 (regular Board of Trustees meetings); $2,500 (Independent Trustees meetings); $4,000 (Audit Committee meetings), $2,500 (Governance and Nominating Committee meetings), $2,500 (Legal and Compliance Committee meetings called for purposes other than receiving reports from the Funds’ Chief Compliance Officer), $750 (telephonic meetings under thirty minutes), and $1,500 (telephonic meetings over thirty minutes).  The Chairman of each Committee receives an additional annual fee as follows:  $10,000 (Audit Committee); and $5,000 (Governance and Nominating Committees, Legal and Compliance Committee, and Valuation Committee). The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of SSgA Funds’ expenses. However, the SSgA Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified SSgA Funds.  The SSgA Funds’ officers are compensated by either the Administrator or the Adviser or their affiliates.

Trustee Compensation Table
For The Fiscal Year Ended August 31, 2009

	Aggregate Compensation From SSgA Funds	Pension Or Retirement Benefits Accrued As Part Of SSgA Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds And Fund Complex Paid To Trustees
Independent Trustees
Lynn L. Anderson, Chairman of the Board	$	$	$	$
Diane Glossman	$	$	$	$
Shawn C.D. Johnson	$	$	$	$
William L. Marshall	$	$	$	$
Steven J. Mastrovich	$	$	$	$
Patrick J. Riley	$	$	$	$
Richard D. Shirk	$	$	$	$
Bruce D. Taber	$	$	$	$
Henry W. Todd	$	$	$	$

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EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008

Trustee	Dollar Range Of Equity Securities In Each Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies

CONTROLLING AND PRINCIPAL SHAREHOLDERS

State Street may from time to time have discretionary authority over accounts which invest in shares of the SSgA Funds.  These accounts include accounts maintained for securities lending clients and accounts which permit the use of the Funds as short-term cash sweep investments.  Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares.  As of November 30, 2009, State Street held of record less than 25% of the issued and outstanding shares of the SSgA Funds (in the aggregate) in connection with its discretionary accounts, however, State Street may hold more than 25% of such shares in any one series of the Funds.  Consequently, State Street is not deemed to be a controlling person for purposes of the 1940 Act.

The Trustees and officers of Funds, as a group, own less than 1% of SSgA Funds’ voting securities.

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As of November 30, 2009, the following shareholders owned of record 5% or more of the issued and outstanding shares of each Fund described in this Statement. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

SSgA Bond Market Fund

·

SSgA Bond Market Fund  — Class R

·

SSgA High Yield Bond Fund

·

SSgA Intermediate Fund

·

INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

SSgA Funds Management, Inc. (the “Advisor”) serves as the SSgA Funds’ investment advisor pursuant to an Advisory Agreement dated May 1, 2001 (the “Advisory Agreement”).  The Adviser is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.  The Adviser, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. State Street, the SSgA Funds’ Custodian; Boston Financial Data Services, the Transfer and Dividend Paying Agent; and State Street Global Markets, LLC, the Funds’ Distributor, are affiliated persons of the Adviser. The address of the Adviser and State Street Corporation is State Street Financial Center, One Lincoln Street, Boston, MA  02111-2900.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Funds and either a majority of all Trustees or a majority of the shareholders of the Funds approve its continuance.  The Advisory Agreement may be terminated by the Adviser or a Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.  Please see the Funds’ Annual Reports to Shareholders for a discussion regarding the Board’s basis for approve the Advisory Agreement and the period covered by the approval.

Under the Advisory Agreement, the Adviser directs the SSgA Funds’ investments in accordance with each Fund’s investment objective, policies and limitations.  For these services, each Fund pays an annual management fee to the Adviser.  The management fee rate is a percentage of the average daily net asset value of a Fund, calculated daily and paid monthly.

The management fee is the same for each class of shares with respect to Funds with multiple classes.

Advisory Expenses. The following table shows the expenses each Fund accrued to the Adviser during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Bond Market Fund		$360,970	$1,179,302
SSgA Intermediate Fund		$128,837	$223,324
SSgA High Yield Bond Fund		$109,257	$122,785

The Adviser has contractually agreed to waive the Advisory fee or reimburse all expenses in excess of a certain percentage of average daily net assets on an annual basis for certain Funds.  The contractual waivers and reimbursements are in effect through December 31, 2008 and are considered from year to year on a calendar basis.  The applicable waivers and reimbursements are shown in the table below for the fiscal years ended August 31:

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Fund	Contractual Fee Waiver/Reimbursement (% of average daily net assets on an annual basis)	2009	2008	2007
SSgA Bond Market Fund	Reimbursement of all expenses in excess of .50% for the Institutional class and 1.00 for Class R		$328,270	$411,703

SSgA Intermediate Fund	Reimbursement of all expenses in excess of .60%		$198,428	$195,246
SSgA High Yield Bond Fund	Reimbursement of all expenses in excess of .75%		$96,157	$92,944

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund, a series of the SSgA Funds not presented in this Statement (the “Central Fund”). Shares of the Central Fund sold to and redeemed from any participating Fund will not be subject to a redemption fee, distribution fee or service fee.  If Central Fund shares sold to or redeemed from a participating Fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating Fund in an amount that offsets the amount of such distribution or service fee incurred by the participating Fund.

Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of the Funds’ advisory fees equal to the Advisory fee paid by the Fund to the Central Fund.  For the following SSgA Funds, the waiver amounted to the following for the fiscal year ended August 31:

Fund	2009	2008	2007
SSgA Bond Market Fund		$614	$0
SSgA Intermediate Fund		$538	$0
SSgA High Yield Bond Fund		$860	$0

PORTFOLIO MANAGERS

Other Accounts Managed. A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for multiple accounts. Potential conflicts may arise out of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while one of the funds managed by the same portfolio manager maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential

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conflict may arise when the portfolio manager has an investment in one or more accounts that seek to purchase or dispose of the same securities. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts.  For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

The Adviser manages each Fund using a team of investment professionals.  The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for each Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager.  Therefore, some accounts and assets have been counted twice.

Other Accounts Managed as of August 31, 2009

Portfolio Managers	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles	Assets Under Management (in billions)	Other Types of Accounts	Assets Under Management (in billions)	Asset Total (in billions)
SSgA Bond Market Fund and SSgA Intermediate Fund
Brian Kinney

Matt Pappas
SSgA High Yield Bond Fund
William Cunningham

Jeffrey Megar

Compensation. The compensation of the Adviser’s investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives.  The second factor taken into consideration is the size of the pool available for compensation.  SSgA Funds Management, Inc. is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool.  Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group.  The pool is then allocated on a discretionary basis to individual employees based on their individual performance.  There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy.  The same process is followed in determining incentive equity allocations.

Ownership of Securities.  As of August 31, 2009, the portfolio managers do not beneficially own any shares of any Fund described in this statement.

ADMINISTRATOR

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the SSgA Funds’ administrator, pursuant to an Administration Agreement dated January 1, 2008 (the “Administration Agreement”).  RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The Administrator’s mailing address is 909 A Street, Tacoma, WA  98402.

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RFSC is an affiliate of Russell Investments which, through its subsidiaries, provides comprehensive money manager evaluation services to institutional clients, including RIMCo. Russell Investments provides other services to large pools of investment assets, including:  (1) investment management services for Russell subsidiary-sponsored funds; and (2) transition management and portfolio implementation services. Russell Investments is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

Pursuant to the Administration Agreement with the SSgA Funds, the Administrator will:  (1) supervise all aspects of the Funds’ operations; (2)  provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds’ books and records; (3) arrange the periodic updating of the Funds’ Prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the SEC; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For all services provided by the Administrator pursuant to the Administration Agreement, the SSgA Funds pay the Administrator an annual fee equal to the sum of the products of the average daily net assets for each Fund multiplied by the following percentages:

Money Market Portfolios

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US Equity Portfolios

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US Fixed Income Portfolios

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

International Portfolios

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

Feeder Portfolios(1)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated.

In addition, the Administrator charges a flat fee of $30,000 per year if a Fund has less than $500 million in assets under management.

The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund.  The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance.  The Agreement may be terminated by the Administrator or any Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.

Administration Expenses. The following table shows the expenses each Fund accrued to the Administrator during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Bond Market Fund		$68,138	$154,036
SSgA Intermediate Fund		$43,574	$53,458
SSgA High Yield Bond Fund		$41,509	$43,396

(1) The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable Fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by Fund type, should the Fund cease operating as a Feeder Portfolio.

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CUSTODIAN

State Street Bank and Trust Company serves as the SSgA Funds’ Custodian.  State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street also provides the basic portfolio recordkeeping required by the SSgA Funds for regulatory and financial reporting purposes.  For these services, State Street is paid an annual fee in accordance with the following:

·                  Fund Accounting. A fee payable monthly on a pro rata basis, based on month-end gross assets of the complex:  First $30 billion—0.75 basis point (b.p.); over $30 billion—0.50 b.p. (domestic accounting); First $10 billion—1.50 b.p.; over $10 billion—1.00 b.p. (international accounting);

·                  Custody. For domestic custody, a fee payable monthly on a pro rata basis, based on the following percentages of month-end net assets (excluding short term sweep investments into other SSgA money market funds):  First $20 billion—0.40 b.p.; over $20 billion—0.20 b.p. Domestic transaction charges range from $6 to $25.  For international transactions, holding charges range from 1 b.p. to 35 b.p. and transaction charges range from $30 to $125, depending on the country in which securities are held. An additional manual trade charge of $15 (US domestic trades) or $25 (non-US trades) applies to trades not delivered electronically in good form.

·                  Pricing. Monthly quote charge, based on month-end positions: $4,500 annual base pricing charge per Fund with charges ranging from $4 to $16, depending on the type of security. ITG fair value pricing $4,000 per Fund annually;

·                  Yields.  $4,200 per Fund annually;

·                  On-Line Access Charge.  $960 per Fund annually;

·                  Multiple Classes of Shares. $5,100 per class annually;

·                  Fund of Funds.  Accounting fee, daily priced—$9,000 per Fund of Fund annually; each additional class—$9,000 per class annually; transactions—$5 each; custody feeder flat fee $9,000 annual per feeder;

·                  Loan Servicing Fee. The greater of the per loan calculation and asset based calculation.  Per loan calculations range from $750 per loan for a Fund that holds 5 loans, to $3,750 per loan for a Fund that holds 50 loans, and a minimum additional $55 per loan charge in excess of 50 loans; asset based fee calculations are 3 b.p. for the first $500 million, 2.5 b.p. for the next $500 million and 2 b.p. thereafter, with incoming and outgoing wire charges of $5 and $5.25 respectively.

·                  Earnings Credit. A balance credit is applied against the above fees (excluding out-of-pocket expenses).  The credit is based on 90% of the average 91-day Treasury bill rate for the month, times the average collected balance in the custodian demand deposit account for the month billed;

·                  Special Services. Wash sales system and ITELS—$3,000 per Fund annually; qualified dividend income reporting—$500 per Fund; Chief Compliance Officer reporting fees—$600 per Fund annually; and

·                  Out of Pocket Expenses at Cost. Include but are not limited to:  annual maintenance fee of $3,000, ITG fair value fee per composite fund annually of $10,000, telephone and other communication lease line charges; SWIFT trade charges, SAS 70 and SAS 99 charges agreed upon procedures review, wire charges of $5, postage and insurance, courier fees, duplicating, legal fees, supplies relating to Funds records, sub-custodian charges, audit letter, stamp duties, proxy fees and archive/document storage costs.

The Custodian’s address is 200 Newport Avenue, Josiah Quincy Building JQ5S, North Quincy, MA  02171.

TRANSFER AND DIVIDEND PAYING AGENT

Boston Financial Data Services, Inc. (“BFDS”) serves as the Transfer and Dividend Paying Agent. BFDS is a joint venture of State Street Corporation and DST Systems, Inc. BFDS is paid the following annual account services fees: $13.35 open account fee; $2.57 closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $20,000 Fund minimum (26 to 35 CUSIPs) or $12,000 Fund minimum (over 35 CUSIPs); and omnibus transparency Full services fees of $.45 per underlying sub-position on an Intermediary’s system for an omnibus account (an “accountlet”) from 0-500,000; $.45 for 500,001 to 2,000,000 (waived), and $.10 for 2,000,0001 and greater; investigation fees of $3,000 to $5,000 per month depending on the number of accountlets.  BFDS is also paid the following activity based fees:  $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents

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per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company.  Portfolio fees are allocated to each Fund based on the average net asset value of each Fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. BFDS is reimbursed by each Fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the Fund. BFDS’s principal business address is 2 Heritage Drive, North Quincy, MA  02171.

DISTRIBUTOR

State Street Global Markets, LLC (the “Distributor”) serves as the distributor of Fund shares pursuant to a Distribution Agreement dated March 1, 2002, as amended (the “Distribution Agreement”).  The Distribution Agreement shall continue in effect for each Fund for two years following its effective date with respect to the Fund; and thereafter only so long as its continuance is specifically approved at least annually by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval, or by vote of a majority of the outstanding voting securities of the Fund. The Distributor offers the shares of each Fund on an agency or “best efforts” basis under which the SSgA Funds shall only issue such shares as are actually sold. The Distributor is a wholly owned subsidiary of State Street Corporation. The Distributor’s mailing address is State Street Financial Center, One Lincoln Street, Boston, MA  02111-2900.

Distribution Expenses. The following table shows the expenses each Fund accrued to the Distributor during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Bond Market Fund		$66,908	$402,881
SSgA Bond Market Fund — Class R		$71	$27
SSgA Intermediate Fund		$27,813	$61,721
SSgA High Yield Bond Fund		$21,791	$21,598

For the fiscal year ended August 31, 2009 these amounts are reflective of the following individual payments:

Fund	Advertising	Printing	Compensation to Dealers	Compensation to Sales Personnel	Other*
SSgA Bond Market Fund
SSgA Bond Market Fund — Class R
SSgA Intermediate Fund
SSgA High Yield Bond Fund

*           Include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

The Distributor has contractually agreed to waive up to .70% of the average daily net assets on an annual basis the distribution and shareholder servicing fees of the Class R Shares.  The waiver amounted to $     in fiscal 2009, $35 in fiscal 2008, and $0 and 2007, with respect to SSgA Bond Market Fund.

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CODE OF ETHICS

The Adviser, Distributor, Custodian, Transfer Agent, Administrator and SSgA Funds have each adopted a code of ethics (the SSgA Funds’ code being referred to herein as the Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the Funds’ service providers and officers, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Adviser or the SSgA Funds. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Adviser as part of their job function) must pre-clear personal securities transactions.  Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the SSgA Funds’ service providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS

Distribution Plans.  Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule.  Accordingly, each class of shares offered by the SSgA Funds operates under a separate Rule 12b-1 plan providing for payment of distribution expenses up to the plan limit.

In connection with the Trustees’ consideration of whether to adopt the distribution plans, the Distributor, as the Funds’ principal underwriter, represented to the Trustees that the Distributor believes that the distribution plans should result in increased sales and asset retention by enabling the Funds to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a distribution plan or under an alternative distribution arrangement, the level of sales and asset retention that a Fund would have.  The distribution plans do not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.  A quarterly report of the amounts expended under all of the distribution plans in operation, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review.  No distribution plan may be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that are paid by the Funds.  The distribution plans and any material amendments must be approved annually by all of the Trustees and by the Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Funds nor have any direct or indirect financial interest in the operation of the distribution plan or any related agreements.

Long-term shareholders of the SSgA Funds may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Institutional Plan. The original class of shares of the SSgA Funds is referred to as the “Institutional Class.”  The Plan of Distribution Pursuant to Rule 12b-1 Plan for the Institutional Class (the “Institutional Plan”) was adopted by the Board of Trustees on January 8, 1992.  The Institutional Plan was restated on April 9, 2002 to update current operations.  The Institutional Plan provides for reimbursement for distribution expenses up to the plan limit.  The Institutional Plan provides that each Institutional Class Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services.  The Institutional Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.

Payments to the Distributor for the sale and distribution of Institutional Class shares, are not permitted by the Institutional Plan to exceed .25% of a Fund’s average net asset value per year.  Payments to Financial Intermediaries providing shareholder services to the Institutional Class are not permitted by the Institutional Plan to exceed .20%. Any payments that are required to be made to the Distributor or Financial Intermediary that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the Institutional Plan is in effect.  The Fund’s liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred.

Class R Plan.  The Plan of Distribution Pursuant to Rule 12b-1 for Class R Shares (the “Class R Plan”) provides for payment by the Funds to the Distributor for various distribution, shareholder and administrative services up to the plan limit The Board of Trustees adopted the Class R Plan on April 8, 2003, and it is similar in all material respects to the distribution plans for the Institutional Class, other than with respect to the limitation on distribution and shareholder servicing fees.

Under the Class R Plan each Fund in the class pays the Distributor a fee not to exceed 0.70% of the Fund’s average net asset value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and Financial Intermediaries.  The Distributor pays Financial Intermediaries for shareholder and administrative services provided to a Fund out of the fee the

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Distributor receives from the Fund.  Fees paid to the Financial Intermediaries providing shareholder and administrative services to a Fund are not permitted by the Class R Plan to exceed .65% of the Fund’s average net asset value per year.  Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the Class R Plan to exceed 0.05% of the Fund’s average daily net asset value per year. Any payments that are required to be made to the Distributor or Financial Intermediaries that cannot be made because of the limitations contained in the Class R Plan may be carried forward and paid in the following two fiscal years so long as the Class R Plan is in effect.

Distribution and Shareholder Servicing. Payments under the distribution plans are made to the Distributor to finance activity which is intended to result in the sale and retention of Fund shares including:  (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor’s overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel. Under the distribution plans, the SSgA Funds and/or the Distributor may also enter into service agreements with various financial institutions, such as banks, broker-dealers, financial advisors or other financial institutions, including the Adviser and its affiliates (each of which is referred to as a Financial Intermediary) to provide shareholder servicing with respect to the shares held by or for the customers of the Financial Intermediaries.  Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law. Under the service agreements, the Financial Intermediaries may provide various services for such customers, including: (1) answering inquiries regarding the Funds; (2) assisting customers in changing dividend options, account designations and addresses; (3) performing subaccounting for such customers; (4) establishing and maintaining customer accounts and records; (5) processing purchase and redemption transactions; (6) providing periodic statements showing customers’ account balances and integrating such statements with those of other transactions and balances in the customers’ other accounts serviced by the Financial Intermediaries; (7) arranging for bank wires transferring customers’ proceeds; and (8) such other services as the customers may request in connection with their accounts, to the extent permitted by applicable statute, rule or regulation. Shareholder services may also include sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.  Financial Intermediaries will be responsible for prompt transmission of purchase and redemption orders and may charge fees to their customers for their services.

The Adviser and Distributor, or an affiliate of the Adviser or Distributor, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to the Rule 12b-1 and shareholder servicing fees paid by the Fund. As of the 12 months ended August 31, 2009, the Adviser and/or Distributor made such cash payments to     Financial Intermediaries.  Financial Intermediaries are compensated based on the average daily value of all shares of each Fund owned by customers of the Financial Intermediary.  From time to time, the Adviser or Distributor, or an affiliate of the Adviser or Distributor may also pay non-cash compensation to the sales representatives of Financial Intermediaries in the form of (1) ordinary and usual gratuities, tickets and other business entertainment; and/or (2) sponsorship of regional or national events of Financial Intermediaries.

Institutional Class Distribution and Shareholder Servicing. Under the Institutional Plan, Financial Intermediaries may receive from the SSgA Funds and/or the Distributor, payment that shall not exceed .20% per annum of the average daily net asset value of the Institutional Class shares owned by or for shareholders with whom the Financial Intermediary has a servicing relationship.

With respect to the Institutional Class, the SSgA Funds have entered into service agreements with State Street and the following entities affiliated with State Street: State Street Global Markets, LLC; Fiduciary Investors Services division of State Street Bank and Trust Company, and High Net Worth Services division of State Street Bank and Trust Company.  The purpose of the service agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities.  In return for these services, the SSgA Funds and/or Distributor pay the Financial Intermediaries that are affiliated with State Street monthly fees at a rate that shall not exceed .175% per annum of the average daily net asset value of the Fund’s shares owned by or for shareholders with whom the affiliated Financial Intermediary has a servicing relationship. The service agreements with affiliated Financial Intermediaries are reviewed annually by the Board of Trustees.

Class R Distribution and Shareholder Servicing. Under the Class R Plan, the Financial Intermediaries may receive from the SSgA Funds and/or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed 0.65% per annum of the average daily net asset value of the Class R Shares owned by or for shareholders with whom the Financial Intermediary has a servicing relationship.

Shareholder Servicing Fees to State Street. The following table shows the expenses each Fund paid to State Street, under a Service Agreement pursuant to Rule 12b-1, during the fiscal years ended August 31:

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Fund	2009	2008	2007
SSgA Bond Market Fund		$30,075	$98,270
SSgA Bond Market Fund — Class R		$6	$11
SSgA Intermediate Fund		$10,736	$18,610
SSgA High Yield Bond Fund		$9,105	$10,232

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with standards of the Public Company Accounting Oversight Board (United States), and, pursuant to Rule 17f-2 of the 1940 Act, three security counts.  Deloitte Tax LLP is responsible for the review of the Funds’ federal tax returns. The mailing address of Deloitte & Touche LLP and Deloitte Tax LLP is 200 Berkeley Street, Boston, MA  02116.

LEGAL COUNSEL

Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds. Joseph P. Barri LLC, 259 Robbins Street, Milton, MA  02186, provides legal services to the Independent Trustees.

BROKERAGE PRACTICES AND COMMISSIONS

All portfolio transactions are placed on behalf of the SSgA Funds by the Adviser.  Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.  Ordinarily commissions are not charged on over the counter orders (i.e. debt securities and money market investments) because the Funds pay a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to the Funds.  When a Fund executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade.  Securities may be purchased from underwriters at prices that include underwriting fees.

The Advisory Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions provided the Adviser seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of the Adviser), the Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances).  The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to:  liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur.  The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser does not currently use the SSgA Funds’ assets for, or participate in, third party soft-dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services.  The Adviser does not “pay up” for the value of any such proprietary research. The Adviser may aggregate trades with clients of State Street Global Advisors, whose commission dollars are used to generate soft dollar credits.  Although the Adviser’s clients’ commissions are not used for third party soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the SSgA Funds’ procedures adopted in accordance with Rule 17e-1 of the 1940 Act.  The SSgA Funds have adopted procedures pursuant to Rule 12b-1(h) of the 1940 Act that are reasonably designed to prevent the Adviser from directing brokerage in consideration of distribution of Funds shares.

With respect to brokerage commissions, if commissions are generated by a Fund, the Board reviews, at least annually, the commissions paid by a Fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a Fund.

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Top 10 Brokers. During the fiscal year ended August 31, 2009 the Funds described in this Statement purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund’s ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund.  The following table shows the value of broker-dealer securities held and the commissions paid (if any) as of August 31, 2009:

SSgA Bond Market Fund	Principal ($000)

SSgA Intermediate Fund	Principal ($000)

SSgA High Yield Bond Fund	Principal ($000)

The Funds described in this statement normally do not pay a stated brokerage commission on transactions.

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PRICING OF FUND SHARES

Shares of the SSgA Funds are offered without a sales commission by the Distributor, to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.  The Funds described in this Statement determine the price per share once each business day at the close of the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time).

A business day is one on which the New York Stock Exchange is open for regular trading.  Pricing does not occur on non-business days.  Currently, the New York Stock Exchange is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The New York Stock Exchange may close early on Christmas Eve and New Year’s Eve and before certain other holidays. Please contact your SSgA Funds account representative if you have questions on early Exchange closing times.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange or Federal Reserve is closed, including weekends and holidays or after 4 p.m. Eastern time on a regular business day. The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Funds shares when the shareholder is not able to purchase or redeem Funds shares.  Further, because foreign securities markets may close prior to the time the Funds determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculates net asset value may not be reflected in the calculation of net asset value unless it is determined that a particular event would materially affect the net asset value.  If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

Portfolio instruments for which market quotations are available are valued at market value.  If market quotations are not readily available or if the Custodian or the Administrator believe that the available quotations are unreliable, the portfolio instruments are valued at fair value as determined in good faith by the Board of Trustees in accordance with the Funds’ Securities Valuation Procedures.  This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded.  United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last sale price.  Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

International securities traded on a national securities exchange are valued on the basis of the last sale price.  International securities traded over-the-counter are valued on the basis of last sale price.  In the absence of a last sale price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.  Some international securities trade on days that the Funds is not open for business.  As a result, the net asset value of Funds shares may fluctuate on days when Funds shareholders may not buy or sell Funds shares.

The Funds value securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value.  This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the market price of the security. Calculations are periodically made to compare the value of the Fund’s investments valued at amortized cost with market values. Market valuations are generally obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. In accordance with the Securities Valuation Procedures, in the event market quotations are not readily available for certain portfolio assets, for purposes of the market value comparison, the fair value of such portfolio assets will be determined by the Funds’ Oversight Committee (or, in some cases, the Board’s Valuation Committee). If a deviation of 1/2 of 1% or more were to occur between the NAV per share calculated by reference to market values and a Fund’s $1.00 per share NAV, or if there were any other deviation that the Board believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If the Fund’s NAV (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board might temporarily reduce or suspend dividend payments in an effort to maintain the NAV at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund’s NAV (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board might supplement dividends in an effort to maintain the NAV at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Funds’ NAV also may be processed on a confirmed basis.

For example, in periods of declining interest rates, the daily yield on Funds shares computed by dividing the annualized daily income on the Funds’ portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the daily yield on Funds shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The SSgA Funds received an exemption from Section 18(f) of the 1940 Act, which enables it to redeem securities in kind. Therefore, a Fund may pay any portion of the redemption amount (in excess of $15 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.

TAXES

The tax discussion in this document is only a summary of certain United States federal income tax issues generally affecting the Funds and their shareholders.  The following assumes any Fund shares will be capital assets in the hands of a shareholder.  Circumstances

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among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax advisor. Each portfolio of the SSgA Funds intends to qualify each year as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a RIC, each Fund is generally not subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to shareholders.  The Board intends to distribute each year substantially all of the SSgA Funds’ net investment income and net capital gain.  It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.  If a Fund fails to qualify as a RIC for any taxable year, it will be subject to tax as a “C” corporation and may be limited in its ability to qualify as a RIC in the future.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and (3) certain undistributed amounts from the preceding calendar year.  For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such months will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares.

As of the date of this document, generally, the maximum stated U.S. federal income tax rate applicable to individuals is 35% for ordinary income and 15% for net long-term capital gain.  Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011.  It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation.  Additionally, a Fund may purchase bonds at market discount (i.e., bonds with a purchase price less then original issue price or adjusted issue price).  If such bonds are subsequently sold at a gain, then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, will be taxable to shareholders as ordinary income.

In addition to the strategies and investments described above, shareholders should be aware that other investments made by a Fund may involve complex tax rules that could result in income or gain recognition by the Fund without corresponding current cash receipts.  If noncash income is recognized by a Fund, the Fund may distribute cash derived from other sources so as to meet certain minimum distribution requirements.  A Fund could be required at times to liquidate investments prematurely in order to satisfy those minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Foreign shareholders should consult their tax advisors as to if and how the U.S. federal income tax and its withholding requirements applies to them.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss.  Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.  These gains and losses, referred to under the Code as “Section 988” gains and losses, may increase or decrease the amount of the Fund’s net investment income to be distributed to its shareholders as ordinary income.

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Issues Related to Hedging, Derivatives and Option Investments.  A Fund’s ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund’s income and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss.  Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

Foreign Income Taxes.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source, subject to exemptions and rate reductions under income tax treaties between the United States and certain foreign countries.  The Fund and its shareholders generally will not be entitled to any foreign tax credit or deduction with respect to such taxes against any United States federal income tax. However, if more than 50% in value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the “Foreign Election”) that would permit you to take a credit (or deduction) for foreign income taxes paid by the Fund.  The Fund may be subject to certain holding period requirements with respect to securities held to take advantage of this credit.  If the Foreign Election is made by a Fund and you chose to use the foreign tax credit, you would be able to include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund provided certain requirements are satisfied.  You would be entitled to treat the foreign income taxes withheld as a credit against your United States federal income taxes, subject to the limitations set forth in the Code with respect to the foreign tax credit generally.  Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit.

If a Fund invests in an entity that is classified as a passive foreign investment company (“PFIC”) for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund.  The Fund may be able to remedy the potential adverse consequences of investing in a PFIC by electing to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom, with the result that unrealized gains would be treated as realized gains and would be reported as ordinary income.  Any mark-to-market losses, as well as losses from an actual disposition of PFIC stock, would be reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.  Alternatively, the Fund may make a “qualified electing fund” (“QEF”) election.  Under such an election, the Fund generally would be required to include in its gross income its pro rata share of the PFIC’s ordinary income and long-term capital gain on a current basis, regardless of whether any distributions are received from the PFIC.  However, the Fund may not be able to make a QEF election if it cannot obtain the necessary financial data from the PFIC.

As of August 31, 2008(1) the Funds had capital loss carryovers in the following amounts, which may be applied against any realized net taxable gains in each succeeding year or until the respective expiration dates as indicated below, whichever occurs first:

[Insert Applicable Chart](2)

CALCULATION OF PERFORMANCE DATA

The SSgA Funds compute average annual total return and average annual return (after taxes on distributions) by using standardized methods of calculation required by the SEC.  Average annual total return (before and after taxes on distribution) is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the 1-, 5- and 10-year periods (or life of a Fund as appropriate), that would equate the initial amount invested to the ending redeemable value.

Average annual total return is computed according to the following formula:

P(1+T)n = ERV

where:	P =	a hypothetical initial payment of $1,000

(1) Confirm.

(2) Or if no capital loss carryovers:

As of August 31, 2008, the Funds had no capital loss carryovers.

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T =	average annual total return
n =	number of years
ERV =	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period (or fractional portion)

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Average annual total return (after taxes on distributions) is computed according to the following formula:

P(1+T)n = ATVD

where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions)
	n =	number of years
	ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption

The calculation assumes that all distributions of the Fund, less taxes due on such distributions, are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

Average Annual Total Returns

Fund	1 Year Ending August 31, 2009	5 Years Ending August 31, 2009	10 Years Ending August 31, 2009
SSgA Bond Market Fund
SSgA Bond Market Fund — Class R(1), (2)
SSgA Intermediate Fund
SSgA High Yield Bond Fund

Yields are computed by using standardized methods of calculation required by the SEC.  Yields are calculated by dividing the net investment income per share earned during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period, according to the following formula:

(1) The class commenced operations on May 14, 2004.

(2) Performance for the Class R Shares before their inception (May 14, 2004) is derived from the historical performance of the Institutional classes, adjusted for the higher operating expenses related to distribution and shareholder servicing.

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YIELD = 2[(a-b+1)[6]-1] Cd
where:	A =	dividends and interests earned during the period
	B =	expenses accrued for the period (net of reimbursements);
	C =	average daily number of shares outstanding during the period that were entitled to receive dividends; and
	D =	the maximum offering price per share on the last day of the period.

The yield quoted is not indicative of future results.  Yields will depend on the type, quality, maturity and interest rate of instruments held by the Funds. Total return and other performance figures are based on historical earnings and are not indicative of future performance.

Fund	30-day Yield for Period Ended August 31, 2009
SSgA Bond Market Fund
SSgA Bond Market Fund — Class R
SSgA Intermediate Fund
SSgA High Yield Bond Fund

ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

The SSgA Funds will not hold an annual meeting of shareholders.  Special meetings may be convened:  (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board’s failure to honor the shareholders’ request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each Fund share has one vote.  There are no cumulative voting rights.  There is no annual meeting of shareholders, but special meetings may be held.  On any matter that affects only a particular investment Fund, only shareholders of that Fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement.

The Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees.  Fund shares are fully paid and nonassessable by the SSgA Funds and have no preemptive rights.

The SSgA Funds do not issue share certificates.  Instead, the Transfer Agent sends monthly statements to shareholders of the Fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts.  Each statement also sets forth the balance of shares held in the account.

The SSgA Funds are authorized to divide shares of any Fund into two or more classes of shares.  The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price,

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manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase Fund provisions and conditions under which any Fund may have separate voting rights or no voting rights.  Each class of shares is entitled to the same rights and privileges as all other classes of the Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund’s portfolio securities.  The SSgA Funds includes the Institutional Class (the original class of shares), and two additional classes of shares:  Class R (SSgA Bond Market Fund, SSgA Small Cap Fund, SSgA International Stock Selection Fund and SSgA Life Solutions Income and Growth Fund, SSgA Life Solutions Balanced Fund and SSgA Life Solutions Growth Fund) and Select Class (SSgA Emerging Markets Fund).

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA Funds shares are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Adviser from continuing to perform all or a part of the above services for its customers and/or the Fund.  If the Adviser were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services.  In such event, changes in the operation of the Fund may occur.  It is not expected by the Adviser that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY

The SSgA Funds have adopted the proxy voting policies of the Adviser.  The Adviser’s proxy voting policy is attached to this Statement.  You may obtain information regarding how the SSgA Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30: (1) without charge, upon request, by calling 1-800-997-7327; (2) on the Funds’ website at www.ssgafunds.com; and (3) on the SEC’s website at http://www.sec.gov.

MASSACHUSETTS BUSINESS TRUST

Each individual Fund of the SSgA Funds is a series of a “Massachusetts business trust.” A copy of the SSgA Funds’ Master Trust Agreement is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Master Trust Agreement and the By-Laws of the SSgA Funds are designed to make the SSgA Funds similar in most respects to a Massachusetts business corporation. The principal distinctions between the two forms relate to shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Master Trust Agreement provides that the shareholders are not subject to any personal liability for the acts or obligations of the SSgA Funds and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the SSgA Funds contains a provision to the effect that the shareholders are not personally liable.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (1) tort claims, (2) contract claims where the provision referred to is omitted from the undertaking, (3) claims for taxes, and (4) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the SSgA Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the SSgA Funds. The Trustees intend to conduct the operations of the SSgA Funds in a way as to avoid, as far as possible, ultimate liability of the shareholders.

The Master Trust Agreement further provides that the name of the SSgA Funds refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the SSgA Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the SSgA Funds for any satisfaction of claims arising in connection with the affairs of the SSgA Funds. With the exceptions stated, the Trust’s Master Trust Agreement provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the SSgA Funds.

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The SSgA Funds shall continue without limitation of time subject to the provisions in the Master Trust Agreement concerning termination by action of the shareholders and the Trustees upon notice to the shareholders.

FINANCIAL STATEMENTS

Each Fund’s financial statements as of and for the fiscal year ended August 31, 2009, appearing in the Funds’ 2009 Annual Report to Shareholders, and the reports thereon of Deloitte & Touche LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information.  For a more complete discussion of each Fund’s performance, please see the Funds’ Annual Reports to Shareholders, which may be obtained without charge by calling 1-800-647-7327 or through the Funds’ website at www.ssgafunds.com.

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DESCRIPTION OF SECURITIES RATINGS

Moody’s Investors Service, Inc. (“Moody’s”)

Long Term Debt Ratings.

·                  Aaa — Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

·                  Aa — Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

·                  A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

·                  Baa — Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

·                  Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

·                  B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

·                  Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

·                  Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

·                  C — Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Commercial Paper. Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

·                  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

·                  Leading market positions in well-established industries.

·                  High rates of return on funds employed.

·                  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

·                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

·                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

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·                  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

·                  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

·                  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Corporation (“S&P”)

Long-Term Debt Ratings.  The ratings are based, in varying degrees, on the following considerations:  (1) The likelihood of default — capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

·                  AAA — Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

·                  AA — Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

·                  A — Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

·                  BBB — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

·                  BB, B, CCC, CC, C — Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

·                  BB — Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

·                  B — Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

·                  CCC — Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

·                  CC — The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

·                  C — The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

·                  C1 — The rating C1 is reserved for income bonds on which no interest is being paid.

·                  D — Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during

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such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Commercial Paper.  An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

·                  A-1 — This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

·                  A-2 — Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Investors Service, Inc. (“Fitch”)

Commercial Paper. Commercial paper rated by Fitch reflects Fitch’s current appraisal of the degree of assurance of timely payment of such debt.  An appraisal results in the rating of an issuer’s paper as F-1, F-2, F-3, or F-4.

·                  F-1 — This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

·                  F-2 — Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

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PROXY VOTING POLICY

Introduction

SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients.  This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security.  Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies.  FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.  The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team.  FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:

1)     describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)     provides the client with this written proxy policy, upon request;

3)     discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)     matches proxies received with holdings as of record date;

5)     reconciles holdings as of record date and rectifies any discrepancies;

6)     generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)     documents the reason(s) for voting for all non-routine items; and

8)     keeps records of such proxy voting available for inspection by the client or governmental agencies.

Process

The SSgA Corporate Governance Team is comprised of corporate governance professionals and governance analysts. The responsibilities of the SSgA Corporate Governance Team include corporate governance research and analysis across domestic and global investment strategies, with oversight of all governance and proxy voting processing on SSgA discretionary portfolios.. In addition, the Corporate Governance Team assumes responsibility for voting decisions on certain case-by-case items, informal commencement of engagement activities for the purposes of advocating SSgA positions on various governance issues, and the research and analysis of all governance related issues impacting shareholder value. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. (“RMG”), a firm with expertise in the proxy voting and corporate governance fields.  RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments.  This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal.  To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed.  This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions.  If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting.  On issues

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that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters.  The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy.  The Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)                                    proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)                                 proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

The Governance Team identifies these proxies using a number of methods, including but not limited to in house governance research, notifications from RMG and other third party research providers, concerns of clients or issuers, review by Governance Team analysts, and questions from consultants.  The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources.  If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision.  In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients.  As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio’s holdings.  With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies.  The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG that are deemed highly significant, the issue is referred to the Chairman of the Investment Committee for a determination of the proxy vote.  The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under “Potential Conflicts”).  If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed.  If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients.  At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest.  However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy.  The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines.  However, FM also endeavors to show sensitivity to local market practices when voting these proxies. This may lead to contrasting votes to the extent that local practices around items requiring shareholder approval differ from market to market. For example, in certain non-US markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice.  FM votes in all markets where it is feasible to do so.  Note that certain custodians utilized by our clients do not offer proxy voting in every non-US jurisdiction.  In such a case, FM will be unable to vote such a proxy.

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Voting

For most issues and in most circumstances, we abide by the following general guidelines.  However, it is important to remember that these are simply guidelines.  As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I.                                         Generally, FM votes for the following ballot items:

Board of Directors

·                  Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer.

·                  Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry.  In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

·                  Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

·                  Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

·                  The establishment of annual elections of the board of directors unless the board is comprised of a supermajority of independent directors, including wholly independent board committees, and the company does not have a shareholder rights plan (poison pill)

·                  Mandates requiring a majority of independent directors on the Board of Directors

·                  Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

·                  Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

·                  Elimination of cumulative voting

·                  Establishment of confidential voting

·                  Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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Auditors

·                  Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

·                  Auditors’ compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

·                  Discharge of auditors*

·                  Approval of financial statements, auditor reports and allocation of income

·                  Requirements that auditors attend the annual meeting of shareholders

·                  Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

·                  Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

·                  Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

·                  Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

·                  Capitalization changes which eliminate other classes of stock and/or unequal voting rights

·                  Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

·                  Elimination of pre-emptive rights for share issuance of less than a certain  percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

·                  Elimination of shareholder rights plans (“poison pill”)

·                  Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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·                  Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

·                  Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)

·                  Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

·                  Stock purchase plans with an exercise price of not less that 85% of fair market value

·                  Stock option plans which are incentive based and not excessively dilutive.  In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count.  We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

·                  Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

·                  Expansions to reporting of financial or compensation-related information, within reason

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

·                  Remuneration policies that are judged to be in-line with local market practices.

Routine Business Items

·                  General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

·                  Change in Corporation Name

·                  Mandates that amendments to bylaws or charters have shareholder approval

Other

·                  Adoption of anti-”greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

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·                  Repeals or prohibitions of “greenmail” provisions

·                  “Opting-out” of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

·                  Establishment of classified boards of directors, unless 80% of the board is independent and the company does not have shareholder rights plan (poison pill),

·                  Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

·                  Limits to tenure of directors

·                  Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

·                  Restoration of cumulative voting in the election of directors

·                  Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director  provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer

·                  The elimination of shareholders’ right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).

·                  Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy

·                  Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

·                  Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

·                  (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

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·                  (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

·                  Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

·                  Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

·                  Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

·                  Adjournment of Meeting to Solicit Additional Votes

·                  Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”)

Executive Compensation/Equity Compensation

·                  Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

·                  Retirement bonuses for non-executive directors and auditors

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

·                  Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

·                  Reincorporation in a location which has more stringent anti-takeover and related provisions

·                  Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

·                  Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

·                  Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

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·                  Proposals which require inappropriate endorsements or corporate actions

·                  Proposals asking companies to adopt full tenure holding periods for their executives

III.                                 FM evaluates Mergers and Acquisitions on a case-by-case basis.  Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders.  However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

·                  Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

·                  Against offers when we believe that  reasonable prospects exist for an enhanced bid or other bidders

·                  Against offers where, at the time of voting, the current market price of the security exceeds the bid price

·                  For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

·                  For offers made at a premium where no other higher bidder exists

Protecting Shareholder Value

We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.  However, we use each piece of information we receive — whether from clients, consultants, the media, the issuer, RMG or other sources — as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients.  We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

FM regularly engages with companies to discuss a variety of corporate governance issues, with the goal of obtaining insight on the principles and practices that drive our voting decisions.  Through our discussions with boards and management, we seek to strengthen the quality of corporate governance, as a means to protect and enhance shareholder value. During our discussions, we focus on the attributes and practices that we believe enhance our clients’ returns.

In addition to tracking lists provided by third party advisory firms, the Governance Team screens for underperforming issuers that may trigger a deeper review of company governance profiles and practices.  The Governance Team, along with the Proxy Review Committee when necessary, will monitor and perform case-by-case analyses of companies identified through these screens.

As an active shareholder, FM’s role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize

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the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder.  We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate.  To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns.  Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest.  As a fiduciary to its clients, FM takes these potential conflicts very seriously  While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take.  Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process:  customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists.  (These lists are updated quarterly.)  If the issuer’s name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the SSgA Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client.    In such situations, the SSgA Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy.  The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:

1)              FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)              a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)              a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

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4)              a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)              a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.

Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

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Filed pursuant to Rule 485(a)

File Nos. 33-19229; 811-5430

SSgA FUNDS

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

1-800-997-7327

www.ssgafunds.com

STATEMENT OF ADDITIONAL INFORMATION

SSGA U.S. TREASURY MONEY MARKET FUND

SSGA PRIME MONEY MARKET FUND

DECEMBER     , 2009

This Statement of Additional Information (“Statement”) is not a Prospectus but should be read in conjunction with the Funds’ current Prospectus dated December     , 2009.  This Statement describes the SSgA Funds generally and provides additional information about the Funds listed above. To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Funds’ financial statements incorporated herein by reference, please call 1-800-647-7327. You may also obtain the Prospectus or Annual Report through the SSgA Funds’ website at www.ssgafunds.com.  Capitalized terms used in this Statement and not otherwise defined have the meanings assigned to them in the Prospectus.

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HISTORY	3

DESCRIPTION OF INVESTMENTS AND RISKS	3

INVESTMENT STRATEGIES	3
SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS	7
INVESTMENT RESTRICTIONS	9
TEMPORARY DEFENSIVE POSITION	10

MANAGEMENT OF THE FUNDS	10

BOARD OF TRUSTEES AND OFFICERS	10
EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008	16
CONTROLLING AND PRINCIPAL SHAREHOLDERS	17

INVESTMENT ADVISORY AND OTHER SERVICES	17

ADVISOR	17
ADMINISTRATOR	19
CUSTODIAN	20
TRANSFER AND DIVIDEND PAYING AGENT	21
DISTRIBUTOR	21
CODE OF ETHICS	22
DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS	22
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23
LEGAL COUNSEL	24

BROKERAGE PRACTICES AND COMMISSIONS	24

PRICING OF FUND SHARES	25

TAXES	26

CALCULATION OF PERFORMANCE DATA	27

ADDITIONAL INFORMATION	28

SHAREHOLDER MEETINGS	28
CAPITALIZATION AND VOTING	28
FEDERAL LAW AFFECTING STATE STREET	29
PROXY VOTING POLICY	29
MASSACHUSETTS BUSINESS TRUST	29

FINANCIAL STATEMENTS	30

DESCRIPTION OF SECURITIES RATINGS	31

PROXY VOTING POLICY	35

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HISTORY

The SSgA Funds is a single legal entity organized on October 3, 1987 as a Massachusetts business trust, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Master Trust Agreement”).

DESCRIPTION OF INVESTMENTS AND RISKS

The SSgA Funds is registered with the Securities and Exchange Commission (the “SEC”) as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The SSgA Funds operates distinct investment portfolios referred to individually as a “Fund” or collectively as the “Funds”. SSgA Funds offers shares of beneficial interest in the Funds as described in the applicable Prospectuses.  Other than SSgA Tuckerman Active REIT Fund, each of the Funds is diversified as provided by the 1940 Act. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities of any single issuer limited to 5% or less of each of the Fund’s total assets, and to not more than 10% of the outstanding voting securities of such issuer.

INVESTMENT STRATEGIES

(a)           Investment Strategies Common to the Funds:  To the extent consistent with each Fund’s investment objective and restrictions, the Funds covered by this Statement may invest in the following instruments and utilize the following investment techniques (unless otherwise noted):

Industry Concentration for Certain Money Market Instruments. For purposes of determining whether the issuer of a security held by a Fund is part of a particular industry, the Fund’s adviser has developed a list of potential industries to which an issuer may be assigned; the list has been developed by the adviser based on its own analysis using, in part, information provided by a third-party analytical service.   In the case of asset-backed securities (including mortgage-backed securities), the adviser determines industry classifications based on a variety of factors, which might in any case include an analysis of the nature and structure of the issuer, the type of underlying collateral, and the nature of the Fund’s interest.

Money Market Instruments.  A money market fund expects to maintain, but does not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing its Fund shares at “amortized cost.”  A money market fund will maintain a dollar-weighted average maturity of 90 days or less.  A Fund will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund’s interest in a security is subject to market action.  A money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Fund’s securities.  The procedures also address such matters as diversification and credit quality of the securities the Fund purchases and were designed to ensure compliance by the Fund with the requirements of Rule 2a-7 of the 1940 Act.

US Government Obligations.  The types of US Government obligations in which each Fund may at times invest include:  (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following:  (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are:  Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export—Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association).  No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.  Each Fund may purchase US Government obligations on a forward commitment basis.

Since September 2008, Fannie Mae and Freddie Mac (together, the “GSEs”) have been placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”).  The US Treasury, FHFA and the Federal Reserve have taken the steps to support the conservatorship.  No assurance can be given that those initiatives with respect to the debt and mortgage-backed securities issued by the GSEs and acquired by any of the funds will be successful.

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The types of US Government obligations in which SSgA US Treasury Money Market Fund may at times invest include a variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance.

Inflation-Protected Securities. Inflation-Protected Securities (“IPS”) are a type of inflation-indexed Treasury security.  IPS provide for semiannual payments of interest and a payment of principal at maturity.  In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers (“CPI-U”).

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment.  Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

IPS also provide for an additional payment (a “minimum guarantee payment”) at maturity if the security’s inflation-adjusted principal amount for the maturity date is less than the security’s principal amount at issuance.  The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation-adjusted principal amount for the maturity date.

Repurchase Agreements.  A Fund enters into repurchase agreements with banks and other financial institutions, such as broker-dealers.  Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund’s cost plus interest within a specified time.  In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral.  Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the original purchase price plus interest within a specified time. The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by the Custodian or another Board-approved custodian bank until repurchased.  Repurchase agreements assist the Fund in being invested fully while retaining “overnight” flexibility in pursuit of investments of a longer-term nature.  Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Advisor continually monitors and considers satisfactory.  If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement.  In addition, in the event of a bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable. In evaluating whether to enter into a repurchase agreement, the Advisor will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders.

When-Issued Transactions.  New issues of securities are often offered on a when-issued basis.  This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them.  The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

A Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy.  Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund’s records.  For the purpose of determining the adequacy of these securities the segregated securities will be valued at market.  If the market value of such securities declines, additional cash or securities will be segregated on the Fund’s records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.  No Fund will invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public’s perception of changes in the level of interest rates.  Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise.  Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in a Fund’s net asset value.

When payment for when-issued securities is due, a Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation).  The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Forward Commitments.  A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests.  A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale.  When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a

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dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Illiquid Securities. A money market fund may not invest more than 10% of its net assets in illiquid securities or securities that are not readily marketable.  These securities include repurchase agreements that have a maturity of longer than seven days, and including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. With respect to SSgA Prime Money Market Fund only, other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Advisor determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and guaranteed investment contracts; participation interests, floating and variable rate demand obligations and tender option bonds as to which the fund cannot exercise a demand feature in seven or fewer days or for which there is no secondary market.  Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Advisor will monitor the liquidity of such restricted securities under the supervision of the Board of Trustees. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities.  Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Reverse Repurchase Agreements.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes.  A Fund may enter into reverse repurchase agreements with respect to portfolio securities in accordance with its investment restrictions. Under a reverse repurchase agreement, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date by repaying the cash with interest.  The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions.  Cash or liquid high quality debt obligations from a Fund’s portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Custodian on the Fund’s records while a reverse repurchase agreement is in effect.  Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.  Reverse repurchase agreements may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage the Fund.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement.  In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

Stripped (Zero Coupon) Securities.  Stripped securities are zero coupon bonds, notes and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the US Government, but the future payment of principal or interest on US Treasury obligations which they represent is so guaranteed. No Fund may invest more than 25% of its assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm.

Because a stripped security does not pay current income or interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value. The price of a stripped security is more volatile in response to interest rate changes than debt obligations of comparable maturities that make regular distributions of interest.  Taxable income from stripped securities is accrued by a Fund without receiving regular interest payments in cash.  As a result, a Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of the Fund.  Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

Asset-Backed Securities.  Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property.  Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as over collateralization, a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities.  The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value.  If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required

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payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

·                  Prepayment Risk—Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans.  During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate.  A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.  To the extent that a Fund invests in asset-backed securities, the values of such Fund’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

·                  Other Risk Associated with Asset-Backed Securities—Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets.  Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.  Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.  If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities.  In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles.  Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Purchase of Other Investment Company Funds.  A Fund may seek to achieve its investment objective by investing in the shares of certain other investment companies, or exchange traded funds registered as investment companies, that have substantially similar investment objectives and policies.  Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a Fund may invest in another investment company may be limited. With respect to investments in other mutual funds, pursuant to an SEC Order, the amount of securities of underlying mutual funds that a Fund may hold may exceed the limitations in the 1940 Act, provided that certain conditions are met. The conditions are intended to address certain abuses perceived to be associated with a “fund-of-funds,” including unnecessary costs (such as sales loads, advisory fees that may be borne by a Fund and administrative costs), and undue influence by a fund-of-funds over the underlying fund. The conditions apply only when a Fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

(b)           Investment Strategies Specific to one, but not both, Funds:  A Fund may invest in the following instruments and utilize the following investment techniques:

Applicable to SSgA Prime Money Market Fund only:

Mortgage-Related Securities.  Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans.  These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States.  The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates.  The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development.  Government-related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders.  Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.  Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

1.               GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”).  Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration.  Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless

6

of whether the individual mortgagor actually makes the payment.  Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the “modified pass-through” mortgage certificate type.  GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans.  The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty.  The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2.               FHLMC Mortgage Participation Certificates (“Freddie Macs”).  Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable.  Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3.               FNMA Guaranteed Mortgage Pass-Through Certificates (“Fannie Maes”).  Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties.  FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans.  The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity.  Prepayment rates vary widely and may be affected by changes in mortgage interest rates.  In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate.  Accordingly, it is not possible to predict accurately the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.  Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Variable Amount Master Demand Notes.  Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated.  These instruments are issued pursuant to written agreements between their issuers and holders.  The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations.  Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.  There is no active secondary market with respect to a particular variable rate instrument.

SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS

The SSgA Funds maintain portfolio holdings disclosure policies (“Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Disclosure Policies have been approved by the Board of Trustees. Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds’ fiscal quarter on their website at www.ssgafunds.com.  Quarterly reports will remain on the site until the next quarter’s quarterly reports are posted.

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The Disclosure Policies provide that no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party or shareholder, both individual and institutional, except as provided in the Disclosure Policies. The Disclosure Policies require that any non-public disclosure of the Funds’ portfolio holdings to any party, including any shareholder, may only be made if limited exceptions contained in the Disclosure Policies are satisfied. These exceptions are noted below:

a)              The Disclosure Policies permit disclosure of non-public Funds portfolio holdings to any party if that party has signed a written confidentiality agreement that is in form and substance acceptable to, and approved by, the Funds’ officers.  Fund officers may determine what parties to provide such information to, but will report such disclosures, including the form of the confidentiality agreement, at regular Board of Trustees meetings.   No compensation or other consideration is paid as a part of any such arrangement.

b)             The Disclosure Polices permit the disclosure of any and all portfolio information to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Advisor, Sub-Advisor, the Trustees, the directors of the Advisor, the Funds’ Custodian, Distributor, Transfer Agent, Administrator, Independent Accountants, Funds counsel, and each of their respective affiliates and advisors, so long as the disclosure is subject to duties of confidentiality imposed by law and/or contract as determined by the Funds’ officers.   The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

c)              The Disclosure Policies permit disclosure to numerous mutual Fund evaluation services (such as Morningstar and Lipper) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes.  These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.  In order to facilitate the review of the Funds by these services and departments, the Disclosure Policies provide that the Funds may distribute (or authorize the Administrator, Advisor, Sub-Advisor and the Funds’ Custodian or Fund accountants to distribute) periodic portfolio holdings to such services and departments.  If the disclosure of portfolio holding information to any service or department is prior to the public disclosure of this information, the Disclosure Policies require that the service or department enter into a written obligation of confidentiality, approved by a Fund officer.  No compensation or other consideration is paid as a part of any such arrangement.

d)             The Disclosure Policies permit the Advisor’s trading desk to periodically distribute lists of investments held by its clients (including the Funds) for general analytical research purposes.  The Disclosure Policies allow this type of disclosure provided that those lists do not identify individual clients or individual client position sizes and that for equity securities, those lists do not show aggregate client position sizes. The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

e)              The Disclosure Policies permit the disclosure of portfolio holdings information as may be required by applicable law.

The Disclosure Policies permit portfolio managers and other senior officers or spokespersons of the Administrator, Advisor, Sub-Advisor or the Funds to disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the Disclosure Policies.  For example, a portfolio manager discussing a Fund may indicate that he owns XYZ company for the Fund only if the Fund’s ownership of such company has previously been publicly disclosed.

In determining whether non-public holdings information should be provided to any party in compliance with the Disclosure Policies, Fund officers will consider, among other things, the requesting parties need for such information and whether providing such information is in the best interests of shareholders.  In the event of a conflict, a Fund officer will present information to the Board for their consideration.

The Funds’ Board of Trustees, the Administrator, the Advisor or the Sub-Advisor may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.  The Disclosure Policies will be reviewed and tested by the Funds’ Chief Compliance Officer.

The Disclosure Policies may not be waived, or exceptions made, without the consent of a Fund officer.  All waivers and exceptions of the Disclosure Policies involving the Funds must be disclosed to the Board of Trustees of the Funds no later than its next regularly scheduled quarterly meeting.

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The Disclosure Policies are intended to ensure compliance by the Funds’ Administrator, Advisor, Sub-Advisor and the Funds with applicable regulations of the federal securities laws, including the 1940 Act and the Investment Advisers Act of 1940, as amended.  It is the policy of the Administrator, Advisor and Sub-Advisor to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Funds.

INVESTMENT RESTRICTIONS

The Funds described in this Statement are subject to fundamental investment restrictions as noted below.  A fundamental restriction may only be changed by a vote of a “majority of the outstanding voting securities” of the Fund.  A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is made.  If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.  Except as specifically noted below:

1.               A Fund will not invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities).  Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.  Foreign and domestic branches of US banks and US branches of foreign banks are not considered a single industry for purposes of this restriction. (SSgA Prime Money Market Fund only.)

2.               A Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund’s assets taken at market value, less liabilities other than borrowings.  If at any time the Fund’s borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation.  The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3.               A Fund will not pledge, mortgage or hypothecate its assets.  However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund’s total assets to secure borrowings permitted by paragraph (2) above.

4.               A Fund will not with respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s assets and to not more than 10% of the outstanding voting securities of such issuer. (SSgA Prime Money Market Fund only.)

5.               A Fund will not make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into “repurchase agreements.”  A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund’s total assets.

6.               A Fund will not invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration.

7.               A Fund will not purchase or sell puts, calls or invest in straddles, spreads or any combination thereof.

8.               A Fund will not make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

9.               A Fund will not purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

10.         A Fund will not purchase interests in oil, gas or other mineral exploration or development programs.

11.         A Fund will not purchase or sell commodities or commodity futures contracts.

12.         A Fund will not engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

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13.         A Fund will not issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

14.         A Fund will not make investments for the purpose of gaining control of an issuer’s management.

15.         A Fund will not purchase the securities of any issuer if the SSgA Funds’ officers, Directors, Advisor or any of their affiliates beneficially own more than one-half of 1% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer. (SSgA Prime Money Market Fund only.)

16.         A Fund will not invest in securities of any issuer which, together with its predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund’s total assets would be invested in such securities, except that the Fund may invest in securities of a particular issuer to the extent their respective underlying indices invest in that issuer. (SSgA Prime Money Market Fund only.)

17.         A Fund will not purchase from or sell portfolio securities to its officers or directors or other “interested persons” (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.

TEMPORARY DEFENSIVE POSITION

From time to time, a Fund may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions.  Temporary defensive positions may be taken, for example, to preserve capital or if the Fund is unable to pursue its investment strategies or acquire the types of securities in which it normally invests.  Temporary defensive positions will be in high-quality fixed income securities, cash or cash equivalents.  These positions include, but are not limited to: (1) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; (2) commercial paper, bank certificates of deposit, bankers’ acceptances and time deposits; (3)  repurchase agreements; or (4) uninvested cash, some or all of which may be held in a non-interest bearing demand deposit account at the Fund’s affiliated custodian.  The Advisor or Sub-Advisor has discretion in determining: (i) whether taking a temporary defensive position is appropriate for a Fund at a particular time, and (ii) the types of instruments that a Fund will hold in taking a temporary defensive position.

When taking a temporary defensive position, a Fund may not achieve its investment objective.

MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called “Investment Advisory and Other Services.”). The Trustees hold office for the life of the SSgA Funds.  A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of SSgA Funds shares or by a vote of a majority of the Trustees.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding.  A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.  The Trustees who are not “interested persons” of the SSgA Funds (the “Independent Trustees”) shall be eligible to serve as Chairman of the Board for a two-year term on a rotating basis. The officers, all of whom are elected annually by the Board of Trustees and employed by either the Administrator or the Advisor or their affiliates, are responsible for the day-to-day management and administration of the SSgA Funds’ operations. For the fiscal year ended August 31, 2009 the Board of Trustees held 13 meetings (including one meeting of the Independent Trustees).

Committees of the Board of Trustees.  There are four standing committees of the Board of Trustees:

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·                  The Audit Committee’s primary functions are to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors’ specific representations as to their independence; meet with the Funds’ independent auditors, including private meetings, as necessary to: (i) review the arrangements for and scope of the annual audit and any special audits; (ii) discuss any matters of concern relating to the Funds’ financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) consider the auditors’ comments with respect to the Funds’ financial policies, procedures and internal accounting controls and management’s responses thereto; (iv) review the form of opinion the auditors propose to render to the Board and shareholders; (v) consider the effect upon the SSgA Funds of any changes in accounting principles or practices proposed by management or the auditors; (vi) review the fees charged by the auditors for audit and non-audit services; (vii) investigate improprieties or suspected improprieties in Fund operations; (viii) pre-approve Fund audit services and associated fees; (ix) pre-approve non-audit services provided to the Fund and to the Funds’ Advisor or service affiliates (entities that are affiliated with the Funds’ investment advisor and provide ongoing services to the Funds) where the services have a direct impact on the operations of financial reporting of the Fund; (x) receive and consider, prior to the filing of an audit report with the SEC, reports from the Funds’ independent auditor regarding their audit; (xi) receive and consider reports from Fund management of any significant deficiencies in the design or operation of the Funds’ internal controls; (xii)  report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and (xiii) perform such other functions consistent with the Audit Committee Charter, the SSgA Funds’ By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate. The Audit Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Audit Committee held 5 meetings.

·                  The Valuation Committee’s primary purpose is to make fair value determinations as set forth in the SSgA Funds’ Securities Valuation Procedures.  The SSgA Funds have established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (“State Street”) and SSgA Funds Management, Inc.  The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting. The Valuation Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009, the Valuation Committee held 15 meetings.

·                  The primary function of the Governance Committee and the Nominating Sub-Committee is to review and evaluate the composition and performance of the Board and make nominations for membership on all Board committees and review the responsibilities of each committee; and to review governance procedures, compensation of Independent Trustees, and independence of outside counsel to the Trustees.  The Nominating Committee will not consider nominees recommended by securities holders.  The Governance Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Governance Committee held 3 meetings.

·                  The primary functions of the Qualified Legal and Compliance Committee (the “QLCC”) are to receive quarterly reports from the SSgA Funds’ Chief Compliance Officer; to oversee generally the SSgA Funds’ responses to regulatory inquiries; and to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the SSgA Funds, its officers or the Trustees. The QLCC consists of all of the Independent Trustees.  During the fiscal year ended August 31, 2009, the QLCC held 4 meetings.

The following lists the SSgA Funds’ Trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and, with respect to the Trustees, other directorships held during the past five years.

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Independent Trustee Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	· Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Until December 2008, Director, Russell Trust Company; and · Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21

Interested Trustee Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Trustee since November 2008	· 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; · 2006 to Present, Trustee, Berea College; and · 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21

Independent Trustee William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Chairman, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); · Certified Financial Planner and Member, Financial Planners Association; and · Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21

Independent Trustee Steven J. Mastrovich Born November 3, 1956	· Trustee since 1988 · Member, Audit Committee · Member, Governance	· Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

909 A Street Tacoma, WA 98402	Committee · Member, Valuation Committee · Member, QLCC

Independent Trustee Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Independent Chairman of the Board since January 2009 · Member (ex officio), Audit Committee · Member (ex officio), Governance Committee · Member (ex officio), Valuation Committee · Member (ex officio), QLCC	· 2003 to December 2008, Associate Justice, Commonwealth of Massachusetts Superior Court; · 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

Independent Trustee Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC · Audit Committee Financial Expert	· March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); · Board Member, Healthcare Georgia Foundation (private foundation); and · September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21

Independent Trustee Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	· Trustee since 1991 · Member, Audit Committee · Member, Governance Committee · Chairman, Valuation Committee · Member, QLCC	· Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

Independent Trustee Henry W. Todd Born May 4, 1947	· Trustee since 1988 · Alternate Chairman, Audit	· Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and · Director, SSgA Cash Management Fund plc;	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

909 A Street Tacoma, WA 98402	Committee · Member, Governance Committee · Member, Valuation Committee · Chairman, QLCC · Audit Committee Financial Expert	and State Street Global Advisors Ireland, Ltd. (investment companies).

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years

Principal Officer James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· President and Chief Executive Officer from January 2006 to Present · Principal Executive Officer since 2005

·      2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);

·      March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and

·      President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Principal Officer Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Vice President since May 2006

·      Principal, SSgA Funds Management, Inc. (investment advisor); and

·      July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Principal Officer Julie B. Piatelli Born August 5, 1967	· Chief Compliance Officer since August 2007	· 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and · 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years

State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Principal Officer Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	· Treasurer and Principal Accounting Officer since 2000

·      Director — Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;

·      Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and

·      Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Principal Officer Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	· Secretary since 2007 and Chief Legal Officer since 2008

·      US General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;

·      Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and

·      Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

COMPENSATION

Independent Trustees are paid each calendar year an annual base retainer fee of $70,000.  The SSgA Funds’ Chairman receives an additional annual retainer of $30,000.  In addition to the foregoing retainer fees, the Independent Trustees receive an annual retainer for committee membership as follows: $6,000 (Audit Committee); $4,000 (Governance and Nominating Committee); $7,000 (Valuation Committee); and $4,000 (Legal and Compliance Committee).  The Independent Trustees are paid a per-meeting fee for attendance of $6,000 (regular Board of Trustees meetings); $2,500 (Independent Trustees meetings); $4,000 (Audit Committee meetings), $2,500 (Governance and Nominating Committee meetings), $2,500 (Legal and Compliance Committee meetings called for purposes other than receiving reports from the Funds’ Chief Compliance Officer), $750 (telephonic meetings under thirty minutes), and $1,500 (telephonic meetings over thirty minutes).  The Chairman of each Committee receives an additional annual fee as follows:  $10,000 (Audit Committee); and $5,000 (Governance and Nominating Committees, Legal and Compliance Committee, and Valuation Committee). The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of SSgA Funds’ expenses. However, the SSgA Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified SSgA Funds.  The SSgA Funds’ officers are compensated by either the Administrator or the Advisor or their affiliates.

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Trustee Compensation Table
For The Fiscal Year Ended August 31, 2009

	Aggregate Compensation From SSgA Funds	Pension Or Retirement Benefits Accrued As Part Of SSgA Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds And Fund Complex Paid To Trustees
Independent Trustees
Lynn L. Anderson, Chairman of the Board
William L. Marshall
Steven J. Mastrovich
Patrick J. Riley*
Richard D. Shirk
Bruce D. Taber
Henry W. Todd

*                                         The total amount of deferred compensation payable to Patrick J. Riley was $159,917 for the fiscal year ended August 31, 2009.

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008

Trustee	Dollar Range Of Equity Securities In Each Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies

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[INSERT CHART]

CONTROLLING AND PRINCIPAL SHAREHOLDERS

State Street may from time to time have discretionary authority over accounts which invest in shares of the SSgA Funds.  These accounts include accounts maintained for securities lending clients and accounts which permit the use of the Funds as short-term cash sweep investments.  Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares.  As of November 30, 2009, State Street held of record less than 25% of the issued and outstanding shares of the SSgA Funds (in the aggregate) in connection with its discretionary accounts, however, State Street may hold more than 25% of such shares in any one series of the Funds.  Consequently, State Street is not deemed to be a controlling person for purposes of the 1940 Act.

The Trustees and officers of Funds, as a group, own less than 1% of SSgA Funds’ voting securities.

As of November 30, 2009, the following shareholders owned of record 5% or more of the issued and outstanding shares of each Fund described in this Statement. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

SSgA US Treasury Money Market Fund

·

SSgA Prime Money Market Fund

·

INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

SSgA Funds Management, Inc. (the “Advisor”) serves as the SSgA Funds’ investment advisor pursuant to an Advisory Agreement dated May 1, 2001 (the “Advisory Agreement”).  The Advisor is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.  The Advisor, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. State Street, the SSgA Funds’ Custodian; Boston Financial Data Services, the Transfer and Dividend Paying Agent; and State Street Global Markets, LLC, the Funds’ Distributor, are affiliated persons of the Advisor. The address of the Advisor and State Street Corporation is State Street Financial Center, One Lincoln Street, Boston, MA  02111-2900.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Funds and either a majority of all Trustees or a majority of the shareholders of the Funds approve its continuance.  The Advisory Agreement may be terminated by the Advisor or a Fund without penalty upon sixty days’ notice and will terminate automatically upon

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its assignment.  Please see the Funds’ Annual Reports to Shareholders for a discussion regarding the Board’s basis for approve the Advisory Agreement and the period covered by the approval.

Under the Advisory Agreement, the Advisor directs the SSgA Funds’ investments in accordance with each Fund’s investment objective, policies and limitations.  For these services, each Fund pays an annual management fee to the Advisor.  The management fee rate is a percentage of the average daily net asset value of a Fund, calculated daily and paid monthly.

Advisory Expenses. The following table shows the expenses each Fund accrued to the Advisor during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA US Treasury Money Market Fund		$5,111,358	$2,515,637
SSgA Prime Money Market Fund		$23,119,123	$18,588,675

The Advisor has contractually agreed to waive up to the full amount of the Funds’ Advisory fee and reimburse all expenses to the extent that total expenses exceed a certain percentage (exclusive of non-recurring account fees and extraordinary expenses) in excess of a certain percentage of average daily net assets on an annual basis for certain Funds.  The waivers for the Funds described in this Statement are in effect through December 31, 2009, and are considered from year to year on a calendar basis. The reimbursements are in effect through December 31, 2010.  The waivers and reimbursements amounted to the following for the fiscal years ended August 31:

Fund	Contractual Fee Waiver (% of average daily net assets on an annual basis)	2009	2008	2007
SSgA US Treasury Money Market Fund(1)	Waiver of .5% of the .15% advisory fee		$1,703,787	$1,185,408
SSgA Prime Money Market Fund	Waiver of .5% of the .15% advisory fee		$7,706,374	$6,196,225

Fund	Contractual Fee Reimbursement (% of average daily net assets on an annual basis)	2009	2008	2007
SSgA US Treasury Money Market Fund	Reimbursement of all expenses in excess of .20%		$0	$198,883
SSgA Prime Money Market Fund	Reimbursement of all expenses in excess of .20%		$0	$1,365,512

(1)          The amounts waived in 2005 and 2006 reflects the contractual waiver of .15% of .25% Management Fee in effect until January 23, 2007.

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ADMINISTRATOR

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the SSgA Funds’ administrator, pursuant to an Administration Agreement dated January 1, 2008 (the “Administration Agreement”).  RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The Administrator’s mailing address is 909 A Street, Tacoma, WA  98402.

RFSC is an affiliate of Russell Investments which, through its subsidiaries, provides comprehensive money manager evaluation services to institutional clients, including RIMCo. Russell Investments provides other services to large pools of investment assets, including:  (1) investment management services for Russell subsidiary-sponsored funds; and (2) transition management and portfolio implementation services. Russell Investments is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

Pursuant to the Administration Agreement with the SSgA Funds, the Administrator will:  (1) supervise all aspects of the Funds’ operations; (2)  provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds’ books and records; (3) arrange the periodic updating of the Funds’ Prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the Securities and Exchange Commission; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For all services provided by the Administrator pursuant to the Administration Agreement, the SSgA Funds pay the Administrator an annual fee equal to the sum of the products of the average daily net assets for each Fund multiplied by the following percentages:

Money Market Portfolios

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US Equity Portfolios

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US Fixed Income Portfolios

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

International Portfolios

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

Feeder Portfolios(1)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated.

In addition, the Administrator charges a flat fee of $30,000 per year if a Fund has less than $500 million in assets under management.

The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund.  The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance.  The Agreement may be terminated by the Administrator or any Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.

Administration Expenses. The following table shows the expenses each Fund accrued to the Administrator during the fiscal years ended August 31:

(1) The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable Fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by Fund type, should the Fund cease operating as a Feeder Portfolio.

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Fund	2009	2008	2007
SSgA US Treasury Money Market Fund		$1,041,986	$406,176
SSgA Prime Money Market Fund		$4,713,972	$3,785,332

CUSTODIAN

State Street Bank and Trust Company serves as the SSgA Funds’ Custodian.  State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street also provides the basic portfolio recordkeeping required by the SSgA Funds for regulatory and financial reporting purposes.  For these services, State Street is paid an annual fee in accordance with the following:

·                  Fund Accounting. A fee payable monthly on a pro rata basis, based on month-end gross assets of the complex:  First $30 billion—0.75 basis point (b.p.); over $30 billion—0.50 b.p. (domestic accounting); First $10 billion—1.50 b.p.; over $10 billion—1.00 b.p. (international accounting);

·                  Custody. For domestic custody, a fee payable monthly on a pro rata basis, based on the following percentages of month-end net assets (excluding short term sweep investments into other SSgA money market funds):  First $20 billion—0.40 b.p.; over $20 billion—0.20 b.p. Domestic transaction charges range from $6 to $25.  For international transactions, holding charges range from 1 b.p. to 35 b.p. and transaction charges range from $30 to $125, depending on the country in which securities are held. An additional manual trade charge of $15 (US domestic trades) or $25 (non-US trades) applies to trades not delivered electronically in good form.

·                  Pricing. Monthly quote charge, based on month-end positions: $4,500 annual base pricing charge per Fund with charges ranging from $4 to $16, depending on the type of security. ITG fair value pricing $4,000 per Fund annually;

·                  Yields.  $4,200 per Fund annually;

·                  On-Line Access Charge.  $960 per Fund annually;

·                  Multiple Classes of Shares. $5,100 per class annually;

·                  Fund of Funds.  Accounting fee, daily priced—$9,000 per Fund of Fund annually; each additional class—$9,000 per class annually; transactions—$5 each; custody feeder flat fee $9,000 annual per feeder;

·                  Loan Servicing Fee. The greater of the per loan calculation and asset based calculation.  Per loan calculations range from $750 per loan for a Fund that holds 5 loans, to $3,750 per loan for a Fund that holds 50 loans, and a minimum additional $55 per loan charge in excess of 50 loans; asset based fee calculations are 3 b.p. for the first $500 million, 2.5 b.p. for the next $500 million and 2 b.p. thereafter, with incoming and outgoing wire charges of $5 and $5.25 respectively.

·                  Earnings Credit. A balance credit is applied against the above fees (excluding out-of-pocket expenses).  The credit is based on 90% of the average 91-day Treasury bill rate for the month, times the average collected balance in the custodian demand deposit account for the month billed;

·                  Special Services. Wash sales system and ITELS—$3,000 per Fund annually; qualified dividend income reporting—$500 per Fund; Chief Compliance Officer reporting fees—$600 per Fund annually; and

·                  Out of Pocket Expenses at Cost. Include but are not limited to:  annual maintenance fee of $3,000, ITG fair value fee per composite fund annually of $10,000, telephone and other communication lease line charges; SWIFT trade charges, SAS 70 and SAS 99 charges agreed upon procedures review, wire charges of $5, postage and insurance, courier fees, duplicating, legal fees, supplies relating to Funds records, sub-custodian charges, audit letter, stamp duties, proxy fees and archive/document storage costs.

The Custodian’s address is 200 Newport Avenue, Josiah Quincy Building JQ5S, North Quincy, MA  02171.

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TRANSFER AND DIVIDEND PAYING AGENT

Boston Financial Data Services, Inc. (“BFDS”) serves as the Transfer and Dividend Paying Agent. BFDS is a joint venture of State Street Corporation and DST Systems, Inc. BFDS is paid the following annual account services fees: $13.35 open account fee; $2.57 closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $20,000 Fund minimum (26 to 35 CUSIPs) or $12,000 Fund minimum (over 35 CUSIPs); and omnibus transparency Full services fees of $.45 per underlying sub-position on an Intermediary’s system for an omnibus account (an “accountlet”) from 0-500,000; $.45 for 500,001 to 2,000,000 (waived), and $.10 for 2,000,0001 and greater; investigation fees of $3,000 to $5,000 per month depending on the number of accountlets.  BFDS is also paid the following activity based fees:  $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company.  Portfolio fees are allocated to each Fund based on the average net asset value of each Fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. BFDS is reimbursed by each Fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the Fund. BFDS’s principal business address is 2 Heritage Drive, North Quincy, MA  02171.

DISTRIBUTOR

State Street Global Markets, LLC (the “Distributor”) serves as the distributor of Fund shares pursuant to a Distribution Agreement dated March 1, 2002, as amended (the “Distribution Agreement”).  The Distribution Agreement shall continue in effect for each Fund for two years following its effective date with respect to the Fund; and thereafter only so long as its continuance is specifically approved at least annually by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval, or by vote of a majority of the outstanding voting securities of the Fund. The Distributor offers the shares of each Fund on an agency or “best efforts” basis under which the SSgA Funds shall only issue such shares as are actually sold. The Distributor is a wholly owned subsidiary of State Street Corporation. The Distributor’s mailing address is State Street Financial Center, One Lincoln Street, Boston, MA  02111-2900.

Distribution Expenses. The following table shows the expenses each Fund accrued to the Distributor during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA US Treasury Money Market Fund		$513,559	$291,752
SSgA Prime Money Market Fund		$2,839,839	$2,176,147

For the fiscal year ended August 31, 2009 these amounts are reflective of the following individual payments:

Fund	Advertising	Printing	Compensation to Dealers	Compensation to Sales Personnel	Other*
SSgA US Treasury Money Market Fund
SSgA Prime Money Market Fund

*           Includes such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

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CODE OF ETHICS

The Advisor, Distributor, Custodian, Transfer Agent, Administrator and SSgA Funds have each adopted a code of ethics (the SSgA Funds’ code being referred to herein as the Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the Funds’ service providers and officers, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Advisor or the SSgA Funds. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Advisor as part of their job function) must pre-clear personal securities transactions.  Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the SSgA Funds’ service providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS

Distribution Plans.  Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule.  Accordingly, each class of shares offered by the SSgA Funds operates under a separate Rule 12b-1 plan providing for payment of distribution expenses up to the plan limit.

In connection with the Trustees’ consideration of whether to adopt the distribution plans, the Distributor, as the Funds’ principal underwriter, represented to the Trustees that the Distributor believes that the distribution plans should result in increased sales and asset retention by enabling the Funds to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a distribution plan or under an alternative distribution arrangement, the level of sales and asset retention that a Fund would have.  The distribution plans do not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.  A quarterly report of the amounts expended under all of the distribution plans in operation, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review.  No distribution plan may be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that are paid by the Funds.  The distribution plans and any material amendments must be approved annually by all of the Trustees and by the Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Funds nor have any direct or indirect financial interest in the operation of the distribution plan or any related agreements.

Long-term shareholders of the SSgA Funds may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Institutional Plan. The original class of shares of the SSgA Funds is referred to as the “Institutional Class.”  The Plan of Distribution Pursuant to Rule 12b-1 Plan for the Institutional Class (the “Institutional Plan”) was adopted by the Board of Trustees on January 8, 1992.  The Institutional Plan was restated on April 9, 2002 to update current operations.  The Institutional Plan provides for reimbursement for distribution expenses up to the plan limit.  The Institutional Plan provides that each Institutional Class Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services.  The Institutional Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.

Payments to the Distributor for the sale and distribution of Institutional Class shares, are not permitted by the Institutional Plan to exceed .25% of a Fund’s average net asset value per year.  Payments to Financial Intermediaries providing shareholder services to the Institutional Class are not permitted by the Institutional Plan to exceed .20%. Any payments that are required to be made to the Distributor or Financial Intermediary that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the Institutional Plan is in effect.  The Fund’s liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred.

Distribution and Shareholder Servicing. Payments under the distribution plans are made to the Distributor to finance activity which is intended to result in the sale and retention of Fund shares including:  (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor’s overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel. Under the distribution plans, the SSgA Funds and/or the Distributor may also enter into service agreements with various financial institutions, such as banks,

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broker-dealers, financial advisors or other financial institutions, including the Advisor and its affiliates (each of which is referred to as a Financial Intermediary) to provide shareholder servicing with respect to the shares held by or for the customers of the Financial Intermediaries.  Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law. Under the service agreements, the Financial Intermediaries may provide various services for such customers, including: (1) answering inquiries regarding the Funds; (2) assisting customers in changing dividend options, account designations and addresses; (3) performing subaccounting for such customers; (4) establishing and maintaining customer accounts and records; (5) processing purchase and redemption transactions; (6) providing periodic statements showing customers’ account balances and integrating such statements with those of other transactions and balances in the customers’ other accounts serviced by the Financial Intermediaries; (7) arranging for bank wires transferring customers’ proceeds; and (8) such other services as the customers may request in connection with their accounts, to the extent permitted by applicable statute, rule or regulation. Shareholder services may also include sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.  Financial Intermediaries will be responsible for prompt transmission of purchase and redemption orders and may charge fees to their customers for their services.

The Advisor and Distributor, or an affiliate of the Advisor or Distributor, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to the Rule 12b-1 and shareholder servicing fees paid by the Fund. As of the 12 months ended August 31, 2009, the Advisor and/or Distributor made such cash payments to 11 Financial Intermediaries.  Financial Intermediaries are compensated based on the average daily value of all shares of each Fund owned by customers of the Financial Intermediary.  From time to time, the Advisor or Distributor, or an affiliate of the Advisor or Distributor may also pay non-cash compensation to the sales representatives of Financial Intermediaries in the form of (1) ordinary and usual gratuities, tickets and other business entertainment; and/or (2) sponsorship of regional or national events of Financial Intermediaries.

Institutional Class Distribution and Shareholder Servicing. Under the Institutional Plan, Financial Intermediaries may receive from the SSgA Funds and/or the Distributor, payment that shall not exceed .20% per annum of the average daily net asset value of the Institutional Class shares owned by or for shareholders with whom the Financial Intermediary has a servicing relationship.

With respect to the Institutional Class, the SSgA Funds have entered into service agreements with State Street and the following entities affiliated with State Street: State Street Global Markets, LLC; Fiduciary Investors Services division of State Street Bank and Trust Company, and High Net Worth Services division of State Street Bank and Trust Company.  The purpose of the service agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities.  In return for these services, the SSgA Funds and/or Distributor pay the Financial Intermediaries that are affiliated with State Street monthly fees at a rate that shall not exceed .175% per annum of the average daily net asset value of the Fund’s shares owned by or for shareholders with whom the affiliated Financial Intermediary has a servicing relationship. The service agreements with affiliated Financial Intermediaries are reviewed annually by the Board of Trustees.

Shareholder Servicing Fees to State Street. The following table shows the expenses each Fund paid to State Street, under a Service Agreement pursuant to Rule 12b-1, during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA US Treasury Money Market Fund		$851,892	$332,565
SSgA Prime Money Market Fund		$3,853,186	$3,098,183

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with standards of the Public Company Accounting Oversight Board (United States), and, pursuant to Rule 17f-2 of the 1940 Act, three security counts.  Deloitte Tax LLP is responsible for the review of the Funds’ federal tax returns. The mailing address of Deloitte & Touche LLP and Deloitte Tax LLP is 200 Berkeley Street, Boston, MA  02116.

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LEGAL COUNSEL

Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds. Joseph P. Barri LLC, 259 Robbins Street, Milton, MA  02186, provides legal services to the Independent Trustees.

BROKERAGE PRACTICES AND COMMISSIONS

All portfolio transactions are placed on behalf of the SSgA Funds by the Advisor.  Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.  Ordinarily commissions are not charged on over the counter orders (i.e. debt securities and money market investments) because the Funds pay a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to the Funds.  When a Fund executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade.  Securities may be purchased from underwriters at prices that include underwriting fees.

The Advisory Agreement authorizes the Advisor to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions provided the Advisor seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of the Advisor), the Advisor chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances).  The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to:  liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur.  The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Advisor does not currently use the SSgA Funds’ assets for, or participate in, third party soft-dollar arrangements, although the Advisor may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services.  The Advisor does not “pay up” for the value of any such proprietary research. The Advisor may aggregate trades with clients of State Street Global Advisors, whose commission dollars are used to generate soft dollar credits.  Although the Advisor’s clients’ commissions are not used for third party soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the SSgA Funds’ procedures adopted in accordance with Rule 17e-1 of the 1940 Act.  The SSgA Funds have adopted procedures pursuant to Rule 12b-1(h) of the 1940 Act that are reasonably designed to prevent the Advisor from directing brokerage in consideration of distribution of Funds shares.

With respect to brokerage commissions, if commissions are generated by a Fund, the Board reviews, at least annually, the commissions paid by a Fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a Fund.

Top 10 Brokers. During the fiscal year ended August 31, 2009 the Funds described in this Statement purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund’s ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund.  The following table shows the value of broker-dealer securities held and the commissions paid (if any) as of August 31, 2009:

SSgA US Treasury Money Market Fund	Principal ($000)

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SSgA Prime Money Market Fund	Principal ($000)

The Funds described in this Statement normally do not pay a stated brokerage commission on transactions.

PRICING OF FUND SHARES

Shares of the SSgA Funds are offered without a sales commission by the Distributor to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.  SSgA Prime Money Market Fund determines net asset value per share once each business day at 4 p.m. Eastern time. The SSgA US Treasury Money Market Fund Fund determines net asset value per share once each business day as of 3 p.m. Eastern time.

A business day is one on which the New York Stock Exchange is open. Pricing does not occur on non-business days.  Currently, the Fund is open every weekday except New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Memorial Day, Good Friday, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange may close early on certain days, such as Christmas Eve and New Year’s Eve and before certain other holidays.  Please contact your SSgA Funds account representative if you have questions on early Exchange closing times.

While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the market price of the security. Calculations are periodically made to compare the value of the Fund’s investments valued at amortized cost with market values. Market valuations are generally obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. In accordance with the Securities Valuation Procedures, in the event market quotations are not readily available for certain portfolio assets, for purposes of the market value comparison, the fair value of such portfolio assets will be determined by the Funds’ Oversight Committee (or, in some cases, the Board’s Valuation Committee). If a deviation of 1/2 of 1% or more were to occur between the NAV per share calculated by reference to market values and a Fund’s $1.00 per share NAV, or if there were any other deviation that the Board believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If the Fund’s NAV (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board might temporarily reduce or suspend dividend payments in an effort to maintain the NAV at $1.00

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per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund’s NAV (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board might supplement dividends in an effort to maintain the NAV at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Funds’ NAV also may be processed on a confirmed basis.

It is each Fund’s policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained.  In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the money market funds use the amortized cost valuation method to value its portfolio instruments.  This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

For example, in periods of declining interest rates, the daily yield on a Fund’s shares computed by dividing the annualized daily income on a Fund’s portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Trustees have established procedures reasonably designed to stabilize the Fund’s price per share at $1.00.  These procedures include:  (1) the determination of the deviation from $1.00, if any, of a Fund’s net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination.  The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

The SSgA Funds received an exemption from Section 18(f) of the 1940 Act, which enables it to redeem securities in kind. Therefore, a Fund may pay any portion of the redemption amount (in excess of $15 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.

TAXES

The tax discussion in this document is only a summary of certain United States federal income tax issues generally affecting the Funds and their shareholders.  The following assumes any Fund shares will be capital assets in the hands of a shareholder.  Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax advisor. Each portfolio of the SSgA Funds intends to qualify each year as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a RIC, each Fund is generally not subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to shareholders.  The Board intends to distribute each year substantially all of the SSgA Funds’ net investment income and net capital gain.  It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.  If a Fund fails to qualify as a RIC for any taxable year, it will be subject to tax as a “C” corporation and may be limited in its ability to qualify as a RIC in the future.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and (3) certain undistributed amounts from the preceding calendar year.  For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such months will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares.

As of the date of this document, generally, the maximum stated U.S. federal income tax rate applicable to individuals is 35% for ordinary income and 15% for net long-term capital gain.  Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011.  It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

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If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation.  Additionally, a Fund may purchase bonds at market discount (i.e., bonds with a purchase price less then original issue price or adjusted issue price).  If such bonds are subsequently sold at a gain, then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, will be taxable to shareholders as ordinary income.

In addition to the strategies and investments described above, shareholders should be aware that other investments made by a Fund may involve complex tax rules that could result in income or gain recognition by the Fund without corresponding current cash receipts.  If noncash income is recognized by a Fund, the Fund may distribute cash derived from other sources so as to meet certain minimum distribution requirements.  A Fund could be required at times to liquidate investments prematurely in order to satisfy those minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Foreign shareholders should consult their tax advisors as to if and how the U.S. federal income tax and its withholding requirements applies to them.

As of August 31, 2009(1) the Funds had capital loss carryovers in the following amounts, which may be applied against any realized net taxable gains in each succeeding year or until the respective expiration dates as indicated below, whichever occurs first:

[Insert Applicable Chart](2)

CALCULATION OF PERFORMANCE DATA

The SSgA Funds compute average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission.  Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the Fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return
	n =	number of years
	ERV =	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period (or fractional portion)

(1) Confirm.

(2) Or if no capital loss carryovers:

        As of August 31, 2009, the Funds had no capital loss carryovers.

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The calculation assumes that all dividends and distributions of the Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.  Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The current annualized yield of the Funds may be quoted in published material.  The yield is calculated daily based upon the seven days ending on the date of calculation (“base period”).  The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.  An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The yields quoted are not indicative of future results.  Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the Funds.  The following table shows each Fund’s current and effective yields for the seven-day period ended August 31, 2009:

Fund	Current Yield	Effective Yield
SSgA US Treasury Money Market Fund
SSgA Prime Money Market Fund

ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

The SSgA Funds will not hold an annual meeting of shareholders.  Special meetings may be convened:  (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board’s failure to honor the shareholders’ request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each Fund share has one vote.  There are no cumulative voting rights.  There is no annual meeting of shareholders, but special meetings may be held.  On any matter that affects only a particular investment Fund, only shareholders of that Fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement.

The Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees.  Fund shares are fully paid and nonassessable by the SSgA Funds and have no preemptive rights.

The SSgA Funds do not issue share certificates.  Instead, the Transfer Agent sends monthly statements to shareholders of the Fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts.  Each statement also sets forth the balance of shares held in the account.

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The SSgA Funds are authorized to divide shares of any Fund into two or more classes of shares.  The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase Fund provisions and conditions under which any Fund may have separate voting rights or no voting rights.  Each class of shares is entitled to the same rights and privileges as all other classes of the Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund’s portfolio securities.  The SSgA Funds includes the Institutional Class (the original class of shares), and two additional classes of shares:  Class R (SSgA Bond Market, Small Cap, International Stock Selection and Life Solutions Income and Growth, Life Solutions Balanced and Life Solutions Growth Funds) and Select Class (SSgA Emerging Markets Fund).

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA Funds shares are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Advisor from continuing to perform all or a part of the above services for its customers and/or the Fund.  If the Advisor were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services.  In such event, changes in the operation of the Fund may occur.  It is not expected by the Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY

The SSgA Funds have adopted the proxy voting policies of the Advisor.  The Advisor’s proxy voting policy is attached to this Statement.  You may obtain information regarding how the SSgA Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30: (1) without charge, upon request, by calling 1-800-997-7327; (2) on the Funds’ website at www.ssgafunds.com; and (3) on the US Securities and Exchange Commission’s website at http://www.sec.gov.

MASSACHUSETTS BUSINESS TRUST

Each individual Fund of the SSgA Funds is a series of a “Massachusetts business trust.” A copy of the SSgA Funds’ Master Trust Agreement is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Master Trust Agreement and the By-Laws of the SSgA Funds are designed to make the SSgA Funds similar in most respects to a Massachusetts business corporation. The principal distinctions between the two forms relate to shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Master Trust Agreement provides that the shareholders are not subject to any personal liability for the acts or obligations of the SSgA Funds and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the SSgA Funds contains a provision to the effect that the shareholders are not personally liable.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (1) tort claims, (2) contract claims where the provision referred to is omitted from the undertaking, (3) claims for taxes, and (4) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the SSgA Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the SSgA Funds. The Trustees intend to conduct the operations of the SSgA Funds in a way as to avoid, as far as possible, ultimate liability of the shareholders.

The Master Trust Agreement further provides that the name of the SSgA Funds refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the SSgA Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the SSgA Funds for any satisfaction of claims arising in connection with the affairs of the SSgA Funds. With the exceptions stated, the Trust’s Master

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Trust Agreement provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the SSgA Funds.

The SSgA Funds shall continue without limitation of time subject to the provisions in the Master Trust Agreement concerning termination by action of the shareholders and the Trustees upon notice to the shareholders.

FINANCIAL STATEMENTS

Each Fund’s financial statements as of and for the fiscal year ended August 31, 2009, appearing in the Funds’ 2009 Annual Report to Shareholders, and the reports thereon of Deloitte & Touche LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information.  For a more complete discussion of each Fund’s performance, please see the Funds’ Annual Reports to Shareholders, which may be obtained without charge by calling 1-800-647-7327 or through the Funds’ website at www.ssgafunds.com.

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DESCRIPTION OF SECURITIES RATINGS

Moody’s Investors Service, Inc. (“Moody’s”)

Long-Term Debt Ratings.

·                  Aaa — Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

·                  Aa — Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

·                  A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

·                  Baa — Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Long-Term Corporation and Tax-Exempt Debt Ratings. The two highest ratings of Moody’s for tax-exempt and corporate bonds are Aaa and Aa.  Tax-exempt and corporate bonds rated Aaa are judged to be of the “best quality.”  The rating of Aa is assigned to bonds which are of “high quality by all standards.”  Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger.  Moody’s may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category.  The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a “con” indicating the bonds are rated conditionally.  Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.  In addition, Moody’s has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

Short-Term Corporate, Commercial Paper and Tax-Exempt Debt Ratings. Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

·                  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

·                  Leading market positions in well-established industries.

·                  High rates of return on funds employed.

·                  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

·                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

·                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

·                  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

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·                  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

·                  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Tax-Exempt Note Ratings. Moody’s ratings for state and municipal notes and other short-term obligations are designated Moody’s Investment Grade (“MIG”).  MIG-1/VMIG-1 denotes best quality.  There is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.  MIG-2/VMIG-2 denotes high quality, with margins of protection ample although not as large as in the MIG-1/VMIG-1 group.

Standard & Poor’s Corporation (“S&P”)

Long-Term Debt Ratings.  The ratings are based, in varying degrees, on the following considerations:  (1) The likelihood of default — capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

·                  AAA — Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

·                  AA — Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

·                  A — Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

·                  BBB — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Corporate, Commercial Paper and Tax-Exempt Debt Ratings. The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA.  Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal.  Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree.  The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.  The foregoing ratings are sometimes followed by a “p” indicating that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

·                  A-1 — This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

·                  A-2 — Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

Tax-Exempt Notes Ratings. An S&P rating of SP-1 indicates very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.  Notes rated SP-2 are issued by issuers that exhibit satisfactory capacity to pay principal and interest.

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Fitch’s Investors Service, Inc. (“Fitch”)

Long-Term Corporate and Tax-Exempt Debt Ratings. The two highest ratings of Fitch for tax-exempt and corporate bonds are AAA and AA.  AAA bonds are considered to be investment grade and of the highest credit quality.  The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.  AA bonds are considered to be investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.  Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.  Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

Short-Term Corporate, Commercial Paper, and Tax-Exempt Debt Ratings. Fitch’s short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years.  The highest rating of Fitch for short-term securities encompasses both the F-1+ and F-1 ratings.  F-1+ securities possess exceptionally strong credit quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.  F-1 securities possess very strong credit quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.  F-2 securities possess good credit quality and have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.Commercial paper rated by Fitch reflects Fitch’s current appraisal of the degree of assurance of timely payment of such debt.  An appraisal results in the rating of an issuer’s paper as F-1, F-2, F-3, or F-4.

·                  F-1 — This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

·                  F-2 — Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff & Phelps Credit Rating Co. (“D&P”)

Long-Term Corporate and Tax-Exempt Debt Ratings. The two highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA and AA.  Securities rated AAA are of the highest credit quality.  The risk factors are considered to be negligible, being only slightly more than for risk-free US Treasury debt.  Securities rated AA are of high credit quality.  Protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.  The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

Short-Term Corporate, Commercial Paper and Tax-Exempt Debt Ratings. The highest rating of D&P for commercial paper is Duff 1.  D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.  Duff 1 plus indicates highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free US Treasury short-term obligations.  Duff 1 indicates very high certainty of timely payment.  Liquidity factors are excellent and supported by strong fundamental protection factors.  Risk factors are considered to be minor.  Duff 1 minus indicates high certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.  Duff 2 indicates good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

IBCA Limited and IBCA Inc. (“IBCA”)

Long-Term Corporation and Tax-Exempt Debt Ratings. The two highest ratings of IBCA for corporate bonds are AAA and AA.  Obligations rated AAA by IBCA have the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.  Obligations for which there is a very low expectation of investment risk are rated AA.  IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within a major rating category.  IBCA does not rate tax-exempt bonds.

Short-Term Corporate and Tax-Exempt Debt Ratings. IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal banking subsidiaries.  The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment.  Those obligations rated A1+ are supported by the highest capacity for timely repayment.  The designation A-2 by IBCA indicates that the obligation is supported by a satisfactory capacity for timely payment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thompson BankWatch (“Thompson”)

Long-Term Corporation and Tax-Exempt Debt Ratings. The two highest ratings of Thomson for corporate bonds are AAA and AA.  Bonds rated AAA are of the highest credit quality.  The ability of the obligor to repay principal and interest on a timely basis is

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considered to be very high.  Bonds rated AA indicate a superior ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.  These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.  Thomson does not rate tax-exempt bonds.

Short-Term Corporate and Tax-Exempt Debt Ratings. Thomson’s short-term paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by banks and financial institutions.  The designation TBW-1 represents the highest short-term rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.  The designation TBW-2 represents the second highest short-term rating category and indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

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PROXY VOTING POLICY

Introduction

SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients.  This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security.  Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies.  FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.  The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team.  FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:

1)     describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)     provides the client with this written proxy policy, upon request;

3)     discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)     matches proxies received with holdings as of record date;

5)     reconciles holdings as of record date and rectifies any discrepancies;

6)     generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)     documents the reason(s) for voting for all non-routine items; and

8)     keeps records of such proxy voting available for inspection by the client or governmental agencies.

Process

The SSgA Corporate Governance Team is comprised of corporate governance professionals and governance analysts. The responsibilities of the SSgA Corporate Governance Team include corporate governance research and analysis across domestic and global investment strategies, with oversight of all governance and proxy voting processing on SSgA discretionary portfolios.. In addition, the Corporate Governance Team assumes responsibility for voting decisions on certain case-by-case items, informal commencement of engagement activities for the purposes of advocating SSgA positions on various governance issues, and the research and analysis of all governance related issues impacting shareholder value. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. (“RMG”), a firm with expertise in the proxy voting and corporate governance fields.  RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments.  This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal.  To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed.  This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions.  If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting.  On issues

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that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters.  The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy.  The Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)                                    proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)                                 proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

The Governance Team identifies these proxies using a number of methods, including but not limited to in house governance research, notifications from RMG and other third party research providers, concerns of clients or issuers, review by Governance Team analysts, and questions from consultants.  The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources.  If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision.  In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients.  As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio’s holdings.  With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies.  The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG that are deemed highly significant, the issue is referred to the Chairman of the Investment Committee for a determination of the proxy vote.  The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under “Potential Conflicts”).  If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed.  If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients.  At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest.  However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy.  The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines.  However, FM also endeavors to show sensitivity to local market practices when voting these proxies. This may lead to contrasting votes to the extent that local practices around items requiring shareholder approval differ from market to market. For example, in certain non-US markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice.  FM votes in all markets where it is feasible to do so.  Note that certain custodians utilized by our clients do not offer proxy voting in every non-US jurisdiction.  In such a case, FM will be unable to vote such a proxy.

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Voting

For most issues and in most circumstances, we abide by the following general guidelines.  However, it is important to remember that these are simply guidelines.  As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I.                                         Generally, FM votes for the following ballot items:

Board of Directors

·                  Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer.

·                  Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry.  In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

·                  Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

·                  Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

·                  The establishment of annual elections of the board of directors unless the board is comprised of a supermajority of independent directors, including wholly independent board committees, and the company does not have a shareholder rights plan (poison pill)

·                  Mandates requiring a majority of independent directors on the Board of Directors

·                  Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

·                  Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

·                  Elimination of cumulative voting

·                  Establishment of confidential voting

·                  Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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Auditors

·                  Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

·                  Auditors’ compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

·                  Discharge of auditors*

·                  Approval of financial statements, auditor reports and allocation of income

·                  Requirements that auditors attend the annual meeting of shareholders

·                  Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

·                  Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

·                  Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

·                  Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

·                  Capitalization changes which eliminate other classes of stock and/or unequal voting rights

·                  Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

·                  Elimination of pre-emptive rights for share issuance of less than a certain  percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

·                  Elimination of shareholder rights plans (“poison pill”)

·                  Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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·                  Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

·                  Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)

·                  Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

·                  Stock purchase plans with an exercise price of not less that 85% of fair market value

·                  Stock option plans which are incentive based and not excessively dilutive.  In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count.  We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

·                  Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

·                  Expansions to reporting of financial or compensation-related information, within reason

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

·                  Remuneration policies that are judged to be in-line with local market practices.

Routine Business Items

·                  General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

·                  Change in Corporation Name

·                  Mandates that amendments to bylaws or charters have shareholder approval

Other

·                  Adoption of anti-”greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

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·                  Repeals or prohibitions of “greenmail” provisions

·                  “Opting-out” of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

·                  Establishment of classified boards of directors, unless 80% of the board is independent and the company does not have shareholder rights plan (poison pill),

·                  Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

·                  Limits to tenure of directors

·                  Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

·                  Restoration of cumulative voting in the election of directors

·                  Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director  provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer

·                  The elimination of shareholders’ right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).

·                  Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy

·                  Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

·                  Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

·                  (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

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·                  (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

·                  Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

·                  Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

·                  Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

·                  Adjournment of Meeting to Solicit Additional Votes

·                  Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”)

Executive Compensation/Equity Compensation

·                  Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

·                  Retirement bonuses for non-executive directors and auditors

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

·                  Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

·                  Reincorporation in a location which has more stringent anti-takeover and related provisions

·                  Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

·                  Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

·                  Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

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·                  Proposals which require inappropriate endorsements or corporate actions

·                  Proposals asking companies to adopt full tenure holding periods for their executives

III.                                 FM evaluates Mergers and Acquisitions on a case-by-case basis.  Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders.  However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

·                  Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

·                  Against offers when we believe that  reasonable prospects exist for an enhanced bid or other bidders

·                  Against offers where, at the time of voting, the current market price of the security exceeds the bid price

·                  For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

·                  For offers made at a premium where no other higher bidder exists

Protecting Shareholder Value

We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.  However, we use each piece of information we receive — whether from clients, consultants, the media, the issuer, RMG or other sources — as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients.  We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

FM regularly engages with companies to discuss a variety of corporate governance issues, with the goal of obtaining insight on the principles and practices that drive our voting decisions.  Through our discussions with boards and management, we seek to strengthen the quality of corporate governance, as a means to protect and enhance shareholder value. During our discussions, we focus on the attributes and practices that we believe enhance our clients’ returns.

In addition to tracking lists provided by third party advisory firms, the Governance Team screens for underperforming issuers that may trigger a deeper review of company governance profiles and practices.  The Governance Team, along with the Proxy Review Committee when necessary, will monitor and perform case-by-case analyses of companies identified through these screens.

As an active shareholder, FM’s role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize

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the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder.  We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate.  To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns.  Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest.  As a fiduciary to its clients, FM takes these potential conflicts very seriously  While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take.  Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process:  customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists.  (These lists are updated quarterly.)  If the issuer’s name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the SSgA Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client.    In such situations, the SSgA Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy.  The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:

1)              FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)              a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)              a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

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4)              a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)              a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.

Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

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Filed pursuant to Rule 485(a)

File Nos. 33-19229; 811-5430

SSgA FUNDS

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

1-800-997-7327

www.ssgafunds.com

STATEMENT OF ADDITIONAL INFORMATION

SSGA EMERGING MARKETS FUND

SSGA EMERGING MARKETS FUND — SELECT CLASS

SSGA INTERNATIONAL STOCK SELECTION FUND

SSGA INTERNATIONAL STOCK SELECTION FUND — CLASS R

DECEMBER     , 2009

This Statement of Additional Information (“Statement”) is not a Prospectus but should be read in conjunction with the Funds’ current Prospectus dated December     , 2009.  This Statement describes the SSgA Funds generally and provides additional information about the Funds listed above. To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Funds’ financial statements incorporated herein by reference, please call 1-800-647-7327. You may also obtain the Prospectus or Annual Report through the SSgA Funds’ website at www.ssgafunds.com.  Capitalized terms used in this Statement and not otherwise defined have the meanings assigned to them in the Prospectus.

1

HISTORY	3

DESCRIPTION OF INVESTMENTS AND RISKS	3

INVESTMENT STRATEGIES	3
DERIVATIVES, HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES	8
INVESTMENT RISKS	11
SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS	12
INVESTMENT RESTRICTIONS	13
TEMPORARY DEFENSIVE POSITION	15
PORTFOLIO TURNOVER	15

MANAGEMENT OF THE FUNDS	16

BOARD OF TRUSTEES AND OFFICERS	16
COMPENSATION	20
EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008	22
CONTROLLING AND PRINCIPAL SHAREHOLDERS	22

INVESTMENT ADVISORY AND OTHER SERVICES	23

ADVISOR	23
PORTFOLIO MANAGERS	24
ADMINISTRATOR	26
CUSTODIAN	27
TRANSFER AND DIVIDEND PAYING AGENT	27
DISTRIBUTOR	28
CODE OF ETHICS	29
DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS	29
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	31
LEGAL COUNSEL	31

BROKERAGE PRACTICES AND COMMISSIONS	31

PRICING OF FUND SHARES	33

TAXES	34

CALCULATION OF PERFORMANCE DATA	36

ADDITIONAL INFORMATION	37

SHAREHOLDER MEETINGS	37
CAPITALIZATION AND VOTING	38
FEDERAL LAW AFFECTING STATE STREET	38
PROXY VOTING POLICY	38
MASSACHUSETTS BUSINESS TRUST	38

FINANCIAL STATEMENTS	39

DESCRIPTION OF SECURITIES RATINGS	40

PROXY VOTING POLICY	43

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HISTORY

The SSgA Funds is a single legal entity organized on October 3, 1987 as a Massachusetts business trust, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Master Trust Agreement”).

DESCRIPTION OF INVESTMENTS AND RISKS

The SSgA Funds is registered with the Securities and Exchange Commission (the “SEC”) as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The SSgA Funds operates distinct investment portfolios referred to individually as a “Fund” or collectively as the “Funds”. SSgA Funds offers shares of beneficial interest in the Funds as described in the applicable Prospectuses.  Other than the SSgA Tuckerman Active REIT Fund, each of the Funds is diversified as provided by the 1940 Act. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities of any single issuer limited to 5% or less of each of the Fund’s total assets, and to not more than 10% of the outstanding voting securities of such issuer.

INVESTMENT STRATEGIES

(a)           Investment Strategies Common to the Funds:  To the extent consistent with each Fund’s investment objective and restrictions, the Funds covered by this Statement may invest in the following instruments and utilize the following investment techniques (unless otherwise noted):

Foreign Currency.  The Funds have authority to deal in forward foreign currency exchange contracts (including those involving the US dollar) as a hedge against possible variations in the exchange rate between various currencies.  This is accomplished through individually negotiated contractual agreements to purchase or to sell a specified currency at a specified future date and price set at the time of the contract.  A Fund’s dealings in forward foreign currency exchange contracts may be with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.  A Fund is not obligated to hedge its portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Advisor.  Forward commitments generally provide a cost-effective way of defending against losses due to foreign currency depreciation in which the securities are denominated.

In addition to the forward exchange contracts, the Funds may also purchase or sell listed or OTC foreign currency options and foreign currency futures and related options as a short or long hedge against possible variations in foreign currency exchange rates.  The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing.  Transactions involving forward exchange contracts and futures contracts and options thereon are subject to certain risks.  Put and call options on currency may also be used to hedge against fluctuation in currency rates when forward contracts and/or futures are deemed to be not cost effective.  Options will not be used to provide leverage in any way.

Certain differences exist among these hedging instruments.  For example, foreign currency options provide the holder thereof the rights to buy or sell a currency at a fixed price on a future date.  A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date.  Futures contracts and options on futures contracts are traded on boards of trade or futures exchanges.  The Funds will not speculate in foreign security or currency options or futures or related options.

No Fund may hedge its position with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such transactions) of the securities held in its portfolio denominated or quoted in that particular foreign currency.  No Fund will enter into a position hedging commitment if, as a result thereof, it would have more than 20% of the value of its assets committed to such contracts.  The Fund will not enter into a forward contract with a term of more than 36 months.

Foreign Currency Risk. A Fund that invests in foreign securities or securities denominated in foreign currencies may be adversely affected by changes in currency exchange rates, exchange control regulations, foreign country indebtedness and indigenous economic and political developments. A Fund attempts to buy and sell foreign currencies on favorable terms, but will incur the cost of any price spread on currency exchanges when a Fund changes investments from one country to another or when proceeds from the sale of shares in US dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would  prevent a Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or

3

impose other taxes, with respect to a Fund’s investments in securities of issuers of that country. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund’s securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging markets countries have experienced substantial and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

American Depository Receipts (ADRs).  ADRs may be purchased by a Fund under certain circumstances as an alternative to directly investing in foreign securities.  Generally, ADRs, in registered form, are designed for use in the US securities markets.  ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in a foreign issuer’s stock, a Fund can minimize currency risks during the settlement period for either purchases or sales.  In general, there is a large liquid market in the US for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject.

Eurodollar Certificates of Deposit (ECDs),  Eurodollar Time Deposits (ETDs) and Yankee Certificates of Deposit (YCDs).  ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks.  ETDs are US dollar denominated deposits in foreign banks or foreign branches of US banks.  YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

Repurchase Agreements.  A Fund enters into repurchase agreements with banks and other financial institutions, such as broker-dealers.  Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund’s cost plus interest within a specified time.  In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral.  Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the original purchase price plus interest within a specified time. The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by the Custodian or another Board-approved custodian bank until repurchased.  Repurchase agreements assist the Fund in being invested fully while retaining “overnight” flexibility in pursuit of investments of a longer-term nature.  Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser continually monitors and considers satisfactory.  If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement.  In addition, in the event of a bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders.

Reverse Repurchase Agreements.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes.  A Fund may enter into reverse repurchase agreements with respect to portfolio securities in accordance with its investment restrictions. Under a reverse repurchase agreement, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date by repaying the cash with interest.  The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions.  Cash or liquid high quality debt obligations from a Fund’s portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Custodian on the Fund’s records while a reverse repurchase agreement is in effect.  Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.  Reverse repurchase agreements may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage the Fund.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and

4

enforcement of the repurchase agreement.  In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

Forward Commitments.  A forward commitment is a contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests.  A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale.  When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions.  New issues of securities are often offered on a when-issued basis.  This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them.  The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

A Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy.  Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund’s records.  For the purpose of determining the adequacy of these securities the segregated securities will be valued at market.  If the market value of such securities declines, additional cash or securities will be segregated on the Fund’s records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.  No Fund will invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public’s perception of changes in the level of interest rates.  Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise.  Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in a Fund’s net asset value.

When payment for when-issued securities is due, a Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation).  The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Special Situations and Illiquid Securities.  Carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities, and other similar vehicles (collectively, “special situations”) could enhance the Fund’s capital appreciation potential.  These investments are generally illiquid.  The Fund currently does not intend to invest more than 5% of net assets in all types of illiquid securities or securities that are not readily marketable, including special situations. In no case will the Fund invest more than 15% of its net assets in illiquid securities.  Due to foreign ownership restrictions, the Fund may invest periodically in illiquid securities which are or become illiquid due to restrictions on foreign ownership imposed by foreign governments.  Said securities may be more difficult to price and trade.  The absence of a regular trading market for illiquid securities imposes additional risks on investment in these securities.  Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

US Government Obligations.  The types of US Government obligations in which each Fund may at times invest include:  (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following:  (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are:  Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export—Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association).  No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.  Each Fund may purchase US Government obligations on a forward commitment basis.

Since September 2008, Fannie Mae and Freddie Mac (together, the “GSEs”) have been placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”).  The US Treasury, FHFA and the Federal Reserve have taken the steps to support the

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conservatorship.  No assurance can be given that those initiatives with respect to the debt and mortgage-backed securities issued by the GSEs and acquired by any of the funds will be successful.

Total Rate of Return Swaps.  The Funds may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if they had invested directly in an instrument that yielded that desired return.  The Adviser will cause the Funds to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the SSgA Funds’ repurchase agreement guidelines.

Interfund Lending.  In accordance with an SEC Order, the Funds may participate in a joint lending and borrowing facility (the “Credit Facility”).  The Funds may borrow money from SSgA Money Market Fund for temporary purposes.  All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations.  SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves.  The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans.  Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days.  Loans may be called on one business day’s notice.  A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.  Any delay in repayment to SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

Purchase of Other Investment Company Funds.  A Fund may seek to achieve its investment objective by investing in the shares of certain other investment companies, or exchange traded funds registered as investment companies, that have substantially similar investment objectives and policies.  Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a Fund may invest in another investment company may be limited. With respect to investments in other mutual funds, pursuant to an SEC Order, the amount of securities of underlying mutual funds that a Fund may hold may exceed the limitations in the 1940 Act, provided that certain conditions are met. The conditions are intended to address certain abuses perceived to be associated with a “fund-of-funds,” including unnecessary costs (such as sales loads, advisory fees that may be borne by a Fund and administrative costs), and undue influence by a fund-of-funds over the underlying fund. The conditions apply only when a Fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Equity Swaps.  Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset.  In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset.  Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Adviser deems creditworthy.  The Adviser will allow the Funds to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the SSgA Funds’ repurchase agreement guidelines.  Swap agreements bear the risk that a Fund will not be able to meet its obligation to the counterparty.  This risk will be mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay.

To gain additional market exposure, SSgA Emerging Markets Fund may also invest in equity linked notes.  These are instruments whose return is determined by the performance of a single equity security, a basket of equity securities, or an equity index.  Equity linked notes entail illiquidity and default risk.  Due to default risk, the manager uses similar analysis to the equity swap procedure in selecting appropriate counterparties.

Debt Securities.  A Fund may also invest in debt securities with broad credit ratings that may or may not be investment grade.  Debt will typically represent less than 5% of a Fund’s assets.  Debt securities are subject to market and credit risk.  Lower rated debt securities may include obligations that are in default or that face the risk of default with respect to principal or interest.  Such securities are sometimes referred to as “junk bonds.”  Please see “Description of Securities Ratings.”

Warrants.  Warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company.  Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.  No Fund will invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

(b)           Investment Strategies Specific to one, but not both, Funds:  A Fund may invest in the following instruments and utilize the following investment techniques:

Applicable to SSgA Emerging Markets Fund only:

Convertible Securities.  The Fund may hold convertible securities of foreign or domestic issuers.  A convertible security is a fixed-income security which may be converted into the issuer’s common or preferred stock at a stated price within a specified period

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of time.  Convertible securities are senior to common stocks in a corporation’s capital structure but are usually subordinated to similar nonconvertible securities.  Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security’s underlying common stock.  The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

Interest Rate Transactions.  The Fund may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or it liabilities.  The Fund will usually enter into interest rate swaps on a net basis., i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.  When the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).  The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date.  Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.  The net amount of the excess, if any, of a Fund’s obligation over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ Custodian.  To the extent that the Fund enters into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund’s obligation, if any, with respect to such interest rate swaps, accrued on a daily basis.  The Fund will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction.  If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap documentation.  As a result, the swap market has become relatively liquid.

The use of interest rate swaps is a highly specialized activity that involves investment techniques and risk different from those associated with ordinary portfolio securities transactions.  If the Adviser is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund will diminish compared to what it would have been if this investment technique was not used.

The Fund may only enter into interest rate swaps to hedge its portfolio.  Interest rate swaps do not involve the delivery of securities or other underlying assets or principal.  Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amounts of interest payments that the Fund is contractually obligated to make.  If the other party to an interest rate swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive.  Since interest rate swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between their right to receive interest on their portfolio securities and their right and obligation to receive and pay interest pursuant to interest rate swaps.

Applicable to SSgA International Stock Selection Fund only:

Section 4(2) Commercial Paper.  The Funds may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“Section 4(2) paper”).  Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution.  Any resale by the purchaser must be in an exempt transaction.  Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity.  Pursuant to guidelines established by the Board of Trustees, the Adviser may determine that Section 4(2) paper is liquid for the purposes of complying with a Fund’s investment restriction relating to investments in illiquid securities.

Equity Securities.  The Fund may invest in common and preferred equity securities publicly traded in the United States or in foreign countries on developed or emerging markets.  The Fund’s equity securities may be denominated in foreign currencies and may be held outside the United States.  Certain emerging markets are closed in whole or part to the direct purchase of equity securities by foreigners.  In these markets, the Fund may be able to invest in equity securities solely or primarily through foreign government authorized pooled investment vehicles.

Asset-Backed Securities.  Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety

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bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities.  The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value.

The value of asset-backed securities is affected by changes in the market’s perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement.  The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor.  The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities.  Use of asset-backed securities will represent less than 5% of the Fund’s total assets by issuer.

(c)           Description of Benchmark Indices. The following are descriptions of indices against which certain Funds measure their performance, or from which a Fund chooses securities for investment.

SSgA Emerging Markets Fund measures its performance against the MSCI® Emerging Markets Index.  The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of June 2009 the MSCI Emerging Markets Index consisted of the following 22 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

SSgA International Stock Selection Fund measures its performance against the MSCI® EAFE® Index.  Investments will be made in, but not limited to, countries and securities included in the MSCI EAFE Index.  The MSCI EAFE Index is an arithmetic, market value-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the following countries:  Australia, Austria, Belgium, Denmark, Canada, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United States and the United Kingdom. These are the countries listed in the MSCI EAFE Index as of the date of this Statement of Additional Information.  Countries may be added to or deleted from the list.

DERIVATIVES, HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Funds described in this Statement may use derivative instruments, among other things to hedge against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, and options on futures.  The Funds have authority to write (sell) covered call and put options on portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures and may enter into such options and futures transactions either on exchanges or in the over-the-counter (OTC) markets.  Although certain risks are involved in options and futures transactions, the Adviser believes that, because a Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of a Fund will not subject it to the risks frequently associated with the speculative use of options and futures transactions.  The Funds may also choose to use futures to generate exposure to securities or markets more efficiently than through direct investment in a security or group of securities.  Although the use of hedging strategies by a Fund is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value will nevertheless fluctuate.  There can be no assurance that the use of derivatives or hedging transactions will be effective.

Writing Covered Call Options.  The Funds are authorized to write (sell) covered call options on the securities in which they may invest and to enter into closing purchase transactions with respect to such options.  Writing a call option obligates a Fund to sell or deliver the option’s underlying security, in return for the strike price, upon exercise of the option.  By writing a call option, the Fund receives an option premium from the purchaser of the call option.  Writing covered call options is generally a profitable strategy if prices remain the same or fall.  Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline.  By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.  In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options.  The Funds are authorized to write (sell) covered put options on their portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it.  The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price.  If the secondary market is not liquid for an option the Fund has written, however, the Fund

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must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Funds may write put options as an alternative to purchasing actual securities.  If security prices rise, a Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the Fund would expect to suffer a loss.  This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options.  The Funds are authorized to purchase put options to hedge against a decline in the market value of their portfolio securities.  By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Funds’ risk of loss through a decline in the market value of the security until the put option expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs.  Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.  A closing sale transaction cancels out the Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased.  The Funds will not purchase put options on securities (including stock index options) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by a Fund would exceed 5% of the market value of its total assets.

Purchasing Call Options.  The Funds are also authorized to purchase call options.  The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price (call options on futures contracts are settled by purchasing the underlying futures contract).  A Fund will purchase call options only in connection with “closing purchase transactions.” The Funds will not purchase call options on securities (including stock index options) if as a result of such purchase the aggregate cost of all outstanding options on securities held by a Fund would exceed 5% of the market value of its total assets.

Interest Rate and Financial Futures Options.  The Funds may invest in interest rate futures contracts, foreign currency futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering interest rates, several indexes and a number of financial instruments and foreign currencies.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a US or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is “covered” or if the Funds at all times maintains with the Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is “covered.”

Restrictions on the Use of Futures Transactions.  The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received.  Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker.  This

9

amount is known as “initial margin” and represents a “good faith” deposit assuring the performance of both the purchaser and seller under the futures contract.  Subsequent payments to and from the broker, called “variation margin,” are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as “marking to market.”  At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract.  A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain.  In addition, a nominal commission is paid on each completed sale transaction.

Restrictions on OTC Options.  The SSgA Funds described in this Statement may engage in OTC options (including OTC foreign security and currency options and options on foreign security and currency futures if permitted by its investment mandate), only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.  The Fund will acquire only those OTC options for which the Adviser believes the Fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities.  Therefore, the Funds have adopted an operating policy pursuant to which they will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of:  (1) the market value of outstanding OTC options held by a Fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by a Fund; (3) margin deposits on a Fund’s existing OTC options on futures contracts; and (4) the market value of all other assets of a Fund that are illiquid or are not otherwise readily marketable, would exceed 15% of its net assets, taken at market value.  However, if an OTC option is sold by a Fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and a Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (current market value of the underlying security minus the option’s strike price).  The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is “in-the-money.”

Asset Coverage for Futures and Options Positions.  The Funds described in this Statement will not use leverage in their options and futures strategies.  Such investments will be made for hedging purposes only.  A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies.  A Fund will not enter into an option or futures position that exposes it to an obligation to another party unless it owns either:  (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.  The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed.  The Funds’ Custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account.  Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities.  As a result, there is a possibility that segregation of a large percentage of a Fund’s assets could impede portfolio management or the Fund’s ability to meeting redemption requests or other current obligations.

Risk Factors in Options, Futures and Forward Transactions.  The use of options and futures involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities which are the subject of the hedge.  If the price of the options or futures moves more or less than the price of hedged securities, a Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge.  The successful use of options and futures also depends on the Adviser’s ability to correctly predict price movements in the market involved in a particular options or futures transaction.  To compensate for imperfect correlations, a Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts.  Conversely, a Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts.  The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches.  Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise.  In general, options whose strike prices are close to their underlying instruments’ current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Funds described in this Statement may contract to purchase securities for a fixed price at a future date beyond customary settlement time.  When effecting such transactions, cash or marketable securities held by a Fund of a dollar amount sufficient to make

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payment for the portfolio securities to be purchased will be segregated by the Custodian on the Funds’ records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause a Fund to miss an advantageous price or yield.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

The Funds intend to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Adviser believes the Fund can receive on each business day at least two independent bids or offers.  However, there can be no assurance that a liquid secondary market will exist at any specific time.  Thus, it may not be possible to close an options or futures position.  The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.  There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom a Fund has an open position in an option, a futures contract or related option. To the extent that the Fund uses futures, options or forward instruments to gain direct exposure to a security or market, the use of such instruments could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses.

The exchanges on which options on portfolio securities are traded have generally established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers).  “Trading limits” are imposed on the maximum number of contracts which any person may trade on a particular trading day.

Certain Regulatory Aspects of Use of Futures and Options on Futures. Each Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

INVESTMENT RISKS

Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.  There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding US companies.  Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to US companies.  Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets.  Securities of some foreign companies are less liquid and more volatile than securities of comparable US companies.  Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the US, are likely to be higher.  In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the US, and capital requirements for brokerage firms are generally lower.  Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Investments in companies domiciled in emerging market countries may be subject to additional risks than investment in the US and in other developed countries.  These risks include:  (1) The volatile social, political and economic conditions that can cause investments in emerging or developing markets to have exposure to economic structures that are generally less diverse and mature.  Emerging market countries can have political systems which can be expected to have less stability than those of more developed countries.  The possibility may exist that recent favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries.  Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.  (2) The small current size of the markets for such securities and the currently low or nonexistent volume of trading can result in a lack of liquidity and in greater price volatility.  Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries.  Because the Fund’s securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations.  A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Fund’s securities.  In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar.  Further, certain emerging market currencies may not be internationally traded.  Certain of these currencies have experienced a steady devaluation relative to the US dollar.  Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.  (3) The existence of national policies may restrict a Fund’s investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests.  (4) Some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

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The Funds endeavor to buy and sell foreign currencies on favorable terms.  Price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in US dollars are used for the purchase of securities in foreign countries.  Also, some countries may adopt policies which would prevent a Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund’s investments in securities of issuers of that country.  There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, domestic and foreign political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Funds may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS

The SSgA Funds maintain portfolio holdings disclosure policies (“Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Disclosure Policies have been approved by the Board of Trustees. Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds’ fiscal quarter on their website at www.ssgafunds.com.  Quarterly reports will remain on the site until the next quarter’s quarterly reports are posted.

The Disclosure Policies provide that no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party or shareholder, both individual and institutional, except as provided in the Disclosure Policies. The Disclosure Policies require that any non-public disclosure of the Funds’ portfolio holdings to any party, including any shareholder, may only be made if limited exceptions contained in the Disclosure Policies are satisfied. These exceptions are noted below:

a)              The Disclosure Policies permit disclosure of non-public Funds portfolio holdings to any party if that party has signed a written confidentiality agreement that is in form and substance acceptable to, and approved by, the Funds’ officers.  Fund officers may determine what parties to provide such information to, but will report such disclosures, including the form of the confidentiality agreement, at regular Board of Trustees meetings.   No compensation or other consideration is paid as a part of any such arrangement.

b)             The Disclosure Polices permit the disclosure of any and all portfolio information to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Adviser, Sub-Advisor, the Trustees, the directors of the Adviser, the Funds’ Custodian, Distributor, Transfer Agent, Administrator, Independent Accountants, Funds counsel, and each of their respective affiliates and advisors, so long as the disclosure is subject to duties of confidentiality imposed by law and/or contract as determined by the Funds’ officers.   The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

c)              The Disclosure Policies permit disclosure to numerous mutual Fund evaluation services (such as Morningstar and Lipper) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes.  These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.  In order to facilitate the review of the Funds by these services and departments, the Disclosure Policies provide that the Funds may distribute (or authorize the Administrator, Advisor, Sub-Advisor and the Funds’ Custodian or Fund accountants to distribute) periodic portfolio holdings to such services and departments.  If the disclosure of portfolio holding information to any service or department is prior to the public disclosure of this information, the Disclosure Policies require that the service or department enter into a written obligation of confidentiality, approved by a Fund officer.  No compensation or other consideration is paid as a part of any such arrangement.

d)             The Disclosure Policies permit the Adviser’s trading desk to periodically distribute lists of investments held by its clients (including the Funds) for general analytical research purposes.  The Disclosure Policies allow this type of disclosure provided that those lists do not identify individual clients or individual client position sizes and that for equity securities, those lists do not show aggregate client position sizes. The Codes of Ethics of such service providers prohibit the use of such information

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for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

e)              The Disclosure Policies permit the disclosure of portfolio holdings information as may be required by applicable law.

The Disclosure Policies permit portfolio managers and other senior officers or spokespersons of the Administrator, Advisor, Sub-Advisor or the Funds to disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the Disclosure Policies.  For example, a portfolio manager discussing a Fund may indicate that he owns XYZ company for the Fund only if the Fund’s ownership of such company has previously been publicly disclosed.

In determining whether non-public holdings information should be provided to any party in compliance with the Disclosure Policies, Fund officers will consider, among other things, the requesting parties need for such information and whether providing such information is in the best interests of shareholders.  In the event of a conflict, a Fund officer will present information to the Board for their consideration.

The Funds’ Board of Trustees, the Administrator, the Adviser or the Sub-Advisor may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.  The Disclosure Policies will be reviewed and tested by the Funds’ Chief Compliance Officer.

The Disclosure Policies may not be waived, or exceptions made, without the consent of a Fund officer.  All waivers and exceptions of the Disclosure Policies involving the Funds must be disclosed to the Board of Trustees of the Funds no later than its next regularly scheduled quarterly meeting.

The Disclosure Policies are intended to ensure compliance by the Funds’ Administrator, Advisor, Sub-Advisor and the Funds with applicable regulations of the federal securities laws, including the 1940 Act and the Investment Advisers Act of 1940, as amended.  It is the policy of the Administrator, Advisor and Sub-Advisor to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Funds.

INVESTMENT RESTRICTIONS

The Funds described in this Statement are subject to certain investment restrictions, which are considered either fundamental or nonfundamental.  A nonfundamental restriction may be changed by a vote of the Board of Trustees without shareholder approval.  A fundamental restriction may only be changed by a vote of a “majority of the outstanding voting securities” of the Fund.  A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.  Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is made. Except as specifically noted below:

1.               A Fund will not invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, their agencies and instrumentalities; and, also with respect to SSgA Emerging Markets Fund only, emerging market governments, their agencies and instrumentalities).  Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.  (Fundamental restriction with respect to each Fund.)

2.               A Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund’s assets taken at market value, less liabilities other than borrowings.  If at any time a Fund’s borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation.  A Fund will not purchase investments once borrowed funds exceed 5% of its total assets. (Fundamental restriction with respect to each Fund.)

3.               A Fund will not pledge, mortgage, or hypothecate its assets.  However, the Fund may pledge securities having a market value (on a daily marked-to-market basis) at the time of the pledge not exceeding 33-1/3% of the value of the Fund’s total assets to secure borrowings permitted by paragraph (2) above. (Fundamental restriction with respect to each Fund.)

4.               A Fund will not with respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies and instrumentalities), if immediately after and as a result of such investment the current

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market value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s assets and to not more than 10% of the outstanding voting securities of such issuer. (Fundamental restriction with respect to each Fund.)

5.               A Fund will not make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into “repurchase agreements” or “reverse repurchase agreements.”  A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund’s total assets.  Portfolio securities may be loaned if collateral values are continuously maintained at no less than 100% by “marking to market” daily. (Fundamental restriction with respect to each Fund.)

6.               A Fund will not purchase or sell commodities or commodity futures contracts or option on a futures contract except that the Fund may enter into futures contracts and options thereon for hedging purposes, including protecting the price or interest rate of a security that the Fund intends to buy and which relate to securities in which the Fund may directly invest and indices comprised of such securities, and may purchase and write call and put options on such contracts, and if, as a result thereof, more than 10% of the Fund’s total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts. (Fundamental restriction with respect to each Fund.)

7.               A Fund will not purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein (including real estate investment trusts), and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information. (Fundamental restriction with respect to each Fund.)

8.               A Fund will not except as required in connection with permissible financial options activities and futures contracts, purchase securities on margin or underwrite securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.   This restriction does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities. (Fundamental restriction with respect to SSgA Emerging Markets Fund and SSgA International Stock Selection Fund.)

9.               A Fund will not issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.  This restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions. (Fundamental restriction with respect to each Fund.)

10.         A Fund will not purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, except as described herein and in the Fund’s Prospectus, and subject to the following conditions:  (i) such options are written by other persons and (ii) the aggregate premiums paid on all such options which are held at any time do not exceed 5% of the Fund’s total assets.  (Fundamental restriction with respect to SSgA Emerging Markets Fund and SSgA International Stock Selection Fund.)

11.         A Fund will not make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.  The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options. (Fundamental restriction with respect to SSgA Emerging Markets Fund and SSgA International Stock Selection Fund.)

12.         A Fund will not purchase from or sell portfolio securities to its officers or directors or other “interested persons” (as defined in the 1940 Act) of the Fund, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder. (Nonfundamental restriction with respect to SSgA Emerging Markets Fund and SSgA International Stock Selection Fund.)

13.         A Fund will not invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration. (Nonfundamental restriction with respect to each Fund.)

14.         A Fund will not make investments for the purpose of gaining control of an issuer’s management.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Adviser treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.

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To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.  The Funds described in this Statement currently do not intend to invest in the securities of any issuer that would qualify as a real estate investment trust under federal tax law.

Except with respect to Investment Restriction Nos. 2 and 13, if a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

TEMPORARY DEFENSIVE POSITION

From time to time, a Fund may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions.  Temporary defensive positions may be taken, for example, to preserve capital or if the Fund is unable to pursue its investment strategies or acquire the types of securities in which it normally invests.  Temporary defensive positions will be in high-quality fixed income securities, cash or cash equivalents.  These positions include, but are not limited to: (1) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; (2) commercial paper, bank certificates of deposit, bankers’ acceptances and time deposits; (3)  repurchase agreements; or (4) uninvested cash, some or all of which may be held in a non-interest bearing demand deposit account at the Fund’s affiliated custodian.  The Advisor or Sub-Advisor has discretion in determining: (i) whether taking a temporary defensive position is appropriate for a Fund at a particular time, and (ii) the types of instruments that a Fund will hold in taking a temporary defensive position.

When taking a temporary defensive position, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

Generally, securities are purchased for the Funds for investment income and/or capital appreciation and not for short-term trading profits.  The Adviser’s sell discipline for each Fund’s investment in securities of foreign issuers is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Each of the Funds described in this Statement invests in securities domiciled in foreign countries, which may impose restrictions on repatriation of capital and/or dividends which would lengthen the Adviser’s assumed time horizon in those countries. Liquidity, volatility, and overall risk of a position are other factors considered by the Adviser in determining the appropriate investment horizon.  Therefore, the Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.

Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by a Fund during the year.  For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.  A high turnover rate (over 100%) will:  (1) increase transaction expenses which will adversely affect a Fund’s performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains. To the extent any realized gains are short-term capital gains, they will generally be taxed at ordinary income rates.  The payment of any taxes will impact a shareholder’s net return from holding an interest in a Fund.

SSgA Emerging Markets Fund trades more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations.  This policy is expected to result in higher portfolio turnover for the Fund.  However, the Fund does not give significant weight to attempting to realize long-term, rather than short-term, capital gains when making portfolio management decisions.

SSgA Emerging Markets Fund’s portfolio turnover rate may also be affected by participation in initial public offerings (IPOs).  The Fund is authorized to participate in IPOs and then immediately sell the security in the aftermarket.  This practice could result in active and frequent trading of portions of the Fund’s portfolio and an increase in the Fund’s portfolio turnover rate.

Portfolio Turnover Rate. The following table shows each Fund’s portfolio turnover rate during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgAEmerging Markets Fund		42%	39%
SSgA International Stock Selection Fund		75%	54%

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MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called “Investment Advisory and Other Services.”). The Trustees hold office for the life of the SSgA Funds.  A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of SSgA Funds shares or by a vote of a majority of the Trustees.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding.  A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.  The Trustees who are not “interested persons” of the SSgA Funds (the “Independent Trustees”) shall be eligible to serve as Chairman of the Board for a two-year term on a rotating basis. The officers, all of whom are elected annually by the Board of Trustees and employed by either the Administrator or the Adviser or their affiliates, are responsible for the day-to-day management and administration of the SSgA Funds’ operations. For the fiscal year ended August 31, 2009 the Board of Trustees held 13 meetings (including one meeting of the Independent Trustees).

Committees of the Board of Trustees.  There are four standing committees of the Board of Trustees:

·                  The Audit Committee’s primary functions are to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors’ specific representations as to their independence; meet with the Funds’ independent auditors, including private meetings, as necessary to: (i) review the arrangements for and scope of the annual audit and any special audits; (ii) discuss any matters of concern relating to the Funds’ financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) consider the auditors’ comments with respect to the Funds’ financial policies, procedures and internal accounting controls and management’s responses thereto; (iv) review the form of opinion the auditors propose to render to the Board and shareholders; (v) consider the effect upon the SSgA Funds of any changes in accounting principles or practices proposed by management or the auditors; (vi) review the fees charged by the auditors for audit and non-audit services; (vii) investigate improprieties or suspected improprieties in Fund operations; (viii) pre-approve Fund audit services and associated fees; (ix) pre-approve non-audit services provided to the Fund and to the Funds’ Adviser or service affiliates (entities that are affiliated with the Funds’ investment advisor and provide ongoing services to the Funds) where the services have a direct impact on the operations of financial reporting of the Fund; (x) receive and consider, prior to the filing of an audit report with the SEC, reports from the Funds’ independent auditor regarding their audit; (xi) receive and consider reports from Fund management of any significant deficiencies in the design or operation of the Funds’ internal controls; (xii)  report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and (xiii) perform such other functions consistent with the Audit Committee Charter, the SSgA Funds’ By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate. The Audit Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Audit Committee held 5 meetings.

·                  The Valuation Committee’s primary purpose is to make fair value determinations as set forth in the SSgA Funds’ Securities Valuation Procedures.  The SSgA Funds have established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (“State Street”) and SSgA Funds Management, Inc.  The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting. The Valuation Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009, the Valuation Committee held 15 meetings.

·                  The primary function of the Governance Committee and the Nominating Sub-Committee is to review and evaluate the composition and performance of the Board and make nominations for membership on all Board committees and review the responsibilities of each committee; and to review governance procedures, compensation of Independent Trustees, and independence of outside counsel to the Trustees.  The Nominating Committee will not consider nominees recommended by securities holders.  The Governance Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Governance Committee held 3 meetings.

·                  The primary functions of the Qualified Legal and Compliance Committee (the “QLCC”) are to receive quarterly reports from the SSgA Funds’ Chief Compliance Officer; to oversee generally the SSgA Funds’ responses to regulatory inquiries; and to

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investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the SSgA Funds, its officers or the Trustees. The QLCC consists of all of the Independent Trustees.  During the fiscal year ended August 31, 2009, the QLCC held 4 meetings.

The following lists the SSgA Funds’ Trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and, with respect to the Trustees, other directorships held during the past five years.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Independent Trustee Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	· Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Until December 2008, Director, Russell Trust Company; and · Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21

Interested Trustee Diane Glossman Born State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Trustee since September 2009	· [EXPERIENCE]	[21]

Interested Trustee Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Trustee since November 2008	· 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; · 2006 to Present, Trustee, Berea College; and · 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Independent Trustee William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Chairman, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); · Certified Financial Planner and Member, Financial Planners Association; and · Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21

Independent Trustee Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21

Independent Trustee Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Independent Chairman of the Board since January 2009 · Member (ex officio), Audit Committee · Member (ex officio), Governance Committee · Member (ex officio), Valuation Committee · Member (ex officio), QLCC	· 2003 to December 2008, Associate Justice, Commonwealth of Massachusetts Superior Court; · 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

Independent Trustee Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee	· March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); · Board Member, Healthcare Georgia Foundation (private foundation); and · September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

	· Member, QLCC · Audit Committee Financial Expert

Independent Trustee Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	· Trustee since 1991 · Member, Audit Committee · Member, Governance Committee · Chairman, Valuation Committee · Member, QLCC	· Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

Independent Trustee Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Alternate Chairman, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Chairman, QLCC · Audit Committee Financial Expert	· Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years

Principal Officer James E. Ross Born June 24, 1965 State Street Financial Center	· President and Chief Executive Officer from January 2006 to Present · Principal

·      2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);

·      March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and

·      President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years

One Lincoln Street Boston, MA 02111-2900	Executive Officer since 2005	Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Principal Officer Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Vice President since May 2006

·      Principal, SSgA Funds Management, Inc. (investment advisor); and

·      July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Principal Officer Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Chief Compliance Officer since August 2007	· 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and · 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Principal Officer Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	· Treasurer and Principal Accounting Officer since 2000

·      Director — Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;

·      Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and

·      Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Principal Officer Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	· Secretary since 2007 and Chief Legal Officer since 2008

·      US General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;

·      Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and

·      Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

Compensation

Independent Trustees are paid each calendar year an annual base retainer fee of $70,000.  The SSgA Funds’ Chairman receives an additional annual retainer of $30,000.  In addition to the foregoing retainer fees, the Independent Trustees receive an annual retainer for committee membership as follows: $6,000 (Audit Committee); $4,000 (Governance and Nominating Committee); $7,000 (Valuation Committee); and $4,000 (Legal and Compliance Committee).  The Independent Trustees are paid a per-meeting fee for

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attendance of $6,000 (regular Board of Trustees meetings); $2,500 (Independent Trustees meetings); $4,000 (Audit Committee meetings), $2,500 (Governance and Nominating Committee meetings), $2,500 (Legal and Compliance Committee meetings called for purposes other than receiving reports from the Funds’ Chief Compliance Officer), $750 (telephonic meetings under thirty minutes), and $1,500 (telephonic meetings over thirty minutes).  The Chairman of each Committee receives an additional annual fee as follows:  $10,000 (Audit Committee); and $5,000 (Governance and Nominating Committees, Legal and Compliance Committee, and Valuation Committee). The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of SSgA Funds’ expenses. However, the SSgA Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified SSgA Funds.  The SSgA Funds’ officers are compensated by either the Administrator or the Adviser or their affiliates.

Trustee Compensation Table
For The Fiscal Year Ended August 31, 2009

	Aggregate Compensation From SSgA Funds	Pension Or Retirement Benefits Accrued As Part Of SSgA Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds And Fund Complex Paid To Trustees
Independent Trustees
Lynn L. Anderson, Chairman of the Board	$	$	$	$
Diane Glossman	$	$	$	$
Shawn C.D. Johnson	$	$	$	$
William L. Marshall	$	$	$	$
Steven J. Mastrovich	$	$	$	$
Patrick J. Riley	$	$	$	$
Richard D. Shirk	$	$	$	$
Bruce D. Taber	$	$	$	$
Henry W. Todd	$	$	$	$

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EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008

Trustee	Dollar Range Of Equity Securities In Each Fund		Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies

Henry W. Todd	None	$0	$0

CONTROLLING AND PRINCIPAL SHAREHOLDERS

State Street may from time to time have discretionary authority over accounts which invest in shares of the SSgA Funds.  These accounts include accounts maintained for securities lending clients and accounts which permit the use of the Funds as short-term cash sweep investments.  Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares.  As of November 30, 2009, State Street held of record less than 25% of the issued and outstanding shares of the SSgA Funds (in the aggregate) in connection with its discretionary accounts, however, State Street may hold more than 25% of such shares in any one series of the Funds.  Consequently, State Street is not deemed to be a controlling person for purposes of the 1940 Act.

The Trustees and officers of Funds, as a group, own less than 1% of SSgA Funds’ voting securities.

As of November 30, 2009, the following shareholders owned of record 5% or more of the issued and outstanding shares of each Fund described in this Statement. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

SSgA Emerging Markets Fund

·

SSgA Emerging Markets Fund — Select Class

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·

SSgA International Stock Selection Fund

·

SSgA International Stock Selection Fund — Class R

·

INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

SSgA Funds Management, Inc. (the “Advisor”) serves as the SSgA Funds’ investment advisor pursuant to an Advisory Agreement dated May 1, 2001 (the “Advisory Agreement”).  The Adviser is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.  The Adviser, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. State Street, the SSgA Funds’ Custodian; Boston Financial Data Services, the Transfer and Dividend Paying Agent; and State Street Global Markets, LLC, the Funds’ Distributor, are affiliated persons of the Adviser. The address of the Adviser and State Street Corporation is State Street Financial Center, One Lincoln Street, Boston, MA  02111-2900.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Funds and either a majority of all Trustees or a majority of the shareholders of the Funds approve its continuance.  The Advisory Agreement may be terminated by the Adviser or a Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.  Please see the Funds’ Annual Reports to Shareholders for a discussion regarding the Board’s basis for approve the Advisory Agreement and the period covered by the approval.

Under the Advisory Agreement, the Adviser directs the SSgA Funds’ investments in accordance with each Fund’s investment objective, policies and limitations.  For these services, each Fund pays an annual management fee to the Adviser.  The management fee rate is a percentage of the average daily net asset value of a Fund, calculated daily and paid monthly.

The management fee is the same for each class of shares with respect to Funds with multiple classes.

Advisory Expenses. The following table shows the expenses each Fund accrued to the Adviser during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Emerging Markets Fund		$29,575,379	$21,345,852
SSgA International Stock Selection Fund		$19,426,117	$15,925,099

The Adviser has contractually agreed to waive the advisory fee or reimburse all expenses in excess of a certain percentage of average daily net assets on an annual basis for certain Funds.  The contractual waivers and reimbursements are in effect through December 31, 2009 and are considered from year to year on a calendar basis.  The applicable waivers and reimbursements are shown in the table below for the fiscal years ended August 31:

Fund	Contractual Fee Waiver/Reimbursement (% of average daily net assets on an annual basis)	2009	2008	2007
SSgA Emerging Markets Fund	Reimbursement of all expenses in excess of 1.25%		$0	$160,525

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SSgA International Stock Selection Fund	Waiver of up to the full amount of the advisory fee to the extent that expenses exceed 1.00% for the Institutional class and 1.60% for Class R	$4,925,579	$3,658,507

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund, a series of the SSgA Funds not presented in this Statement (the “Central Fund”). Shares of the Central Fund sold to and redeemed from any participating Fund will not be subject to a redemption fee, distribution fee or service fee.  If Central Fund shares sold to or redeemed from a participating Fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating Fund in an amount that offsets the amount of such distribution or service fee incurred by the participating Fund.

Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of the Funds’ advisory fees equal to the advisory fee paid by the Fund to the Central Fund.  For the following SSgA Funds, the waiver amounted to the following for the fiscal year ended August 31:

Fund	2009	2008	2007
SSgA Emerging Markets Fund		$269,595	$227,718
SSgA International Stock Selection Fund		$23,678	$89,172

PORTFOLIO MANAGERS

Other Accounts Managed. A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for multiple accounts. Potential conflicts may arise out of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while one of the funds managed by the same portfolio manager maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that seek to purchase or dispose of the same securities. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts.  For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

The Adviser manages each Fund using a team of investment professionals.  The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for each Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager.  Therefore, some accounts and assets have been counted twice.

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Other Accounts Managed as of August 31, 2009

Portfolio Managers	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles*	Assets Under Management (in billions)	Number of Other Types of Accounts	Assets Under Management (in billions)	Asset Total (in billions)
SSgA Emerging Markets Fund
Brad Aham Chris Laine
*
SSgA International Stock Selection Fund
Guarav Malik Didier Rosenfeld
*

Ownership of Securities.  As of August 31, 2009, except as described below, the portfolio managers do not beneficially own any shares of any Fund described in this statement.

Ownership of Securities as of August 31, 2009

Portfolio Manager	Dollar Range Of Equity Securities In the Funds Managed by the Portfolio Manager

Compensation. The compensation of the Adviser’s investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives.  The second factor taken into consideration is the size of the pool available for compensation.  SSgA Funds Management, Inc. is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool.  Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group.  The pool is then allocated on a discretionary basis to individual employees based on their individual performance.  There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy.  The same process is followed in determining incentive equity allocations.

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ADMINISTRATOR

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the SSgA Funds’ administrator, pursuant to an Administration Agreement dated January 1, 2008 (the “Administration Agreement”).  RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The Administrator’s mailing address is 909 A Street, Tacoma, WA  98402.

RFSC is an affiliate of Russell Investments which, through its subsidiaries, provides comprehensive money manager evaluation services to institutional clients, including RIMCo. Russell Investments provides other services to large pools of investment assets, including:  (1) investment management services for Russell subsidiary-sponsored funds; and (2) transition management and portfolio implementation services. Russell Investments is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

Pursuant to the Administration Agreement with the SSgA Funds, the Administrator will:  (1) supervise all aspects of the Funds’ operations; (2)  provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds’ books and records; (3) arrange the periodic updating of the Funds’ Prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the SEC; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For all services provided by the Administrator pursuant to the Administration Agreement, the SSgA Funds pay the Administrator an annual fee equal to the sum of the products of the average daily net assets for each Fund multiplied by the following percentages:

Money Market Portfolios

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US Equity Portfolios

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US Fixed Income Portfolios

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

International Portfolios

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

Feeder Portfolios(1)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated.

In addition, the Administrator charges a flat fee of $30,000 per year if a Fund has less than $500 million in assets under management.

The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund.  The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance.  The Agreement may be terminated by the Administrator or any Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.

Administration Expenses. The following table shows the expenses each Fund accrued to the Administrator during the fiscal years ended August 31:

(1) The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable Fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by Fund type, should the Fund cease operating as a Feeder Portfolio.

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Fund	2009	2008	2007
SSgA Emerging Markets Fund		$2,369,548	$1,709,744
SSgA International Stock Selection Fund		$1,556,424	$1,263,472

CUSTODIAN

State Street Bank and Trust Company serves as the SSgA Funds’ Custodian.  State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street also provides the basic portfolio recordkeeping required by the SSgA Funds for regulatory and financial reporting purposes.  For these services, State Street is paid an annual fee in accordance with the following:

·                  Fund Accounting. A fee payable monthly on a pro rata basis, based on month-end gross assets of the complex:  First $30 billion—0.75 basis point (b.p.); over $30 billion—0.50 b.p. (domestic accounting); First $10 billion—1.50 b.p.; over $10 billion—1.00 b.p. (international accounting);

·                  Custody. For domestic custody, a fee payable monthly on a pro rata basis, based on the following percentages of month-end net assets (excluding short term sweep investments into other SSgA money market funds):  First $20 billion—0.40 b.p.; over $20 billion—0.20 b.p. Domestic transaction charges range from $6 to $25.  For international transactions, holding charges range from 1 b.p. to 35 b.p. and transaction charges range from $30 to $125, depending on the country in which securities are held. An additional manual trade charge of $15 (US domestic trades) or $25 (non-US trades) applies to trades not delivered electronically in good form.

·                  Pricing. Monthly quote charge, based on month-end positions: $4,500 annual base pricing charge per Fund with charges ranging from $4 to $16, depending on the type of security. ITG fair value pricing $4,000 per Fund annually;

·                  Yields.  $4,200 per Fund annually;

·                  On-Line Access Charge.  $960 per Fund annually;

·                  Multiple Classes of Shares. $5,100 per class annually;

·                  Fund of Funds.  Accounting fee, daily priced—$9,000 per Fund of Fund annually; each additional class—$9,000 per class annually; transactions—$5 each; custody feeder flat fee $9,000 annual per feeder;

·                  Loan Servicing Fee. The greater of the per loan calculation and asset based calculation.  Per loan calculations range from $750 per loan for a Fund that holds 5 loans, to $3,750 per loan for a Fund that holds 50 loans, and a minimum additional $55 per loan charge in excess of 50 loans; asset based fee calculations are 3 b.p. for the first $500 million, 2.5 b.p. for the next $500 million and 2 b.p. thereafter, with incoming and outgoing wire charges of $5 and $5.25 respectively.

·                  Earnings Credit. A balance credit is applied against the above fees (excluding out-of-pocket expenses).  The credit is based on 90% of the average 91-day Treasury bill rate for the month, times the average collected balance in the custodian demand deposit account for the month billed;

·                  Special Services. Wash sales system and ITELS—$3,000 per Fund annually; qualified dividend income reporting—$500 per Fund; Chief Compliance Officer reporting fees—$600 per Fund annually; and

·                  Out of Pocket Expenses at Cost. Include but are not limited to:  annual maintenance fee of $3,000, ITG fair value fee per composite fund annually of $10,000, telephone and other communication lease line charges; SWIFT trade charges, SAS 70 and SAS 99 charges agreed upon procedures review, wire charges of $5, postage and insurance, courier fees, duplicating, legal fees, supplies relating to Funds records, sub-custodian charges, audit letter, stamp duties, proxy fees and archive/document storage costs.

The Custodian’s address is 200 Newport Avenue, Josiah Quincy Building JQ5S, North Quincy, MA  02171.

TRANSFER AND DIVIDEND PAYING AGENT

Boston Financial Data Services, Inc. (“BFDS”) serves as the Transfer and Dividend Paying Agent. BFDS is a joint venture of State Street Corporation and DST Systems, Inc. BFDS is paid the following annual account services fees: $13.35 open account fee; $2.57

27

closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $20,000 Fund minimum (26 to 35 CUSIPs) or $12,000 Fund minimum (over 35 CUSIPs); and omnibus transparency Full services fees of $.45 per underlying sub-position on an Intermediary’s system for an omnibus account (an “accountlet”) from 0-500,000; $.45 for 500,001 to 2,000,000 (waived), and $.10 for 2,000,0001 and greater; investigation fees of $3,000 to $5,000 per month depending on the number of accountlets.  BFDS is also paid the following activity based fees:  $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company.  Portfolio fees are allocated to each Fund based on the average net asset value of each Fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. BFDS is reimbursed by each Fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the Fund. BFDS’s principal business address is 2 Heritage Drive, North Quincy, MA  02171.

DISTRIBUTOR

State Street Global Markets, LLC (the “Distributor”) serves as the distributor of Fund shares pursuant to a Distribution Agreement dated March 1, 2002, as amended (the “Distribution Agreement”).  The Distribution Agreement shall continue in effect for each Fund for two years following its effective date with respect to the Fund; and thereafter only so long as its continuance is specifically approved at least annually by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval, or by vote of a majority of the outstanding voting securities of the Fund. The Distributor offers the shares of each Fund on an agency or “best efforts” basis under which the SSgA Funds shall only issue such shares as are actually sold. The Distributor is a wholly owned subsidiary of State Street Corporation. The Distributor’s mailing address is State Street Financial Center, One Lincoln Street, Boston, MA  02111-2900.

Distribution Expenses. The following table shows the expenses each Fund accrued to the Distributor during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Emerging Markets Fund		4,291,181	$2,816,408
SSgA Emerging Markets Fund – Select Class		$0	$0
SSgA International Stock Selection Fund		$5,131,589	$3,759,298
SSgA International Stock Selection Fund – Class R		$8,295	$3,556

For the fiscal year ended August 31, 2009 these amounts are reflective of the following individual payments:

Fund	Advertising	Printing	Compensation to Dealers	Compensation to Sales Personnel	Other*
SSgA Emerging Markets Fund
SSgA International Stock Selection Fund
SSgA International Stock Selection Fund – Class R

*           Include such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

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Through December 31, 2009, the Distributor has contractually agreed to waive up to .70% of the average daily net assets on an annual basis the distribution and shareholder servicing fees of the Class R Shares.  The waiver amounted to $0 in fiscal 2009, 2008 and 2007 with respect to SSgA International Stock Selection Fund.

CODE OF ETHICS

The Adviser, Distributor, Custodian, Transfer Agent, Administrator and SSgA Funds have each adopted a code of ethics (the SSgA Funds’ code being referred to herein as the Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the Funds’ service providers and officers, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Adviser or the SSgA Funds. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Adviser as part of their job function) must pre-clear personal securities transactions.  Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the SSgA Funds’ service providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS

Distribution Plans.  Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule.  Accordingly, each class of shares offered by the SSgA Funds operates under a separate Rule 12b-1 plan providing for payment of distribution expenses up to the plan limit.

In connection with the Trustees’ consideration of whether to adopt the distribution plans, the Distributor, as the Funds’ principal underwriter, represented to the Trustees that the Distributor believes that the distribution plans should result in increased sales and asset retention by enabling the Funds to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a distribution plan or under an alternative distribution arrangement, the level of sales and asset retention that a Fund would have.  The distribution plans do not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.  A quarterly report of the amounts expended under all of the distribution plans in operation, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review.  No distribution plan may be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that are paid by the Funds.  The distribution plans and any material amendments must be approved annually by all of the Trustees and by the Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Funds nor have any direct or indirect financial interest in the operation of the distribution plan or any related agreements.

Long-term shareholders of the SSgA Funds may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Institutional Plan. The original class of shares of the SSgA Funds is referred to as the “Institutional Class.”  The Plan of Distribution Pursuant to Rule 12b-1 Plan for the Institutional Class (the “Institutional Plan”) was adopted by the Board of Trustees on January 8, 1992.  The Institutional Plan was restated on April 9, 2002 to update current operations.  The Institutional Plan provides for reimbursement for distribution expenses up to the plan limit.  The Institutional Plan provides that each Institutional Class Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services.  The Institutional Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.

Payments to the Distributor for the sale and distribution of Institutional Class shares, are not permitted by the Institutional Plan to exceed .25% of a Fund’s average net asset value per year.  Payments to Financial Intermediaries providing shareholder services to the Institutional Class are not permitted by the Institutional Plan to exceed .20%. Any payments that are required to be made to the Distributor or Financial Intermediary that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the Institutional Plan is in effect.  The Fund’s liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred.

Class R Plan.  The Plan of Distribution Pursuant to Rule 12b-1 for Class R Shares (the “Class R Plan”) provides for payment by the Funds to the Distributor for various distribution, shareholder and administrative services up to the plan limit The Board of Trustees adopted the Class R Plan on April 8, 2003, and it is similar in all material respects to the distribution plans for the Institutional Class, other than with respect to the limitation on distribution and shareholder servicing fees.

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Under the Class R Plan each Fund in the class pays the Distributor a fee not to exceed 0.70% of the Fund’s average net asset value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and Financial Intermediaries.  The Distributor pays Financial Intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund.  Fees paid to the Financial Intermediaries providing shareholder and administrative services to a Fund are not permitted by the Class R Plan to exceed .65% of the Fund’s average net asset value per year.  Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the Class R Plan to exceed 0.05% of the Fund’s average daily net asset value per year. Any payments that are required to be made to the Distributor or Financial Intermediaries that cannot be made because of the limitations contained in the Class R Plan may be carried forward and paid in the following two fiscal years so long as the Class R Plan is in effect.

Select Class Plan. The Plan of Distribution Pursuant to Rule 12b-1 for Select Class Shares (the “Select Class Plan”) provides for payment to the Distributor for various distribution, shareholder and administrative services up to the plan limit.  The Board of Trustees adopted the Select Class Plan on November 8, 2005, and it is similar in all material respects to the distribution plan for the Institutional Class, other than with respect to the limitation on distribution and shareholder servicing fees.

Under the Select Class Plan, the Fund pays the Distributor a fee not to exceed 0.025% of the Select Class’ average net asset value per year.  Payments to the Distributor for distribution and shareholder services to the Select Class are not permitted by the Plan to exceed 0.025% of the Select Class’ average daily net asset value per year. Any payments that are required to be made to the Distributor that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Class Plan is in effect.

Distribution and Shareholder Servicing. Payments under the distribution plans are made to the Distributor to finance activity which is intended to result in the sale and retention of Fund shares including:  (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor’s overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel. Under the distribution plans, the SSgA Funds and/or the Distributor may also enter into service agreements with various financial institutions, such as banks, broker-dealers, financial advisors or other financial institutions, including the Adviser and its affiliates (each of which is referred to as a Financial Intermediary) to provide shareholder servicing with respect to the shares held by or for the customers of the Financial Intermediaries.  Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law. Under the service agreements, the Financial Intermediaries may provide various services for such customers, including: (1) answering inquiries regarding the Funds; (2) assisting customers in changing dividend options, account designations and addresses; (3) performing subaccounting for such customers; (4) establishing and maintaining customer accounts and records; (5) processing purchase and redemption transactions; (6) providing periodic statements showing customers’ account balances and integrating such statements with those of other transactions and balances in the customers’ other accounts serviced by the Financial Intermediaries; (7) arranging for bank wires transferring customers’ proceeds; and (8) such other services as the customers may request in connection with their accounts, to the extent permitted by applicable statute, rule or regulation. Shareholder services may also include sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.  Financial Intermediaries will be responsible for prompt transmission of purchase and redemption orders and may charge fees to their customers for their services.

The Adviser and Distributor, or an affiliate of the Adviser or Distributor, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to the Rule 12b-1 and shareholder servicing fees paid by the Fund. As of the 12 months ended August 31, 2009, the Adviser and/or Distributor made such cash payments to 11 Financial Intermediaries.  Financial Intermediaries are compensated based on the average daily value of all shares of each Fund owned by customers of the Financial Intermediary.  From time to time, the Adviser or Distributor, or an affiliate of the Adviser or Distributor may also pay non-cash compensation to the sales representatives of Financial Intermediaries in the form of (1) ordinary and usual gratuities, tickets and other business entertainment; and/or (2) sponsorship of regional or national events of Financial Intermediaries.

Institutional Class Distribution and Shareholder Servicing. Under the Institutional Plan, Financial Intermediaries may receive from the SSgA Funds and/or the Distributor, payment that shall not exceed .20% per annum of the average daily net asset value of the Institutional Class shares owned by or for shareholders with whom the Financial Intermediary has a servicing relationship.

With respect to the Institutional Class, the SSgA Funds have entered into service agreements with State Street and the following entities affiliated with State Street: State Street Global Markets, LLC; Fiduciary Investors Services division of State Street Bank and Trust Company, and High Net Worth Services division of State Street Bank and Trust Company.  The purpose of the service agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities.  In return for these

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services, the SSgA Funds and/or Distributor pay the Financial Intermediaries that are affiliated with State Street monthly fees at a rate that shall not exceed .175% per annum of the average daily net asset value of the Fund’s shares owned by or for shareholders with whom the affiliated Financial Intermediary has a servicing relationship. The service agreements with affiliated Financial Intermediaries are reviewed annually by the Board of Trustees.

Class R Distribution and Shareholder Servicing. Under the Class R Plan, the Financial Intermediaries may receive from the SSgA Funds and/or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed 0.65% per annum of the average daily net asset value of the Class R Shares owned by or for shareholders with whom the Financial Intermediary has a servicing relationship.

Select Class Distribution and Shareholder Servicing.  Under the Select Class Plan, Financial Intermediaries are not entitled to compensation.

Shareholder Servicing Fees to State Street. The following table shows the expenses each Fund paid to State Street, under a Service Agreement pursuant to Rule 12b-1, during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Emerging Markets Fund		$458,869	$483,763
SSgA Emerging Markets Fund – Select Class		$348,773	$228,040
SSgA International Stock Selection Fund		$646,015	$530,801
SSgA International Stock Selection Fund – Class R		$1,623	$321

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with standards of the Public Company Accounting Oversight Board (United States), and, pursuant to Rule 17f-2 of the 1940 Act, three security counts.  Deloitte Tax LLP is responsible for the review of the Funds’ federal tax returns. The mailing address of Deloitte & Touche LLP and Deloitte Tax LLP is 200 Berkeley Street, Boston, MA  02116.

LEGAL COUNSEL

Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds. Joseph P. Barri LLC, 259 Robbins Street, Milton, MA  02186, provides legal services to the Independent Trustees.

BROKERAGE PRACTICES AND COMMISSIONS

All portfolio transactions are placed on behalf of the SSgA Funds by the Adviser.  Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.  Ordinarily commissions are not charged on over the counter orders (i.e. debt securities and money market investments) because the Funds pay a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to the Funds.  When a Fund executes an over the counter order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.  Securities may be purchased from underwriters at prices that include underwriting fees.

The Funds described in this Statement may be permitted to purchase equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets (see “Investment Strategies”).  ADRs and EDRs may be listed on stock exchanges, or traded in the over the counter markets in the US or Europe, as the case may be.  ADRs, like other securities traded in the US, will be subject to negotiated commission rates.

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The Advisory Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions provided the Adviser seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of the Adviser), the Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances).  The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to:  liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur.  The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser does not currently use the SSgA Funds’ assets for, or participate in, third party soft-dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services.  The Adviser does not “pay up” for the value of any such proprietary research. The Adviser may aggregate trades with clients of State Street Global Advisors, whose commission dollars are used to generate soft dollar credits.  Although the Adviser’s clients’ commissions are not used for third party soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the Investment Company’s procedures adopted in accordance with Rule 17e-1 of the 1940 Act.  The SSgA Funds have adopted procedures pursuant to Rule 12b-1(h) of the 1940 Act that are reasonably designed to prevent the Adviser from directing brokerage in consideration of distribution of Funds shares.

With respect to brokerage commissions, if commissions are generated by a Fund, the Board reviews, at least annually, the commissions paid by a Fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a Fund.

Brokerage Commission Expenses. The following table shows the brokerage commission expenses that the Adviser paid during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Emerging Markets Fund		$4,723,519	$4,100,179
SSgA International Stock Selection Fund		$2,637,558	$2,192,017

Top 10 Brokers. During the fiscal year ended August 31, 2009 the Funds described in this Statement purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund’s ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund.  The following table shows the value of broker-dealer securities held and the commissions paid (if any) as of August 31, 2009:

SSgA Emerging Markets Fund	Principal ($000)	Commission ($000)

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SSgA International Stock Selection Fund	Principal ($000)	Commission ($000)

PRICING OF FUND SHARES

The SSgA Funds are offered without a sales commission by the Distributor to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.  The Funds described in this Statement determine the price per share once each business day (unless otherwise noted) at the close of the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time).  A business day is one on which the New York Stock Exchange is open for regular trading.  Pricing does not occur on non-business days.  Currently, the New York Stock Exchange is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The New York Stock Exchange may close early on Christmas Eve and New Year’s Eve and before certain other holidays. Please contact your SSgA Funds account representative if you have questions on early Exchange closing times.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares.  Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless it is determined that a particular event would materially affect the net asset value.  If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

Portfolio instruments for which market quotations are available are valued at market value.  If market quotations are not readily available or if the Custodian or the Administrator believe that the available quotations are unreliable, the portfolio instruments are valued at fair value as determined in good faith by the Board of Trustees in accordance with the Funds’ Securities Valuation Procedures.  This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded.  United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last sale price.  Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

International securities traded on a national securities exchange or over the counter are valued on the basis of the last sale price.  In the absence of a last sale price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.  Some international securities trade on days that the Fund is not open for business.  As a result, the net asset value of Fund shares may fluctuate on days when Fund shareholders may not buy or sell Fund shares.

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The Funds value securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value.  This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund’s portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the market price of the security. Calculations are periodically made to compare the value of the Fund’s investments valued at amortized cost with market values. Market valuations are generally obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. In accordance with the Securities Valuation Procedures, in the event market quotations are not readily available for certain portfolio assets, for purposes of the market value comparison, the fair value of such portfolio assets will be determined by the Funds’ Oversight Committee (or, in some cases, the Board’s Valuation Committee). If a deviation of 1/2 of 1% or more were to occur between the NAV per share calculated by reference to market values and a Fund’s $1.00 per share NAV, or if there were any other deviation that the Board believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If the Fund’s NAV (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board might temporarily reduce or suspend dividend payments in an effort to maintain the NAV at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund’s NAV (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board might supplement dividends in an effort to maintain the NAV at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Funds’ NAV also may be processed on a confirmed basis.

The SSgA Funds received an exemption from Section 18(f) of the 1940 Act, which enables it to redeem securities in kind. Therefore, a Fund may pay any portion of the redemption amount (in excess of $15 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.

TAXES

The tax discussion in this document is only a summary of certain United States federal income tax issues generally affecting the Funds and their shareholders.  The following assumes any Fund shares will be capital assets in the hands of a shareholder.  Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax advisor. Each portfolio of the SSgA Funds intends to qualify each year as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a RIC, each Fund is generally not subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to shareholders.  The Board intends to distribute each year substantially all of the SSgA Funds’ net investment income and net capital gain.  It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.  If a Fund fails to qualify as a RIC for any taxable year, it will be subject to tax as a “C” corporation and may be limited in its ability to qualify as a RIC in the future.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and (3) certain undistributed amounts from the preceding calendar year.  For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such months will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

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Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares.

As of the date of this document, generally, the maximum stated U.S. federal income tax rate applicable to individuals is 35% for ordinary income and 15% for net long-term capital gain.  Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011.  It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation.  Additionally, a Fund may purchase bonds at market discount (i.e., bonds with a purchase price less then original issue price or adjusted issue price).  If such bonds are subsequently sold at a gain, then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, will be taxable to shareholders as ordinary income.

In addition to the strategies and investments described above, shareholders should be aware that other investments made by a Fund may involve complex tax rules that could result in income or gain recognition by the Fund without corresponding current cash receipts.  If noncash income is recognized by a Fund, the Fund may distribute cash derived from other sources so as to meet certain minimum distribution requirements.  A Fund could be required at times to liquidate investments prematurely in order to satisfy those minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Foreign shareholders should consult their tax advisors as to if and how the U.S. federal income tax and its withholding requirements applies to them.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss.  Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.  These gains and losses, referred to under the Code as “Section 988” gains and losses, may increase or decrease the amount of the Fund’s net investment income to be distributed to its shareholders as ordinary income.

Issues Related to Hedging, Derivatives and Option Investments.  A Fund’s ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund’s income and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss.  Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

Foreign Income Taxes.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source, subject to exemptions and rate reductions under income tax treaties between the United States and certain foreign countries.  The Fund and its shareholders generally will not be entitled to any foreign tax credit or deduction with respect to such taxes against any United States federal income tax. However, if more than 50% in value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the “Foreign Election”) that would permit you to take a credit (or deduction) for foreign income taxes paid by the Fund.  The Fund may be subject to certain holding period requirements with respect to securities held to take advantage of this credit.  If the Foreign Election is made by a Fund and you chose to use the foreign tax credit, you would be able to include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund provided certain requirements are satisfied.  You would be entitled to treat the foreign income taxes withheld as a credit against your United States federal income taxes, subject to the limitations set forth in the Code with respect to the foreign tax credit generally.  Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit.

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If a Fund invests in an entity that is classified as a passive foreign investment company (“PFIC”) for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund.  The Fund may be able to remedy the potential adverse consequences of investing in a PFIC by electing to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom, with the result that unrealized gains would be treated as realized gains and would be reported as ordinary income.  Any mark-to-market losses, as well as losses from an actual disposition of PFIC stock, would be reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.  Alternatively, the Fund may make a “qualified electing fund” (“QEF”) election.  Under such an election, the Fund generally would be required to include in its gross income its pro rata share of the PFIC’s ordinary income and long-term capital gain on a current basis, regardless of whether any distributions are received from the PFIC.  However, the Fund may not be able to make a QEF election if it cannot obtain the necessary financial data from the PFIC.

Distributions Attributable to Depreciable Real Estate.  Distributions of certain long-term gains that are attributable to dispositions of depreciable real estate by a REIT in which a Fund invests will be subject to a maximum tax rate of 25% (instead of 15%) for individual shareholders. Because the Fund may invest a substantial portion of its assets in REITs, individual shareholders may be subject to the 25% maximum tax rate on a substantial portion of the distributions they receive from the Fund.

As of August 31, 2009(1) the Funds had capital loss carryovers in the following amounts, which may be applied against any realized net taxable gains in each succeeding year or until the respective expiration dates as indicated below, whichever occurs first:

[Insert Applicable Chart](2)

CALCULATION OF PERFORMANCE DATA

The SSgA Funds compute average annual total return and average annual return (after taxes on distributions) by using standardized methods of calculation required by the SEC.  Average annual total return (before and after taxes on distribution) is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the 1-, 5- and 10-year periods (or life of a Fund as appropriate), that would equate the initial amount invested to the ending redeemable value.

Average annual total return is computed according to the following formula:

P(1+T)[n] = ERV

where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return
	n =	number of years
	ERV =	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period (or fractional portion)

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Average annual total return (after taxes on distributions) is computed according to the following formula:

(1) Confirm.

(2) Or if no capital loss carryovers:

As of August 31, 2009 the Funds had no capital loss carryovers.

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P(1+T)[n] = ATVD

where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions)
	n =	number of years
	ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption

The calculation assumes that all distributions of the Fund, less taxes due on such distributions, are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

Average Annual Total Returns

Fund	1 Year Ending August 31, 2009	5 Years Ending August 31, 2009	10 Years Ending August 31, 2009
SSgA Emerging Markets Fund(1)
SSgA Emerging Markets Fund Select Class(2)
SSgA International Stock Selection Fund(3)
SSgA International Stock Selection Fund — Class R(4)

ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

The SSgA Funds will not hold an annual meeting of shareholders.  Special meetings may be convened:  (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board’s failure to honor the shareholders’ request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

(1) The Fund commenced operations on March 1, 1994.

(2) Select Class shares began operating on March 1, 2006.  Performance for the Fund’s Select Class before its inception is derived from the historical performance of the Institutional Class.  The returns shown above do not reflect deduction of the lower distribution fees and shareholder services fees applicable to the Select Class.  The returns of the Select Class would have been higher than the Institutional Class due to the lower distribution and shareholder servicing fees.

(3) The Fund commenced operations on March 7, 1995.

(4) Performance for the Class R shares before their inceptions (May 14, 2004) is derived from the historical performance of the Institutional classes, adjusted for the higher operating expenses related to distribution and shareholder servicing.

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CAPITALIZATION AND VOTING

Each Fund share has one vote.  There are no cumulative voting rights.  There is no annual meeting of shareholders, but special meetings may be held.  On any matter that affects only a particular investment Fund, only shareholders of that Fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement.

The Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees.  Fund shares are fully paid and nonassessable by the SSgA Funds and have no preemptive rights.

The SSgA Funds do not issue share certificates.  Instead, the Transfer Agent sends monthly statements to shareholders of the Fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts.  Each statement also sets forth the balance of shares held in the account.

The SSgA Funds are authorized to divide shares of any Fund into two or more classes of shares.  The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase Fund provisions and conditions under which any Fund may have separate voting rights or no voting rights.  Each class of shares is entitled to the same rights and privileges as all other classes of the Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund’s portfolio securities.  The SSgA Funds includes the Institutional Class (the original class of shares), and two additional classes of shares:  Class R (SSgA Bond Market Fund, SSgA Small Cap Fund, SSgA International Stock Selection Fund and SSgA Life Solutions Income and Growth Fund, SSgA Life Solutions Balanced Fund and SSgA Life Solutions Growth Funds) and Select Class (SSgA SSgA Emerging Markets Fund).

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA Funds shares are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Adviser from continuing to perform all or a part of the above services for its customers and/or the Fund.  If the Adviser were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services.  In such event, changes in the operation of the Fund may occur.  It is not expected by the Adviser that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY

The SSgA Funds have adopted the proxy voting policies of the Adviser.  The Adviser’s proxy voting policy is attached to this Statement.  You may obtain information regarding how the SSgA Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30: (1) without charge, upon request, by calling 1-800-997-7327; (2) on the Funds’ website at www.ssgafunds.com; and (3) on the SEC’s website at http://www.sec.gov.

MASSACHUSETTS BUSINESS TRUST

Each individual Fund of the SSgA Funds is a series of a “Massachusetts business trust.” A copy of the SSgA Funds’ Master Trust Agreement is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Master Trust Agreement and the By-Laws of the SSgA Funds are designed to make the SSgA Funds similar in most respects to a Massachusetts business corporation. The principal distinctions between the two forms relate to shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Master Trust Agreement provides that the shareholders are not subject to any personal liability for the acts or obligations of the SSgA Funds and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the SSgA Funds contains a provision to the effect that the shareholders are not personally liable.

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No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (1) tort claims, (2) contract claims where the provision referred to is omitted from the undertaking, (3) claims for taxes, and (4) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the SSgA Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the SSgA Funds. The Trustees intend to conduct the operations of the SSgA Funds in a way as to avoid, as far as possible, ultimate liability of the shareholders.

The Master Trust Agreement further provides that the name of the SSgA Funds refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the SSgA Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the SSgA Funds for any satisfaction of claims arising in connection with the affairs of the SSgA Funds. With the exceptions stated, the Trust’s Master Trust Agreement provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the SSgA Funds.

The SSgA Funds shall continue without limitation of time subject to the provisions in the Master Trust Agreement concerning termination by action of the shareholders and the Trustees upon notice to the shareholders.

FINANCIAL STATEMENTS

Each Fund’s financial statements as of and for the fiscal year ended August 31, 2009, appearing in the Funds’ 2009Annual Report to Shareholders, and the reports thereon of Deloitte & Touche LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information.  For a more complete discussion of each Fund’s performance, please see the Funds’ Annual Reports to Shareholders, which may be obtained without charge by calling 1-800-647-7327 or through the Funds’ website at www.ssgafunds.com.

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DESCRIPTION OF SECURITIES RATINGS

Moody’s Investors Service, Inc. (“Moody’s”)

Long-Term Debt Ratings.

·                  Aaa — Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

·                  Aa — Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

·                  A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

·                  Baa — Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Long-Term Corporation and Tax-Exempt Debt Ratings. The two highest ratings of Moody’s for tax-exempt and corporate bonds are Aaa and Aa.  Tax-exempt and corporate bonds rated Aaa are judged to be of the “best quality.”  The rating of Aa is assigned to bonds which are of “high quality by all standards.”  Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger.  Moody’s may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category.  The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a “con” indicating the bonds are rated conditionally.  Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.  In addition, Moody’s has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

Short-Term Corporate, Commercial Paper and Tax-Exempt Debt Ratings. Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

·                  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

·                  Leading market positions in well-established industries.

·                  High rates of return on funds employed.

·                  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

·                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

·                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

·                  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and

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coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

·                  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

·                  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Tax-Exempt Note Ratings. Moody’s ratings for state and municipal notes and other short-term obligations are designated Moody’s Investment Grade (“MIG”).  MIG-1/VMIG-1 denotes best quality.  There is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.  MIG-2/VMIG-2 denotes high quality, with margins of protection ample although not as large as in the MIG-1/VMIG-1 group.

Standard & Poor’s Corporation (“S&P”)

Long-Term Debt Ratings.  The ratings are based, in varying degrees, on the following considerations:  (1) The likelihood of default — capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

·                  AAA — Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

·                  AA — Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

·                  A — Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

·                  BBB — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Corporate, Commercial Paper and Tax-Exempt Debt Ratings. The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA.  Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal.  Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree.  The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.  The foregoing ratings are sometimes followed by a “p” indicating that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

·                  A-1 — This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

·                  A-2 — Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

Tax-Exempt Notes Ratings. An S&P rating of SP-1 indicates very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.  Notes rated SP-2 are issued by issuers that exhibit satisfactory capacity to pay principal and interest.

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Fitch’s Investors Service, Inc. (“Fitch”)

Long-Term Corporate and Tax-Exempt Debt Ratings. The two highest ratings of Fitch for tax-exempt and corporate bonds are AAA and AA.  AAA bonds are considered to be investment grade and of the highest credit quality.  The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.  AA bonds are considered to be investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.  Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.  Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

Short-Term Corporate, Commercial Paper, and Tax-Exempt Debt Ratings. Fitch’s short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years.  The highest rating of Fitch for short-term securities encompasses both the F-1+ and F-1 ratings.  F-1+ securities possess exceptionally strong credit quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.  F-1 securities possess very strong credit quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.  F-2 securities possess good credit quality and have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.Commercial paper rated by Fitch reflects Fitch’s current appraisal of the degree of assurance of timely payment of such debt.  An appraisal results in the rating of an issuer’s paper as F-1, F-2, F-3, or F-4.

·                  F-1 — This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

·                  F-2 — Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff & Phelps Credit Rating Co. (“D&P”)

Long-Term Corporate and Tax-Exempt Debt Ratings. The two highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA and AA.  Securities rated AAA are of the highest credit quality.  The risk factors are considered to be negligible, being only slightly more than for risk-free US Treasury debt.  Securities rated AA are of high credit quality.  Protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.  The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

Short-Term Corporate, Commercial Paper and Tax-Exempt Debt Ratings. The highest rating of D&P for commercial paper is Duff 1.  D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.  Duff 1 plus indicates highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free US Treasury short-term obligations.  Duff 1 indicates very high certainty of timely payment.  Liquidity factors are excellent and supported by strong fundamental protection factors.  Risk factors are considered to be minor.  Duff 1 minus indicates high certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.  Duff 2 indicates good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

IBCA Limited and IBCA Inc. (“IBCA”)

Long-Term Corporation and Tax-Exempt Debt Ratings. The two highest ratings of IBCA for corporate bonds are AAA and AA.  Obligations rated AAA by IBCA have the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.  Obligations for which there is a very low expectation of investment risk are rated AA.  IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within a major rating category.  IBCA does not rate tax-exempt bonds.

Short-Term Corporate and Tax-Exempt Debt Ratings. IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal banking subsidiaries.  The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment.  Those obligations rated A1+ are supported by the highest capacity for timely repayment.  The designation A-2 by IBCA indicates that the obligation is supported by a satisfactory capacity for timely payment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thompson BankWatch (“Thompson”)

Long-Term Corporation and Tax-Exempt Debt Ratings. The two highest ratings of Thomson for corporate bonds are AAA and AA.  Bonds rated AAA are of the highest credit quality.  The ability of the obligor to repay principal and interest on a timely basis is

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considered to be very high.  Bonds rated AA indicate a superior ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.  These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.  Thomson does not rate tax-exempt bonds.

Short-Term Corporate and Tax-Exempt Debt Ratings. Thomson’s short-term paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by banks and financial institutions.  The designation TBW-1 represents the highest short-term rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.  The designation TBW-2 represents the second highest short-term rating category and indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

PROXY VOTING POLICY

Introduction

SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients.  This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security.  Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies.  FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.  The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team.  FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:

1)              describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)              provides the client with this written proxy policy, upon request;

3)              discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)              matches proxies received with holdings as of record date;

5)              reconciles holdings as of record date and rectifies any discrepancies;

6)              generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)              documents the reason(s) for voting for all non-routine items; and

8)              keeps records of such proxy voting available for inspection by the client or governmental agencies.

Process

The SSgA Corporate Governance Team is comprised of corporate governance professionals and governance analysts. The responsibilities of the SSgA Corporate Governance Team include corporate governance research and analysis across domestic and global investment strategies, with oversight of all governance and proxy voting processing on SSgA discretionary portfolios.. In addition, the Corporate Governance Team assumes responsibility for voting decisions on certain case-by-case items, informal commencement of engagement activities for the purposes of advocating SSgA positions on various governance issues, and the research and analysis of all governance related issues impacting shareholder value. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. (“RMG”), a firm with expertise in the proxy voting and corporate governance fields.  RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments.  This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal.  To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed.  This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions.  If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting.  On issues

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that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters.  The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy.  The Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)                                    proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)                                 proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

The Governance Team identifies these proxies using a number of methods, including but not limited to in house governance research, notifications from RMG and other third party research providers, concerns of clients or issuers, review by Governance Team analysts, and questions from consultants.  The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources.  If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision.  In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients.  As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio’s holdings.  With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies.  The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG that are deemed highly significant, the issue is referred to the Chairman of the Investment Committee for a determination of the proxy vote.  The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under “Potential Conflicts”).  If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed.  If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients.  At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest.  However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy.  The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines.  However, FM also endeavors to show sensitivity to local market practices when voting these proxies. This may lead to contrasting votes to the extent that local practices around items requiring shareholder approval differ from market to market. For example, in certain non-US markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice.  FM votes in all markets where it is feasible to do so.  Note that certain custodians utilized by our clients do not offer proxy voting in every non-US jurisdiction.  In such a case, FM will be unable to vote such a proxy.

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Voting

For most issues and in most circumstances, we abide by the following general guidelines.  However, it is important to remember that these are simply guidelines.  As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I.                                         Generally, FM votes for the following ballot items:

Board of Directors

·                  Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer.

·                  Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry.  In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

·                  Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

·                  Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

·                  The establishment of annual elections of the board of directors unless the board is comprised of a supermajority of independent directors, including wholly independent board committees, and the company does not have a shareholder rights plan (poison pill)

·                  Mandates requiring a majority of independent directors on the Board of Directors

·                  Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

·                  Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

·                  Elimination of cumulative voting

·                  Establishment of confidential voting

·                  Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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Auditors

·                  Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

·                  Auditors’ compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

·                  Discharge of auditors*

·                  Approval of financial statements, auditor reports and allocation of income

·                  Requirements that auditors attend the annual meeting of shareholders

·                  Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

·                  Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

·                  Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

·                  Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

·                  Capitalization changes which eliminate other classes of stock and/or unequal voting rights

·                  Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

·                  Elimination of pre-emptive rights for share issuance of less than a certain  percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

·                  Elimination of shareholder rights plans (“poison pill”)

·                  Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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·                  Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

·                  Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)

·                  Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

·                  Stock purchase plans with an exercise price of not less that 85% of fair market value

·                  Stock option plans which are incentive based and not excessively dilutive.  In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count.  We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

·                  Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

·                  Expansions to reporting of financial or compensation-related information, within reason

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

·                  Remuneration policies that are judged to be in-line with local market practices.

Routine Business Items

·                  General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

·                  Change in Corporation Name

·                  Mandates that amendments to bylaws or charters have shareholder approval

Other

·                  Adoption of anti-”greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

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·                  Repeals or prohibitions of “greenmail” provisions

·                  “Opting-out” of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

·                  Establishment of classified boards of directors, unless 80% of the board is independent and the company does not have shareholder rights plan (poison pill),

·                  Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

·                  Limits to tenure of directors

·                  Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

·                  Restoration of cumulative voting in the election of directors

·                  Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director  provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer

·                  The elimination of shareholders’ right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).

·                  Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy

·                  Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

·                  Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

·                  (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

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·                  (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

·                  Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

·                  Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

·                  Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

·                  Adjournment of Meeting to Solicit Additional Votes

·                  Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”)

Executive Compensation/Equity Compensation

·                  Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

·                  Retirement bonuses for non-executive directors and auditors

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

·                  Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

·                  Reincorporation in a location which has more stringent anti-takeover and related provisions

·                  Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

·                  Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

·                  Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

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·                  Proposals which require inappropriate endorsements or corporate actions

·                  Proposals asking companies to adopt full tenure holding periods for their executives

III.                                 FM evaluates Mergers and Acquisitions on a case-by-case basis.  Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders.  However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

·                  Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

·                  Against offers when we believe that  reasonable prospects exist for an enhanced bid or other bidders

·                  Against offers where, at the time of voting, the current market price of the security exceeds the bid price

·                  For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

·                  For offers made at a premium where no other higher bidder exists

Protecting Shareholder Value

We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.  However, we use each piece of information we receive — whether from clients, consultants, the media, the issuer, RMG or other sources — as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients.  We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

FM regularly engages with companies to discuss a variety of corporate governance issues, with the goal of obtaining insight on the principles and practices that drive our voting decisions.  Through our discussions with boards and management, we seek to strengthen the quality of corporate governance, as a means to protect and enhance shareholder value. During our discussions, we focus on the attributes and practices that we believe enhance our clients’ returns.

In addition to tracking lists provided by third party advisory firms, the Governance Team screens for underperforming issuers that may trigger a deeper review of company governance profiles and practices.  The Governance Team, along with the Proxy Review Committee when necessary, will monitor and perform case-by-case analyses of companies identified through these screens.

As an active shareholder, FM’s role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize

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the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder.  We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate.  To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns.  Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest.  As a fiduciary to its clients, FM takes these potential conflicts very seriously  While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take.  Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process:  customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists.  (These lists are updated quarterly.)  If the issuer’s name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the SSgA Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client.    In such situations, the SSgA Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy.  The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:

1)              FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)              a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)              a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

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4)              a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)              a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.

Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

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Filed pursuant to Rule 485(a)

File Nos. 33-19229; 811-5430

SSgA FUNDS

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

1-800-997-7327

www.ssgafunds.com

STATEMENT OF ADDITIONAL INFORMATION

SSGA LIFE SOLUTIONSSM FUNDS

SSGA LIFE SOLUTIONSSM FUNDS – CLASS R

SSgA Life Solutions Balanced Fund

SSgA Life Solutions Growth Fund

SSgA Life Solutions Income and Growth Fund

DECEMBER     , 2009

This Statement of Additional Information (“Statement”) is not a Prospectus but should be read in conjunction with the Funds’ current Prospectus dated December     , 2009.  This Statement describes the SSgA Funds generally and provides additional information about the Funds listed above. To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Funds’ financial statements incorporated herein by reference, please call 1-800-647-7327. You may also obtain the Prospectus or Annual Report through the SSgA Funds’ website at www.ssgafunds.com.  Capitalized terms used in this Statement and not otherwise defined have the meanings assigned to them in the Prospectus.

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HISTORY	3

DESCRIPTION OF INVESTMENTS AND RISKS	3

INVESTMENT STRATEGY OF THE LIFE SOLUTIONS FUNDS	3
INVESTMENT PRACTICES OF THE UNDERLYING FUNDS	3
SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS	6
INVESTMENT RESTRICTIONS	7
TEMPORARY DEFENSIVE POSITION	8
PORTFOLIO TURNOVER	8

MANAGEMENT OF THE FUNDS	9

BOARD OF TRUSTEES AND OFFICERS	9
COMPENSATION	14
EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008	15
CONTROLLING AND PRINCIPAL SHAREHOLDERS	16

INVESTMENT ADVISORY AND OTHER SERVICES	17

ADVISOR	17
PORTFOLIO MANAGERS	17
ADMINISTRATOR	18
CUSTODIAN	19
TRANSFER AND DIVIDEND PAYING AGENT	20
DISTRIBUTOR	20
CODE OF ETHICS	22
DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS	22
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23
LEGAL COUNSEL	24

BROKERAGE PRACTICES AND COMMISSIONS	24

PRICING OF LIFE SOLUTIONS FUND SHARES	24

TAXES	24

CALCULATION OF PERFORMANCE DATA	26

TOTAL RETURN	26

ADDITIONAL INFORMATION	27

SHAREHOLDER MEETINGS	27
CAPITALIZATION AND VOTING	27
FEDERAL LAW AFFECTING STATE STREET	28
PROXY VOTING POLICY	28

FINANCIAL STATEMENTS	29

PROXY VOTING POLICY	30

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HISTORY

The SSgA Funds is a single legal entity organized on October 3, 1987 as a Massachusetts business trust, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Master Trust Agreement”).

DESCRIPTION OF INVESTMENTS AND RISKS

The SSgA Funds is registered with the Securities and Exchange Commission (the “SEC”) as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The SSgA Funds operates distinct investment portfolios referred to individually as a “Fund” or collectively as the “Funds”. SSgA Funds offers shares of beneficial interest in the Funds as described in the applicable Prospectuses.  Other than the SSgA Tuckerman Active REIT Fund, each of the Funds is diversified as provided by the 1940 Act. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities of any single issuer limited to 5% or less of each of the Fund’s total assets, and to not more than 10% of the outstanding voting securities of such issuer.

INVESTMENT STRATEGY OF THE LIFE SOLUTIONS FUNDS

Each Life Solutions Fund attempts to meet its investment objective by investing in a different combination of the Investment Company’s portfolios (the “Underlying Funds”). The Life Solutions Funds do not invest in a portfolio of securities but invest in shares of the Underlying Funds.

INVESTMENT PRACTICES OF THE UNDERLYING FUNDS

The following describes the investment objective and principal investment strategy for each of the Underlying Funds in which the Life Solutions Funds invested as of December 1, 2009:

SSgA Core Edge Equity Fund.  SSgA Core Edge Equity Fund seeks to achieve long term capital appreciation over the course of an economic cycle by investing its assets (including the proceeds from securities sold short) primarily in large and medium capitalization equity securities which, in the opinion of the fund’s investment adviser, have underlying valuation or business fundamentals that indicate prospects for growth, while selling short the equity securities of companies that, in the opinion of the fund’s investment adviser, have deteriorating business fundamentals and/or valuations.

SSgA Core Edge Equity Fund invests at least 80% of its net assets (plus borrowings, if any) in equity securities, such as common stocks.  The fund anticipates that equity securities that the fund owns (including any securities representing collateral for securities sold short, together the “long position”) may equal up to 130% of the fund’s net asset value at any given time, although the fund generally plans to hold up to 5% of its assets in cash or other liquid securities.  A short sale is a sale of a security that the fund has borrowed with the intent to repurchase it at a lower price.

The fund’s adviser employs a proprietary quantitative stock-selection model to generate a portfolio drawn from the 1,250 largest U.S. companies by market capitalization.  This model is intended to reflect the risk characteristics of the S&P 500® Index, the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds, and sells, on both the long and short side.  In addition, it is intended to predict the relative attractiveness (or in the case of short sales, unattractiveness) of securities from a specified investment universe based on the correlation of certain historical economic and financial factors (such as measures of relative valuations, the quality of company’s earnings, cash flows, and investor sentiment) to past performance.

The model allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.  The quantity of a security held both in the long portfolio and short portfolio is determined by the stock-selection model in evaluating a securities relative return and risk attractiveness.  Overweight and underweight positions in certain securities, industries, and sectors relative to the benchmark are a direct result of this process.  Securities held as short positions generally are those that are the least attractive as predicted by the model.  The fund periodically rebalances its portfolio to reflect changes predicted by model.  The adviser from time to time will reexamine the model and make adjustments to the economic and financial factors considered.

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The fund also may invest in U.S. government securities, real estate securities (such as securities issued by companies engaged in the business of managing or developing real estate, such as real estate investment trusts (REITs)), illiquid securities and futures, options and other derivative instruments.

SSgA S&P 500 Index Fund.  SSgA S&P 500 Index Fund seeks to replicate the total return of the Standard & Poor’s® 500 Index.

SSgA S&P 500 Index Fund seeks to achieve its investment objective by investing substantially all of its assets in a portfolio of State Street Equity 500 Index Portfolio that has the same investment objective as, and investment policies that are substantially similar to those of, the fund (commonly referred to as a “master/feeder” complex, with the fund serving as the “feeder” fund and the portfolio of State Street Equity 500 Index Portfolio serving as the “master” fund).  At least 80% of the fund’s total net? assets (plus borrowings, if any) are invested either directly or indirectly through the master fund in stocks in the S&P 500® Index in proportion to their weighting in that index.  Fund shareholders will be notified at least 60 days prior to changing the 80% investment policy.  The S&P 500 Index is designed to capture the price performance of a large cross-section of the U.S. publicly traded stock market.

The fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the fund utilizes a passive investment approach, attempting to replicate the investment performance of the S&P 500 Index through automated statistical analytic procedures.  To the extent that the fund may not be able to purchase all 500 stocks of the S&P 500 Index, the fund will purchase a representative sample of the stocks listed in the S&P 500 Index in proportion to their weightings.

In edition to the common stocks in the S&P 500 Index, the fund also may invest in futures, options and other derivatives.

SSgA International Stock Selection Fund.  SSgA International Stock Selection Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA International Stock Selection Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of foreign issuers, such as common stocks, issued by companies in the countries and industries represented in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”), the fund’s benchmark.  The fund’s portfolio is expected to have characteristics similar to the MSCI EAFE Index.

The fund’s adviser employs a proprietary quantitative stock-selection model.  This model is intended to reflect the risk characteristics of the fund’s benchmark, as well as determine the specific securities and quantities the fund purchases, holds and sells.  In addition, it is intended to predict the relative attractiveness of securities from a specified investment universe based on the correlation of certain historical economic and financial factors applicable to issuers and/or countries (such as measures of growth potential, quality and valuation) to past performance.  It allows the adviser to evaluate quickly each eligible security and then rank all eligible securities in the fund’s investment universe in the order of their attractiveness as fund investments.

The model generates a core portfolio as well as the remaining portfolio securities.  The core portfolio is drawn primarily from securities in the fund’s benchmark.  The remaining securities are drawn from the fund’s investment universe and are determined by the model in order to overweight or underweight certain countries, securities, industries and sectors represented in the benchmark.  The fund’s investment universe is the securities in Morgan Stanley Capital International Europe, Australasia, Far East Universe, which is broader than the fund’s benchmark.  The fund periodically rebalances its portfolio to reflect movements in the underlying factors.  The adviser regularly reexamines the model and, when necessary, makes updates or adjustments to the economic and financial factors considered.

The fund attempts to meet its investment objective by investing primarily in, among other things, common stocks and, to help manage cash, index futures.

SSgA Bond Market Fund.  SSgA Bond Market Fund seeks to maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Barclays Capital U.S. Aggregate Bond Index.

SSgA Bond Market Fund attempts to meet its objective by investing at least 80% of its net assets (plus borrowings, if any) in debt instruments.  The fund’s portfolio typically consists of a core portfolio principally drawn from, and that is intended to reflect the overall risk characteristics of, the securities in the Barclays Capital U.S. Aggregate Bond Index, the fund’s benchmark.  The fund then selects other securities, which may be inside or outside the benchmark, to overweight or underweight certain securities, industries and

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sectors represented in the benchmark.  The fund also manages its duration (that is, the sensitivity of the fund’s portfolio as a whole to interest rate changes) generally by investing in futures and primarily to correspond to the benchmark.  The fund actively trades its portfolio holdings in an effort to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase total return to the fund.

The fund invests primarily in debt instruments rated investment grade at the time of the investment or unrated but of equivalent quality.  Such instruments may have fixed, zero coupon, variable or floating interest rate and typically are denominated in U.S. dollars.  The fund attempts to meet its investment objective by investing in, among other things:

·                  Obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, including mortgage-related securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank;

·                  Repurchase agreements collateralized with high quality securities and other assets;

·                  Commercial paper of U.S. and foreign companies;

·                  Other obligations of U.S. and foreign companies (e.g., “Yankee” bonds), including public utilities;

·                  Obligations of U.S. and foreign financial institutions;

·                  Derivatives, including futures and options;

·                  Mortgage-backed securities; and

·                  Asset-backed securities, including asset-backed commercial paper.

SPDR Lehman Aggregate Bond ETF.  The Fund’s investment objective is to provide investments results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market.  There is no assurance that the Fund will achieve its investment objective. The Fund uses a passive management strategy designed to track the price and yield performance of the Lehman Brothers U.S. Aggregate Index (the “US Aggregate Index”).  The  US Aggregate Index represents the securities of the US dollar denominated investment grade bond market.

SSgA Money Market Fund.  SSgA Money Market Fund seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.

SSgA Money Market Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions, by investing in high quality money market instruments.  Among other things, the fund’s investment adviser conducts its own credit analyses of potential investments and portfolio holdings, benefitting from a dedicated short-term credit research team.  In addition, the fund follows regulatory requirements applicable to money market funds.  Those requirements are intended to limit the risks of investing in a money market fund by requiring the fund generally to invest in high quality securities with short-term remaining maturities, and be diversified as to issuers, guarantors and other liquidity providers.  All securities held by the fund are U.S. dollar-denominated, and they may have fixed, variable or floating interest rates.  The fund’s weighted average maturity may not exceed 90 days, and is typically much shorter.

The fund attempts to meet its investment objective by investing in, among other things:

·                  Instruments of U.S. and foreign banks, including certificates of deposit, bank notes, banker’s acceptances and time deposits, such as, Eurodollar certificates of deposit, Eurodollar time deposits and Yankee Certificates of Deposit;

·                  Commercial paper of U.S. and foreign companies;

·                  Repurchase agreements collateralized with high quality securities and other assets;

·                  Asset-backed securities;

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·                  Corporate obligations of U.S. and foreign companies; and

·                  Obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and U.S. government-sponsored entities such as the Federal Home Loan Bank.

SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS

The SSgA Funds maintain portfolio holdings disclosure policies (“Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Disclosure Policies have been approved by the Board of Trustees. Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds’ fiscal quarter on their website at www.ssgafunds.com.  Quarterly reports will remain on the site until the next quarter’s quarterly reports are posted.

The Disclosure Policies provide that no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party or shareholder, both individual and institutional, except as provided in the Disclosure Policies. The Disclosure Policies require that any non-public disclosure of the Funds’ portfolio holdings to any party, including any shareholder, may only be made if limited exceptions contained in the Disclosure Policies are satisfied. These exceptions are noted below:

a)              The Disclosure Policies permit disclosure of non-public Funds portfolio holdings to any party if that party has signed a written confidentiality agreement that is in form and substance acceptable to, and approved by, the Funds’ officers.  Fund officers may determine what parties to provide such information to, but will report such disclosures, including the form of the confidentiality agreement, at regular Board of Trustees meetings.   No compensation or other consideration is paid as a part of any such arrangement.

b)             The Disclosure Polices permit the disclosure of any and all portfolio information to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Adviser, Sub-Advisor, the Trustees, the directors of the Adviser, the Funds’ Custodian, Distributor, Transfer Agent, Administrator, Independent Accountants, Funds counsel, and each of their respective affiliates and advisors, so long as the disclosure is subject to duties of confidentiality imposed by law and/or contract as determined by the Funds’ officers.   The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

c)              The Disclosure Policies permit disclosure to numerous mutual Fund evaluation services (such as Morningstar and Lipper) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes.  These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.  In order to facilitate the review of the Funds by these services and departments, the Disclosure Policies provide that the Funds may distribute (or authorize the Administrator, Advisor, Sub-Advisor and the Funds’ Custodian or Fund accountants to distribute) periodic portfolio holdings to such services and departments.  If the disclosure of portfolio holding information to any service or department is prior to the public disclosure of this information, the Disclosure Policies require that the service or department enter into a written obligation of confidentiality, approved by a Fund officer.  No compensation or other consideration is paid as a part of any such arrangement.

d)             The Disclosure Policies permit the Adviser’s trading desk to periodically distribute lists of investments held by its clients (including the Funds) for general analytical research purposes.  The Disclosure Policies allow this type of disclosure provided that those lists do not identify individual clients or individual client position sizes and that for equity securities, those lists do not show aggregate client position sizes. The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

e)              The Disclosure Policies permit the disclosure of portfolio holdings information as may be required by applicable law.

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The Disclosure Policies permit portfolio managers and other senior officers or spokespersons of the Administrator, Advisor, Sub-Advisor or the Funds to disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the Disclosure Policies.  For example, a portfolio manager discussing a Fund may indicate that he owns XYZ company for the Fund only if the Fund’s ownership of such company has previously been publicly disclosed.

In determining whether non-public holdings information should be provided to any party in compliance with the Disclosure Policies, Fund officers will consider, among other things, the requesting parties need for such information and whether providing such information is in the best interests of shareholders.  In the event of a conflict, a Fund officer will present information to the Board for their consideration.

The Funds’ Board of Trustees, the Administrator, the Adviser or the Sub-Advisor may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.  The Disclosure Policies will be reviewed and tested by the Funds’ Chief Compliance Officer.

The Disclosure Policies may not be waived, or exceptions made, without the consent of a Fund officer.  All waivers and exceptions of the Disclosure Policies involving the Funds must be disclosed to the Board of Trustees of the Funds no later than its next regularly scheduled quarterly meeting.

The Disclosure Policies are intended to ensure compliance by the Funds’ Administrator, Advisor, Sub-Advisor and the Funds with applicable regulations of the federal securities laws, including the 1940 Act and the Investment Advisers Act of 1940, as amended.  It is the policy of the Administrator, Advisor and Sub-Advisor to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Funds.

INVESTMENT RESTRICTIONS

The Life Solutions Funds are subject to the following investment restrictions, restrictions 1 through 11 are fundamental and restrictions 12 through 14 are non-fundamental.  A non-fundamental restriction may be changed by a vote of the Board of Trustees without shareholder approval.  A fundamental restriction may only be changed by a vote of a “majority of the outstanding voting securities” of the Fund.  A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. Unless otherwise noted, these restrictions apply at the time an investment is made.  The Underlying Funds are also subject to investment restrictions.

1.               A Fund will not invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities and shares of the Underlying Funds or other investment companies).  Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment.

2.               A Fund will not borrow money (including reverse repurchase agreements), except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of a Life Solutions Fund’s assets taken at market value, less liabilities other than borrowings.  If at any time a Life Solutions Fund’s borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation.  A Life Solutions Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

3.               A Fund will not pledge, mortgage or hypothecate its assets.  However, a Life Solutions Fund may pledge securities having a market value at the time of the pledge not exceeding 33-1/3% of the value of its total assets to secure borrowings permitted by paragraph (2) above.

4.               A Fund will not with respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities and shares of the Underlying Funds), if immediately after and as a result of such investment the current market value of a Life Solutions Fund’s holdings in the securities of such issuer exceeds 5% of the value of its assets and to not more than 10% of the outstanding voting securities of such issuer.

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5.               A Fund will not make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements.  A Life Solutions Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of its total assets.

6.               A Fund will not purchase or sell commodities or commodity futures contracts except that the Life Solutions Funds may enter into futures contracts and options thereon for hedging purposes, including protecting the price or interest rate of a security that the Fund intends to buy and which relate to securities in which the Fund may directly invest and indices comprised of such securities, and may purchase and write call and put options on such contracts.

7.               A Fund will not purchase or sell real estate or real estate mortgage loans; provided, however, that the Life Solutions Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

8.               A Fund will not engage in the business of underwriting securities issued by others, except that the Life Solutions Funds will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

9.               A Fund will not issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

10.         A Fund will not purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of a Life Solutions Fund’s aggregate investment in such securities would exceed 5% of the Fund’s total assets.

11.         A Fund will not make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.  The Life Solutions Funds may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

12.         A Fund will not purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Life Solutions Funds, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

13.         A Fund will not invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration.

14.         A Fund will not make investments for the purpose of gaining control of an issuer’s management.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Adviser treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.  To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.  If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

TEMPORARY DEFENSIVE POSITION

From time to time, a Fund may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions.  Temporary defensive positions may be taken, for example, to preserve capital or if the Fund is unable to pursue its investment strategies or acquire the types of securities in which it normally invests.  Temporary defensive positions will be in high-quality fixed income securities, cash or cash equivalents.  These positions include, but are not limited to: (1) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; (2) commercial paper, bank certificates of deposit, bankers’ acceptances and time deposits; (3)  repurchase agreements; or (4) uninvested cash, some or all of which may be held in a non-interest bearing demand deposit account at the Fund’s affiliated custodian.  The Advisor or Sub-Advisor has discretion in determining: (i) whether taking a temporary defensive position is appropriate for a Fund at a particular time, and (ii) the types of instruments that a Fund will hold in taking a temporary defensive position.

When taking a temporary defensive position, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

Generally, securities are purchased for the Fund for investment income and/or capital appreciation and not for short-term trading profits.  The Adviser’s sell discipline for the Fund’s investment in securities is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors

8

considered by the Adviser in determining the appropriate investment horizon.  Therefore, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.

The portfolio turnover rate for each Life Solutions Fund is calculated by dividing the lesser of purchases or sales of underlying Fund shares for the particular year by the monthly average value of the underlying Fund shares owned by the Fund during the year. Each Life Solutions Fund’s portfolio turnover rate is expected to not exceed 100%. A high turnover rate (over 100%) will:  (1):  increase transactions expenses which will adversely affect a Fund’s performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains.  To the extent any realized gains are short-term capital gains, they will generally be taxed at ordinary income rates.  The payment of any taxes will impact a shareholder’s net return from holding an interest in the Fund. The Life Solutions Funds will not purchase or sell Underlying Fund shares to: (i) accommodate purchases and sales of each Fund’s shares; (ii) change the percentages of each Fund’s assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund’s assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

Portfolio Turnover Rate. The following table shows each Fund’s portfolio turnover rate during the fiscal years ended August 31:

August 31,	SSgA Life Solutions Balanced Fund	SSgA Life Solutions Growth Fund	SSgA Life Solutions Income and Growth Fund
2009
2008	94%	75%	99%
2007	31%	30%	32%

MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called “Investment Advisory and Other Services.”). The Trustees hold office for the life of the SSgA Funds.  A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of SSgA Funds shares or by a vote of a majority of the Trustees.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding.  A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.  The Trustees who are not “interested persons” of the SSgA Funds (the “Independent Trustees”) shall be eligible to serve as Chairman of the Board for a two-year term on a rotating basis. The officers, all of whom are elected annually by the Board of Trustees and employed by either the Administrator or the Adviser or their affiliates, are responsible for the day-to-day management and administration of the SSgA Funds’ operations. For the fiscal year ended August 31, 2009 the Board of Trustees held 13 meetings (including one meeting of the Independent Trustees).

Committees of the Board of Trustees.  There are four standing committees of the Board of Trustees:

·                  The Audit Committee’s primary functions are to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors’ specific representations as to their independence; meet with the Funds’ independent auditors, including private meetings, as necessary to: (i) review the arrangements for and scope of the annual audit and any special audits; (ii) discuss any matters of concern relating to the Funds’ financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) consider the auditors’ comments with respect to the Funds’ financial policies, procedures and internal accounting controls and management’s responses thereto; (iv) review the form of opinion the auditors propose to render to the Board and shareholders; (v) consider the effect upon the SSgA Funds of any changes in accounting principles or practices proposed by management or the auditors; (vi) review the fees charged by the auditors for audit and non-audit services; (vii) investigate improprieties or suspected improprieties in Fund operations; (viii) pre-approve Fund audit services and associated fees; (ix) pre-approve non-

9

audit services provided to the Fund and to the Funds’ Adviser or service affiliates (entities that are affiliated with the Funds’ investment advisor and provide ongoing services to the Funds) where the services have a direct impact on the operations of financial reporting of the Fund; (x) receive and consider, prior to the filing of an audit report with the SEC, reports from the Funds’ independent auditor regarding their audit; (xi) receive and consider reports from Fund management of any significant deficiencies in the design or operation of the Funds’ internal controls; (xii)  report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and (xiii) perform such other functions consistent with the Audit Committee Charter, the SSgA Funds’ By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate. The Audit Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Audit Committee held 5 meetings.

·                  The Valuation Committee’s primary purpose is to make fair value determinations as set forth in the SSgA Funds’ Securities Valuation Procedures.  The SSgA Funds have established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (“State Street”) and SSgA Funds Management, Inc.  The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting. The Valuation Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009, the Valuation Committee held 15 meetings.

·                  The primary function of the Governance Committee and the Nominating Sub-Committee is to review and evaluate the composition and performance of the Board and make nominations for membership on all Board committees and review the responsibilities of each committee; and to review governance procedures, compensation of Independent Trustees, and independence of outside counsel to the Trustees.  The Nominating Committee will not consider nominees recommended by securities holders.  The Governance Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Governance Committee held 3 meetings.

·                  The primary functions of the Qualified Legal and Compliance Committee (the “QLCC”) are to receive quarterly reports from the SSgA Funds’ Chief Compliance Officer; to oversee generally the SSgA Funds’ responses to regulatory inquiries; and to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the SSgA Funds, its officers or the Trustees. The QLCC consists of all of the Independent Trustees.  During the fiscal year ended August 31, 2009, the QLCC held 4 meetings.

The following lists the SSgA Funds’ Trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and, with respect to the Trustees, other directorships held during the past five years.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Independent Trustee Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	· Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Until December 2008, Director, Russell Trust Company; and · Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Interested Trustee Diane Glossman Born State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Trustee since September 2009	· [EXPERIENCE]	[21]

Interested Trustee Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Trustee since November 2008	· 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; · 2006 to Present, Trustee, Berea College; and · 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21

Independent Trustee William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Chairman, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); · Certified Financial Planner and Member, Financial Planners Association; and · Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21

Independent Trustee Steven J. Mastrovich Born November 3, 1956	· Trustee since 1988 · Member, Audit Committee · Member, Governance	· Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

909 A Street Tacoma, WA 98402	Committee · Member, Valuation Committee · Member, QLCC

Independent Trustee Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Independent Chairman of the Board since January 2009 · Member (ex officio), Audit Committee · Member (ex officio), Governance Committee · Member (ex officio), Valuation Committee · Member (ex officio), QLCC	· 2003 to December 2008, Associate Justice, Commonwealth of Massachusetts Superior Court; · 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

Independent Trustee Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC · Audit Committee Financial Expert	· March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); · Board Member, Healthcare Georgia Foundation (private foundation); and · September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21

Independent Trustee Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	· Trustee since 1991 · Member, Audit Committee · Member, Governance Committee · Chairman, Valuation Committee · Member, QLCC	· Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

Independent Trustee Henry W. Todd Born May 4, 1947	· Trustee since 1988 · Alternate Chairman, Audit	· Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and · Director, SSgA Cash Management Fund plc;	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

909 A Street Tacoma, WA 98402	Committee · Member, Governance Committee · Member, Valuation Committee · Chairman, QLCC · Audit Committee Financial Expert	and State Street Global Advisors Ireland, Ltd. (investment companies).

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years

Principal Officer James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· President and Chief Executive Officer from January 2006 to Present · Principal Executive Officer since 2005

·                  2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);

·                  March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and

·                  President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Principal Officer Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Vice President since May 2006

·                  Principal, SSgA Funds Management, Inc. (investment advisor); and

·                  July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Principal Officer Julie B. Piatelli Born August 5, 1967	· Chief Compliance Officer since August 2007	· 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and · 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

13

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years

State Street Financial Center One Lincoln Street Boston, MA 02111-2900

Principal Officer Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	· Treasurer and Principal Accounting Officer since 2000

·                  Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;

·                  Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and

·                  Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Principal Officer Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	· Secretary since 2007 and Chief Legal Officer since 2008

·                  US General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;

·                  Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and

·                  Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

COMPENSATION

Independent Trustees are paid each calendar year an annual base retainer fee of $70,000.  The SSgA Funds’ Chairman receives an additional annual retainer of $30,000.  In addition to the foregoing retainer fees, the Independent Trustees receive an annual retainer for committee membership as follows: $6,000 (Audit Committee); $4,000 (Governance and Nominating Committee); $7,000 (Valuation Committee); and $4,000 (Legal and Compliance Committee).  The Independent Trustees are paid a per-meeting fee for attendance of $6,000 (regular Board of Trustees meetings); $2,500 (Independent Trustees meetings); $4,000 (Audit Committee meetings), $2,500 (Governance and Nominating Committee meetings), $2,500 (Legal and Compliance Committee meetings called for purposes other than receiving reports from the Funds’ Chief Compliance Officer), $750 (telephonic meetings under thirty minutes), and $1,500 (telephonic meetings over thirty minutes).  The Chairman of each Committee receives an additional annual fee as follows:  $10,000 (Audit Committee); and $5,000 (Governance and Nominating Committees, Legal and Compliance Committee, and Valuation Committee). The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of SSgA Funds’ expenses. However, the SSgA Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified SSgA Funds.  The SSgA Funds’ officers are compensated by either the Administrator or the Adviser or their affiliates.

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Trustee Compensation Table

For The Fiscal Year Ended August 31, 2009

	Aggregate Compensation From SSgA Funds	Pension Or Retirement Benefits Accrued As Part Of SSgA Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds And Fund Complex Paid To Trustees
Independent Trustees
Lynn L. Anderson, Chairman of the Board	$	$	$	$
Diane Glossman	$	$	$	$
Shawn C.D. Johnson	$	$	$	$
William L. Marshall	$	$	$	$
Steven J. Mastrovich	$	$	$	$
Patrick J. Riley	$	$	$	$
Richard D. Shirk	$	$	$	$
Bruce D. Taber	$	$	$	$
Henry W. Todd	$	$	$	$

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008

Trustee	Dollar Range Of Equity Securities In Each Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies

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CONTROLLING AND PRINCIPAL SHAREHOLDERS

State Street may from time to time have discretionary authority over accounts which invest in shares of the SSgA Funds.  These accounts include accounts maintained for securities lending clients and accounts which permit the use of the Funds as short-term cash sweep investments.  Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares.  As of November 30, 2009, State Street held of record less than 25% of the issued and outstanding shares of the SSgA Funds (in the aggregate) in connection with its discretionary accounts, however, State Street may hold more than 25% of such shares in any one series of the Funds.  Consequently, State Street is not deemed to be a controlling person for purposes of the 1940 Act.

The Trustees and officers of Funds, as a group, own less than 1% of SSgA Funds’ voting securities.

As of November 30, 2009, the following shareholders owned of record 5% or more of the issued and outstanding shares of each Fund described in this Statement. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

SSgA Life Solutions Balanced Fund

·

SSgA Life Solutions Balanced Fund — Class R

·

SSgA Life Solutions Growth Fund

·

SSgA Life Solutions Growth Fund — Class R

·

Life Solutions Income and Growth

·

Life Solutions Income and Growth — Class R

·

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INVESTMENT ADVISORY AND OTHER SERVICES

Each Life Solutions Fund, as a shareholder of the Underlying Funds, will bear its proportionate share of any investment management  fees and other expenses paid by the Underlying Funds.

ADVISOR

SSgA Funds Management, Inc. (the “Advisor”) serves as the SSgA Funds’ investment advisor pursuant to an Advisory Agreement dated May 1, 2001 (the “Advisory Agreement”).  The Adviser is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.  The Adviser, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. State Street, the SSgA Funds’ Custodian and Transfer and Dividend Paying Agent, and State Street Global Markets, LLC, the Funds’ Distributor, are affiliated persons of the Adviser. The address of the Adviser and State Street Corporation is State Street Financial Center, One Lincoln Street, Boston, MA  02111-2900.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance.  The Advisory Agreement may be terminated by the Adviser or a Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, Advisor directs the Life Solutions Fund’s investments in accordance with their investment objectives, policies and limitations. The Life Solutions Funds do not pay management fees. The management fee of the Class R Shares Funds is the same as the management fee of the original class of shares.  Therefore, the management fee is allocated equally among classes and shareholders. The Adviser has contractually agreed to waive up to the full amount of the Life Solutions Funds’ Advisory fees and reimburse each Life Solutions Fund to the extent that total expenses (exclusive of non-recurring account fees and extraordinary expenses) exceed ..45% until December 31, 2008.  The applicable waiver and reimbursement amounted to the following for the fiscal years ended August 31:

Life Solutions Fund	2009	2008	2007
SSgA Life Solutions Balanced Fund		$0	$0
SSgA Life Solutions Growth Fund		$76,805	$0
SSgA Life Solutions Income and Growth Fund		$105,693	$65,859

PORTFOLIO MANAGERS

Other Accounts Managed. A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for multiple accounts. Potential conflicts may arise out of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while one of the funds managed by the same portfolio manager maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to

17

investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that seek to purchase or dispose of the same securities. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts.  For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

The Adviser manages each Fund using a team of investment professionals.  The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for each Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager.  Therefore, some accounts and assets have been counted twice.

Other Accounts Managed as of August 31, 2009

Portfolio Managers	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles	Assets Under Management (in billions)	Other Types of Accounts	Assets Under Management (in billions)	Asset Total (in billions)
Michael Martel Daniel Farley

Compensation. The compensation of the Adviser’s investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives.  The second factor taken into consideration is the size of the pool available for compensation.  SSgA Funds Management, Inc. is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool.  Once determined, this pool is then allocated to the various locations and departments of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group.  The pool is then allocated on a discretionary basis to individual employees based on their individual performance.  There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy.  The same process is followed in determining incentive equity allocations.

Ownership of Securities.  As of August 31, 2009, the portfolio managers do not beneficially own any shares of any Fund described in this statement.

ADMINISTRATOR

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the SSgA Funds’ administrator, pursuant to an Administration Agreement dated January 1, 2008 (the “Administration Agreement”).  RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The Administrator’s mailing address is 909 A Street, Tacoma, WA  98402.

RFSC is an affiliate of Russell Investments which, through its subsidiaries, provides comprehensive money manager evaluation services to institutional clients, including RIMCo. Russell Investments provides other services to large pools of investment assets, including:  (1) investment management services for Russell subsidiary-sponsored funds; and (2) transition management and portfolio implementation services. Russell Investments is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

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Pursuant to the Administration Agreement with the SSgA Funds, the Administrator will:  (1) supervise all aspects of the Funds’ operations; (2)  provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds’ books and records; (3) arrange the periodic updating of the Funds’ Prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the SEC; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For all services provided by the Administrator pursuant to the Administration Agreement, the SSgA Funds pay the Administrator an annual fee equal to the sum of the products of the average daily net assets for each Fund multiplied by the following percentages:

Money Market Portfolios

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US Equity Portfolios

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US Fixed Income Portfolios

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

International Portfolios

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

Feeder Portfolios(1)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated.

In addition, the Administrator charges a flat fee of $30,000 per year if a Fund has less than $500 million in assets under management.

The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund.  The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance.  The Agreement may be terminated by the Administrator or any Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.

The Life Solutions Funds do not pay the Administrator a fee.

CUSTODIAN

State Street Bank and Trust Company serves as the SSgA Funds’ Custodian.  State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street also provides the basic portfolio recordkeeping required by the SSgA Funds for regulatory and financial reporting purposes.  For these services, State Street is paid an annual fee in accordance with the following:

·                  Fund Accounting. A fee payable monthly on a pro rata basis, based on month-end gross assets of the complex:  First $30 billion—0.75 basis point (b.p.); over $30 billion—0.50 b.p. (domestic accounting); First $10 billion—1.50 b.p.; over $10 billion—1.00 b.p. (international accounting);

·                  Custody. For domestic custody, a fee payable monthly on a pro rata basis, based on the following percentages of month-end net assets (excluding short term sweep investments into other SSgA money market funds):  First $20 billion—0.40 b.p.; over $20 billion—0.20 b.p. Domestic transaction charges range from $6 to $25.  For international transactions, holding charges range from 1 b.p. to 35 b.p. and transaction charges range from $30 to $125, depending on the country in which securities are held. An additional manual trade charge of $15 (US domestic trades) or $25 (non-US trades) applies to trades not delivered electronically in good form.

(1) The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable Fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by Fund type, should the Fund cease operating as a Feeder Portfolio.

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·                  Pricing. Monthly quote charge, based on month-end positions: $4,500 annual base pricing charge per Fund with charges ranging from $4 to $16, depending on the type of security. ITG fair value pricing $4,000 per Fund annually;

·                  Yields.  $4,200 per Fund annually;

·                  On-Line Access Charge.  $960 per Fund annually;

·                  Multiple Classes of Shares. $5,100 per class annually;

·                  Fund of Funds.  Accounting fee, daily priced—$9,000 per Fund of Fund annually; each additional class—$9,000 per class annually; transactions—$5 each; custody feeder flat fee $9,000 annual per feeder;

·                  Loan Servicing Fee. The greater of the per loan calculation and asset based calculation.  Per loan calculations range from $750 per loan for a Fund that holds 5 loans, to $3,750 per loan for a Fund that holds 50 loans, and a minimum additional $55 per loan charge in excess of 50 loans; asset based fee calculations are 3 b.p. for the first $500 million, 2.5 b.p. for the next $500 million and 2 b.p. thereafter, with incoming and outgoing wire charges of $5 and $5.25 respectively.

·                  Earnings Credit. A balance credit is applied against the above fees (excluding out-of-pocket expenses).  The credit is based on 90% of the average 91-day Treasury bill rate for the month, times the average collected balance in the custodian demand deposit account for the month billed;

·                  Special Services. Wash sales system and ITELS—$3,000 per Fund annually; qualified dividend income reporting—$500 per Fund; Chief Compliance Officer reporting fees—$600 per Fund annually; and

·                  Out of Pocket Expenses at Cost. Include but are not limited to:  annual maintenance fee of $3,000, ITG fair value fee per composite fund annually of $10,000, telephone and other communication lease line charges; SWIFT trade charges, SAS 70 and SAS 99 charges agreed upon procedures review, wire charges of $5, postage and insurance, courier fees, duplicating, legal fees, supplies relating to Funds records, sub-custodian charges, audit letter, stamp duties, proxy fees and archive/document storage costs.

The Custodian’s address is 200 Newport Avenue, Josiah Quincy Building JQ5S, North Quincy, MA  02171.

TRANSFER AND DIVIDEND PAYING AGENT

Boston Financial Data Services, Inc. (“BFDS”) serves as the Transfer and Dividend Paying Agent. BFDS is a joint venture of State Street Corporation and DST Systems, Inc. BFDS is paid the following annual account services fees: $13.35 open account fee; $2.57 closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $20,000 Fund minimum (26 to 35 CUSIPs) or $12,000 Fund minimum (over 35 CUSIPs); and omnibus transparency Full services fees of $.45 per underlying sub-position on an Intermediary’s system for an omnibus account (an “accountlet”) from 0-500,000; $.45 for 500,001 to 2,000,000 (waived), and $.10 for 2,000,0001 and greater; investigation fees of $3,000 to $5,000 per month depending on the number of accountlets.  BFDS is also paid the following activity based fees:  $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company.  Portfolio fees are allocated to each Fund based on the average net asset value of each Fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. BFDS is reimbursed by each Fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the Fund. BFDS’s principal business address is 2 Heritage Drive, North Quincy, MA  02171.

DISTRIBUTOR

State Street Global Markets, LLC (the “Distributor”) serves as the distributor of Fund shares pursuant to a Distribution Agreement dated March 1, 2002, as amended (the “Distribution Agreement”).  The Distribution Agreement shall continue in effect for each Fund for two years following its effective date with respect to the Fund; and thereafter only so long as its continuance is specifically approved at least annually by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval, or by vote of a majority of the outstanding voting securities of the Fund. The Distributor offers the shares of each Fund on an agency or “best efforts” basis under which the SSgA Funds shall only issue such shares as are actually sold. The Distributor is a wholly owned subsidiary of State Street Corporation. The Distributor’s mailing address is State Street Financial Center, One Lincoln Street, Boston, MA  02111-2900.

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Distribution Expenses. The following table shows the expenses each Fund accrued to the Distributor during the fiscal years ended August 31:

Life Solutions Fund	2009	2008	2007
SSgA Life Solutions Balanced Fund		$12,794	$17,664
SSgA Life Solutions Balanced Fund — Class R		$564	$8,469
SSgA Life Solutions Growth Fund		$7,482	$12,335
SSgA Life Solutions Growth Fund — Class R		$207	$5,328
SSgA Life Solutions Income and Growth Fund		$3,803	$6,079
SSgA Life Solutions Income and Growth Fund — Class R		$171	$2,067

Through December 31, 2009, the Distributor has contractually agreed to waive up to .70% of the average daily net assets on an annual basis the distribution and shareholder servicing fees of the Class R Shares.  The waiver amounted to $0 in fiscal 2008, 2007 and 2006.

For the fiscal year ended August 31, 2009 these amounts are reflective of the following individual payments:

Life Solutions Fund	Advertising	Printing	Compensation to Dealers	Compensation to Sales Personnel	Other*
SSgA Life Solutions Balanced Fund
SSgA Life Solutions Balanced Fund—Class R
SSgA Life Solutions Growth Fund
SSgA Life Solutions Growth Fund—Class R
SSgA Life Solutions Income and Growth Fund
SSgA Life Solutions Income and Growth Fund—Class R

*                 Includes such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

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CODE OF ETHICS

The Adviser, Distributor, Custodian, Transfer Agent, Administrator and SSgA Funds have each adopted a code of ethics (the SSgA Funds’ code being referred to herein as the Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the Funds’ service providers and officers, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Adviser or the SSgA Funds. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Adviser as part of their job function) must pre-clear personal securities transactions.  Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the SSgA Funds’ service providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS

Distribution Plans.  Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule.  Accordingly, each class of shares offered by the SSgA Funds operates under a separate Rule 12b-1 plan providing for payment of distribution expenses up to the plan limit.

In connection with the Trustees’ consideration of whether to adopt the distribution plans, the Distributor, as the Funds’ principal underwriter, represented to the Trustees that the Distributor believes that the distribution plans should result in increased sales and asset retention by enabling the Funds to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a distribution plan or under an alternative distribution arrangement, the level of sales and asset retention that a Fund would have.  The distribution plans do not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.  A quarterly report of the amounts expended under all of the distribution plans in operation, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review.  No distribution plan may be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that are paid by the Funds.  The distribution plans and any material amendments must be approved annually by all of the Trustees and by the Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Funds nor have any direct or indirect financial interest in the operation of the distribution plan or any related agreements.

Long-term shareholders of the SSgA Funds may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Institutional Plan. The original class of shares of the SSgA Funds is referred to as the “Institutional Class.”  The Plan of Distribution Pursuant to Rule 12b-1 Plan for the Institutional Class (the “Institutional Plan”) was adopted by the Board of Trustees on January 8, 1992.  The Institutional Plan was restated on April 9, 2002 to update current operations.  The Institutional Plan provides for reimbursement for distribution expenses up to the plan limit.  The Institutional Plan provides that each Institutional Class Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services.  The Institutional Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.

Payments to the Distributor for the sale and distribution of Institutional Class shares, are not permitted by the Institutional Plan to exceed .25% of a Fund’s average net asset value per year.  Payments to Financial Intermediaries providing shareholder services to the Institutional Class are not permitted by the Institutional Plan to exceed .20%. Any payments that are required to be made to the Distributor or Financial Intermediary that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the Institutional Plan is in effect.  The Fund’s liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred.

Class R Plan.  The Plan of Distribution Pursuant to Rule 12b-1 for Class R Shares (the “Class R Plan”) provides for payment by the Funds to the Distributor for various distribution, shareholder and administrative services up to the plan limit The Board of Trustees adopted the Class R Plan on April 8, 2003, and it is similar in all material respects to the distribution plans for the Institutional Class, other than with respect to the limitation on distribution and shareholder servicing fees.

Under the Class R Plan each Fund in the class pays the Distributor a fee not to exceed 0.70% of the Fund’s average net asset value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and Financial Intermediaries.  The Distributor pays Financial Intermediaries for shareholder and administrative services provided to a Fund out of the fee the

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Distributor receives from the Fund.  Fees paid to the Financial Intermediaries providing shareholder and administrative services to a Fund are not permitted by the Class R Plan to exceed .65% of the Fund’s average net asset value per year.  Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the Class R Plan to exceed 0.05% of the Fund’s average daily net asset value per year. Any payments that are required to be made to the Distributor or Financial Intermediaries that cannot be made because of the limitations contained in the Class R Plan may be carried forward and paid in the following two fiscal years so long as the Class R Plan is in effect.

Institutional Class Distribution and Shareholder Servicing. Under the Institutional Plan, Financial Intermediaries may receive from the SSgA Funds and/or the Distributor, payment that shall not exceed .20% per annum of the average daily net asset value of the Institutional Class shares owned by or for shareholders with whom the Financial Intermediary has a servicing relationship.

With respect to the Institutional Class, the SSgA Funds have entered into service agreements with State Street and the following entities affiliated with State Street: State Street Global Markets, LLC; Fiduciary Investors Services division of State Street Bank and Trust Company, and High Net Worth Services division of State Street Bank and Trust Company.  The purpose of the service agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities.  In return for these services, the SSgA Funds and/or Distributor pay the Financial Intermediaries that are affiliated with State Street monthly fees at a rate that shall not exceed .175% per annum of the average daily net asset value of the Fund’s shares owned by or for shareholders with whom the affiliated Financial Intermediary has a servicing relationship. The service agreements with affiliated Financial Intermediaries are reviewed annually by the Board of Trustees.

Class R Distribution and Shareholder Servicing. Under the Class R Plan, the Financial Intermediaries may receive from the SSgA Funds and/or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed 0.65% per annum of the average daily net asset value of the Class R Shares owned by or for shareholders with whom the Financial Intermediary has a servicing relationship.

Shareholder Servicing Fees to State Street. The following table shows the expenses each Fund paid to State Street, under a Service Agreement pursuant to Rule 12b-1, during the fiscal years ended August 31:

Life Solutions Fund:	2009	2008	2007
SSgA Life Solutions Balanced Fund		$0	$0
SSgA Life Solutions Balanced Fund — Class R		$774	$770
SSgA Life Solutions Growth Fund		$0	$0
SSgA Life Solutions Growth Fund — Class R		$455	$484
SSgA Life Solutions Income and Growth Fund		$0	$0
SSgA Life Solutions Income and Growth Fund — Class R		$151	$188

For the fiscal year ended August 31, 2009, the Life Solutions Funds Institutional Class accrued no expenses to the Adviser under a Service Agreement pursuant to Rule 12b-1.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with standards of the Public Company Accounting Oversight Board (United States), and, pursuant to Rule 17f-2 of the 1940 Act, three security counts.  Deloitte Tax LLP is responsible for the review of the Funds’ federal tax returns. The mailing address of Deloitte & Touche LLP and Deloitte Tax LLP is 200 Berkeley Street, Boston, MA 02116.

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LEGAL COUNSEL

Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds. Joseph P. Barri LLC, 259 Robbins Street, Milton, MA 02186, provides legal services to the Independent Trustees.

BROKERAGE PRACTICES AND COMMISSIONS

Since the Life Solutions Funds purchase only shares of the Underlying Funds, such transactions are effected through the Funds’ Transfer Agent and are not effected through a broker.

PRICING OF LIFE SOLUTIONS FUND SHARES

Shares of the SSgA Funds are offered without a sales commission by State Street Global Markets, LLC (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.  Net asset value per share is calculated once each business day for the Life Solutions Funds as of the close of the regular trading session on the New York Stock Exchange (currently 4:00 p.m. Eastern time).  A business day is one on which the New York Stock Exchange is open for business. Pricing does not occur on non-business days.  Currently, the New York Stock Exchange is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The New York Stock Exchange may also close early on Christmas Even ad New Year’s Eve, and therefore limited trading may apply. Limited trading will be available on Veteran’s Day and Columbus Day when the New York Stock Exchange is open but the Federal Reserve Bank is closed. On limited trading days, there will be no same day purchases or same day redemptions, but you may exchange between Funds, and SSgA Funds account representatives will be available to service your account.  Early cutoff times potentially could be in effect for the Friday before the following holidays: Martin Luther King, Jr. Day, President’s Day, Memorial Day, Labor Day, Columbus Day, and Veteran’s Day; and the day before Independence Day and the day before and after Thanksgiving Day.  Please contact your SSgA Funds account representative as the dates approach.

The Life Solutions Funds’ net asset value is determined by referencing the net asset value of each of the Funds which are Underlying Funds of the Life Solutions Funds and the net asset value of any exchange traded funds that are Underlying Funds (as of 4 p.m. Eastern time).  The Life Solutions Funds are priced contemporaneously with the Underlying Funds.

TAXES

The tax discussion in this document is only a summary of certain United States federal income tax issues generally affecting the Funds and their shareholders.  The following assumes any Fund shares will be capital assets in the hands of a shareholder.  Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax advisor. Each portfolio of the SSgA Funds intends to qualify each year as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a RIC, each Fund is generally not subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to shareholders.  The Board intends to distribute each year substantially all of the SSgA Funds’ net investment income and net capital gain.  It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.  If a Fund fails to qualify as a RIC for any taxable year, it will be subject to tax as a “C” corporation and may be limited in its ability to qualify as a RIC in the future.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and (3) certain undistributed amounts from the preceding calendar year.  For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such months will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

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Any capital loss incurred on the redemption, sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares.

As of the date of this document, generally, the maximum stated U.S. federal income tax rate applicable to individuals is 35% for ordinary income and 15% for net long-term capital gain.  Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011.  It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

A Fund will recognize taxable income or gain on account of distributions from an Underlying Fund, and the character of such income or gain generally will pass through to Fund shareholders in connection with distributions from a Fund.  In addition, a Fund may recognize gain or loss upon a redemption of shares of an Underlying Fund; such a redemption (whether otherwise at a gain or a loss) may be characterized as a dividend (taxable as ordinary income rather than capital gain) to the extent provided in the Code and Treasury Regulations.

Any capital loss incurred by a Fund on the redemption of Underlying Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares.  Additionally, any loss realized on a sale, redemption or exchange of shares of an Underlying Fund will be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Underlying Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of.  If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

In general, realized gains or losses on the sale of securities held by an Underlying Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Underlying Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If an underlying Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the underlying Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the underlying Fund will not receive cash payments for such discount until maturity or disposition of the obligation.  Additionally, an underlying Fund may purchase bonds at market discount (i.e., bonds with a purchase price less then original issue price or adjusted issue price).  If such bonds are subsequently sold at a gain, then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, will be taxable to shareholders as ordinary income.

In addition to the strategies and investments described above, shareholders should be aware that other investments made by an underlying Fund may involve complex tax rules that could result in income or gain recognition by the underlying Fund without corresponding current cash receipts.  If noncash income is recognized by an underlying Fund, the underlying Fund may distribute cash derived from other sources so as to meet certain minimum distribution requirements.  A Fund could be required at times to liquidate investments prematurely in order to satisfy those minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the underlying Fund’s total return.

Foreign shareholders should consult their tax advisors as to if and how the U.S. federal income tax and its withholding requirements applies to them.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the underlying Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the underlying Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss.  Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.  These gains and losses, referred to under the Code as “Section 988” gains and losses, may increase or decrease the amount of the underlying Fund’s net investment income to be distributed to its shareholders as ordinary income.

Issues Related to Hedging, Derivatives and Option Investments.  An underlying Fund’s ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the underlying Fund’s income and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss.  Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

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Foreign Income Taxes.  The Funds will not be permitted to claim a credit or deduction for foreign taxes paid in that year, nor will the Fund shareholders be permitted to include their proportionate share of the foreign taxes paid by the Funds in their gross income by treating that amount as paid by them for the purpose of the foreign tax credit or deduction.

If an underlying Fund invests in an entity that is classified as a passive foreign investment company (“PFIC”) for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the underlying Fund.  The underlying Fund may be able to remedy the potential adverse consequences of investing in a PFIC by electing to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom, with the result that unrealized gains would be treated as realized gains and would be reported as ordinary income.  Any mark-to-market losses, as well as losses from an actual disposition of PFIC stock, would be reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.  Alternatively, the underlying Fund may make a “qualified electing fund” (“QEF”) election.  Under such an election, the underlying Fund generally would be required to include in its gross income its pro rata share of the PFIC’s ordinary income and long-term capital gain on a current basis, regardless of whether any distributions are received from the PFIC.  However, the underlying Fund may not be able to make a QEF election if it cannot obtain the necessary financial data from the PFIC.

As of August 31, 2009(1) the Funds had capital loss carryovers in the following amounts, which may be applied against any realized net taxable gains in each succeeding year or until the respective expiration dates as indicated below, whichever occurs first:

[Insert Applicable Chart](2)

CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

The Life Solutions Funds compute average annual total return by using a standardized method of calculation required by the SEC.  Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the Fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)[n] = ERV

Where: P =	a hypothetical initial payment of $1,000
T =	average annual total return
n =	number of years
ERV =	ending redeemable value of a $1,000 payment made at the beginning of the 1-year, 5-year and 10-year periods at the end of the year or period

The calculation assumes that all dividends and distributions of the Life Solutions Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Average annual total return (after taxes on distributions) is computed according to the following formula:

P(1+T)[n] = ATVD

where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions)
	n =	number of years
	ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of

(1)  Confirm.

(2)  Or if no capital loss carryovers:

As of August 31, 2008, the Funds had no capital loss carryovers.

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the 1-, 5- or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption

The calculation assumes that all distributions of the Fund, less taxes due on such distributions, are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

Average Annual Total Return

Fund	One Year Ending August 31, 2009	Five Years Ending August 31, 2009	10 Years Ending August 31, 2009
SSgA Life Solutions Balanced Fund(1)
Class R(2)
SSgA Life Solutions Growth Fund(1)
Class R(2)
SSgA Life Solutions Income and Growth Fund(1)
Class R(2)

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

The SSgA Funds will not hold an annual meeting of shareholders.  Special meetings may be convened:  (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board’s failure to honor the shareholders’ request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each Fund share has one vote.  There are no cumulative voting rights.  There is no annual meeting of shareholders, but special meetings may be held.  On any matter that affects only a particular investment Fund, only shareholders of that Fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement.

The Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees.  Fund shares are fully paid and nonassessable by the SSgA Funds and have no preemptive rights.

The SSgA Funds do not issue share certificates.  Instead, the Transfer Agent sends monthly statements to shareholders of the Fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts.  Each statement also sets forth the balance of shares held in the account.

(1) The Life Solutions Funds began operation on July 1, 1997.

(2) Performance for the Class R shares before their inceptions (May 14, 2004) is derived from the historical performance of the Institutional classes, adjusted for the higher operating expenses related to distribution and shareholder servicing.

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The SSgA Funds are authorized to divide shares of any Fund into two or more classes of shares.  The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase Fund provisions and conditions under which any Fund may have separate voting rights or no voting rights.  Each class of shares is entitled to the same rights and privileges as all other classes of the Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund’s portfolio securities.  The SSgA Funds includes the Institutional Class (the original class of shares), and two additional classes of shares:  Class R (SSgA Bond Market, SSgA Small Cap Fund, SSgA International Stock Selection Fund, SSgA Life Solutions Income and Growth Fund, SSgA Life Solutions Balanced Fund and SSgA Life Solutions Growth Fund) and Select Class (SSgA Emerging Markets Fund).

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA Funds shares are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Adviser from continuing to perform all or a part of the above services for its customers and/or the Fund.  If the Adviser were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services.  In such event, changes in the operation of the Fund may occur.  It is not expected by the Adviser that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY

The SSgA Funds have adopted the proxy voting policies of the Adviser.  The Adviser’s proxy voting policy is attached to this Statement.  You may obtain information regarding how the SSgA Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30: (1) without charge, upon request, by calling 1-800-997-7327; (2) on the Funds’ website at www.ssgafunds.com; and (3) on the SEC’s website at http://www.sec.gov.

MASSACHUSETTS BUSINESS TRUST

Each individual Fund of the SSgA Funds is a series of a “Massachusetts business trust.” A copy of the SSgA Funds’ Master Trust Agreement is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Master Trust Agreement and the By-Laws of the SSgA Funds are designed to make the SSgA Funds similar in most respects to a Massachusetts business corporation. The principal distinctions between the two forms relate to shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Master Trust Agreement provides that the shareholders are not subject to any personal liability for the acts or obligations of the SSgA Funds and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the SSgA Funds contains a provision to the effect that the shareholders are not personally liable.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (1) tort claims, (2) contract claims where the provision referred to is omitted from the undertaking, (3) claims for taxes, and (4) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the SSgA Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the SSgA Funds. The Trustees intend to conduct the operations of the SSgA Funds in a way as to avoid, as far as possible, ultimate liability of the shareholders.

The Master Trust Agreement further provides that the name of the SSgA Funds refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the SSgA Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the SSgA Funds for any satisfaction of claims arising in connection with the affairs of the SSgA Funds. With the exceptions stated, the Trust’s Master

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Trust Agreement provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the SSgA Funds.

The SSgA Funds shall continue without limitation of time subject to the provisions in the Master Trust Agreement concerning termination by action of the shareholders and the Trustees upon notice to the shareholders.

FINANCIAL STATEMENTS

Each Fund’s financial statements as of and for the fiscal year ended August 31, 2009, appearing in the Funds’ 2009 Annual Report to Shareholders, and the reports thereon of Deloitte & Touche LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information.  For a more complete discussion of each Fund’s performance, please see the Funds’ Annual Reports to Shareholders, which may be obtained without charge by calling 1-800-647-7327 or through the Funds’ website at www.ssgafunds.com.

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PROXY VOTING POLICY

Introduction

SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients.  This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security.  Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies.  FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.  The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team.  FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:

1)              describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)              provides the client with this written proxy policy, upon request;

3)              discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)              matches proxies received with holdings as of record date;

5)              reconciles holdings as of record date and rectifies any discrepancies;

6)              generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)              documents the reason(s) for voting for all non-routine items; and

8)              keeps records of such proxy voting available for inspection by the client or governmental agencies.

Process

The SSgA Corporate Governance Team is comprised of corporate governance professionals and governance analysts. The responsibilities of the SSgA Corporate Governance Team include corporate governance research and analysis across domestic and global investment strategies, with oversight of all governance and proxy voting processing on SSgA discretionary portfolios.. In addition, the Corporate Governance Team assumes responsibility for voting decisions on certain case-by-case items, informal commencement of engagement activities for the purposes of advocating SSgA positions on various governance issues, and the research and analysis of all governance related issues impacting shareholder value. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. (“RMG”), a firm with expertise in the proxy voting and corporate governance fields.  RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments.  This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal.  To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed.  This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions.  If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting.  On issues

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that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters.  The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy.  The Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)                                    proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)                                 proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

The Governance Team identifies these proxies using a number of methods, including but not limited to in house governance research, notifications from RMG and other third party research providers, concerns of clients or issuers, review by Governance Team analysts, and questions from consultants.  The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources.  If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision.  In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients.  As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio’s holdings.  With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies.  The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG that are deemed highly significant, the issue is referred to the Chairman of the Investment Committee for a determination of the proxy vote.  The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under “Potential Conflicts”).  If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed.  If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients.  At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest.  However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy.  The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines.  However, FM also endeavors to show sensitivity to local market practices when voting these proxies. This may lead to contrasting votes to the extent that local practices around items requiring shareholder approval differ from market to market. For example, in certain non-US markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice.  FM votes in all markets where it is feasible to do so.  Note that certain custodians utilized by our clients do not offer proxy voting in every non-US jurisdiction.  In such a case, FM will be unable to vote such a proxy.

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Voting

For most issues and in most circumstances, we abide by the following general guidelines.  However, it is important to remember that these are simply guidelines.  As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I.                                         Generally, FM votes for the following ballot items:

Board of Directors

·                  Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer.

·                  Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry.  In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

·                  Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

·                  Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

·                  The establishment of annual elections of the board of directors unless the board is comprised of a supermajority of independent directors, including wholly independent board committees, and the company does not have a shareholder rights plan (poison pill)

·                  Mandates requiring a majority of independent directors on the Board of Directors

·                  Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

·                  Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

·                  Elimination of cumulative voting

·                  Establishment of confidential voting

·                  Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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Auditors

·                  Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

·                  Auditors’ compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

·                  Discharge of auditors*

·                  Approval of financial statements, auditor reports and allocation of income

·                  Requirements that auditors attend the annual meeting of shareholders

·                  Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

·                  Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

·                  Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

·                  Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

·                  Capitalization changes which eliminate other classes of stock and/or unequal voting rights

·                  Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

·                  Elimination of pre-emptive rights for share issuance of less than a certain  percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

·                  Elimination of shareholder rights plans (“poison pill”)

·                  Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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·                  Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

·                  Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)

·                  Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

·                  Stock purchase plans with an exercise price of not less that 85% of fair market value

·                  Stock option plans which are incentive based and not excessively dilutive.  In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count.  We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

·                  Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

·                  Expansions to reporting of financial or compensation-related information, within reason

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

·                  Remuneration policies that are judged to be in-line with local market practices.

Routine Business Items

·                  General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

·                  Change in Corporation Name

·                  Mandates that amendments to bylaws or charters have shareholder approval

Other

·                  Adoption of anti-”greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

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·                  Repeals or prohibitions of “greenmail” provisions

·                  “Opting-out” of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

·                  Establishment of classified boards of directors, unless 80% of the board is independent and the company does not have shareholder rights plan (poison pill),

·                  Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

·                  Limits to tenure of directors

·                  Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

·                  Restoration of cumulative voting in the election of directors

·                  Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director  provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer

·                  The elimination of shareholders’ right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).

·                  Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy

·                  Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

·                  Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

·                  (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

35

·                  (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

·                  Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

·                  Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

·                  Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

·                  Adjournment of Meeting to Solicit Additional Votes

·                  Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”)

Executive Compensation/Equity Compensation

·                  Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

·                  Retirement bonuses for non-executive directors and auditors

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

·                  Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

·                  Reincorporation in a location which has more stringent anti-takeover and related provisions

·                  Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

·                  Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

·                  Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

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·                  Proposals which require inappropriate endorsements or corporate actions

·                  Proposals asking companies to adopt full tenure holding periods for their executives

III.                                 FM evaluates Mergers and Acquisitions on a case-by-case basis.  Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders.  However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

·                  Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

·                  Against offers when we believe that  reasonable prospects exist for an enhanced bid or other bidders

·                  Against offers where, at the time of voting, the current market price of the security exceeds the bid price

·                  For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

·                  For offers made at a premium where no other higher bidder exists

Protecting Shareholder Value

We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.  However, we use each piece of information we receive — whether from clients, consultants, the media, the issuer, RMG or other sources — as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients.  We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

FM regularly engages with companies to discuss a variety of corporate governance issues, with the goal of obtaining insight on the principles and practices that drive our voting decisions.  Through our discussions with boards and management, we seek to strengthen the quality of corporate governance, as a means to protect and enhance shareholder value. During our discussions, we focus on the attributes and practices that we believe enhance our clients’ returns.

In addition to tracking lists provided by third party advisory firms, the Governance Team screens for underperforming issuers that may trigger a deeper review of company governance profiles and practices.  The Governance Team, along with the Proxy Review Committee when necessary, will monitor and perform case-by-case analyses of companies identified through these screens.

As an active shareholder, FM’s role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize

37

the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder.  We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate.  To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns.  Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest.  As a fiduciary to its clients, FM takes these potential conflicts very seriously  While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take.  Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process:  customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists.  (These lists are updated quarterly.)  If the issuer’s name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the SSgA Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client.    In such situations, the SSgA Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy.  The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:

1)              FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)              a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)              a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

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4)              a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)              a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.

Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

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Filed pursuant to Rule 485(a)

File Nos. 33-19229; 811-5430

SSgA FUNDS

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

1-800-997-7327

www.ssgafunds.com

STATEMENT OF ADDITIONAL INFORMATION

SSGA MONEY MARKET FUND

SSGA U.S. GOVERNMENT MONEY MARKET FUND

SSGA TAX FREE MONEY MARKET FUND

DECEMBER     , 2009

This Statement of Additional Information (“Statement”) is not a Prospectus but should be read in conjunction with the Funds’ current Prospectus dated December     , 2009.  This Statement describes the SSgA Funds generally and provides additional information about the Funds listed above. To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Funds’ financial statements incorporated herein by reference, please call 1-800-647-7327. You may also obtain the Prospectus or Annual Report through the SSgA Funds’ website at www.ssgafunds.com.  Capitalized terms used in this Statement and not otherwise defined have the meanings assigned to them in the Prospectus.

1

HISTORY	3

DESCRIPTION OF INVESTMENTS AND RISKS	3

INVESTMENT STRATEGIES	3
SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS	10
INVESTMENT RESTRICTIONS	11
TEMPORARY DEFENSIVE POSITION	13

MANAGEMENT OF THE FUNDS	13

BOARD OF TRUSTEES AND OFFICERS	13
COMPENSATION	18
EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008	19
CONTROLLING AND PRINCIPAL SHAREHOLDERS	19

INVESTMENT ADVISORY AND OTHER SERVICES	19

ADVISOR	19
ADMINISTRATOR	20
CUSTODIAN	21
TRANSFER AND DIVIDEND PAYING AGENT	22
DISTRIBUTOR	22
CODE OF ETHICS	23
DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS	23
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	25
LEGAL COUNSEL	25

BROKERAGE PRACTICES AND COMMISSIONS	25

PRICING OF FUND SHARES	27

TAXES	28

CALCULATION OF PERFORMANCE DATA	29

ADDITIONAL INFORMATION	31

SHAREHOLDER MEETINGS	31
CAPITALIZATION AND VOTING	31
FEDERAL LAW AFFECTING STATE STREET	31
PROXY VOTING POLICY	31
MASSACHUSETTS BUSINESS TRUST	32

FINANCIAL STATEMENTS	32

PROXY VOTING POLICY	36

2

HISTORY

The SSgA Funds is a single legal entity organized on October 3, 1987 as a Massachusetts business trust, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Master Trust Agreement”).

DESCRIPTION OF INVESTMENTS AND RISKS

The SSgA Funds is registered with the Securities and Exchange Commission (the “SEC”) as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The SSgA Funds operates distinct investment portfolios referred to individually as a “Fund” or collectively as the “Funds”. SSgA Funds offers shares of beneficial interest in the Funds as described in the applicable Prospectuses.  Other than the SSgA Tuckerman Active REIT Fund, each of the Funds is diversified as provided by the 1940 Act. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities of any single issuer limited to 5% or less of each of the Fund’s total assets, and to not more than 10% of the outstanding voting securities of such issuer.

INVESTMENT STRATEGIES

(a)           Investment Strategies Common to the Funds:  To the extent consistent with each Fund’s investment objective and restrictions, the Funds covered by this Statement may invest in the following instruments and utilize the following investment techniques (unless otherwise noted):

Industry Concentration for Certain Money Market Instruments. For purposes of determining whether the issuer of a security held by a Fund is part of a particular industry, the Fund’s adviser has developed a list of potential industries to which an issuer may be assigned; the list has been developed by the adviser based on its own analysis using, in part, information provided by a third-party analytical service.   In the case of asset-backed securities (including mortgage-backed securities), the adviser determines industry classifications based on a variety of factors, which might in any case include an analysis of the nature and structure of the issuer, the type of underlying collateral, and the nature of the Fund’s interest.

Money Market Instruments.  A money market fund expects to maintain, but does not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing its Fund shares at “amortized cost.”  A money market fund will maintain a dollar-weighted average maturity of 90 days or less.  A Fund will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund’s interest in a security is subject to market action.  A money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Fund’s securities.  The procedures also address such matters as diversification and credit quality of the securities the Fund purchases and were designed to ensure compliance by the Fund with the requirements of Rule 2a-7 of the 1940 Act.

US Government Obligations.  The types of US Government obligations in which each Fund may at times invest include:  (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following:  (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are:  Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export—Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association).  No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.  Each Fund may purchase US Government obligations on a forward commitment basis.

Since September 2008, Fannie Mae and Freddie Mac (together, the “GSEs”) have been placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”).  The US Treasury, FHFA and the Federal Reserve have taken the steps to support the conservatorship.  No assurance can be given that those initiatives with respect to the debt and mortgage-backed securities issued by the GSEs and acquired by any of the funds will be successful.

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Treasury Inflation Protected Securities. SSgA Money Market Fund and SSgA US Government Money Market Fund may also purchase Treasury Inflation Protected Securities (“TIPS”), a type of inflation-indexed Treasury security.  TIPS provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers (“CPI-U”).

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment.  Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

Variable and Floating Rate Securities. SSgA Money Market Fund and SSgA US Government Money Market Fund may purchase variable and floating rate securities.  SSgA US Government Money Market Fund limits the purchase of variable rate securities to only those instruments guaranteed b the US Government, or an agency or instrumentality thereof. Variable rate securities are instruments issued or guaranteed by entities such as (1) US Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies or (5) trusts that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. A variable rate security provides for the automatic establishment of a new interest rate on set dates.  Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. The Funds may also purchase floating rate securities.  A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day US Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily.  Generally, changes in interest rates will have a smaller effect on the market value of variable and fixed rate floating rate securities than on the market value of comparable fixed rate fixed income obligations.  Thus, investing in variable and fixed rate floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed rate fixed income securities.

Repurchase Agreements.  A Fund enters into repurchase agreements with banks and other financial institutions, such as broker-dealers.  Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund’s cost plus interest within a specified time.  In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral.  Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the original purchase price plus interest within a specified time. The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by the Custodian or another Board-approved custodian bank until repurchased.  Repurchase agreements assist the Fund in being invested fully while retaining “overnight” flexibility in pursuit of investments of a longer-term nature.  Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser continually monitors and considers satisfactory.  If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement.  In addition, in the event of a bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders.

Illiquid Securities. A money market fund may not invest more than 10% of its net assets in illiquid securities or securities that are not readily marketable.  These securities include repurchase agreements that have a maturity of longer than seven days, and including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the Adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and guaranteed investment contracts; participation interests, floating and variable rate demand obligations and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days or for which there is no secondary market.  Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Trustees. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities.  Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

When-Issued Transactions.  New issues of securities are often offered on a when-issued basis.  This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them.  The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

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A Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy.  Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund’s records.  For the purpose of determining the adequacy of these securities the segregated securities will be valued at market.  If the market value of such securities declines, additional cash or securities will be segregated on the Fund’s records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.  No Fund will invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public’s perception of changes in the level of interest rates.  Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise.  Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in a Fund’s net asset value.

When payment for when-issued securities is due, a Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation).  The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

Forward Commitments.  A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with the Fund’s ability to manage its investment portfolio, maintain a stable net asset value and meet redemption requests.  A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale.  When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Reverse Repurchase Agreements.  The Funds may enter into reverse repurchase agreements under the circumstances described in “Investment Restrictions”.  Under reverse repurchase agreements, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date by repaying the cash with interest.  Each Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions.  Cash or liquid high quality debt obligations from a Fund’s portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Custodian on the Fund’s records while a reverse repurchase agreement is in effect.  Reverse repurchase agreements involve the risk that the market value of securities sold by each Fund may decline below the price at which it is obligated to repurchase the securities. If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associates with delay and enforcement of the repurchase agreement.  In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

With respect to SSgA Tax Free Money Market Fund, reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes or to facilitate redemptions and are not used to leverage the Fund.

Stripped (Zero Coupon) Securities.  Stripped securities are zero coupon bonds, notes and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the US Government, but the future payment of principal or interest on US Treasury obligations which they represent is so guaranteed. No Fund may invest more than 25% of its assets in stripped securities that have been stripped by their holder, typically a custodian bank or investment brokerage firm.

Because a stripped security does not pay current income or interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value. The price of a stripped security is more volatile in response to interest rate changes than debt obligations of comparable maturities that make regular distributions of interest.  Taxable income from stripped securities is accrued by a Fund without receiving regular interest payments in cash.  As a result, a Fund may be required to sell portfolio securities in order to pay a dividend depending, among other things, upon the proportion of shareholders who elect to receive

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dividends in cash rather than reinvesting dividends in additional shares of the Fund.  Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

Interfund Lending.  In accordance with an SEC Order, the Funds may participate in a joint lending and borrowing facility (the “Credit Facility”).  The Funds may borrow money from SSgA Money Market Fund for temporary purposes.  All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations.  SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves.  The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans.  Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days.  Loans may be called on one business day’s notice.  A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.  Any delay in repayment to SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

Purchase of Other Investment Company Funds.  A Fund may seek to achieve its investment objective by investing in the shares of certain other investment companies, or exchange traded funds registered as investment companies, that have substantially similar investment objectives and policies.  Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a Fund may invest in another investment company may be limited. With respect to investments in other mutual funds, pursuant to an SEC Order, the amount of securities of underlying mutual funds that a Fund may hold may exceed the limitations in the 1940 Act, provided that certain conditions are met. The conditions are intended to address certain abuses perceived to be associated with a “fund-of-funds,” including unnecessary costs (such as sales loads, advisory fees that may be borne by a Fund and administrative costs), and undue influence by a fund-of-funds over the underlying fund. The conditions apply only when a Fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

(b)           Investment Strategies Specific to some, but not all, Funds:  A Fund may invest in the following instruments and utilize the following investment techniques:

Applicable to SSgA Money Market Fund only:

Asset-Backed Securities.  Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s other securities.  The degree of credit-enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value.

The value of asset-backed securities is affected by changes in the market’s perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement.  The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor.  The underlying instruments are subject to prepayments which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described below for prepayments of pools of mortgage loans underlying mortgage-backed securities.  Use of asset-backed securities will represent less than 5% of the Fund’s total assets by issuer.

Applicable to SSgA Money Market Fund and SSgA US Government Money Market Fund only:

Mortgage-Related Securities.  Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans.  These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the United States.  The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates.  The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly-owned US Government corporation within the Department of Housing and Urban Development.  Government-related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association (“FNMA”), a government sponsored corporation owned entirely by private stockholders.  Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans.  Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

1.               GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”).  Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed

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by the Veterans Administration.  Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment.  Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the “modified pass-through” mortgage certificate type.  GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans.  The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the US Treasury to make payments under the guaranty.  The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2.               FHLMC Mortgage Participation Certificates (“Freddie Macs”).  Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC.  Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC.  FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans.  In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable.  Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank.  The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3.               FNMA Guaranteed Mortgage Pass-Through Certificates (“Fannie Maes”).  Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties.  FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans.  The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity.  Prepayment rates vary widely and may be affected by changes in mortgage interest rates.  In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate.  Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate.  Accordingly, it is not possible to predict accurately the average life of a particular pool.  Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.  Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

Variable Amount Master Demand Notes.  Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated.  These instruments are issued pursuant to written agreements between their issuers and holders.  The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations.  Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.  There is no active secondary market with respect to a particular variable rate instrument.

Applicable to SSgA Tax Free Money Market Fund only:

Pre-Refunded Municipal Securities. The interest and principal payments on pre-refunded Municipal Securities are typically paid from the cash flow generated from an escrow Fund consisting of US Government Securities. These payments have been “pre-refunded” using the escrow Fund.

Insured Municipal Securities. Insured municipal securities are those for which scheduled payments of interest and principal are guaranteed by a private (non-governmental) insurance company. The insurance entitles a Fund to receive only the face or par value

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of the securities held by the Fund, but the ability to be paid is limited to the claims paying ability of the insurer. The insurance does not guarantee the market value of the municipal securities or the net asset value of a Fund’s shares.  Insurers are selected based upon the diversification of its portfolio and the strength of the management team which contributes to the claims paying ability of the entity.  However, the Adviser selects securities based upon the underlying credit with bond insurance viewed as an enhancement only.  The Adviser’s objective is to have an enhancement that provides additional liquidity to insulate against volatility in changing markets.

Municipal Securities. Municipal securities purchased by the Fund may bear fixed, floating or variable rates of interest or may be zero coupon securities.  Municipal securities are generally of two types: general obligations and revenue obligations.  General obligations are backed by the full faith and credit of the issuer.  These securities include tax anticipation notes, bond anticipation notes, general obligation bonds and commercial paper.  Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds.  Tax anticipation notes are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.  Bond anticipation notes are issued in expectation of the issuer obtaining longer-term financing.

Municipal securities are issued by or on behalf of public authorities to obtain funds to be used for various public purposes, including general purpose financing for state and local governments, refunding outstanding obligations, and financings for specific projects or public facilities.  General obligations are backed by the full faith and credit of the issuer.  These securities include tax anticipation notes, bond anticipation notes and general obligation bonds.  Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds.  Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment.  Private activity and industrial development bonds, although issued by industrial development authorities, may be backed only by the assets of the non-governmental users, and the user, rather than the municipality, assumes the credit risk.  A municipal bond, like a bond issued by a corporation or the US Government, obligates the issuer to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Municipal notes are short-term instruments which are issued and sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.

Some municipal securities are insured by private insurance companies, while others may be supported by letters of credit furnished by domestic or foreign banks.  In determining the credit quality of insured or letter of credit backed securities, the Adviser reviews the financial condition and creditworthiness of such parties including insurance companies, banks and corporations.

Unlike most other bonds, however, municipal bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes.  Municipal bonds, and municipal bond funds, can therefore be advantageous to investors in higher tax brackets.  However, because the interest is tax-exempt, municipal bond yields typically are lower than yields on taxable bonds and bond funds with comparable maturity ranges.

Municipal obligations are affected by economic, business or political developments.  These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.  These investments may be more adversely impacted by changes in tax rates and policies than taxable investments.  Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities.  This could in turn affect a Fund’s ability to acquire and dispose of municipal securities at desirable yield and price levels.  For instance, legislative proposals are introduced from time to time to restrict or eliminate the federal income tax exemption for municipal obligations interest.  If such legislation is adopted, the Board of Trustees will re evaluate the Fund’s investment objective and may submit possible changes in the structure of the Fund to its shareholders if shareholder approval is required. Municipal obligations include revenue obligations.  Revenue obligations are backed by the revenues generated from a specific project or facility and include industrial development bonds and private activity bonds.  Private activity and industrial development bonds are dependent on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment.

The Fund’s policy to invest in municipal debt obligations will subject the Fund to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration, to a greater extent than if the Fund were able to invest in all types of debt obligations.  Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.  In addition, municipal securities backed by current or anticipated revenues from a specific project or specific asset can be negatively affected by the discontinuance of the taxation supporting project or asset or the inability to collect revenues for the project or from assets.  If the Internal Revenue Service determines the issuer of a municipal security has not complied with applicable tax

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requirements, interest from the security could become taxable and the security could decline in value. Municipal obligations may also be subject to call risk and extension risk.

Tax Exempt Commercial Paper.  Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less.  It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.  Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank.  Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.  The Fund will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody’s Investors Service, Inc., A-1 by Standard & Poor’s Rating Group or F-1 by Fitch’s Investor Service. See “Description of Securities Ratings.”

Industrial Development and Private Activity Bonds.  Industrial development bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; ports and airport facilities; colleges and universities; and hospitals.  The principal security for these bonds is generally the net revenues derived from a particular facility, group of facilities, or in some cases, the proceeds of a special excise tax or other specific revenue sources.  Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer’s obligations.  Some authorities provide further security in the form of a state’s ability without obligation to make up deficiencies in the debt service reserve fund.

Private activity bonds are considered municipal securities if the interest paid thereon is exempt from federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the value of any real or personal property pledged as security for such payment.  As noted in the Fund’s Prospectus and discussed below under “Taxes,” interest income on these bonds may be an item of tax preference subject to federal alternative minimum tax for individuals and corporations.

Municipal Leases.  The Fund may purchase participation interests in municipal obligations, including municipal lease/purchase agreements.  Municipal leases are an undivided interest in a portion of an obligation in the form of a lease or installment purchase issued by a state or local government to acquire equipment or facilities.  These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less.  Municipal leases may be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise may be collateralized by US Government securities.  Certain participation interests may permit the Fund to demand payment on not more than seven days’ notice, for all or any part of the Fund’s interest, plus accrued interest.

Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds.  Some leases or contracts include “non-appropriation” clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.  To reduce these risks, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by a letter of credit or guarantee of a bank.

Whether a municipal lease agreement will be considered illiquid for the purpose of the Fund’s restriction on investments in illiquid securities will be determined by officers of the Investment Company in accordance with procedures established by the Board of Trustees.

Tender Option Bonds.  A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.  Subject to applicable regulatory requirements, the Fund may buy tender option bonds if the agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days.  The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian and the third party provider of the tender option.  In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.

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Risks of Municipal Obligations.  Municipal obligations are affected by economic, business or political developments.  These securities may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors, or may become subject to future laws extending the time for payment of principal and/or interest, or limiting the rights of municipalities to levy taxes.  The Fund may be more adversely impacted by changes in tax rates and policies than other funds.  Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities.  This could in turn affect a Fund’s ability to acquire and dispose of municipal securities at desirable yield and price levels.

Concentration of a Fund’s investments in these municipal obligations will subject the Fund, to a greater extent than if such investment was not so concentrated, to the risks of adverse economic, business or political developments affecting the particular state, industry or other area of concentration.

Standby Commitments.  The Fund’s investments may include standby commitments, which are rights to resell municipal securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed upon price or yield.  Standby commitments may involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and difference between the duration of the commitment and the maturity of the underlying security.  The Fund will limit standby commitment transactions to institutions which the Adviser believes present minimal credit risk.

SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS

The SSgA Funds maintain portfolio holdings disclosure policies (“Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Disclosure Policies have been approved by the Board of Trustees. Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds’ fiscal quarter on their website at www.ssgafunds.com.  Quarterly reports will remain on the site until the next quarter’s quarterly reports are posted.

The Disclosure Policies provide that no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party or shareholder, both individual and institutional, except as provided in the Disclosure Policies. The Disclosure Policies require that any non-public disclosure of the Funds’ portfolio holdings to any party, including any shareholder, may only be made if limited exceptions contained in the Disclosure Policies are satisfied. These exceptions are noted below:

a)              The Disclosure Policies permit disclosure of non-public Funds portfolio holdings to any party if that party has signed a written confidentiality agreement that is in form and substance acceptable to, and approved by, the Funds’ officers.  Fund officers may determine what parties to provide such information to, but will report such disclosures, including the form of the confidentiality agreement, at regular Board of Trustees meetings.   No compensation or other consideration is paid as a part of any such arrangement.

b)             The Disclosure Polices permit the disclosure of any and all portfolio information to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Adviser, Sub-Advisor, the Trustees, the directors of the Adviser, the Funds’ Custodian, Distributor, Transfer Agent, Administrator, Independent Accountants, Funds counsel, and each of their respective affiliates and advisors, so long as the disclosure is subject to duties of confidentiality imposed by law and/or contract as determined by the Funds’ officers.   The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

c)              The Disclosure Policies permit disclosure to numerous mutual Fund evaluation services (such as Morningstar and Lipper) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes.  These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.  In order to facilitate the review of the Funds by these services and departments, the Disclosure Policies provide that the Funds may distribute (or authorize the Administrator,

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Advisor, Sub-Advisor and the Funds’ Custodian or Fund accountants to distribute) periodic portfolio holdings to such services and departments.  If the disclosure of portfolio holding information to any service or department is prior to the public disclosure of this information, the Disclosure Policies require that the service or department enter into a written obligation of confidentiality, approved by a Fund officer.  No compensation or other consideration is paid as a part of any such arrangement.

d)             The Disclosure Policies permit the Adviser’s trading desk to periodically distribute lists of investments held by its clients (including the Funds) for general analytical research purposes.  The Disclosure Policies allow this type of disclosure provided that those lists do not identify individual clients or individual client position sizes and that for equity securities, those lists do not show aggregate client position sizes. The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

e)              The Disclosure Policies permit the disclosure of portfolio holdings information as may be required by applicable law.

The Disclosure Policies permit portfolio managers and other senior officers or spokespersons of the Administrator, Advisor, Sub-Advisor or the Funds to disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the Disclosure Policies.  For example, a portfolio manager discussing a Fund may indicate that he owns XYZ company for the Fund only if the Fund’s ownership of such company has previously been publicly disclosed.

In determining whether non-public holdings information should be provided to any party in compliance with the Disclosure Policies, Fund officers will consider, among other things, the requesting parties need for such information and whether providing such information is in the best interests of shareholders.  In the event of a conflict, a Fund officer will present information to the Board for their consideration.

The Funds’ Board of Trustees, the Administrator, the Adviser or the Sub-Advisor may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.  The Disclosure Policies will be reviewed and tested by the Funds’ Chief Compliance Officer.

The Disclosure Policies may not be waived, or exceptions made, without the consent of a Fund officer.  All waivers and exceptions of the Disclosure Policies involving the Funds must be disclosed to the Board of Trustees of the Funds no later than its next regularly scheduled quarterly meeting.

The Disclosure Policies are intended to ensure compliance by the Funds’ Administrator, Advisor, Sub-Advisor and the Funds with applicable regulations of the federal securities laws, including the 1940 Act and the Investment Advisers Act of 1940, as amended.  It is the policy of the Administrator, Advisor and Sub-Advisor to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Funds.

INVESTMENT RESTRICTIONS

Each Fund is subject to certain investment restrictions, which are considered either fundamental or nonfundamental.  A nonfundamental restriction may be changed by a vote of the Board of Trustees without shareholder approval.  A fundamental restriction may only be changed by a vote of a “majority of the outstanding voting securities” of the Fund.  A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.  Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is made. If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.  Except as specifically noted below:

1.               With respect to SSgA Money Market Fund and SSgA US Government Money Market Fund, a Fund will not invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities).  US banks and certain domestic branches of foreign banks are not considered a single industry for purposes of this restriction. With respect to SSgA Tax Free Money Market Fund, Invest 25% or more of the value of its total assets in securities of issuers located in any one state or group of public agencies primarily

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engaged in any one industry (such as power generation) (other than the US Government, its agencies and instrumentalities).  Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. (Fundamental restriction with respect to each Fund.)

2.               A Fund will not borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33-1/3% of the current value of the Fund’s assets taken at market value, less liabilities other than borrowings.  If at any time a Fund’s borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation.  A Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets. (Fundamental restriction with respect to each Fund.)

3.               A Fund will not pledge, mortgage or hypothecate its assets.  However, a Fund may pledge securities having a market value on a daily marked-to-market basis at the time of the pledge not exceeding 33-1/3% of the value of the Fund’s total assets to secure borrowings permitted by paragraph (2) above. (Fundamental restriction with respect to each Fund.)

4.               A Fund will not with respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s assets and to not more than 10% of the outstanding voting securities of such issuer. (Fundamental restriction with respect to each Fund.)

5.               A Fund will not make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements.  A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund’s total assets.  With respect to SSgA Money Market Fund only, the Fund may lend cash to any registered investment company or portfolio series for which the Fund’s Advisor serves as advisor or subadvisor to the extent permitted by the 1940 Act or any rule or order issued thereunder.  (Fundamental restriction with respect to each Fund.)

6.               A Fund will not invest more than 10% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration. (Fundamental restriction with respect to SSgA Money Market Fund and SSgA US Government Money Market Funds; nonfundamental to SSgA Tax Free Money Market Fund). Additionally, SSgA Tax Free Money Market Fund may not invest in participation interests (including municipal leases) and floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature on seven or fewer days notice and for which there is no secondary market. (Nonfundamental restriction; not applicable to SSgA Money Market Fund and SSgA US Government Money Market Funds.)

7.               A Fund will not purchase or sell commodities or commodity futures contracts. (Fundamental restriction with respect to each Fund in this statement.)

8.               A Fund will not purchase or sell puts, calls or invest in straddles, spreads or any combination thereof (fundamental restriction with respect to each Fund in this statement).  SSgA Tax Free Money Market Fund may purchase securities that provide the Fund the right to put the securities back to the issuer or a third party.

9.               A Fund will not make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. (Fundamental restriction with respect to each Fund.)

10.         A Fund will not purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein (fundamental restriction with respect to each Fund in this statement). SSgA US Government Money Market Fund may purchase or sell government guaranteed real estate mortgage loans.

11.         A Fund will not purchase interests in oil, gas or other mineral exploration or development programs. (Fundamental restriction with respect to SSgA Money Market Fund and SSgA US Government Money Market Fund. Not applicable to SSgA Tax Free Money Market Fund.)

12.         A Fund will not engage in the business of underwriting securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition. (Fundamental restriction with respect to each Fund.)

13.         A Fund will not issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act. (Fundamental restriction with respect to each Fund.)

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14.         A Fund will not make investments for the purpose of gaining control of an issuer’s management. (Fundamental restriction with respect to SSgA Money Market Fund and SSgA US Government Money Market Funds; non-fundamental to SSgA Tax Free Money Market Fund.)

15.         A Fund will not purchase the securities of any issuer if the Investment Company’s officers, Directors, Advisor or any of their affiliates beneficially own more than one-half of 1% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer. (Fundamental restriction with respect to SSgA Money Market Fund and SSgA US Government Money Market Funds.)

16.         A Fund will not invest in securities of any issuer which, together with its predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund’s total assets would be invested in such securities. (Fundamental restriction with respect to SSgA Money Market Fund and SSgA US Government Money Market Funds; non-fundamental to SSgA Tax Free Money Market Fund.)

17.         A Fund will not invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Funds’ shareholders.  (Fundamental restriction with respect to SSgA Money Market Fund and SSgA US Government Money Market Funds; non-fundamental to SSgA Tax Free Money Market Fund.)

18.         A Fund will not purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Funds, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder. (Fundamental restriction with respect to each Fund.)

To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.  If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

TEMPORARY DEFENSIVE POSITION

From time to time, a Fund may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions.  Temporary defensive positions may be taken, for example, to preserve capital or if the Fund is unable to pursue its investment strategies or acquire the types of securities in which it normally invests.  Temporary defensive positions will be in high-quality fixed income securities, cash or cash equivalents.  These positions include, but are not limited to: (1) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; (2) commercial paper, bank certificates of deposit, bankers’ acceptances and time deposits; (3)  repurchase agreements; or (4) uninvested cash, some or all of which may be held in a non-interest bearing demand deposit account at the Fund’s affiliated custodian.  The Advisor or Sub-Advisor has discretion in determining: (i) whether taking a temporary defensive position is appropriate for a Fund at a particular time, and (ii) the types of instruments that a Fund will hold in taking a temporary defensive position.

When taking a temporary defensive position, a Fund may not achieve its investment objective.

Taxable Investments (Tax Free Money Market Fund). From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund’s net assets), the Fund may invest without limitation in taxable short-term investments (“Taxable Investments”) consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of a rating agency; obligations of the US Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody’s, A-1 by S&P or F-1 by Fitch; certificates of deposit of US domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers’ acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called “Investment Advisory and Other Services.”). The Trustees hold office for the life of the SSgA Funds.  A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of SSgA Funds shares or by a vote of a majority of the Trustees.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding.  A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.  The Trustees who are not “interested persons” of the SSgA Funds (the “Independent Trustees”) shall be eligible to serve as Chairman of the Board for a two-year term on a rotating basis. The officers, all of whom are elected annually by the Board of Trustees and employed by either the Administrator or the Adviser or their affiliates, are responsible for the day-to-day management and administration of the SSgA Funds’ operations. For the fiscal year ended August 31, 2009 the Board of Trustees held 13 meetings (including one meeting of the Independent Trustees).

Committees of the Board of Trustees.  There are four standing committees of the Board of Trustees:

·                  The Audit Committee’s primary functions are to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors’ specific representations as to their independence; meet with the Funds’ independent auditors, including private meetings, as necessary to: (i) review the arrangements for and scope of the annual audit and any special audits; (ii) discuss any matters of concern relating to the Funds’ financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) consider the auditors’ comments with respect to the Funds’ financial policies, procedures and internal accounting controls and management’s responses thereto; (iv) review the form of opinion the auditors propose to render to the Board and shareholders; (v) consider the effect upon the SSgA Funds of any changes in accounting principles or practices proposed by management or the auditors; (vi) review the fees charged by the auditors for audit and non-audit services; (vii) investigate improprieties or suspected improprieties in Fund operations; (viii) pre-approve Fund audit services and associated fees; (ix) pre-approve non-

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audit services provided to the Fund and to the Funds’ Advisor or service affiliates (entities that are affiliated with the Funds’ investment advisor and provide ongoing services to the Funds) where the services have a direct impact on the operations of financial reporting of the Fund; (x) receive and consider, prior to the filing of an audit report with the SEC, reports from the Funds’ independent auditor regarding their audit; (xi) receive and consider reports from Fund management of any significant deficiencies in the design or operation of the Funds’ internal controls; (xii)  report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and (xiii) perform such other functions consistent with the Audit Committee Charter, the SSgA Funds’ By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate. The Audit Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Audit Committee held 5 meetings.

·                  The Valuation Committee’s primary purpose is to make fair value determinations as set forth in the SSgA Funds’ Securities Valuation Procedures.  The SSgA Funds have established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (“State Street”) and SSgA Funds Management, Inc.  The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting. The Valuation Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009, the Valuation Committee held 15 meetings.

·                  The primary function of the Governance Committee and the Nominating Sub-Committee is to review and evaluate the composition and performance of the Board and make nominations for membership on all Board committees and review the responsibilities of each committee; and to review governance procedures, compensation of Independent Trustees, and independence of outside counsel to the Trustees.  The Nominating Committee will not consider nominees recommended by securities holders.  The Governance Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Governance Committee held 3 meetings.

·                  The primary functions of the Qualified Legal and Compliance Committee (the “QLCC”) are to receive quarterly reports from the SSgA Funds’ Chief Compliance Officer; to oversee generally the SSgA Funds’ responses to regulatory inquiries; and to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the SSgA Funds, its officers or the Trustees. The QLCC consists of all of the Independent Trustees.  During the fiscal year ended August 31, 2009, the QLCC held 4 meetings.

The following lists the SSgA Funds’ Trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and, with respect to the Trustees, other directorships held during the past five years.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Independent Trustee Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	· Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Until December 2008, Director, Russell Trust Company; and · Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Interested Trustee Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Trustee since November 2008	· 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; · 2006 to Present, Trustee, Berea College; and · 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21

Independent Trustee William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Chairman, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); · Certified Financial Planner and Member, Financial Planners Association; and · Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21

Independent Trustee Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21

Independent Trustee Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Independent Chairman of the Board since January 2009 · Member (ex officio), Audit Committee · Member (ex officio), Governance Committee · Member (ex officio), Valuation Committee · Member (ex officio), QLCC	· 2003 to December 2008, Associate Justice, Commonwealth of Massachusetts Superior Court; · 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Independent Trustee Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC · Audit Committee Financial Expert	· March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); · Board Member, Healthcare Georgia Foundation (private foundation); and · September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	21

Independent Trustee Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	· Trustee since 1991 · Member, Audit Committee · Member, Governance Committee · Chairman, Valuation Committee · Member, QLCC	· Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

Independent Trustee Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Alternate Chairman, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Chairman, QLCC · Audit Committee Financial Expert	· Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years

Principal Officer James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· President and Chief Executive Officer from January 2006 to Present · Principal Executive Officer since 2005

·                  2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);

·                  March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and

·                  President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Principal Officer Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Vice President since May 2006

·                  Principal, SSgA Funds Management, Inc. (investment advisor); and

·                  July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Principal Officer Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Chief Compliance Officer since August 2007	· 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and · 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Principal Officer Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	· Treasurer and Principal Accounting Officer since 2000

·                  Director – Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;

·                  Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and

·                  Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Principal Officer Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	· Secretary since 2007 and Chief Legal Officer since 2008

·                  US General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;

·                  Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and

·                  Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years

COMPENSATION

Independent Trustees are paid each calendar year an annual base retainer fee of $70,000.  The SSgA Funds’ Chairman receives an additional annual retainer of $30,000.  In addition to the foregoing retainer fees, the Independent Trustees receive an annual retainer for committee membership as follows: $6,000 (Audit Committee); $4,000 (Governance and Nominating Committee); $7,000 (Valuation Committee); and $4,000 (Legal and Compliance Committee).  The Independent Trustees are paid a per-meeting fee for attendance of $6,000 (regular Board of Trustees meetings); $2,500 (Independent Trustees meetings); $4,000 (Audit Committee meetings), $2,500 (Governance and Nominating Committee meetings), $2,500 (Legal and Compliance Committee meetings called for purposes other than receiving reports from the Funds’ Chief Compliance Officer), $750 (telephonic meetings under thirty minutes), and $1,500 (telephonic meetings over thirty minutes).  The Chairman of each Committee receives an additional annual fee as follows:  $10,000 (Audit Committee); and $5,000 (Governance and Nominating Committees, Legal and Compliance Committee, and Valuation Committee). The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of SSgA Funds’ expenses. However, the SSgA Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified SSgA Funds.  The SSgA Funds’ officers are compensated by either the Administrator or the Adviser or their affiliates.

Trustee Compensation Table
For The Fiscal Year Ended August 31, 2009

	Aggregate Compensation From SSgA Funds	Pension Or Retirement Benefits Accrued As Part Of SSgA Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds And Fund Complex Paid To Trustees

Independent Trustees
Lynn L. Anderson, Chairman of the Board
William L. Marshall
Steven J. Mastrovich
Patrick J. Riley*
Richard D. Shirk
Bruce D. Taber
Henry W. Todd

*

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EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008

Trustee	Dollar Range Of Equity Securities In Each Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies

CONTROLLING AND PRINCIPAL SHAREHOLDERS

State Street may from time to time have discretionary authority over accounts which invest in shares of the SSgA Funds.  These accounts include accounts maintained for securities lending clients and accounts which permit the use of the Funds as short-term cash sweep investments.  Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares.  As of November 30, 2008, State Street held of record less than 25% of the issued and outstanding shares of the SSgA Funds (in the aggregate) in connection with its discretionary accounts, however, State Street may hold more than 25% of such shares in any one series of the Funds.  Consequently, State Street is not deemed to be a controlling person for purposes of the 1940 Act.

The Trustees and officers of Funds, as a group, own less than 1% of SSgA Funds’ voting securities.

As of November 30, 2009, the following shareholders owned of record 5% or more of the issued and outstanding shares of each Fund described in this Statement. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

SSgA Money Market Fund · %
SSgA US Government Money Market Fund ·
SSgA US Government Money Market Fund
·

INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

SSgA Funds Management, Inc. (the “Advisor”) serves as the SSgA Funds’ investment advisor pursuant to an Advisory Agreement dated May 1, 2001 (the “Advisory Agreement”).  The Adviser is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.  The Adviser, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (“SSgA”), the investment management arm of State Street Corporation. State Street, the SSgA Funds’ Custodian; Boston Financial Data Services, the Transfer and Dividend Paying Agent; and State Street Global Markets, LLC, the Funds’ Distributor, are affiliated persons of the Adviser. The address of the Adviser and State Street Corporation is State Street Financial Center, One Lincoln Street, Boston, MA  02111-2900.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Funds and either a majority of all Trustees or a majority of the shareholders of the Funds approve its continuance.  The Advisory Agreement may be terminated by the Adviser or a Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.  Please see the Funds’ Annual Reports to Shareholders for a discussion regarding the Board’s basis for approve the Advisory Agreement and the period covered by the approval.

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Under the Advisory Agreement, the Adviser directs the SSgA Funds’ investments in accordance with each Fund’s investment objective, policies and limitations.  For these services, each Fund pays an annual management fee to the Adviser.  The management fee rate is a percentage of the average daily net asset value of a Fund, calculated daily and paid monthly.

Advisory Expenses. The following table shows the expenses each Fund accrued to the Adviser during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Money Market Fund		$19,801,685	$18,990,292
SSgA US Government Money Market Fund		$5,821,622	$2,824,648
SSgA US Government Money Market Fund		$1,364,740	$1,337,515

The Adviser has contractually agreed to waive up to the full amount of SSgA Money Market Fund’s Advisor fee and reimburse SSgA Money Market Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees and extraordinary expenses) exceed .40% of the average daily net assets on an annual basis until December 31, 2008.  The waivers and reimbursements are considered from year to year on a calendar basis. The waivers amounted to$       in fiscal 2009, $0 in fiscal 2008 and $1,585,818 in fiscal 2007.

ADMINISTRATOR

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the SSgA Funds’ administrator, pursuant to an Administration Agreement dated January 1, 2008 (the “Administration Agreement”).  RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The Administrator’s mailing address is 909 A Street, Tacoma, WA  98402.

RFSC is an affiliate of Russell Investments which, through its subsidiaries, provides comprehensive money manager evaluation services to institutional clients, including RIMCo. Russell Investments provides other services to large pools of investment assets, including:  (1) investment management services for Russell subsidiary-sponsored funds; and (2) transition management and portfolio implementation services. Russell Investments is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

Pursuant to the Administration Agreement with the SSgA Funds, the Administrator will:  (1) supervise all aspects of the Funds’ operations; (2)  provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds’ books and records; (3) arrange the periodic updating of the Funds’ Prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the SEC; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For all services provided by the Administrator pursuant to the Administration Agreement, the SSgA Funds pay the Administrator an annual fee equal to the sum of the products of the average daily net assets for each Fund multiplied by the following percentages:

Money Market Portfolios

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US Equity Portfolios

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US Fixed Income Portfolios

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

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International Portfolios

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

Feeder Portfolios(1)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated.

In addition, the Administrator charges a flat fee of $30,000 per year if a Fund has less than $500 million in assets under management.

The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund.  The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance.  The Agreement may be terminated by the Administrator or any Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.

Administration Expenses. The following table shows the expenses each Fund accrued to the Administrator during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Money Market Fund		$2,422,962	$2,319,840
SSgA US Government Money Market Fund		$712,097	$344,704
SSgA US Government Money Market Fund		$167,120	$155,851

CUSTODIAN

State Street Bank and Trust Company serves as the SSgA Funds’ Custodian.  State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street also provides the basic portfolio recordkeeping required by the SSgA Funds for regulatory and financial reporting purposes.  For these services, State Street is paid an annual fee in accordance with the following:

·                  Fund Accounting. A fee payable monthly on a pro rata basis, based on month-end gross assets of the complex:  First $30 billion—0.75 basis point (b.p.); over $30 billion—0.50 b.p. (domestic accounting); First $10 billion—1.50 b.p.; over $10 billion—1.00 b.p. (international accounting);

·                  Custody. For domestic custody, a fee payable monthly on a pro rata basis, based on the following percentages of month-end net assets (excluding short term sweep investments into other SSgA money market funds):  First $20 billion—0.40 b.p.; over $20 billion—0.20 b.p. Domestic transaction charges range from $6 to $25.  For international transactions, holding charges range from 1 b.p. to 35 b.p. and transaction charges range from $30 to $125, depending on the country in which securities are held. An additional manual trade charge of $15 (US domestic trades) or $25 (non-US trades) applies to trades not delivered electronically in good form.

·                  Pricing. Monthly quote charge, based on month-end positions: $4,500 annual base pricing charge per Fund with charges ranging from $4 to $16, depending on the type of security. ITG fair value pricing $4,000 per Fund annually;

·                  Yields.  $4,200 per Fund annually;

·                  On-Line Access Charge.  $960 per Fund annually;

·                  Multiple Classes of Shares. $5,100 per class annually;

(1) The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable Fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by Fund type, should the Fund cease operating as a Feeder Portfolio.

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·                  Fund of Funds.  Accounting fee, daily priced—$9,000 per Fund of Fund annually; each additional class—$9,000 per class annually; transactions—$5 each; custody feeder flat fee $9,000 annual per feeder;

·                  Loan Servicing Fee. The greater of the per loan calculation and asset based calculation.  Per loan calculations range from $750 per loan for a Fund that holds 5 loans, to $3,750 per loan for a Fund that holds 50 loans, and a minimum additional $55 per loan charge in excess of 50 loans; asset based fee calculations are 3 b.p. for the first $500 million, 2.5 b.p. for the next $500 million and 2 b.p. thereafter, with incoming and outgoing wire charges of $5 and $5.25 respectively.

·                  Earnings Credit. A balance credit is applied against the above fees (excluding out-of-pocket expenses).  The credit is based on 90% of the average 91-day Treasury bill rate for the month, times the average collected balance in the custodian demand deposit account for the month billed;

·                  Special Services. Wash sales system and ITELS—$3,000 per Fund annually; qualified dividend income reporting—$500 per Fund; Chief Compliance Officer reporting fees—$600 per Fund annually; and

·                  Out of Pocket Expenses at Cost. Include but are not limited to:  annual maintenance fee of $3,000, ITG fair value fee per composite fund annually of $10,000, telephone and other communication lease line charges; SWIFT trade charges, SAS 70 and SAS 99 charges agreed upon procedures review, wire charges of $5, postage and insurance, courier fees, duplicating, legal fees, supplies relating to Funds records, sub-custodian charges, audit letter, stamp duties, proxy fees and archive/document storage costs.

The Custodian’s address is 200 Newport Avenue, Josiah Quincy Building JQ5S, North Quincy, MA  02171.

TRANSFER AND DIVIDEND PAYING AGENT

Boston Financial Data Services, Inc. (“BFDS”) serves as the Transfer and Dividend Paying Agent. BFDS is a joint venture of State Street Corporation and DST Systems, Inc. BFDS is paid the following annual account services fees: $13.35 open account fee; $2.57 closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $20,000 Fund minimum (26 to 35 CUSIPs) or $12,000 Fund minimum (over 35 CUSIPs); and omnibus transparency Full services fees of $.45 per underlying sub-position on an Intermediary’s system for an omnibus account (an “accountlet”) from 0-500,000; $.45 for 500,001 to 2,000,000 (waived), and $.10 for 2,000,0001 and greater; investigation fees of $3,000 to $5,000 per month depending on the number of accountlets.  BFDS is also paid the following activity based fees:  $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company.  Portfolio fees are allocated to each Fund based on the average net asset value of each Fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. BFDS is reimbursed by each Fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the Fund. BFDS’s principal business address is 2 Heritage Drive, North Quincy, MA  02171.

DISTRIBUTOR

State Street Global Markets, LLC (the “Distributor”) serves as the distributor of Fund shares pursuant to a Distribution Agreement dated March 1, 2002, as amended (the “Distribution Agreement”).  The Distribution Agreement shall continue in effect for each Fund for two years following its effective date with respect to the Fund; and thereafter only so long as its continuance is specifically approved at least annually by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval, or by vote of a majority of the outstanding voting securities of the Fund. The Distributor offers the shares of each Fund on an agency or “best efforts” basis under which the SSgA Funds shall only issue such shares as are actually sold. The Distributor is a wholly owned subsidiary of State Street Corporation. The Distributor’s mailing address is State Street Financial Center, One Lincoln Street, Boston, MA  02111-2900.

Distribution Expenses. The following table shows the expenses each Fund accrued to the Distributor during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Money Market Fund		$1,456,690	$2,310,220
SSgA US Government Money Market Fund		$414,157	$231,836
SSgA US Government Money Market Fund		$102,579	$345,714

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For the fiscal year ended August 31, 2009 these amounts are reflective of the following individual payments:

Fund	Advertising	Printing	Compensation to Dealers	Compensation to Sales Personnel	Other*
SSgA Money Market Fund
SSgA US Government Money Market Fund
SSgA US Government Money Market Fund

*           Includes such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

CODE OF ETHICS

The Adviser, Distributor, Custodian, Transfer Agent, Administrator and SSgA Funds have each adopted a code of ethics (the SSgA Funds’ code being referred to herein as the Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the Funds’ service providers and officers, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Adviser or the SSgA Funds. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Adviser as part of their job function) must pre-clear personal securities transactions.  Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the SSgA Funds’ service providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS

Distribution Plans.  Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule.  Accordingly, each class of shares offered by the SSgA Funds operates under a separate Rule 12b-1 plan providing for payment of distribution expenses up to the plan limit.

In connection with the Trustees’ consideration of whether to adopt the distribution plans, the Distributor, as the Funds’ principal underwriter, represented to the Trustees that the Distributor believes that the distribution plans should result in increased sales and asset retention by enabling the Funds to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a distribution plan or under an alternative distribution arrangement, the level of sales and asset retention that a Fund would have.  The distribution plans do not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.  A quarterly report of the amounts expended under all of the distribution plans in operation, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review.  No distribution plan may be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that are paid by the Funds.  The distribution plans and any material amendments must be approved annually by all of the Trustees and by the Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Funds nor have any direct or indirect financial interest in the operation of the distribution plan or any related agreements.

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Long-term shareholders of the SSgA Funds may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Institutional Plan. The original class of shares of the SSgA Funds is referred to as the “Institutional Class.”  The Plan of Distribution Pursuant to Rule 12b-1 Plan for the Institutional Class (the “Institutional Plan”) was adopted by the Board of Trustees on January 8, 1992.  The Institutional Plan was restated on April 9, 2002 to update current operations.  The Institutional Plan provides for reimbursement for distribution expenses up to the plan limit.  The Institutional Plan provides that each Institutional Class Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services.  The Institutional Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.

Payments to the Distributor for the sale and distribution of Institutional Class shares, are not permitted by the Institutional Plan to exceed .25% of a Fund’s average net asset value per year.  Payments to Financial Intermediaries providing shareholder services to the Institutional Class are not permitted by the Institutional Plan to exceed .20%. Any payments that are required to be made to the Distributor or Financial Intermediary that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the Institutional Plan is in effect.  The Fund’s liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred.

Distribution and Shareholder Servicing. Payments under the distribution plans are made to the Distributor to finance activity which is intended to result in the sale and retention of Fund shares including:  (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor’s overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel. Under the distribution plans, the SSgA Funds and/or the Distributor may also enter into service agreements with various financial institutions, such as banks, broker-dealers, financial advisors or other financial institutions, including the Adviser and its affiliates (each of which is referred to as a Financial Intermediary) to provide shareholder servicing with respect to the shares held by or for the customers of the Financial Intermediaries.  Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law. Under the service agreements, the Financial Intermediaries may provide various services for such customers, including: (1) answering inquiries regarding the Funds; (2) assisting customers in changing dividend options, account designations and addresses; (3) performing subaccounting for such customers; (4) establishing and maintaining customer accounts and records; (5) processing purchase and redemption transactions; (6) providing periodic statements showing customers’ account balances and integrating such statements with those of other transactions and balances in the customers’ other accounts serviced by the Financial Intermediaries; (7) arranging for bank wires transferring customers’ proceeds; and (8) such other services as the customers may request in connection with their accounts, to the extent permitted by applicable statute, rule or regulation. Shareholder services may also include sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.  Financial Intermediaries will be responsible for prompt transmission of purchase and redemption orders and may charge fees to their customers for their services.

The Adviser and Distributor, or an affiliate of the Adviser or Distributor, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to the Rule 12b-1 and shareholder servicing fees paid by the Fund. As of the 12 months ended August 31, 2009, the Adviser and/or Distributor made such cash payments to 11 Financial Intermediaries.  Financial Intermediaries are compensated based on the average daily value of all shares of each Fund owned by customers of the Financial Intermediary.  From time to time, the Adviser or Distributor, or an affiliate of the Adviser or Distributor may also pay non-cash compensation to the sales representatives of Financial Intermediaries in the form of (1) ordinary and usual gratuities, tickets and other business entertainment; and/or (2) sponsorship of regional or national events of Financial Intermediaries.

Institutional Class Distribution and Shareholder Servicing. Under the Institutional Plan, Financial Intermediaries may receive from the SSgA Funds and/or the Distributor, payment that shall not exceed .20% per annum of the average daily net asset value of the Institutional Class shares owned by or for shareholders with whom the Financial Intermediary has a servicing relationship.

With respect to the Institutional Class, the SSgA Funds have entered into service agreements with State Street and the following entities affiliated with State Street: State Street Global Markets, LLC; Fiduciary Investors Services division of State Street Bank and Trust Company, and High Net Worth Services division of State Street Bank and Trust Company.  The purpose of the service agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities.  In return for these services, the SSgA Funds and/or Distributor pay the Financial Intermediaries that are affiliated with State Street monthly fees at a rate that shall not exceed .175% per annum of the average daily net asset value of the Fund’s shares owned by or for shareholders with

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whom the affiliated Financial Intermediary has a servicing relationship. The service agreements with affiliated Financial Intermediaries are reviewed annually by the Board of Trustees.

Shareholder Servicing Fees to State Street. The following table shows the expenses each Fund paid to State Street, under a Service Agreement pursuant to Rule 12b-1, during the fiscal years ended August 31:

Fund	2009	2008	2007
SSgA Money Market Fund		$1,980,168	$1,899,024
SSgA US Government Money Market Fund		$582,162	$282,465
SSgA US Government Money Market Fund		$136,472	$133,751

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with standards of the Public Company Accounting Oversight Board (United States), and, pursuant to Rule 17f-2 of the 1940 Act, three security counts.  Deloitte Tax LLP is responsible for the review of the Funds’ federal tax returns. The mailing address of Deloitte & Touche LLP and Deloitte Tax LLP is 200 Berkeley Street, Boston, MA  02116.

LEGAL COUNSEL

Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds. Joseph P. Barri LLC, 259 Robbins Street, Milton, MA  02186, provides legal services to the Independent Trustees.

BROKERAGE PRACTICES AND COMMISSIONS

All portfolio transactions are placed on behalf of the SSgA Funds by the Adviser.  Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.  Ordinarily commissions are not charged on over the counter orders (i.e. debt securities and money market investments) because the Funds pay a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to the Funds.  When a Fund executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade.  Securities may be purchased from underwriters at prices that include underwriting fees.

The Advisory Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions provided the Adviser seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of the Adviser), the Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances).  The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to:  liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur.  The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser does not currently use the SSgA Funds’ assets for, or participate in, third party soft-dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services.  The Adviser does not “pay up” for the value of any such proprietary research. The Adviser may aggregate trades with clients of State Street Global Advisors, whose commission dollars are used to generate soft dollar credits.  Although the Adviser’s clients’ commissions are not used for third party soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the SSgA Funds’ procedures adopted in accordance with Rule 17e-1 of the 1940 Act.  The SSgA Funds have adopted procedures pursuant to Rule 12b-1(h) of the

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1940 Act that are reasonably designed to prevent the Adviser from directing brokerage in consideration of distribution of Funds shares.

With respect to brokerage commissions, if commissions are generated by a Fund, the Board reviews, at least annually, the commissions paid by a Fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a Fund.

Top 10 Brokers. During the fiscal year ended August 31, 2009 the Funds described in this Statement purchased securities issued by the following regular brokers or dealers, as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Fund’s ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Fund.  The following table shows the value of broker-dealer securities held and the commissions paid (if any) as of August 31, 2009:

SSgA Money Market Fund	Principal ($000)

SSgA US Government Money Market Fund	Principal ($000)

SSgA US Government Money Market Fund	Principal ($000)

The Funds described in this statement normally do not pay a stated brokerage commission on transactions.

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PRICING OF FUND SHARES

Shares of the SSgA Funds are offered without a sales commission by the Distributor to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. SSgA Money Market Fund determines the price per share once each business day as of the close of the regular trading session of the New York Stock Exchange (ordinarily 4 p.m. Eastern time). The SSgA US Government Money Market Fund determines the price per share once each business day, at 3 p.m. Eastern time. SSgA Tax Free Money Market Fund determines net asset value per share twice each business day at 12 noon Eastern time and as of the close of the regular trading session of the New York Stock Exchange (currently 4 p.m. Eastern time).

A business day is one on which the New York Stock Exchange is open. Pricing does not occur on non-business days.  Currently, the Fund is open every weekday except New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Memorial Day, Good Friday, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange may close early on certain days, such as Christmas Eve and New Year’s Eve and before certain other holidays.  Please contact your SSgA Funds account representative if you have questions on early Exchange closing times.

It is each Fund’s policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained.  In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, SSgA Money Market Funds use the amortized cost valuation method to value its portfolio instruments.  This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the market price of the security. Calculations are periodically made to compare the value of the Fund’s investments valued at amortized cost with market values. Market valuations are generally obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. In accordance with the Securities Valuation Procedures, in the event market quotations are not readily available for certain portfolio assets, for purposes of the market value comparison, the fair value of such portfolio assets will be determined by the Funds’ Oversight Committee (or, in some cases, the Board’s Valuation Committee). If a deviation of 1/2 of 1% or more were to occur between the NAV per share calculated by reference to market values and a Fund’s $1.00 per share NAV, or if there were any other deviation that the Board believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If the Fund’s NAV (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board might temporarily reduce or suspend dividend payments in an effort to maintain the NAV at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund’s NAV (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board might supplement dividends in an effort to maintain the NAV at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Funds’ NAV also may be processed on a confirmed basis.

For example, in periods of declining interest rates, the daily yield on a Fund’s shares computed by dividing the annualized daily income on a Fund’s portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Trustees have established procedures reasonably designed to stabilize the Fund’s price per share at $1.00.  These procedures include:  (1) the determination of the deviation from $1.00, if any, of a Fund’s net asset value using market values; (2) periodic review by the Trustees of the amount of and the methods used to calculate the deviation; and (3) maintenance of records of such determination.  The Trustees will promptly consider what action, if any, should be taken if such deviation exceeds 1/2 of one percent.

The SSgA Funds received an exemption from Section 18(f) of the 1940 Act, which enables it to redeem securities in kind. Therefore, a Fund may pay any portion of the redemption amount (in excess of $15 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.

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TAXES

The tax discussion in this document is only a summary of certain United States federal income tax issues generally affecting the Funds and their shareholders.  The following assumes any Fund shares will be capital assets in the hands of a shareholder.  Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax advisor. Each portfolio of the SSgA Funds intends to qualify each year as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a RIC, each Fund is generally not subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to shareholders.  The Board intends to distribute each year substantially all of the SSgA Funds’ net investment income and net capital gain.  It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.  If a Fund fails to qualify as a RIC for any taxable year, it will be subject to tax as a “C” corporation and may be limited in its ability to qualify as a RIC in the future.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and (3) certain undistributed amounts from the preceding calendar year.  For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such months will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares.

As of the date of this document, generally, the maximum stated U.S. federal income tax rate applicable to individuals is 35% for ordinary income and 15% for net long-term capital gain.  Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011.  It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation.  Additionally, a Fund may purchase bonds at market discount (i.e., bonds with a purchase price less then original issue price or adjusted issue price).  If such bonds are subsequently sold at a gain, then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, will be taxable to shareholders as ordinary income.

In addition to the strategies and investments described above, shareholders should be aware that other investments made by a Fund may involve complex tax rules that could result in income or gain recognition by the Fund without corresponding current cash receipts.  If noncash income is recognized by a Fund, the Fund may distribute cash derived from other sources so as to meet certain minimum distribution requirements.  A Fund could be required at times to liquidate investments prematurely in order to satisfy those minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Foreign shareholders should consult their tax advisors as to if and how the U.S. federal income tax and its withholding requirements applies to them.

Exempt Income.  Dividends attributable to tax-exempt obligations held by a Fund will qualify as “exempt-interest dividends,” and thus will be excludable from gross income by its shareholders, if the Fund satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under Section 103(a) of the Code; the Fund intends to satisfy this requirement.  The treatment of dividends from the Fund under local and state income tax laws may differ from the treatment thereof under the Code.

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If shares of a Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares.

Tax-exempt interest attributable to certain private activity bonds (“PABs”) (including, in the case of a RIC receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that RIC) is an item of tax preference for purposes of the alternative minimum tax.  Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to that tax without regard to whether the Fund’s tax-exempt interest was attributable to those bonds.

Entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by PABs or industrial development bonds (“IDBs”) should consult their tax advisors before purchasing shares of the Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax.  For these purposes, the term “substantial user” is defined generally to include a “non-exempt person” who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

A shareholder who receives Social Security or railroad retirement benefits should consult his tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of such benefits.  Generally, exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

If a Fund invests in any instrument that generates taxable income, under the circumstances described in the Prospectus, distributions of the interest earned thereon will be taxable to the Fund’s shareholders as ordinary income to the extent of the Fund’s earnings and profits.  Moreover, if a Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders.  There also may be collateral federal income tax consequences regarding the receipt of exempt-interest dividends by shareholders such as S corporations, financial institutions and property and casualty insurance companies.  A shareholder falling into any such category should consult its tax advisor concerning its investment in shares of the Fund.

As of August 31, 2009(1) the Funds had capital loss carryovers in the following amounts, which may be applied against any realized net taxable gains in each succeeding year or until the respective expiration dates as indicated below, whichever occurs first:

[Insert Applicable Chart](2)

CALCULATION OF PERFORMANCE DATA

The SSgA Funds compute average annual total return by using a standardized method of calculation required by the SEC.  Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one-year, five-year and ten-year periods (or life of the Fund as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

(1) Confirm.

(2) Or if no capital loss carryovers:

As of August 31, 2008, the Funds had no capital loss carryovers.

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where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return
	n =	number of years
	ERV =	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period (or fractional portion)

The calculation assumes that all dividends and distributions of the Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.  Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The current annualized yield of the Funds may be quoted in published material.  The yield is calculated daily based upon the seven days ending on the date of calculation (“base period”).  The yields are computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.  An effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7]-1

The yields quoted are not indicative of future results.  Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the Funds.  The following table shows each Fund’s current and effective yields for the seven-day period ended August 31, 2009:

Fund	Current Yield	Effective Yield
SSgA Money Market Fund
SSgA US Government Money Market Fund
SSgA US Government Money Market Fund

SSgA Tax Free Money Market Fund may also, from to time to time, utilize tax-equivalent yields.  The tax-equivalent yield is calculated by dividing that portion of the Fund’s yield (as calculated above) which is generated by tax-exempt income by one minus a stated tax rate and adding the quotient to that portion of the Fund’s yield, if any (as calculated above) that is generated by taxable income and gains.  The Fund may advertise tax-equivalency tables which compare tax-exempt yields to their equivalent taxable yields for relevant federal income tax brackets.

The yields quoted are based on historical earnings and are not indicative of future results.  Yields will depend on the type, quality, maturity, and interest rate of money market instruments held by the Fund. The following are the current and effective tax equivalent yields based on a tax rate of 35% for the seven-day period ended August 31, 2009:

SSgA US Government Money Market Fund	7-day
Tax Equivalent Current Yield
Tax Equivalent Effective Yield

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ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

The SSgA Funds will not hold an annual meeting of shareholders.  Special meetings may be convened:  (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board’s failure to honor the shareholders’ request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each Fund share has one vote.  There are no cumulative voting rights.  There is no annual meeting of shareholders, but special meetings may be held.  On any matter that affects only a particular investment Fund, only shareholders of that Fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement.

The Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees.  Fund shares are fully paid and nonassessable by the SSgA Funds and have no preemptive rights.

The SSgA Funds do not issue share certificates.  Instead, the Transfer Agent sends monthly statements to shareholders of the Fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts.  Each statement also sets forth the balance of shares held in the account.

The SSgA Funds are authorized to divide shares of any Fund into two or more classes of shares.  The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase Fund provisions and conditions under which any Fund may have separate voting rights or no voting rights.  Each class of shares is entitled to the same rights and privileges as all other classes of the Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund’s portfolio securities.  The SSgA Funds includes the Institutional Class (the original class of shares), and two additional classes of shares:  Class R (SSgA Bond Market Fund, SSgA Small Cap Fund, SSgA International Stock Selection Fund and SSgA Life Solutions Income and Growth Fund, SSgA Life Solutions Balanced Fund and SSgA Life Solutions Growth Fund) and Select Class (SSgA Emerging Markets Fund).

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA Funds shares are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Adviser from continuing to perform all or a part of the above services for its customers and/or the Fund.  If the Adviser were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services.  In such event, changes in the operation of the Fund may occur.  It is not expected by the Adviser that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY

The SSgA Funds have adopted the proxy voting policies of the Adviser.  The Adviser’s proxy voting policy is attached to this Statement.  You may obtain information regarding how the SSgA Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30: (1) without charge, upon request, by calling 1-800-997-7327; (2) on the Funds’ website at www.ssgafunds.com; and (3) on the SEC’s website at http://www.sec.gov.

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MASSACHUSETTS BUSINESS TRUST

Each individual Fund of the SSgA Funds is a series of a “Massachusetts business trust.” A copy of the SSgA Funds’ Master Trust Agreement is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Master Trust Agreement and the By-Laws of the SSgA Funds are designed to make the SSgA Funds similar in most respects to a Massachusetts business corporation. The principal distinctions between the two forms relate to shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Master Trust Agreement provides that the shareholders are not subject to any personal liability for the acts or obligations of the SSgA Funds and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the SSgA Funds contains a provision to the effect that the shareholders are not personally liable.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (1) tort claims, (2) contract claims where the provision referred to is omitted from the undertaking, (3) claims for taxes, and (4) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the SSgA Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the SSgA Funds. The Trustees intend to conduct the operations of the SSgA Funds in a way as to avoid, as far as possible, ultimate liability of the shareholders.

The Master Trust Agreement further provides that the name of the SSgA Funds refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the SSgA Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the SSgA Funds for any satisfaction of claims arising in connection with the affairs of the SSgA Funds. With the exceptions stated, the Trust’s Master Trust Agreement provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the SSgA Funds.

The SSgA Funds shall continue without limitation of time subject to the provisions in the Master Trust Agreement concerning termination by action of the shareholders and the Trustees upon notice to the shareholders.

FINANCIAL STATEMENTS

Each Fund’s financial statements as of and for the fiscal year ended August 31, 2009, appearing in the Funds’ 2009 Annual Report to Shareholders, and the reports thereon of Deloitte & Touche LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information.  For a more complete discussion of each Fund’s performance, please see the Funds’ Annual Reports to Shareholders, which may be obtained without charge by calling 1-800-647-7327 or through the Funds’ website at www.ssgafunds.com.

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DESCRIPTION OF SECURITIES RATINGS

Moody’s Investors Service, Inc. (“Moody’s”)

Long-Term Debt Ratings.

·                  Aaa — Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

·                  Aa — Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

·                  A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

·                  Baa — Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

The two highest ratings of Moody’s for tax-exempt and corporate bonds are Aaa and Aa.  Tax-exempt and corporate bonds rated Aaa are judged to be of the “best quality.”  The rating of Aa is assigned to bonds which are of “high quality by all standards.”  Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger.  Moody’s may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category. Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a “con” indicating the bonds are rated conditionally.  Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.  In addition, Moody’s has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

Ratings of Tax-Exempt Notes and Short-Term Municipal Loans. Moody’s ratings for state and municipal notes and other short-term obligations are designated Moody’s Investment Grade (“MIG”).

MIG-1/VMIG-1 — Securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from superior liquidity support or established and broad-based access to the market for refinancing, or both.

MIG-2/VMIG-2 —  Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

Commercial Paper. Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

1.               Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

·                  Leading market positions in well-established industries.

·                  High rates of return on funds employed.

·                  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

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·                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

·                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

2.               Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

3.               Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Corporation (“S&P”)

Long-Term Debt Ratings. The ratings are based, in varying degrees, on the following considerations:  (1) The likelihood of default — capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

·                  AAA — Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

·                  AA — Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

·                  A — Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

·                  BBB — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA.  Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal.  Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree.  The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

The foregoing ratings are sometimes followed by a “p” indicating that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

Tax-Exempt Notes and Short-Term Municipal Loans.

·                  SP-1 — Short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest.  Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation.

·                  SP-2 — Issues rated SP-2 have satisfactory capacity to pay principal and interest.

Commercial Paper. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

·                  A-1 — This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

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·                  A-2 — Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Investors Service, Inc. (“Fitch”)

Commercial Paper. Commercial paper rated by Fitch reflects Fitch’s current appraisal of the degree of assurance of timely payment of such debt.  An appraisal results in the rating of an issuer’s paper as F-1, F-2, F-3, or F-4.

·                  F-1 — The highest rating of Fitch for short-term securities encompasses both the F-1+ and F-1 ratings.  F-1+ securities possess exceptionally strong credit quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.  F-1 securities possess very strong credit quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

·                  F-2 — F-2 securities possess good credit quality and have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.

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PROXY VOTING POLICY

Introduction

SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients.  This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security.  Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies.  FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.  The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team.  FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:

1)              describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)              provides the client with this written proxy policy, upon request;

3)              discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)              matches proxies received with holdings as of record date;

5)              reconciles holdings as of record date and rectifies any discrepancies;

6)              generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)              documents the reason(s) for voting for all non-routine items; and

8)              keeps records of such proxy voting available for inspection by the client or governmental agencies.

Process

The SSgA Corporate Governance Team is comprised of corporate governance professionals and governance analysts. The responsibilities of the SSgA Corporate Governance Team include corporate governance research and analysis across domestic and global investment strategies, with oversight of all governance and proxy voting processing on SSgA discretionary portfolios.. In addition, the Corporate Governance Team assumes responsibility for voting decisions on certain case-by-case items, informal commencement of engagement activities for the purposes of advocating SSgA positions on various governance issues, and the research and analysis of all governance related issues impacting shareholder value. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. (“RMG”), a firm with expertise in the proxy voting and corporate governance fields.  RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments.  This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal.  To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed.  This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions.  If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting.  On issues

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that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters.  The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy.  The Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)                                    proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)                                 proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

The Governance Team identifies these proxies using a number of methods, including but not limited to in house governance research, notifications from RMG and other third party research providers, concerns of clients or issuers, review by Governance Team analysts, and questions from consultants.  The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources.  If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision.  In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients.  As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio’s holdings.  With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies.  The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG that are deemed highly significant, the issue is referred to the Chairman of the Investment Committee for a determination of the proxy vote.  The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under “Potential Conflicts”).  If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed.  If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients.  At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest.  However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy.  The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines.  However, FM also endeavors to show sensitivity to local market practices when voting these proxies. This may lead to contrasting votes to the extent that local practices around items requiring shareholder approval differ from market to market. For example, in certain non-US markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice.  FM votes in all markets where it is feasible to do so.  Note that certain custodians utilized by our clients do not offer proxy voting in every non-US jurisdiction.  In such a case, FM will be unable to vote such a proxy.

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Voting

For most issues and in most circumstances, we abide by the following general guidelines.  However, it is important to remember that these are simply guidelines.  As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I.                                         Generally, FM votes for the following ballot items:

Board of Directors

·                  Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer.

·                  Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry.  In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

·                  Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

·                  Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

·                  The establishment of annual elections of the board of directors unless the board is comprised of a supermajority of independent directors, including wholly independent board committees, and the company does not have a shareholder rights plan (poison pill)

·                  Mandates requiring a majority of independent directors on the Board of Directors

·                  Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

·                  Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

·                  Elimination of cumulative voting

·                  Establishment of confidential voting

·                  Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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Auditors

·                  Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

·                  Auditors’ compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

·                  Discharge of auditors*

·                  Approval of financial statements, auditor reports and allocation of income

·                  Requirements that auditors attend the annual meeting of shareholders

·                  Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

·                  Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

·                  Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

·                  Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

·                  Capitalization changes which eliminate other classes of stock and/or unequal voting rights

·                  Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

·                  Elimination of pre-emptive rights for share issuance of less than a certain  percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

·                  Elimination of shareholder rights plans (“poison pill”)

·                  Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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·                  Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

·                  Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)

·                  Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

·                  Stock purchase plans with an exercise price of not less that 85% of fair market value

·                  Stock option plans which are incentive based and not excessively dilutive.  In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count.  We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

·                  Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

·                  Expansions to reporting of financial or compensation-related information, within reason

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

·                  Remuneration policies that are judged to be in-line with local market practices.

Routine Business Items

·                  General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

·                  Change in Corporation Name

·                  Mandates that amendments to bylaws or charters have shareholder approval

Other

·                  Adoption of anti-”greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

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·                  Repeals or prohibitions of “greenmail” provisions

·                  “Opting-out” of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

·                  Establishment of classified boards of directors, unless 80% of the board is independent and the company does not have shareholder rights plan (poison pill),

·                  Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

·                  Limits to tenure of directors

·                  Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

·                  Restoration of cumulative voting in the election of directors

·                  Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director  provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer

·                  The elimination of shareholders’ right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).

·                  Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy

·                  Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

·                  Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

·                  (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

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·                  (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

·                  Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

·                  Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

·                  Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

·                  Adjournment of Meeting to Solicit Additional Votes

·                  Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”)

Executive Compensation/Equity Compensation

·                  Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

·                  Retirement bonuses for non-executive directors and auditors

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

·                  Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

·                  Reincorporation in a location which has more stringent anti-takeover and related provisions

·                  Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

·                  Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

·                  Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

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·                  Proposals which require inappropriate endorsements or corporate actions

·                  Proposals asking companies to adopt full tenure holding periods for their executives

III.                                 FM evaluates Mergers and Acquisitions on a case-by-case basis.  Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders.  However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

·                  Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

·                  Against offers when we believe that  reasonable prospects exist for an enhanced bid or other bidders

·                  Against offers where, at the time of voting, the current market price of the security exceeds the bid price

·                  For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

·                  For offers made at a premium where no other higher bidder exists

Protecting Shareholder Value

We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.  However, we use each piece of information we receive — whether from clients, consultants, the media, the issuer, RMG or other sources — as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients.  We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

FM regularly engages with companies to discuss a variety of corporate governance issues, with the goal of obtaining insight on the principles and practices that drive our voting decisions.  Through our discussions with boards and management, we seek to strengthen the quality of corporate governance, as a means to protect and enhance shareholder value. During our discussions, we focus on the attributes and practices that we believe enhance our clients’ returns.

In addition to tracking lists provided by third party advisory firms, the Governance Team screens for underperforming issuers that may trigger a deeper review of company governance profiles and practices.  The Governance Team, along with the Proxy Review Committee when necessary, will monitor and perform case-by-case analyses of companies identified through these screens.

As an active shareholder, FM’s role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize

43

the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder.  We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate.  To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns.  Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest.  As a fiduciary to its clients, FM takes these potential conflicts very seriously  While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take.  Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process:  customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists.  (These lists are updated quarterly.)  If the issuer’s name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the SSgA Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client.    In such situations, the SSgA Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy.  The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:

1)              FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)              a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)              a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

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4)              a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)              a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.

Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

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Filed pursuant to Rule 485(a)

File Nos. 33-19229; 811-5430

SSgA FUNDS

State Street Financial Center

One Lincoln Street

Boston, Massachusetts  02111-2900

1-800-997-7327

www.ssgafunds.com

STATEMENT OF ADDITIONAL INFORMATION

S&P 500 INDEX FUND

DECEMBER     , 2009

This Statement of Additional Information (“Statement”) is not a Prospectus but should be read in conjunction with the Funds’ current Prospectus dated December     , 2009.  This Statement describes the SSgA Funds generally and provides additional information about the Funds listed above. To obtain, without charge, the Prospectus or the most recent Annual Report to Shareholders, which contains the Funds’ financial statements incorporated herein by reference, please call 1-800-647-7327. You may also obtain the Prospectus or Annual Report through the SSgA Funds’ website at www.ssgafunds.com.  Capitalized terms used in this Statement and not otherwise defined have the meanings assigned to them in the Prospectus.

1

HISTORY	3

DESCRIPTION OF INVESTMENTS AND RISKS	3

INVESTMENT STRATEGIES	3
DERIVATIVES, HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES	6
SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS	9
INVESTMENT RESTRICTIONS	10
TEMPORARY DEFENSIVE POSITION	11
PORTFOLIO TURNOVER	11

MANAGEMENT OF THE FUND	12

BOARD OF TRUSTEES AND OFFICERS	12
COMPENSATION	17
EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008	18
TRUSTEES AND OFFICERS OF THE MASTER FUNDS	18
CONTROLLING AND PRINCIPAL SHAREHOLDERS	21

INVESTMENT ADVISORY AND OTHER SERVICES	21

ADVISOR	21
PORTFOLIO MANAGERS	22
ADMINISTRATOR	23
CUSTODIAN	24
TRANSFER AND DIVIDEND PAYING AGENT	25
DISTRIBUTOR	25
CODE OF ETHICS	25
DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS	26
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	27
LEGAL COUNSEL	27

BROKERAGE PRACTICES AND COMMISSIONS	27

PRICING OF FUND SHARES	28

TAXES	29

CALCULATION OF PERFORMANCE DATA	31

ADDITIONAL INFORMATION	32

SHAREHOLDER MEETINGS	32
CAPITALIZATION AND VOTING	32
FEDERAL LAW AFFECTING STATE STREET	33
PROXY VOTING POLICY	33
MASSACHUSETTS BUSINESS TRUST	33

FINANCIAL STATEMENTS	34

DESCRIPTION OF SECURITIES RATINGS	35

PROXY VOTING POLICY	38

2

HISTORY

The SSgA Funds is a single legal entity organized on October 3, 1987 as a Massachusetts business trust, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the “Master Trust Agreement”).

Effective June 1, 2000, the SSgA S&P 500 Index Fund may invest substantially all of its investable assets in an investment company with substantially the same investment objectives, policies and restrictions as the Fund.  In this structure, the Fund is a “feeder” fund that invests exclusively in a corresponding “master” portfolio with identical investment objectives.  The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio’s expenses in proportion to their assets.

DESCRIPTION OF INVESTMENTS AND RISKS

The SSgA Funds is registered with the Securities and Exchange Commission (the “SEC”) as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The SSgA Funds operates distinct investment portfolios referred to individually as a “Fund” or collectively as the “Funds”. SSgA Funds offers shares of beneficial interest in the Funds as described in the applicable Prospectuses.  Other than the SSgA Tuckerman Active REIT Fund, each of the Funds is diversified as provided by the 1940 Act. Under the 1940 Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities of any single issuer limited to 5% or less of each of the Fund’s total assets, and to not more than 10% of the outstanding voting securities of such issuer.

INVESTMENT STRATEGIES

(a)           To the extent consistent with its investment objective and restrictions, the Fund may invest in the following instruments and use the following investment techniques:

US Government Obligations.  The types of US Government obligations in which each Fund may at times invest include:  (1) A variety of US Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by US Government agencies and instrumentalities which are supported by any of the following:  (a) the full faith and credit of the US Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US Government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are:  Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export—Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association).  No assurance can be given that in the future the US Government will provide financial support to such US Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.  Each Fund may purchase US Government obligations on a forward commitment basis.

Since September 2008, Fannie Mae and Freddie Mac (together, the “GSEs”) have been placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”).  The US Treasury, FHFA and the Federal Reserve have taken the steps to support the conservatorship.  No assurance can be given that those initiatives with respect to the debt and mortgage-backed securities issued by the GSEs and acquired by any of the funds will be successful.

Repurchase Agreements.  A Fund enters into repurchase agreements with banks and other financial institutions, such as broker-dealers.  Under repurchase agreements, these parties sell securities to a Fund and agree to repurchase the securities at the Fund’s cost plus interest within a specified time.  In substance, a repurchase agreement is a loan for which the Fund receives securities as collateral.  Under a repurchase agreement, a Fund purchases securities from a financial institution that agrees to repurchase the securities at the original purchase price plus interest within a specified time. The securities purchased by each Fund have a total value in excess of the purchase price paid by the Fund and are held by the Custodian or another Board-approved custodian bank until repurchased.  Repurchase agreements assist the Fund in being invested fully while retaining “overnight” flexibility in pursuit of investments of a longer-term nature.  Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser continually monitors and considers satisfactory.  If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement.

3

In addition, in the event of a bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a Fund’s shareholders.

Reverse Repurchase Agreements.  Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes.  A Fund may enter into reverse repurchase agreements with respect to portfolio securities in accordance with its investment restrictions. Under a reverse repurchase agreement, a Fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date by repaying the cash with interest.  The Fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions.  Cash or liquid high quality debt obligations from a Fund’s portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Custodian on the Fund’s records while a reverse repurchase agreement is in effect.  Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities.  Reverse repurchase agreements may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage the Fund.

If the other party or “seller” defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s cost associated with delay and enforcement of the repurchase agreement.  In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is not enforceable.

Forward Commitments.  A forward commitment is a contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests.  A Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale.  When effecting such transactions, cash or liquid high quality debt obligations held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

When-Issued Transactions.  New issues of securities are often offered on a when-issued basis.  This means that delivery and payment for the securities normally will take place several days after the date the buyer commits to purchase them.  The payment obligation and the interest rate that will be received on securities purchased on a when-issued basis are each fixed at the time the buyer enters into the commitment.

A Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy.  Cash or marketable high quality debt securities equal to the amount of the above commitments will be segregated on the Fund’s records.  For the purpose of determining the adequacy of these securities the segregated securities will be valued at market.  If the market value of such securities declines, additional cash or securities will be segregated on the Fund’s records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund.  No Fund will invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public’s perception of changes in the level of interest rates.  Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise.  Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a “when-issued” basis, there will be a greater possibility of fluctuation in a Fund’s net asset value.

When payment for when-issued securities is due, a Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation).  The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to federal income taxes.

The Fund will also sell when-issued securities in order to match the benchmark treatment of such securities.

Illiquid Securities. A Fund may not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable.  These securities include repurchase agreements that have a maturity of longer than seven days, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in

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excess of seven days unless the Adviser determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and guaranteed investment contracts; participation interests; floating and variable rate demand obligations; and tender option bonds as to which the Fund cannot exercise a demand feature in seven or fewer days or for which there is no secondary market.  Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Trustees. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Variable Amount Master Demand Notes.  Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated.  These instruments are issued pursuant to written agreements between their issuers and holders.  The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations.  Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.  There is no active secondary market with respect to a particular variable rate instrument.

Section 4(2) Commercial Paper.  The Fund may invest in commercial paper issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“Section 4(2) paper”).  Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to investors who agree that they are purchasing the paper for an investment and not with a view to public distribution.  Any resale by the purchaser must be in an exempt transaction.  Section 4(2) paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity.  Pursuant to guidelines established by the Board of Trustees, the Adviser may determine that Section 4(2) paper is liquid for the purposes of complying with a Fund’s investment restriction relating to investments in illiquid securities.

American Depository Receipts (ADRs).  ADRs may be purchased by a Fund under certain circumstances as an alternative to directly investing in foreign securities.  Generally, ADRs, in registered form, are designed for use in the US securities markets.  ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in a foreign issuer’s stock, a Fund can minimize currency risks during the settlement period for either purchases or sales.  In general, there is a large liquid market in the US for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject.

The ADRs chosen for investment by SSgA S&P 500 Index Fund will be constituents of the S&P 500 Index.

Equity Swaps.  Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset.  In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset.  Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Adviser deems creditworthy.  The Adviser will allow the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the SSgA Funds’ repurchase agreement guidelines.  Swap agreements bear the risk that a Fund will not be able to meet its obligation to the counterparty.  This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return.

Total Rate of Return Swaps.  The Fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if they had invested directly in an instrument that yielded that desired return.  The Adviser will cause the Funds to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the SSgA Funds’ repurchase agreement guidelines.

Interfund Lending.  In accordance with an SEC Order, the Funds may participate in a joint lending and borrowing facility (the “Credit Facility”).  The Funds may borrow money from SSgA Money Market Fund for temporary purposes.  All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations.  SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves.  The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans.  Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days.  Loans may be called on one business day’s

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notice.  A participating Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.  Any delay in repayment to SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

Purchase of Other Investment Company Funds.  A Fund may seek to achieve its investment objective by investing in the shares of certain other investment companies, or exchange traded funds registered as investment companies, that have substantially similar investment objectives and policies.  Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which a Fund may invest in another investment company may be limited. With respect to investments in other mutual funds, pursuant to an SEC Order, the amount of securities of underlying mutual funds that a Fund may hold may exceed the limitations in the 1940 Act, provided that certain conditions are met. The conditions are intended to address certain abuses perceived to be associated with a “fund-of-funds,” including unnecessary costs (such as sales loads, advisory fees that may be borne by a Fund and administrative costs), and undue influence by a fund-of-funds over the underlying fund. The conditions apply only when a Fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

Real Estate Securities.  Real estate securities are Real Estate Investment Trusts or securities of publicly traded real estate companies and real estate-related industry companies.  The real estate securities chosen for investment by SSgA S&P 500 Index Fund will be constituents of the S&P 500 Index. In addition to real estate investment trusts, real estate industry companies may include: brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber producers and hotel and entertainment companies.

(b)           Description of Benchmark Index. The following is a descriptions of index against which the Fund measures its performance.

The S&P 500® Index.  The S&P 500 Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation (“Standard & Poor’s”) to best capture the price performance of a large cross-section of the US publicly traded stock market.  The Index is structured to approximate the general distribution of industries in the US economy.  The inclusion of a stock in the S&P 500 Index in no way implies that Standard & Poor’s believes the stock to be an attractive investment, nor is Standard & Poor’s a sponsor or in any way affiliated with the Fund.  The 500 securities, most of which trade on the New York Stock Exchange, represent approximately 75% of the market value of all US common stocks.  Each stock in the S&P 500 Index is weighted by its float adjusted capitalization.  Component stocks included in the S&P 500 Index are chosen with the aim of achieving a distribution at the index level representative of the various components of the US gross national product and therefore do not represent the 500 largest companies.  Aggregate market value and trading activity are also considered in the selection process.  A limited percentage of the Index may include foreign securities.

DERIVATIVES, HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The Fund described in this Statement may use derivative instruments, among other things, to hedge against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, and options on futures.  The Funds have authority to write (sell) covered call and put options on portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures and may enter into such options and futures transactions either on exchanges or in the over-the-counter (OTC) markets.  Although certain risks are involved in options and futures transactions, the Adviser believes that, because a Fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of a Fund will not subject it to the risks frequently associated with the speculative use of options and futures transactions.  The Fund may also choose to use futures to generate exposure to securities or markets more efficiently than through direct investment in a security or group of securities.  There can be no assurance that the use of derivatives or hedging transactions will be effective.

Options on Securities and Securities Indices.  The Fund may write and purchase covered put and call options on securities in which it may directly invest.  Option transactions of the Fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund’s total assets.  Further, the Fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund’s total assets.

The Fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market.  Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash.  A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash

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an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

A Fund’s transactions, if any, in options involve additional risk of loss.  Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions.  The use of these management techniques also involves the risk of loss if the Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices.

Writing Covered Call Options.  The Fund is authorized to write (sell) covered call options on the securities in which they may invest and to enter into closing purchase transactions with respect to such options.  Writing a call option obligates a Fund to sell or deliver the option’s underlying security, in return for the strike price, upon exercise of the option.  By writing a call option, the Fund receives an option premium from the purchaser of the call option.  Writing covered call options is generally a profitable strategy if prices remain the same or fall.  Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline.  By writing covered call options, however, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.  In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Writing Covered Put Options.  The Fund is authorized to write (sell) covered put options on their portfolio securities and to enter into closing transactions with respect to such options.

When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it.  The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price.  If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The Fund may write put options as an alternative to purchasing actual securities.  If security prices rise, a Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the Fund would expect to suffer a loss.  This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Purchasing Put Options.  The Fund is authorized to purchase put options to hedge against a decline in the market value of their portfolio securities.  By buying a put option a Fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the Funds’ risk of loss through a decline in the market value of the security until the put option expires.  The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the Fund for the put option and any related transaction costs.  Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.  A closing sale transaction cancels out the Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased.  The Funds will not purchase put options on securities (including stock index options) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by a Fund would exceed 5% of the market value of its total assets.

Purchasing Call Options.  The Fund is also authorized to purchase call options.  The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price (call options on futures contracts are settled by purchasing the underlying futures contract).  A Fund will purchase call options only in connection with “closing purchase transactions.” The Fund will not purchase call options on securities (including stock index options) if as a result of such purchase the aggregate cost of all outstanding options on securities held by a Fund would exceed 5% of the market value of its total assets.

Interest Rate and Financial Futures and Options.  The Funds may invest in interest rate futures contracts, futures contracts, and options thereon that are traded on a US exchange or board of trade, as specified in the Prospectuses. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument (such as GNMA certificates or Treasury bonds) or the cash value of an index at a specified price at a future date. A futures contract on an index is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation

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assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering interest rates, several indexes and a number of financial instruments.

The Funds may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a US exchange, board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is “covered” or if the Fund at all times maintains with the Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is “covered.”

Restrictions on the Use of Futures Transactions.  The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received.  Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker.  This amount is known as “initial margin” and represents a “good faith” deposit assuring the performance of both the purchaser and seller under the futures contract.  Subsequent payments to and from the broker, called “variation margin,” are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as “marking to market.”  At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract.  A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain.  In addition, a nominal commission is paid on each completed sale transaction.

Risk Factors in Options, Futures and Forward Transactions.  The use of options and futures involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities which are the subject of the hedge.  If the price of the options or futures moves more or less than the price of hedged securities, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge.  The successful use of options and futures also depends on Advisor’s ability to correctly predict price movements in the market involved in a particular options or futures transaction.  To compensate for imperfect correlations, the Fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts.  Conversely, the Fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts.  The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches.  Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the Fund cannot terminate by exercise.  In general, options whose strike prices are close to their underlying instruments’ current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.  When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated by the Custodian on the Fund’s records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause a Fund to miss an advantageous price or yield.  Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

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The Fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Adviser believes the Fund can receive on each business day at least two independent bids or offers.  However, there can be no assurance that a liquid secondary market will exist at any specific time.  Thus, it may not be possible to close an options or futures position.  The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge its portfolio.  There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option. To the extent that the Fund uses futures, options or forward instruments to gain direct exposure to a security or market, the use of such instruments could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses.

The exchanges on which options on portfolio securities are traded have generally established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers).  “Trading limits” are imposed on the maximum number of contracts which any person may trade on a particular trading day.

Certain Regulatory Aspects of Use of Futures and Options on Futures. The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and, therefore, is not subject to registration or regulation as a pool operator under the CEA.

SELECTIVE DISCLOSURE OF THE SSGA FUNDS’ PORTFOLIO HOLDINGS

The SSgA Funds maintain portfolio holdings disclosure policies (“Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. The Disclosure Policies have been approved by the Board of Trustees. Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Funds will also make complete portfolio holdings available generally no later than 60 calendar days after the end of the Funds’ fiscal quarter on their website at www.ssgafunds.com.  Quarterly reports will remain on the site until the next quarter’s quarterly reports are posted.

The Disclosure Policies provide that no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party or shareholder, both individual and institutional, except as provided in the Disclosure Policies. The Disclosure Policies require that any non-public disclosure of the Funds’ portfolio holdings to any party, including any shareholder, may only be made if limited exceptions contained in the Disclosure Policies are satisfied. These exceptions are noted below:

a)              The Disclosure Policies permit disclosure of non-public Funds portfolio holdings to any party if that party has signed a written confidentiality agreement that is in form and substance acceptable to, and approved by, the Funds’ officers.  Fund officers may determine what parties to provide such information to, but will report such disclosures, including the form of the confidentiality agreement, at regular Board of Trustees meetings.   No compensation or other consideration is paid as a part of any such arrangement.

b)             The Disclosure Polices permit the disclosure of any and all portfolio information to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Adviser, Sub-Advisor, the Trustees, the directors of the Adviser, the Funds’ Custodian, Distributor, Transfer Agent, Administrator, Independent Accountants, Funds counsel, and each of their respective affiliates and advisors, so long as the disclosure is subject to duties of confidentiality imposed by law and/or contract as determined by the Funds’ officers.   The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

c)              The Disclosure Policies permit disclosure to numerous mutual Fund evaluation services (such as Morningstar and Lipper) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes.  These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.  In order to facilitate the review of the Funds by these services and departments, the Disclosure Policies provide that the Funds may distribute (or authorize the Administrator, Advisor, Sub-Advisor and the Funds’ Custodian or Fund accountants to distribute) periodic portfolio holdings to such services and departments.  If the disclosure of portfolio holding information to any service or department is prior to the public disclosure of this information, the Disclosure Policies require that the service or department enter into a written obligation of

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confidentiality, approved by a Fund officer.  No compensation or other consideration is paid as a part of any such arrangement.

d)             The Disclosure Policies permit the Adviser’s trading desk to periodically distribute lists of investments held by its clients (including the Funds) for general analytical research purposes.  The Disclosure Policies allow this type of disclosure provided that those lists do not identify individual clients or individual client position sizes and that for equity securities, those lists do not show aggregate client position sizes. The Codes of Ethics of such service providers prohibit the use of such information for trading purposes and violations of such codes must be reported to the Funds’ Chief Compliance Officer.  No compensation or other consideration is paid as a part of any such arrangement.

e)              The Disclosure Policies permit the disclosure of portfolio holdings information as may be required by applicable law.

The Disclosure Policies permit portfolio managers and other senior officers or spokespersons of the Administrator, Advisor, Sub-Advisor or the Funds to disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the Disclosure Policies.  For example, a portfolio manager discussing a Fund may indicate that he owns XYZ company for the Fund only if the Fund’s ownership of such company has previously been publicly disclosed.

In determining whether non-public holdings information should be provided to any party in compliance with the Disclosure Policies, Fund officers will consider, among other things, the requesting parties need for such information and whether providing such information is in the best interests of shareholders.  In the event of a conflict, a Fund officer will present information to the Board for their consideration.

The Funds’ Board of Trustees, the Administrator, the Adviser or the Sub-Advisor may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Disclosure Policies.  The Disclosure Policies will be reviewed and tested by the Funds’ Chief Compliance Officer.

The Disclosure Policies may not be waived, or exceptions made, without the consent of a Fund officer.  All waivers and exceptions of the Disclosure Policies involving the Funds must be disclosed to the Board of Trustees of the Funds no later than its next regularly scheduled quarterly meeting.

The Disclosure Policies are intended to ensure compliance by the Funds’ Administrator, Advisor, Sub-Advisor and the Funds with applicable regulations of the federal securities laws, including the 1940 Act and the Investment Advisers Act of 1940, as amended.  It is the policy of the Administrator, Advisor and Sub-Advisor to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Funds.

INVESTMENT RESTRICTIONS

The Fund is subject to the following investment restrictions. Restrictions 1 through 10 are fundamental and restrictions 11 through 13 are non-fundamental. A non-fundamental restriction may be changed by a vote of the Board of Trustees without shareholder approval.  A fundamental restriction may only be changed by a vote of a “majority of the outstanding voting securities” of the Fund.  A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. Unless otherwise noted, these restrictions apply at the time an investment is made.

1.               The Fund will not invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the US Government, its agencies and instrumentalities). Concentration may occur as a result of changes in the market value of portfolio securities, but may not result from investment. Notwithstanding the foregoing general restrictions, the Fund will concentrate in particular industries to the extent its underlying index concentrates in those industries.

2.               The Fund will not borrow more than 33-1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings).

3.               With respect to 75% of its total assets, the Fund will not invest in securities of any one issuer (other than securities issued by the US Government, its agencies, and instrumentalities), if immediately after and as a result of such investment (i) the current market value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s assets or (ii) the Fund holds more than 10% of the voting securities of the issuer.

4.               The Fund will not make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which

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are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. A Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33-1/3% of the value of the Fund’s total assets.

5.               The Fund will not purchase or sell commodities or commodity futures contracts except that the Fund may enter into futures contracts and options thereon for hedging purposes, including protecting the price or interest rate of a security that the Fund intends to buy and which relate to securities in which the Fund may directly invest and indices comprised of such securities, and may purchase and write call and put options on such contracts.

6.               The Fund will not purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

7.               The Fund will not engage in the business of underwriting securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restrictions on disposition.

8.               The Fund will not issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

9.               The Fund will not purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisers and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

10.         Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or part of its investable assets in a management investment company with substantially the same investment objective, policies and restrictions as the Fund.

11.         The Fund will not invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund’s shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act.  These investment companies may charge management fees which shall be borne by the Fund.

12.         The Fund will not invest more than 15% of its net assets in the aggregate in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration.

13.         The Fund will not make investments for the purpose of gaining control of an issuer’s management.

With respect to the industry concentration outlined in Investment Restriction No. 1, the Adviser treats US domestic banks and foreign branches of US banks as a separate industry from foreign banks.  To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.  If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

TEMPORARY DEFENSIVE POSITION

From time to time, a Fund may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions.  Temporary defensive positions may be taken, for example, to preserve capital or if the Fund is unable to pursue its investment strategies or acquire the types of securities in which it normally invests.  Temporary defensive positions will be in high-quality fixed income securities, cash or cash equivalents.  These positions include, but are not limited to: (1) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; (2) commercial paper, bank certificates of deposit, bankers’ acceptances and time deposits; (3)  repurchase agreements; or (4) uninvested cash, some or all of which may be held in a non-interest bearing demand deposit account at the Fund’s affiliated custodian.  The Advisor or Sub-Advisor has discretion in determining: (i) whether taking a temporary defensive position is appropriate for a Fund at a particular time, and (ii) the types of instruments that a Fund will hold in taking a temporary defensive position.

When taking a temporary defensive position, a Fund may not achieve its investment objective.

PORTFOLIO TURNOVER

The Fund buys securities and holds them until the index changes or deletes the securities. Except as otherwise stated in a Fund’s Prospectus or this Statement, the Adviser’s sell discipline for each Fund’s investment in securities is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Adviser in determining the appropriate investment horizon.  Therefore, the Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, such as to cover redemptions, appears advisable.

Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by a Fund during the year.  For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded.  A high turnover rate (over 100%) will:  (1) increase transaction expenses which will adversely affect a Fund’s performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains. To the extent any realized gains are short-term capital gains, they will generally be taxed at ordinary income rates.  The payment of any taxes will impact a shareholder’s net return from holding an interest in a Fund.

The Fund had the following portfolio turnover rates during the last three fiscal years ended August 31:

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2009	2008	2007
	13%	12%

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of the Funds and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called “Investment Advisory and Other Services.”). The Trustees hold office for the life of the SSgA Funds.  A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of SSgA Funds shares or by a vote of a majority of the Trustees.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding.  A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.  The Trustees who are not “interested persons” of the SSgA Funds (the “Independent Trustees”) shall be eligible to serve as Chairman of the Board for a two-year term on a rotating basis. The officers, all of whom are elected annually by the Board of Trustees and employed by either the Administrator or the Adviser or their affiliates, are responsible for the day-to-day management and administration of the SSgA Funds’ operations. For the fiscal year ended August 31, 2009 the Board of Trustees held 13 meetings (including one meeting of the Independent Trustees).

Committees of the Board of Trustees.  There are four standing committees of the Board of Trustees:

·                  The Audit Committee’s primary functions are to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors’ specific representations as to their independence; meet with the Funds’ independent auditors, including private meetings, as necessary to: (i) review the arrangements for and scope of the annual audit and any special audits; (ii) discuss any matters of concern relating to the Funds’ financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) consider the auditors’ comments with respect to the Funds’ financial policies, procedures and internal accounting controls and management’s responses thereto; (iv) review the form of opinion the auditors propose to render to the Board and shareholders; (v) consider the effect upon the SSgA Funds of any changes in accounting principles or practices proposed by management or the auditors; (vi) review the fees charged by the auditors for audit and non-audit services; (vii) investigate improprieties or suspected improprieties in Fund operations; (viii) pre-approve Fund audit services and associated fees; (ix) pre-approve non-audit services provided to the Fund and to the Funds’ Adviser or service affiliates (entities that are affiliated with the Funds’ investment advisor and provide ongoing services to the Funds) where the services have a direct impact on the operations of financial reporting of the Fund; (x) receive and consider, prior to the filing of an audit report with the SEC, reports from the Funds’ independent auditor regarding their audit; (xi) receive and consider reports from Fund management of any significant deficiencies in the design or operation of the Funds’ internal controls; (xii)  report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and (xiii) perform such other functions consistent with the Audit Committee Charter, the SSgA Funds’ By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate. The Audit Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Audit Committee held 5 meetings.

·                  The Valuation Committee’s primary purpose is to make fair value determinations as set forth in the SSgA Funds’ Securities Valuation Procedures.  The SSgA Funds have established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (“State Street”) and SSgA Funds Management, Inc.  The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting. The Valuation Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009, the Valuation Committee held 15 meetings.

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·                  The primary function of the Governance Committee and the Nominating Sub-Committee is to review and evaluate the composition and performance of the Board and make nominations for membership on all Board committees and review the responsibilities of each committee; and to review governance procedures, compensation of Independent Trustees, and independence of outside counsel to the Trustees.  The Nominating Committee will not consider nominees recommended by securities holders.  The Governance Committee consists of all of the Independent Trustees.  For the fiscal year ended August 31, 2009 the Governance Committee held 3 meetings.

·                  The primary functions of the Qualified Legal and Compliance Committee (the “QLCC”) are to receive quarterly reports from the SSgA Funds’ Chief Compliance Officer; to oversee generally the SSgA Funds’ responses to regulatory inquiries; and to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the SSgA Funds, its officers or the Trustees. The QLCC consists of all of the Independent Trustees.  During the fiscal year ended August 31, 2009, the QLCC held 4 meetings.

The following lists the SSgA Funds’ Trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and, with respect to the Trustees, other directorships held during the past five years.

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Independent Trustee Lynn L. Anderson Born April 22, 1939 909 A Street Tacoma, WA 98402	· Member, Board of Trustees (Chairman of the Board from 1988 to December 2008) · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Until December 2008, Director, Russell Trust Company; and · Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies) (Retired).	21

Interested Trustee Diane Glossman Born State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Trustee since September 2009	· [EXPERIENCE]	[21]

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Interested Trustee Shawn C.D. Johnson Born March 3, 1963 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Trustee since November 2008	· 2003 to Present, Senior Managing Director; Chairman, SSgA Investment Committee, State Street Global Advisors; · 2006 to Present, Trustee, Berea College; and · 2008 to Present, Chairman, Financial Service Sector Coordinating Counsel.	21

Independent Trustee William L. Marshall Born December 12, 1942 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Chairman, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); · Certified Financial Planner and Member, Financial Planners Association; and · Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	21

Independent Trustee Steven J. Mastrovich Born November 3, 1956 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC	· Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	21

Independent Trustee Patrick J. Riley Born November 30, 1948 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Independent Chairman of the Board since January 2009 · Member (ex officio), Audit Committee · Member (ex officio), Governance Committee · Member (ex officio), Valuation Committee · Member (ex officio), QLCC	· 2003 to December 2008, Associate Justice, Commonwealth of Massachusetts Superior Court; · 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

Independent Trustee	· Trustee since 1988	· March 2001 to April 2002, Chairman (1996 to	21

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Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected and qualified	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee

Richard D. Shirk Born October 31, 1945 909 A Street Tacoma, WA 98402	· Member, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Member, QLCC · Audit Committee Financial Expert

March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);

·                  Board Member, Healthcare Georgia Foundation (private foundation); and

·                  September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).

Independent Trustee Bruce D. Taber Born April 25, 1947 909 A Street Tacoma, WA 98402	· Trustee since 1991 · Member, Audit Committee · Member, Governance Committee · Chairman, Valuation Committee · Member, QLCC	· Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

Independent Trustee Henry W. Todd Born May 4, 1947 909 A Street Tacoma, WA 98402	· Trustee since 1988 · Alternate Chairman, Audit Committee · Member, Governance Committee · Member, Valuation Committee · Chairman, QLCC · Audit Committee Financial Expert	· Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and · Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	21

15

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served; Term of Office: Until successor is elected by Trustees	Principal Occupation(s) During Past Five Years

Principal Officer James E. Ross Born June 24, 1965 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· President and Chief Executive Officer from January 2006 to Present · Principal Executive Officer since 2005

·                  2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);

·                  March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and

·                  President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds and State Street Institutional Investment Trust (registered investment companies).

Principal Officer Ellen M. Needham Born January 4, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Vice President since May 2006

·                  Principal, SSgA Funds Management, Inc. (investment advisor); and

·                  July 2007 to Present, Managing Director (June 2006 to July 2007, Vice President; 2000 to June 2006, Principal), State Street Global Advisors.

Principal Officer Julie B. Piatelli Born August 5, 1967 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	· Chief Compliance Officer since August 2007	· 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and · 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

Principal Officer Mark E. Swanson Born November 26, 1963 909 A Street Tacoma, WA 98402	· Treasurer and Principal Accounting Officer since 2000

·                  Director — Fund Administration, Russell Investment Management Company, Russell Fund Services Company, and Russell Trust Company;

·                  Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and

·                  Director, Russell Financial Services, Inc., Russell Investment Management Company, and Russell Fund Services Company.

Principal Officer Gregory J. Lyons Born August 24, 1960 909 A Street Tacoma, WA 98402	· Secretary since 2007 and Chief Legal Officer since 2008

·                  US General Counsel and Assistant Secretary, Frank Russell Company, Russell Insurance Agency, Inc.;

·                  Secretary, Russell Investment Management Company, Russell Financial Services, Inc., and Russell Fund Services Company; and

·                  Secretary and Chief Legal Counsel, Russell Investment Company and Russell Investment Funds.

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Compensation

Independent Trustees are paid each calendar year an annual base retainer fee of $70,000.  The SSgA Funds’ Chairman receives an additional annual retainer of $30,000.  In addition to the foregoing retainer fees, the Independent Trustees receive an annual retainer for committee membership as follows: $6,000 (Audit Committee); $4,000 (Governance and Nominating Committee); $7,000 (Valuation Committee); and $4,000 (Legal and Compliance Committee).  The Independent Trustees are paid a per-meeting fee for attendance of $6,000 (regular Board of Trustees meetings); $2,500 (Independent Trustees meetings); $4,000 (Audit Committee meetings), $2,500 (Governance and Nominating Committee meetings), $2,500 (Legal and Compliance Committee meetings called for purposes other than receiving reports from the Funds’ Chief Compliance Officer), $750 (telephonic meetings under thirty minutes), and $1,500 (telephonic meetings over thirty minutes).  The Chairman of each Committee receives an additional annual fee as follows:  $10,000 (Audit Committee); and $5,000 (Governance and Nominating Committees, Legal and Compliance Committee, and Valuation Committee). The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this Statement, the Trustees were not paid pension or retirement benefits as part of SSgA Funds’ expenses. However, the SSgA Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified SSgA Funds.  The SSgA Funds’ officers are compensated by either the Administrator or the Adviser or their affiliates.

Trustee Compensation Table
For The Fiscal Year Ended August 31, 2009

	Aggregate Compensation From SSgA Funds	Pension Or Retirement Benefits Accrued As Part Of SSgA Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds And Fund Complex Paid To Trustees
Independent Trustees
Lynn L. Anderson, Chairman of the Board	$	$	$	$
Diane Glossman	$	$	$	$
Shawn C.D. Johnson	$	$	$	$
William L. Marshall	$	$	$	$
Steven J. Mastrovich	$	$	$	$
Patrick J. Riley	$	$	$	$
Richard D. Shirk	$	$	$	$
Bruce D. Taber	$	$	$	$
Henry W. Todd	$	$	$	$

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EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2008

Trustee	Dollar Range Of Equity Securities In Each Fund		Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies

Henry W. Todd	None	$0	$0

TRUSTEES AND OFFICERS OF THE MASTER FUNDS

The trustees of the State Street Master Funds (the Master Funds) are responsible for generally overseeing the Master Funds’ business. The following table provides biographical information with respect to each trustee and officer of the Master Funds.

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Independent Trustees of the Master Funds

Name, Address, and Age	Position(s) Held with Trust; Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 Age: 63	Trustee and Chairman of the Board Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	22

Trustee, State Street Institutional Investment Trust; Director of the Holland Series Fund, Inc.; The Taiwan Fund, Inc., Scottish Widows Investment Partnership Trust, Reaves Utility Income Trust and The China Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 70	Trustee Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1995 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	22	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 Age: 59	Trustee Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 - present); Chief Executive Officer, IEmily.com (internet company) (2000 - 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 - 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 - 1998); Trustee, Eastern Enterprise (utilities) (1988 - 2000).	22	Trustee, State Street Institutional Investment Trust; Director of Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 Age: 67	Trustee Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 - 1999). Mr. Williams retired in 1999.	22	Trustee, State Street Institutional Investment Trust

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Interested Trustee

Name, Address, and Age	Position(s) Held with Trust; Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 42	Term: Indefinite Trustee since 2/07 President Elected: 4/05	· 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor); · March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and · President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds (registered investment companies).	22	Listed under principal occupations

Officers of the Master Funds

Name, Address, and Age	Position(s) Held with Trust; Term of Office and Length of Time Served	Principal Occupation During Past Five Years

James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 42	President Term: Indefinite Elected: 4/05

·                  2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);

·                  March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and

·                  President, Principal Executive Officer and Trustee, SPDR Series Trust and SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; President, Principal Executive Officer and Trustee, State Street Master Funds (registered investment companies).

Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age 56	Treasurer Term: Indefinite Elected: 5/05

·                  Senior Vice President of State Street Bank and Trust Company (2002 — present);

·                  Managing Director, Deutsche Bank (including its predecessor, Scudder Investments),

·                  Fund Operations Unit (2001 — 2002);

·                  President, UAM Fund Services (1995 — 2001).

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Nancy L. Conlin State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 Age 54	Secretary Term: Indefinite Elected: 4/07

·                  Vice President and Managing Counsel of State Street Bank and Trust Company (2007 - present);

·                  General Counsel to Plymouth Rock Companies (2004-2007); and US Chief Counsel to Sun Life Financial (2002-2004).

Julie Piatelli State Street Financial Center One Lincoln Street Boston, MA 02110 Age 40	Chief Compliance Officer Term: Indefinite Elected: 8/07	· 2004 to Present, Principal and Senior Compliance Officer, SSgA Funds Management, Inc.; Vice President, State Street Global Advisors; and · 1999 to 2004, Senior Manager, PricewaterhouseCoopers LLC.

CONTROLLING AND PRINCIPAL SHAREHOLDERS

State Street Bank and Trust Company (State Street) may from time to time have discretionary authority over accounts which invest in shares of the SSgA Funds.  These accounts include accounts maintained for securities lending clients and accounts which permit the use of the Funds as short-term cash sweep investments.  Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares.  As of November 30, 2009, State Street held of record less than 25% of the issued and outstanding shares of the SSgA Funds (in the aggregate) in connection with its discretionary accounts, however, State Street may hold more than 25% of such shares in any one series of the Funds.  Consequently, State Street is not deemed to be a controlling person for purposes of the 1940 Act.

The Trustees and officers of Funds, as a group, own less than 1% of Investment Company’s voting securities.

As of November 30, 2009, the following shareholders owned of record 5% or more of the issued and outstanding shares of the Fund. Such shares may be held pursuant to a shareholder servicing arrangement in omnibus accounts for underlying shareholders:

INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

SSgA Funds Management, Inc. (the “Advisor”) serves as the SSgA Funds’ investment advisor pursuant to an Advisory Agreement dated May 1, 2001 (the “Advisory Agreement”).  The Adviser is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.  The Adviser, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. State Street, the SSgA Funds’ Custodian; Boston Financial Data Services, the Transfer and Dividend Paying Agent; and State Street Global Markets, LLC, the Funds’ Distributor, are affiliated persons of the Adviser. The address of the Adviser is One Lincoln Street, Boston, MA  02111-2900.  State Street Corporation’s address is 225 Franklin Street, Boston, MA  02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the Fund and either a majority of all Trustees or a majority of the shareholders of the Fund approve its continuance.  The Agreement may be terminated by the Adviser or a Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.

The Fund currently invests all of its assets in a related portfolio that has the same investment objectives and substantially the same investment policies as the Fund.  As long as the Fund remains completely invested in a portfolio (or any other investment company), the Adviser is not entitled to receive any investment advisory fee with respect to the Fund.  The Fund may withdraw its investment from the related portfolio at any time if the Investment Company’s Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so.  The Investment Company has retained the adviser as investment advisor to manage the Fund’s assets in the event that the Fund withdraws its investment from its related portfolio.

The Adviser is also the investment adviser to each of the related portfolios pursuant to an investment advisory agreement (the “Portfolio Advisory Agreement”) between the Adviser and State Street Master Funds, on behalf of the portfolios.  The Adviser

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receives an investment advisory fee with respect to each related portfolio.  The Portfolio Advisory Agreement is the same in all material respects as the Advisory Agreement between the Investment Company on behalf of the Fund and the Adviser.  The fund that invests in a related portfolio bears a proportionate part of the management fees paid by the portfolio (based on the percentage of the portfolio’s assets attributable to the fFund).

PORTFOLIO MANAGERS

Other Accounts Managed. A portfolio manager may be subject to potential conflicts of interest because he or she is responsible for multiple accounts. Potential conflicts may arise out of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of investment opportunities among the portfolio manager’s accounts with the same strategy.

A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while one of the funds managed by the same portfolio manager maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that seek to purchase or dispose of the same securities. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. SSgA FM has adopted policies and procedures reasonably designed to address these potential material conflicts.  For instance, portfolio managers within SSgA FM are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, SSgA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation.

The Adviser manages each Fund using a team of investment professionals.  The following table lists the number and types of accounts managed by each of the key professionals involved in the day-to-day portfolio management for each Fund and assets under management in those accounts. The total number of accounts and assets have been allocated to each respective manager.  Therefore, some accounts and assets have been counted twice.

Other Accounts Managed as of August 31, 2009

Portfolio Managers	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles	Assets Under Management (in billions)	Other Types of Accounts	Assets Under Management (in billions)	Asset Total (in billions)
Karl Schneider John Tucker

Ownership of Securities. As of August 31, 2009, the portfolio managers do not beneficially own any shares of the Fund.

Compensation. The compensation of the Adviser’s investment professionals is based on a number of factors. The first factor considered is external market. Through a compensation survey process, the Adviser seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and other incentives.  The second factor taken into consideration is the size of the pool available for compensation.  SSgA Funds Management, Inc. is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool.  Once determined, this pool is then allocated to the various locations and departments

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of the Adviser and its affiliates. The discretionary determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group.  The pool is then allocated on a discretionary basis to individual employees based on their individual performance.  There is no fixed formula for determining these amounts, nor is anyone’s compensation directly tied to the investment performance or asset value of a product or strategy.  The same process is followed in determining incentive equity allocations.

ADMINISTRATOR

Russell Fund Services Company (“RFSC” or the “Administrator”) serves as the SSgA Funds’ administrator, pursuant to an Administration Agreement dated January 1, 2008 (the “Administration Agreement”).  RFSC is a wholly owned subsidiary of Russell Investment Management Company (“RIMCo”). The Administrator’s mailing address is 909 A Street, Tacoma, WA  98402.

RFSC is an affiliate of Russell Investments which, through its subsidiaries, provides comprehensive money manager evaluation services to institutional clients, including RIMCo. Russell Investments provides other services to large pools of investment assets, including:  (1) investment management services for Russell subsidiary-sponsored funds; and (2) transition management and portfolio implementation services. Russell Investments is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

Pursuant to the Administration Agreement with the SSgA Funds, the Administrator will:  (1) supervise all aspects of the Funds’ operations; (2)  provide the Funds with administrative and clerical services, including the maintenance of certain of the Funds’ books and records; (3) arrange the periodic updating of the Funds’ Prospectuses and any supplements thereto; (4) provide proxy materials and reports to Fund shareholders and the SEC; and (5) provide the Fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For all services provided by the Administrator pursuant to the Administration Agreement, the SSgA Funds pay the Administrator an annual fee equal to the sum of the products of the average daily net assets for each Fund multiplied by the following percentages:

Money Market Portfolios

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US Equity Portfolios

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US Fixed Income Portfolios

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

International Portfolios

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

Feeder Portfolios(1)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated.

In addition, the Administrator charges a flat fee of $30,000 per year if a Fund has less than $500 million in assets under management.

The percentage of the fee paid by a particular Fund is equal to the percentage of average aggregate daily net assets that are attributable to that Fund.  The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each Fund and who have no direct or indirect financial interest in the operation of the

(1) The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable Fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by Fund type, should the Fund cease operating as a Feeder Portfolio.

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Distribution Plan described below or the Administration Agreement approve its continuance.  The Agreement may be terminated by the Administrator or any Fund without penalty upon sixty days’ notice and will terminate automatically upon its assignment.

The Fund accrued the following expenses to the Administrator during the last three fiscal years ended August 31:

2009	2008	2007
	$378,349	$467,737

CUSTODIAN

State Street Bank and Trust Company serves as the SSgA Funds’ Custodian.  State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. State Street also provides the basic portfolio recordkeeping required by the SSgA Funds for regulatory and financial reporting purposes.  For these services, State Street is paid an annual fee in accordance with the following:

·                  Fund Accounting. A fee payable monthly on a pro rata basis, based on month-end gross assets of the complex:  First $30 billion—0.75 basis point (b.p.); over $30 billion—0.50 b.p. (domestic accounting); First $10 billion—1.50 b.p.; over $10 billion—1.00 b.p. (international accounting);

·                  Custody. For domestic custody, a fee payable monthly on a pro rata basis, based on the following percentages of month-end net assets (excluding short term sweep investments into other SSgA money market funds):  First $20 billion—0.40 b.p.; over $20 billion—0.20 b.p. Domestic transaction charges range from $6 to $25.  For international transactions, holding charges range from 1 b.p. to 35 b.p. and transaction charges range from $30 to $125, depending on the country in which securities are held. An additional manual trade charge of $15 (US domestic trades) or $25 (non-US trades) applies to trades not delivered electronically in good form.

·                  Pricing. Monthly quote charge, based on month-end positions: $4,500 annual base pricing charge per Fund with charges ranging from $4 to $16, depending on the type of security. ITG fair value pricing $4,000 per Fund annually;

·                  Yields.  $4,200 per Fund annually;

·                  On-Line Access Charge.  $960 per Fund annually;

·                  Multiple Classes of Shares. $5,100 per class annually;

·                  Fund of Funds.  Accounting fee, daily priced—$9,000 per Fund of Fund annually; each additional class—$9,000 per class annually; transactions—$5 each; custody feeder flat fee $9,000 annual per feeder;

·                  Loan Servicing Fee. The greater of the per loan calculation and asset based calculation.  Per loan calculations range from $750 per loan for a Fund that holds 5 loans, to $3,750 per loan for a Fund that holds 50 loans, and a minimum additional $55 per loan charge in excess of 50 loans; asset based fee calculations are 3 b.p. for the first $500 million, 2.5 b.p. for the next $500 million and 2 b.p. thereafter, with incoming and outgoing wire charges of $5 and $5.25 respectively.

·                  Earnings Credit. A balance credit is applied against the above fees (excluding out-of-pocket expenses).  The credit is based on 90% of the average 91-day Treasury bill rate for the month, times the average collected balance in the custodian demand deposit account for the month billed;

·                  Special Services. Wash sales system and ITELS—$3,000 per Fund annually; qualified dividend income reporting—$500 per Fund; Chief Compliance Officer reporting fees—$600 per Fund annually; and

·                  Out of Pocket Expenses at Cost. Include but are not limited to:  annual maintenance fee of $3,000, ITG fair value fee per composite fund annually of $10,000, telephone and other communication lease line charges; SWIFT trade charges, SAS 70 and SAS 99 charges agreed upon procedures review, wire charges of $5, postage and insurance, courier fees, duplicating, legal fees, supplies relating to Funds records, sub-custodian charges, audit letter, stamp duties, proxy fees and archive/document storage costs.

The Custodian’s address is 200 Newport Avenue, Josiah Quincy Building JQ5S, North Quincy, MA  02171.

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TRANSFER AND DIVIDEND PAYING AGENT

Boston Financial Data Services, Inc. (“BFDS”) serves as the Transfer and Dividend Paying Agent. BFDS is a joint venture of State Street Corporation and DST Systems, Inc. BFDS is paid the following annual account services fees: $13.35 open account fee; $2.57 closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $20,000 Fund minimum (26 to 35 CUSIPs) or $12,000 Fund minimum (over 35 CUSIPs); and omnibus transparency Full services fees of $.45 per underlying sub-position on an Intermediary’s system for an omnibus account (an “accountlet”) from 0-500,000; $.45 for 500,001 to 2,000,000 (waived), and $.10 for 2,000,0001 and greater; investigation fees of $3,000 to $5,000 per month depending on the number of accountlets.  BFDS is also paid the following activity based fees:  $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company.  Portfolio fees are allocated to each Fund based on the average net asset value of each Fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. BFDS is reimbursed by each Fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the Fund. BFDS’s principal business address is 2 Heritage Drive, North Quincy, MA  02171.

DISTRIBUTOR

State Street Global Markets, LLC (the “Distributor”) serves as the distributor of Fund shares pursuant to a Distribution Agreement dated March 1, 2002, as amended (the “Distribution Agreement”).  The Distribution Agreement shall continue in effect for each Fund for two years following its effective date with respect to the Fund; and thereafter only so long as its continuance is specifically approved at least annually by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval, or by vote of a majority of the outstanding voting securities of the Fund. The Distributor offers the shares of each Fund on an agency or “best efforts” basis under which the SSgA Funds shall only issue such shares as are actually sold. The Distributor is a wholly owned subsidiary of State Street Corporation. The Distributor’s mailing address is State Street Financial Center, One Lincoln Street, Boston, MA  02111-2900.

The Fund accrued the following expenses to the Distributor during the fiscal years ended August 31:

2009	2008	2007
	$648,405	$749,579

For the fiscal year ended August 31, 2009 these amounts are reflective of the following individual payments:

Advertising
Printing
Compensation to Dealers
Compensation to Sales Personnel
Other*

*           Includes such items as compensation for travel, conferences and seminars for staff, subscriptions, office charges and professional fees.

CODE OF ETHICS

The Adviser, Distributor, Custodian, Transfer Agent, Administrator and SSgA Funds have each adopted a code of ethics (the SSgA Funds’ code being referred to herein as the Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the Funds’ service providers and officers, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Adviser or the SSgA Funds. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Adviser as part of their job function) must pre-clear personal securities transactions.  Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the SSgA Funds’ service

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providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS

Distribution Plan.  Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which a Fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a Fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule.  Accordingly, each Fund has adopted an active distribution plan providing for reimbursement for distribution expenses up to the plan limit.

In connection with the Trustees’ consideration of whether to adopt the distribution plan, the Distributor, as the Funds’ principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Funds by enabling the Funds to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Fund would have.  Accordingly, the Board of Trustees adopted a distribution plan on January 8, 1992 (the “Plan”), which was restated to reflect the change of Distributor and to update current operations on April 9, 2002.

The Plan provides that a Fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services.  The Plan does not provide for a Fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years.  A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review.  The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the Fund may pay.  The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither “interested persons” (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

Distribution and Shareholder Servicing.  Payments under the Plan are made to the Distributor to finance activity which is intended to result in the sale and retention of Fund shares including:  (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and (4) expenses incurred in connection with the promotion and sale of Fund shares, including Distributor’s overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Long-term shareholders of the SSgA Funds may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Under the Plan, the SSgA Funds and/or the Distributor may also enter into Service Agreements with various financial intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser (such as State Street Bank and Trust Company, State Street Global Markets LLC, and CitiStreet LLC) (“Intermediaries”), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.  Under the Service Agreements, the Intermediaries may provide various services for such customers, including: answering inquiries regarding the SSgA Funds; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers’ account balances and integrating such statements with those of other transactions and balances in the customers’ other accounts serviced by the Intermediaries; arranging for bank wires transferring customers’ funds; and such other services as the customers may request in connection with the Fund, to the extent permitted by applicable statute, rule or regulation.  Intermediaries may receive, from the Fund and/or the Distributor, payment that shall not exceed .20% per annum of the average daily net asset value of the Fund’s shares owned by or for shareholders with whom the Service Organization has a servicing relationship.  Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

The Investment Company has entered into Service Agreements with State Street and the following entities related to State Street: State Street Global Markets, LLC; Fiduciary Investors Services division of State Street Bank and Trust Company, and High Net Worth Services division of State Street Bank and Trust Company.  The purpose of the Service Agreements is to obtain shareholder services for Fund shares owned by clients of each of these entities.  In return for these services, the Investment Company pays each of the entities a fee.  Intermediaries that are affiliated with State Street receive from the Fund and or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed .175% per annum of the average daily net asset value of the Fund’s

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shares owned by or for shareholders with whom the affiliated Service Organization has a servicing relationship. The Service Agreements with Intermediaries affiliated with State Street are reviewed annually by the Board of Trustees.

Payments to the Distributor for the sale and distribution of Fund shares, are not permitted by the Plan to exceed .25% of a Fund’s average net asset value per year.  Payments to Intermediaries providing shareholder services to the Funds are not permitted by the Plan to exceed .20%. Any payments that are required to be made to the Distributor or Intermediary that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the Plan is in effect.  The Fund’s liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred.  Intermediaries will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

The Adviser and Distributor, or an affiliate of the Adviser or Distributor, may provide additional cash payments or non-cash compensation to Intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to the Rule 12b-1 and shareholder servicing fees paid by the Fund. As of the date of this Statement of Additional Information, the Adviser and/or Distributor have made such cash payments to approximately 11 Intermediaries.  Intermediaries are paid a basis point percentage of average daily value of all shares of each Fund owned by customers of the Intermediary.  From time to time, the Adviser or Distributor, or an affiliate of the Adviser or Distributor may also pay non-cash compensation to the sales representatives of Intermediaries in the form of (i) ordinary and usual gratuities, tickets and other business entertainment; and/or (ii) sponsorship of regional or national events of Intermediaries.

Under the Plan, the SSgA Funds and/or the Distributor may also enter into agreements (Service Agreements) with financial institutions, which may include the Adviser (collectively, Service Organizations), to provide shareholder servicing with respect to Fund shares held by or for the customers of the Service Organizations.

The Fund paid the following expenses to State Street, under a Service Agreement pursuant to Rule 12b-1, during the last three fiscal years ended August 31:

2009	2008	2007
	$437,772	$538,022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with standards of the Public Company Accounting Oversight Board (United States), and, pursuant to Rule 17f-2 of the 1940 Act, three security counts.  Deloitte Tax LLP is responsible for the review of the Funds’ federal tax returns. The mailing address of Deloitte & Touche LLP and Deloitte Tax LLP is 200 Berkeley Street, Boston, MA  02116.

LEGAL COUNSEL

Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds. Joseph P. Barri LLC, 259 Robbins Street, Milton, MA  02186, provides legal services to the Independent Trustees.

BROKERAGE PRACTICES AND COMMISSIONS

All portfolio transactions are placed on behalf of the SSgA Funds by the Adviser.  Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.  Ordinarily commissions are not charged on over the counter orders (i.e. debt securities and money market investments) because the Funds pay a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to the Funds.  When a Fund executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade.  Securities may be purchased from underwriters at prices that include underwriting fees.

The Advisory Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions provided the Adviser seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of the Adviser), the Adviser chooses the broker-dealer deemed most capable of providing the

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services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances).  The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to:  liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur.  The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser does not currently use the SSgA Funds’ assets for, or participate in, third party soft-dollar arrangements, although the Adviser may receive proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services.  The Adviser does not “pay up” for the value of any such proprietary research. The Adviser may aggregate trades with clients of State Street Global Advisors, whose commission dollars are used to generate soft dollar credits.  Although the Adviser’s clients’ commissions are not used for third party soft dollars, the clients may benefit from the soft dollar products/services received by State Street Global Advisors.

Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the SSgA Funds’ procedures adopted in accordance with Rule 17e-1 of the 1940 Act.  The SSgA Funds have adopted procedures pursuant to Rule 12b-1(h) of the 1940 Act that are reasonably designed to prevent the Adviser from directing brokerage in consideration of distribution of Funds shares.

With respect to brokerage commissions, if commissions are generated by a Fund, the Board reviews, at least annually, the commissions paid by a Fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a Fund.

PRICING OF FUND SHARES

The SSgA Funds are offered without a sales commission by the Distributor to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.  The Funds described in this Statement determine the price per share once each business day (unless otherwise noted) at the close of the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time).  A business day is one on which the New York Stock Exchange is open for regular trading.  Pricing does not occur on non-business days.  Currently, the New York Stock Exchange is open for trading every weekday except New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The New York Stock Exchange may close early on Christmas Eve and New Year’s Eve and before certain other holidays. Please contact your SSgA Funds account representative if you have questions on early Exchange closing times.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares.  Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless it is determined that a particular event would materially affect the net asset value.  If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

Portfolio instruments for which market quotations are available are valued at market value.  If market quotations are not readily available or if the Custodian or the Administrator believe that the available quotations are unreliable, the portfolio instruments are valued at fair value as determined in good faith by the Board of Trustees in accordance with the Funds’ Securities Valuation Procedures.  This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded.  United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last sale price.  Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

International securities traded on a national securities exchange or over the counter are valued on the basis of the last sale price.  In the absence of a last sale price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities.  Some international securities trade on days that the Fund is not open for business.  As a result, the net asset value of Fund shares may fluctuate on days when Fund shareholders may not buy or sell Fund shares.

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The Funds value securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value.  This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates.  While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. For example, in periods of declining interest rates, the daily yield on Fund shares computed by dividing the annualized daily income on the Fund’s portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.  In periods of rising interest rates, the daily yield on Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the market price of the security. Calculations are periodically made to compare the value of the Fund’s investments valued at amortized cost with market values. Market valuations are generally obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. In accordance with the Securities Valuation Procedures, in the event market quotations are not readily available for certain portfolio assets, for purposes of the market value comparison, the fair value of such portfolio assets will be determined by the Funds’ Oversight Committee (or, in some cases, the Board’s Valuation Committee). If a deviation of 1/2 of 1% or more were to occur between the NAV per share calculated by reference to market values and a Fund’s $1.00 per share NAV, or if there were any other deviation that the Board believed would result in a material dilution to shareholders or purchasers, the Board would promptly consider what action, if any, should be initiated. If the Fund’s NAV (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board might temporarily reduce or suspend dividend payments in an effort to maintain the NAV at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund’s NAV (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board might supplement dividends in an effort to maintain the NAV at $1.00 per share. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Funds’ NAV also may be processed on a confirmed basis.

The SSgA Funds received an exemption from Section 18(f) of the 1940 Act, which enables it to redeem securities in kind. Therefore, a Fund may pay any portion of the redemption amount (in excess of $15 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.

TAXES

The tax discussion in this document is only a summary of certain United States federal income tax issues generally affecting the Funds and their shareholders.  The following assumes any Fund shares will be capital assets in the hands of a shareholder.  Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax advisor. Each portfolio of the SSgA Funds intends to qualify each year as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a RIC, each Fund is generally not subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in excess of short-term capital losses) to shareholders.  The Board intends to distribute each year substantially all of the SSgA Funds’ net investment income and net capital gain.  It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.  If a Fund fails to qualify as a RIC for any taxable year, it will be subject to tax as a “C” corporation and may be limited in its ability to qualify as a RIC in the future.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and (3) certain undistributed amounts from the preceding calendar year.  For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such months will be deemed to have been received on December 31 of such year if the dividends are paid by the Fund subsequent to December 31 but prior to February 1 of the following year.

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Any capital loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gain dividends received with respect to such shares.

As of the date of this document, generally, the maximum stated U.S. federal income tax rate applicable to individuals is 35% for ordinary income and 15% for net long-term capital gain.  Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011.  It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation.  Additionally, a Fund may purchase bonds at market discount (i.e., bonds with a purchase price less then original issue price or adjusted issue price).  If such bonds are subsequently sold at a gain, then a portion of that gain equal to the amount of market discount, which should have been accrued through the sale date, will be taxable to shareholders as ordinary income.

In addition to the strategies and investments described above, shareholders should be aware that other investments made by a Fund may involve complex tax rules that could result in income or gain recognition by the Fund without corresponding current cash receipts.  If noncash income is recognized by a Fund, the Fund may distribute cash derived from other sources so as to meet certain minimum distribution requirements.  A Fund could be required at times to liquidate investments prematurely in order to satisfy those minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Foreign shareholders should consult their tax advisors as to if and how the U.S. federal income tax and its withholding requirements applies to them.

Foreign Currency Transactions. Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss.  Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.  These gains and losses, referred to under the Code as “Section 988” gains and losses, may increase or decrease the amount of the Fund’s net investment income to be distributed to its shareholders as ordinary income.

Issues Related to Hedging, Derivatives and Option Investments.  A Fund’s ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the Fund’s income and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss.  Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

Foreign Income Taxes.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source, subject to exemptions and rate reductions under income tax treaties between the United States and certain foreign countries.  The Fund and its shareholders generally will not be entitled to any foreign tax credit or deduction with respect to such taxes against any United States federal income tax. However, if more than 50% in value of a Fund’s total assets at the close of any taxable year consists of securities of foreign corporations, the Fund may file an election with the Internal Revenue Service (the “Foreign Election”) that would permit you to take a credit (or deduction) for foreign income taxes paid by the Fund.  The Fund may be subject to certain holding period requirements with respect to securities held to take advantage of this credit.  If the Foreign Election is made by a Fund and you chose to use the foreign tax credit, you would be able to include in your gross income both dividends received from the Fund and foreign income taxes paid by the Fund provided certain requirements are satisfied.  You would be entitled to treat the foreign income taxes withheld as a credit against your United States federal income taxes, subject to the limitations set forth in the Code with respect to the foreign tax credit generally.  Alternatively, you could treat the foreign income taxes withheld as an itemized deduction from adjusted gross income in computing taxable income rather than as a tax credit.

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If a Fund invests in an entity that is classified as a passive foreign investment company (“PFIC”) for federal income tax purposes, the application of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund.  The Fund may be able to remedy the potential adverse consequences of investing in a PFIC by electing to mark-to-market its PFIC holdings in lieu of paying taxes on gains or distributions therefrom, with the result that unrealized gains would be treated as realized gains and would be reported as ordinary income.  Any mark-to-market losses, as well as losses from an actual disposition of PFIC stock, would be reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.  Alternatively, the Fund may make a “qualified electing fund” (“QEF”) election.  Under such an election, the Fund generally would be required to include in its gross income its pro rata share of the PFIC’s ordinary income and long-term capital gain on a current basis, regardless of whether any distributions are received from the PFIC.  However, the Fund may not be able to make a QEF election if it cannot obtain the necessary financial data from the PFIC.

Distributions Attributable to Depreciable Real Estate.  Distributions of certain long-term gains that are attributable to dispositions of depreciable real estate by a REIT in which a Fund invests will be subject to a maximum tax rate of 25% (instead of 15%) for individual shareholders. Because the Fund may invest a substantial portion of its assets in REITs, individual shareholders may be subject to the 25% maximum tax rate on a substantial portion of the distributions they receive from the Fund.

As of August 31, 2009(1) the Funds had capital loss carryovers in the following amounts, which may be applied against any realized net taxable gains in each succeeding year or until the respective expiration dates as indicated below, whichever occurs first:

[Insert Applicable Chart](2)

CALCULATION OF PERFORMANCE DATA

The SSgA Funds compute average annual total return and average annual return (after taxes on distributions) by using standardized methods of calculation required by the SEC.  Average annual total return (before and after taxes on distribution) is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the 1-, 5- and 10-year periods (or life of a Fund as appropriate), that would equate the initial amount invested to the ending redeemable value.

Average annual total return is computed according to the following formula:

P(1+T)n = ERV

where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return
	n =	number of years
	ERV =	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period (or fractional portion)

The calculation assumes that all dividends and distributions of the Fund are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Average annual total return (after taxes on distributions) is computed according to the following formula:

P(1+T)n = ATVD

(1) Confirm.

(2) Or if no capital loss carryovers:

            As of August 31, 2009, the Funds had no capital loss carryovers.

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where:	P =	a hypothetical initial payment of $1,000
	T =	average annual total return (after taxes on distributions)
	n =	number of years
	ATVD =	ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption

The calculation assumes that all distributions of the Fund, less taxes due on such distributions, are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

Average Annual Total Return

One Year Ended August 31, 2009	Five Years Ended August 31, 2009	Ten Years Ended August 31, 2009

ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

The SSgA Funds will not hold an annual meeting of shareholders.  Special meetings may be convened:  (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board’s failure to honor the shareholders’ request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each Fund share has one vote.  There are no cumulative voting rights.  There is no annual meeting of shareholders, but special meetings may be held.  On any matter that affects only a particular investment Fund, only shareholders of that Fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement.

The Fund share represents an equal proportionate interest in the Fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the Fund as may be declared by the Board of Trustees.  Fund shares are fully paid and nonassessable by the SSgA Funds and have no preemptive rights.

The SSgA Funds do not issue share certificates.  Instead, the Transfer Agent sends monthly statements to shareholders of the Fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts.  Each statement also sets forth the balance of shares held in the account.

The SSgA Funds are authorized to divide shares of any Fund into two or more classes of shares.  The shares of each Fund may have such rights and preferences as the Trustees may establish from time to time, including the right of redemption (including the price, manner and terms of redemption), special and relative rights as to dividends and distributions, liquidation rights, sinking or purchase Fund provisions and conditions under which any Fund may have separate voting rights or no voting rights.  Each class of shares is entitled to the same rights and privileges as all other classes of the Fund, except that each class bears the expenses associated with the distribution and shareholder servicing arrangements of that class, as well as other expenses attributable to the class and unrelated to the management of the Fund’s portfolio securities.  The SSgA Funds includes the Institutional Class (the original class of shares), and two additional classes of shares:  Class R (SSgA Bond Market, Small Cap, International Stock

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Selection and Life Solutions Income and Growth, Life Solutions Balanced and Life Solutions Growth Funds) and Select Class (SSgA Emerging Markets Fund).

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA Funds shares are not endorsed or guaranteed by State Street or its affiliates, are not deposits or obligations of State Street or its affiliates, and are not insured by the Federal Deposit Insurance Corporation or any other governmental agency.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Adviser from continuing to perform all or a part of the above services for its customers and/or the Fund.  If the Adviser were prohibited from serving the Fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services.  In such event, changes in the operation of the Fund may occur.  It is not expected by the Adviser that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY

The SSgA Funds have adopted the proxy voting policies of the Adviser.  The Adviser’s proxy voting policy is attached to this Statement.  You may obtain information regarding how the SSgA Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30: (1) without charge, upon request, by calling 1-800-997-7327; (2) on the Funds’ website at www.ssgafunds.com; and (3) on the SEC’s website at http://www.sec.gov.

MASSACHUSETTS BUSINESS TRUST

Each individual Fund of the SSgA Funds is a series of a “Massachusetts business trust.” A copy of the SSgA Funds’ Master Trust Agreement is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Master Trust Agreement and the By-Laws of the SSgA Funds are designed to make the SSgA Funds similar in most respects to a Massachusetts business corporation. The principal distinctions between the two forms relate to shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Master Trust Agreement provides that the shareholders are not subject to any personal liability for the acts or obligations of the SSgA Funds and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the SSgA Funds contains a provision to the effect that the shareholders are not personally liable.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (1) tort claims, (2) contract claims where the provision referred to is omitted from the undertaking, (3) claims for taxes, and (4) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the SSgA Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the SSgA Funds. The Trustees intend to conduct the operations of the SSgA Funds in a way as to avoid, as far as possible, ultimate liability of the shareholders.

The Master Trust Agreement further provides that the name of the SSgA Funds refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the SSgA Funds, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the SSgA Funds for any satisfaction of claims arising in connection with the affairs of the SSgA Funds. With the exceptions stated, the Trust’s Master Trust Agreement provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the SSgA Funds.

The SSgA Funds shall continue without limitation of time subject to the provisions in the Master Trust Agreement concerning termination by action of the shareholders and the Trustees upon notice to the shareholders.

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FINANCIAL STATEMENTS

Each Fund’s financial statements as of and for the fiscal year ended August 31, 2009, appearing in the Funds’ 2009 Annual Report to Shareholders, and the reports thereon of Deloitte & Touche LLP, an independent registered public accounting firm, also appearing therein, are incorporated by reference in this Statement of Additional Information.  For a more complete discussion of each Fund’s performance, please see the Funds’ Annual Reports to Shareholders, which may be obtained without charge by calling 1-800-647-7327 or through the Funds’ website at www.ssgafunds.com.

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DESCRIPTION OF SECURITIES RATINGS

Moody’s Investors Service, Inc. (“Moody’s”)

Long-Term Debt Ratings.

·                  Aaa — Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

·                  Aa — Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

·                  A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

·                  Baa — Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Long-Term Corporation and Tax-Exempt Debt Ratings. The two highest ratings of Moody’s for tax-exempt and corporate bonds are Aaa and Aa.  Tax-exempt and corporate bonds rated Aaa are judged to be of the “best quality.”  The rating of Aa is assigned to bonds which are of “high quality by all standards.”  Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger.  Moody’s may modify a rating of Aa by adding numerical modifiers of 1, 2 or 3 to show relative standing within the Aa category.  The foregoing ratings for tax-exempt bonds are sometimes presented in parentheses preceded with a “con” indicating the bonds are rated conditionally.  Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.  In addition, Moody’s has advised that the short-term credit risk of a long-term instrument sometimes carries a MIG rating or one of the commercial paper ratings described below.

Short-Term Corporate, Commercial Paper and Tax-Exempt Debt Ratings. Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless explicitly noted.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

·                  Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

·                  Leading market positions in well-established industries.

·                  High rates of return on funds employed.

·                  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

·                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

·                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

·                  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, may be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

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·                  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.  The effect of industry characteristics and market compositions may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.  Adequate alternate liquidity is maintained.

·                  Issuers rated Not Prime do not fall within any of the Prime rating categories.

Tax-Exempt Note Ratings. Moody’s ratings for state and municipal notes and other short-term obligations are designated Moody’s Investment Grade (“MIG”).  MIG-1/VMIG-1 denotes best quality.  There is present strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.  MIG-2/VMIG-2 denotes high quality, with margins of protection ample although not as large as in the MIG-1/VMIG-1 group.

Standard & Poor’s Corporation (“S&P”)

Long-Term Debt Ratings.  The ratings are based, in varying degrees, on the following considerations:  (1) The likelihood of default — capacity and willingness of the obligator as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) The nature of and provisions of the obligation; and (3) The protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

·                  AAA — Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

·                  AA — Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

·                  A — Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

·                  BBB — Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Plus (+) or minus (-):  The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short-Term Corporate, Commercial Paper and Tax-Exempt Debt Ratings. The two highest ratings of S&P for tax-exempt and corporate bonds are AAA and AA.  Bonds rated AAA bear the highest rating assigned by S&P to a debt obligation and the AAA rating indicates in its opinion an extremely strong capacity to pay interest and repay principal.  Bonds rated AA by S&P are judged by it to have a very strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree.  The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.  The foregoing ratings are sometimes followed by a “p” indicating that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered shot-term in the relevant market.  Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest.  These categories are as follows:

·                  A-1 — This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

·                  A-2 — Capacity for timely payment on issues with this designation is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

Tax-Exempt Notes Ratings. An S&P rating of SP-1 indicates very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.  Notes rated SP-2 are issued by issuers that exhibit satisfactory capacity to pay principal and interest.

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Fitch’s Investors Service, Inc. (“Fitch”)

Long-Term Corporate and Tax-Exempt Debt Ratings. The two highest ratings of Fitch for tax-exempt and corporate bonds are AAA and AA.  AAA bonds are considered to be investment grade and of the highest credit quality.  The obligor is judged to have an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.  AA bonds are considered to be investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.  Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.  Plus (+) and minus (-) signs are used with the AA rating symbol to indicate relative standing within the rating category.

Short-Term Corporate, Commercial Paper, and Tax-Exempt Debt Ratings. Fitch’s short-term ratings apply to tax-exempt and corporate debt obligations that are payable on demand or have original maturities of up to three years.  The highest rating of Fitch for short-term securities encompasses both the F-1+ and F-1 ratings.  F-1+ securities possess exceptionally strong credit quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.  F-1 securities possess very strong credit quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.  F-2 securities possess good credit quality and have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F-1+ and F-1 categories.Commercial paper rated by Fitch reflects Fitch’s current appraisal of the degree of assurance of timely payment of such debt.  An appraisal results in the rating of an issuer’s paper as F-1, F-2, F-3, or F-4.

·                  F-1 — This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

·                  F-2 — Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

Duff & Phelps Credit Rating Co. (“D&P”)

Long-Term Corporate and Tax-Exempt Debt Ratings. The two highest ratings of D&P for tax-exempt and corporate fixed-income securities are AAA and AA.  Securities rated AAA are of the highest credit quality.  The risk factors are considered to be negligible, being only slightly more than for risk-free US Treasury debt.  Securities rated AA are of high credit quality.  Protection factors are strong.  Risk is modest but may vary slightly from time to time because of economic conditions.  The AA rating may be modified by an addition of a plus (+) or minus (-) sign to show relative standing within the major rating category.

Short-Term Corporate, Commercial Paper and Tax-Exempt Debt Ratings. The highest rating of D&P for commercial paper is Duff 1.  D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.  Duff 1 plus indicates highest certainty of timely payment.  Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free US Treasury short-term obligations.  Duff 1 indicates very high certainty of timely payment.  Liquidity factors are excellent and supported by strong fundamental protection factors.  Risk factors are considered to be minor.  Duff 1 minus indicates high certainty of timely payment.  Liquidity factors are strong and supported by good fundamental protection factors.  Risk factors are very small.  Duff 2 indicates good certainty of timely payment.  Liquidity factors and company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

IBCA Limited and IBCA Inc. (“IBCA”)

Long-Term Corporation and Tax-Exempt Debt Ratings. The two highest ratings of IBCA for corporate bonds are AAA and AA.  Obligations rated AAA by IBCA have the lowest expectation of investment risk.  Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.  Obligations for which there is a very low expectation of investment risk are rated AA.  IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within a major rating category.  IBCA does not rate tax-exempt bonds.

Short-Term Corporate and Tax-Exempt Debt Ratings. IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal banking subsidiaries.  The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment.  Those obligations rated A1+ are supported by the highest capacity for timely repayment.  The designation A-2 by IBCA indicates that the obligation is supported by a satisfactory capacity for timely payment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Thompson BankWatch (“Thompson”)

Long-Term Corporation and Tax-Exempt Debt Ratings. The two highest ratings of Thomson for corporate bonds are AAA and AA.  Bonds rated AAA are of the highest credit quality.  The ability of the obligor to repay principal and interest on a timely basis is

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considered to be very high.  Bonds rated AA indicate a superior ability on the part of the obligor to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.  These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.  Thomson does not rate tax-exempt bonds.

Short-Term Corporate and Tax-Exempt Debt Ratings. Thomson’s short-term paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by banks and financial institutions.  The designation TBW-1 represents the highest short-term rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.  The designation TBW-2 represents the second highest short-term rating category and indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

PROXY VOTING POLICY

Introduction

SSgA Funds Management, Inc. (“FM”) seeks to vote proxies for which it has discretionary authority in the best interests of its clients.  This entails voting proxies in a way which SSgA believes will maximize the monetary value of each portfolio’s holdings with respect to proposals that are reasonably anticipated to have an impact on the current or potential value of a security.  Absent unusual circumstances or specific client instructions, we vote proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies.  FM takes the view that voting in a manner consistent with maximizing the value of our clients’ holdings will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.  The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to the FM Proxy Review Committee, a subcommittee of the SSgA Investment Committee, which is supported by the SSgA Governance Team.  FM retains the final authority and responsibility for voting. In addition to voting proxies, SSgA:

1)              describes its proxy voting procedures to its clients in Part II of its Form ADV;

2)              provides the client with this written proxy policy, upon request;

3)              discloses to its clients how they may obtain information on how FM voted the client’s proxies;

4)              matches proxies received with holdings as of record date;

5)              reconciles holdings as of record date and rectifies any discrepancies;

6)              generally applies its proxy voting policy consistently and keeps records of votes for each client;

7)              documents the reason(s) for voting for all non-routine items; and

8)              keeps records of such proxy voting available for inspection by the client or governmental agencies.

Process

The SSgA Corporate Governance Team is comprised of corporate governance professionals and governance analysts. The responsibilities of the SSgA Corporate Governance Team include corporate governance research and analysis across domestic and global investment strategies, with oversight of all governance and proxy voting processing on SSgA discretionary portfolios.. In addition, the Corporate Governance Team assumes responsibility for voting decisions on certain case-by-case items, informal commencement of engagement activities for the purposes of advocating SSgA positions on various governance issues, and the research and analysis of all governance related issues impacting shareholder value. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee.

In order to facilitate our proxy voting process, FM retains RiskMetrics Group, Inc. (“RMG”), a firm with expertise in the proxy voting and corporate governance fields.  RMG assists in the proxy voting process, including acting as our voting agent (i.e. actually processing the proxies), advising us as to current and emerging governance issues that we may wish to address, interpreting this policy and applying it to individual proxy items, and providing analytical information concerning specific issuers and proxy items as well as governance trends and developments.  This Policy does not address all issues as to which we may receive proxies nor does it seek to describe in detail all factors that we may consider relevant to any particular proposal.  To assist RMG in interpreting and applying this Policy, we meet with RMG at least annually, provide written guidance on certain topics generally on an annual basis and communicate more regularly as necessary to discuss how specific issues should be addressed.  This guidance permits RMG to apply this Policy without consulting us as to each proxy but in a manner that is consistent with our investment view and not their own governance opinions.  If an issue raised by a proxy is not addressed by this Policy or our prior guidance to RMG, RMG refers the proxy to us for direction on voting.  On issues

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that we do not believe affect the economic value of our portfolio holdings or are considered by us to be routine matters as to which we have not provided specific guidance, we have agreed with RMG to act as our voting agent in voting such proxies in accordance with its own recommendations which, to the extent possible, take into account this Policy and FM’s general positions on similar matters.  The Corporate Governance Team is responsible, working with RMG, for submitting proxies in a timely manner and in accordance with our policy.  The Corporate Governance Team works with RMG to establish and update detailed procedures to implement this policy.

From time to time, proxy votes will be solicited which fall into one of the following categories:

(i)                                    proxies which involve special circumstances and require additional research and discussion (e.g. a material merger or acquisition, or a material governance issue with the potential to become a significant precedent in corporate governance); or

(ii)                                 proxies which are not directly addressed by our policies and which are reasonably anticipated to have an impact on the current or potential value of a security or which we do not consider to be routine.

The Governance Team identifies these proxies using a number of methods, including but not limited to in house governance research, notifications from RMG and other third party research providers, concerns of clients or issuers, review by Governance Team analysts, and questions from consultants.  The role of third parties in identifying special circumstances does not mean that we will depart from our guidelines; these third parties are all treated as information sources.  If they raise issues that we determine to be prudent before voting a particular proxy or departing from our prior guidance to RMG, we will weigh the issue along with other relevant factors before making an informed decision.  In all cases, we vote proxies as to which we have voting discretion in a manner that we determine to be in the best interest of our clients.  As stated above, if the proposal has a quantifiable effect on shareholder value, we seek to maximize the value of a portfolio’s holdings.  With respect to matters that are not so quantifiable, we exercise greater judgment but still seek to maximize long-term value by promoting sound governance policies.  The goal of the Proxy Voting Committee is to make the most informed decision possible.

In instances of special circumstances or issues not directly addressed by our policies or guidance to RMG that are deemed highly significant, the issue is referred to the Chairman of the Investment Committee for a determination of the proxy vote.  The first determination is whether there is a material conflict of interest between the interests of our client and those of FM or its affiliates (as explained in greater detail below under “Potential Conflicts”).  If the Manager of Corporate Governance and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under “Potential Conflicts” is followed.  If there is no material conflict, we examine the proposals that involve special circumstances or are not addressed by our policy or guidance in detail in seeking to determine what vote would be in the best interests of our clients.  At this point, the Chairman of the Investment Committee makes a voting decision in our clients’ best interest.  However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy item to the Proxy Review Committee and/or to the entire Investment Committee for a final decision on voting the proxy.  The Investment Committee will use the same rationale for determining the appropriate vote.

FM reviews proxies of non-US issuers in the context of these guidelines.  However, FM also endeavors to show sensitivity to local market practices when voting these proxies. This may lead to contrasting votes to the extent that local practices around items requiring shareholder approval differ from market to market. For example, in certain non-US markets, items are put to vote which have little or no effect on shareholder value, but which are routinely voted on in those jurisdictions; in the absence of material effect on our clients, we will follow market practice.  FM votes in all markets where it is feasible to do so.  Note that certain custodians utilized by our clients do not offer proxy voting in every non-US jurisdiction.  In such a case, FM will be unable to vote such a proxy.

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Voting

For most issues and in most circumstances, we abide by the following general guidelines.  However, it is important to remember that these are simply guidelines.  As discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

I.                                         Generally, FM votes for the following ballot items:

Board of Directors

·                  Elections of directors who (i) we determine to be adequately independent of management and (ii) do not simultaneously serve on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the nominee is an employee of or related to an employee of the issuer or its auditor, whether the nominee provides professional services to the issuer, whether the nominee has attended an appropriate number of scheduled board meetings (as determined by SSgA), or whether the nominee receives non-board related compensation from the issuer.

·                  Directors’ compensation, provided the amounts are not excessive relative to other issuers in the market or industry.  In making such a determination, we review whether the compensation is overly dilutive to existing shareholders.

·                  Proposals to limit directors’ liability and/or expand indemnification of directors, provided that a director shall only be eligible for indemnification and liability protection if he or she has not acted in bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office

·                  Discharge of board members’ duties*, in the absence of pending litigation, governmental investigation, charges of fraud or other indicia of significant concern

·                  The establishment of annual elections of the board of directors unless the board is comprised of a supermajority of independent directors, including wholly independent board committees, and the company does not have a shareholder rights plan (poison pill)

·                  Mandates requiring a majority of independent directors on the Board of Directors

·                  Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

·                  Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

·                  Elimination of cumulative voting

·                  Establishment of confidential voting

·                  Proposals seeking to establish or decrease an existing required ownership threshold contained within the company by-laws that offer shareholders the right to call special meetings.

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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Auditors

·                  Approval of auditors, unless the fees paid to auditors are excessive; auditors’ fees will be deemed excessive if the non-audit fees for the prior year constituted 50% or more of the total fees paid to the auditors

·                  Auditors’ compensation, provided the issuer has properly disclosed audit and non-audit fees relative to market practice and that non-audit fees for the prior year constituted no more than 50% of the total fees paid to the auditors

·                  Discharge of auditors*

·                  Approval of financial statements, auditor reports and allocation of income

·                  Requirements that auditors attend the annual meeting of shareholders

·                  Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

·                  Establishment of a selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

Capitalization

·                  Dividend payouts that are greater than or equal to country and industry standards; we generally support a dividend which constitutes 30% or more of net income

·                  Authorization of share repurchase programs, unless the issuer does not clearly state the business purpose for the program, a definitive number of shares to be repurchased, and the time frame for the repurchase

·                  Capitalization changes which eliminate other classes of stock and/or unequal voting rights

·                  Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies.

·                  Elimination of pre-emptive rights for share issuance of less than a certain  percentage (country specific - ranging from 5% to 20%) of the outstanding shares, unless even such small amount could have a material dilutive effect on existing shareholders (e.g. in illiquid markets)

Anti-Takeover Measures

·                  Elimination of shareholder rights plans (“poison pill”)

·                  Amendment to a shareholder rights plans (“poison pill”) where the terms of the new plans are more favorable to shareholders’ ability to accept unsolicited offers (i.e. if one of the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced)

* Common for non-US issuers; request from the issuer to discharge from liability the directors or auditors with respect to actions taken by them during the previous year.

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·                  Adoption or renewal of a non-US issuer’s shareholder rights plans (“poison pill”) if the following conditions are met: (i) minimum trigger, flip-in or flip-over of 20%, (ii) maximum term of three years, (iii) no “dead hand,” “slow hand,” “no hand” or similar feature that limits the ability of a future board to redeem the pill, and (iv) inclusion of a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Reduction or elimination of super-majority vote requirements, unless management of the issuer was concurrently seeking to or had previously made such reduction or elimination

·                  Mandates requiring shareholder approval of a shareholder rights plans (“poison pill”)

·                  Repeals of various anti-takeover related provisions

Executive Compensation/Equity Compensation

·                  Stock purchase plans with an exercise price of not less that 85% of fair market value

·                  Stock option plans which are incentive based and not excessively dilutive.  In order to assess the dilutive effect, we divide the number of shares required to fully fund the proposed plan, the number of authorized but unissued shares, and the issued but unexercised shares by fully diluted share count.  We review that number in light of certain factors, including the industry of the issuer, in order to make our determination as to whether the dilution is excessive.

·                  Other stock-based plans which are not excessively dilutive, using the same process set forth in the preceding bullet

·                  Expansions to reporting of financial or compensation-related information, within reason

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

·                  Remuneration policies that are judged to be in-line with local market practices.

Routine Business Items

·                  General updating of or corrective amendments to charter not otherwise specifically addressed herein, unless such amendments would reasonably be expected to diminish shareholder rights (e.g. extension of directors’ term limits, amending shareholder vote requirement to amend the charter documents, insufficient information provided as to the reason behind the amendment)

·                  Change in Corporation Name

·                  Mandates that amendments to bylaws or charters have shareholder approval

Other

·                  Adoption of anti-”greenmail” provisions, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders

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·                  Repeals or prohibitions of “greenmail” provisions

·                  “Opting-out” of business combination provision

II. Generally, FM votes against the following items:

Board of Directors

·                  Establishment of classified boards of directors, unless 80% of the board is independent and the company does not have shareholder rights plan (poison pill),

·                  Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, or nominating committees

·                  Limits to tenure of directors

·                  Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

·                  Restoration of cumulative voting in the election of directors

·                  Removal of a director, unless we determine the director (i) is not adequately independent of management or (ii) simultaneously serves on an unreasonable (as determined by FM) number of other boards (other than those affiliated with the issuer).  Factors that we consider in evaluating independence include whether the director is an employee of or related to an employee of the issuer or its auditor, whether the director  provides professional services to the issuer, or whether the director receives non-board related compensation from the issuer

·                  The elimination of shareholders’ right to call special meetings or attempts to raise the ownership threshold beyond reasonable levels (as determined by SSgA).

·                  Proposals that relate to the “transaction of other business as properly comes before the meeting”, which extend “blank check” powers to those acting as proxy

·                  Approval of Directors who have failed to act on a shareholder proposal that has been approved by a majority of outstanding shares

·                  Directors at companies where prior non-cash compensation was improperly “backdated” or “springloaded” where one of the following scenarios exists:

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was not independent at the time, and (iii) the director seeking reelection served on the Compensation Committee at the time; or

·                  (i) it is unknown whether the Compensation Committee had knowledge of such backdating at the time, (ii) the Compensation Committee was independent at the time, and (iii) sufficient controls have not been implemented to avoid similar improper payments going forward; or

·                  (i) the Compensation Committee had knowledge of such backdating at the time, and (ii) the director seeking reelection served on the Compensation Committee at the time; or

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·                  (i) the Compensation Committee did not have knowledge of such backdating at the time, and (ii) sufficient controls have not been implemented to avoid similar improper payments going forward

Capitalization

·                  Capitalization changes that add “blank check” classes of stock (i.e. classes of stock with undefined voting rights) or classes that dilute the voting interests of existing shareholders

·                  Capitalization changes that exceed 100% of the issuer’s current authorized capital unless management provides an appropriate rationale for such change

Anti-Takeover Measures

·                  Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

·                  Adjournment of Meeting to Solicit Additional Votes

·                  Shareholder rights plans that do not include a shareholder redemption feature (qualifying offer clause), permitting ten percent of the shares to call a special meeting or seek a written consent to vote on rescinding the pill if the board refuses to redeem the pill 90 days after a qualifying offer is announced

·                  Adoption or renewal of a US issuer’s shareholder rights plan (“poison pill”)

Executive Compensation/Equity Compensation

·                  Excessive compensation (i.e. compensation plans which are deemed by FM to be overly dilutive)

·                  Retirement bonuses for non-executive directors and auditors

·                  Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Routine Business Items

·                  Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

·                  Reincorporation in a location which has more stringent anti-takeover and related provisions

·                  Proposals asking the board to adopt any form of majority voting, unless the majority standard indicated is based on a majority of shares outstanding.

Other

·                  Requirements that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature

·                  Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

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·                  Proposals which require inappropriate endorsements or corporate actions

·                  Proposals asking companies to adopt full tenure holding periods for their executives

III.                                 FM evaluates Mergers and Acquisitions on a case-by-case basis.  Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders.  However, in all cases, FM uses its discretion in order to maximize shareholder value. FM generally votes as follows:

·                  Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

·                  Against offers when we believe that  reasonable prospects exist for an enhanced bid or other bidders

·                  Against offers where, at the time of voting, the current market price of the security exceeds the bid price

·                  For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

·                  For offers made at a premium where no other higher bidder exists

Protecting Shareholder Value

We at FM agree entirely with the United States Department of Labor’s position that “where proxy voting decisions may have an effect on the economic value of the plan’s underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock” (IB 94-2). Our proxy voting policy and procedures are designed with the intent that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.  However, we use each piece of information we receive — whether from clients, consultants, the media, the issuer, RMG or other sources — as one part of our analysis in seeking to carry out our duties as a fiduciary and act in the best interest of our clients.  We are not unduly influenced by the identity of any particular source, but use all the information to form our opinion as to the best outcome for our clients.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

FM regularly engages with companies to discuss a variety of corporate governance issues, with the goal of obtaining insight on the principles and practices that drive our voting decisions.  Through our discussions with boards and management, we seek to strengthen the quality of corporate governance, as a means to protect and enhance shareholder value. During our discussions, we focus on the attributes and practices that we believe enhance our clients’ returns.

In addition to tracking lists provided by third party advisory firms, the Governance Team screens for underperforming issuers that may trigger a deeper review of company governance profiles and practices.  The Governance Team, along with the Proxy Review Committee when necessary, will monitor and perform case-by-case analyses of companies identified through these screens.

As an active shareholder, FM’s role is to support corporate policies that serve the best interests of our clients. Though we do not seek involvement in the day-to-day operations of an organization, we recognize

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the need for conscientious oversight of and input into management decisions that may affect a company’s value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical shareholder.  We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate.  To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process—especially the proxy voting process—as the most effective means by which to communicate our and our clients’ legitimate shareholder concerns.  Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Potential Conflicts

As discussed above under Process, from time to time, FM will review a proxy which may present a potential conflict of interest.  As a fiduciary to its clients, FM takes these potential conflicts very seriously  While FM’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by FM’s potential conflict, there are a number of courses FM may take.  Although various relationships could be deemed to give rise to a conflict of interest, we have determined that two categories of relationships present a sufficiently serious concern to warrant an alternative process:  customers of FM or its affiliates which are among the top 100 clients of FM and its affiliates based upon revenue; and the 10 largest broker-dealers used by SSgA, based upon revenue (a “Material Relationship”).

When the matter falls clearly within the polices set forth above or the guidance previously provided by FM to RMG and the proxy is to be voted in accordance with that guidance, we do not believe that such decision represents a conflict of interest and no special procedures are warranted.

In circumstances where either (i) the matter does not fall clearly within the policies set forth above or the guidance previously provided to RMG, or (ii) FM determines that voting in accordance with such policies or guidance is not in the best interests of its clients, the Head of Corporate Governance will compare the name of the issuer against a list of the top 100 revenue generating clients of State Street Corporation and its affiliates and a list of the top 10 broker-dealer relationships to determine if a Material Relationship exists.  (These lists are updated quarterly.)  If the issuer’s name appears on either list and the pre-determined policy is not being followed, FM will employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote. However, in certain circumstances the SSgA Proxy Review Committee may determine that the use of a third party fiduciary is not necessary or appropriate, either because the matter involved does not involve a material issue or because the issue in question affects the underlying value of the portfolio position and it is appropriate for FM, notwithstanding the potential conflict of interest, to vote the security in a manner that it determines will maximize the value to its client.    In such situations, the SSgA Proxy Committee, or if a broader discussion is warranted, the SSgA Investment Committee, shall make a decision as to the voting of the proxy.  The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM’s clients, shall be formalized in writing as a part of the minutes to the Investment Committee.

Recordkeeping

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM’s office:

1)              FM’s Proxy Voting Policy and any additional procedures created pursuant to such Policy;

2)              a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

3)              a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

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4)              a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

5)              a copy of each written request from a client, and response to the client, for information on how FM voted the client’s proxies.

Disclosure of Client Voting Information

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

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PART C:  OTHER INFORMATION

Item 23.                                     Exhibits

	NAME OF EXHIBIT		INCORPORATED BY REFERENCE OR EXHIBIT NUMBER
a.	First Amended and Restated Master Trust Agreement dated October 13, 1993, as amended		Post-Effective Amendment #86 (12/20/04)
	1.	Amendment No. 22	Post-Effective Amendment #92 (10/17/05)
	2.	Amendment No. 23	Post-Effective Amendment #97 (08/15/07)
	3.	Amendment No. 24	Post-Effective Amendment #97 (08/15/07)
	4.	Amendment No. 25	Post-Effective Amendment #97 (08/15/07)
	5.	Amendment No. 26	Post-Effective Amendment #99 (12/18/08)
	6.	Amendment No. 27	Post-Effective Amendment #99 (12/18/08)
	7.	Amendment No. 28	To be filed by amendment
	8.	Amendment No. 29	To be filed by amendment

b.	Amended Bylaws		Post-Effective Amendment #95 (12/18/06)

c.	Instruments Defining Rights of Security Holders
	1.	Voting Rights Policy	Post-Effective Amendment #86 (12/20/04)

d.	Investment Advisory Contracts
	1.	Investment Advisory Agreement with SSgA Funds Management, Inc., dated May 1, 2001, as amended	Post-Effective Amendment #86 (12/20/04)
	2.	Investment Sub-Advisory Agreement with The Tuckerman Group LLC dated September 1, 2001	Post-Effective Amendment #86 (12/20/04)
	4.	Amendment No. 3 to the Investment Advisory Agreement	Post-Effective Amendment #92 (10/17/05)
	5.	Investment Advisory Fee Waiver and Reimbursement Letter	To be filed by amendment
	6.	Amendment No. 4 to the Investment Advisor Agreement	Post-Effective Amendment #97 (08/15/07)
	7.	Letter agreement adding the Core Edge Equity Fund to the Investment Advisory Agreement	Post-Effective Amendment #97 (08/15/07)
	8.	Fee Waiver and Reimbursement Agreement related to Core Edge Equity Fund	Post-Effective Amendment #97 (08/15/07)

e.	Underwriting Contracts
	1	Distribution Agreement with State Street Global Markets LLC dated March 1, 2001, as amended (the “Distribution Agreement”)	Post-Effective Amendment #86 (12/20/04)
	2.	Form of Shareholder Servicing Agreement with addenda relating to Class T and Class R Shares	Post-Effective Amendment #86 (12/20/04)
	3.	Form of Selected Broker Agreement with addenda relating to Class T and Class R Shares	Post-Effective Amendment #86 (12/20/04)
	4.	Shareholder Servicing Agreement by and between SSgA Funds and State Street Bank and Trust Company	Post-Effective Amendment #42 (12/24/97)
	5.	Shareholder Servicing Agreement by and between SSgA Funds and State Street Capital Markets LLC	Post-Effective Amendment #39 (12/27/96)
	6.	Shareholder Servicing Agreement by and between SSgA Funds and State Street Bank and Trust Company, Fiduciary Investor Services	Post-Effective Amendment #39 (12/27/96)
	7.	Shareholder Servicing Agreement by and between SSgA Funds and State Street Bank and Trust Company	Post-Effective Amendment #42 (12/24/97)
	8.	Shareholder Servicing Agreement by and between SSgA Funds and Citistreet LLC	Post-Effective Amendment #63 (10/1/01)
	9.	Shareholder Servicing Agreement by and between	Post-Effective Amendment #63 (10/1/01)

SSgA Funds and State Street Bank and Trust Company, High Net Worth Services Division
	10.	Form of Shareholder Servicing and Distribution addenda relating to Select Class	Post-Effective Amendment #93 (11/29/05)
	11.	Distribution Fee Waiver Contract	To be filed by amendment
	12.	Letter agreement adding the Core Edge Equity Fund to the Distribution Agreement	Post-Effective Amendment #97 (08/15/07)
	13.	Addendum dated April 7, 2009 to Distribution Agreement	To be filed by amendment
	14.	Amendment No. 6 dated July 13, 2009 to Distribution Agreement	To be filed by amendment

f.	Bonus or Profit Sharing Contracts		None

g.	Custodian Agreements
	1.	Custodian Contract with State Street Bank and Trust Company dated April 11, 1988, as amended	Post-Effective Amendment #86 (12/20/04)
	2.	Special Custody Account Agreement relating to Directional Core Equity Fund	Post-Effective Amendment #87 (12/22/04)
	3.	Prime Brokerage Account Agreement relating to Directional Core Equity Fund	Post-Effective Amendment #87 (12/22/04)
	4.	Fee Schedule dated September 2005	Post-Effective Amendment #92 (10/17/05)
	5.	Letter agreement adding the Core Edge Equity Fund to the Custodian Contract	Post-Effective Amendment #97 (08/15/07)
	6.	Fee Schedule dated January 1, 2008	Post-Effective Amendment #99 (12/18/08)
	7.	Custodian Contract Amendment re: Contractual Settlement	Post-Effective Amendment #99 (12/18/08)

h.	Other Material Contracts
	1.	Administration Agreement with Russell Investment Management Company dated April 12, 1988, as amended	Post-Effective Amendment #86 (12/20/04)
	2.	Securities Lending Authorization Agreement with State Street Bank and Trust Company dated December 17, 1998, as amended	Post-Effective Amendment #86 (12/20/04)
	3.	Master-Feeder Participation Agreement — S&P 500 Index Fund	Post-Effective Amendment #66 (12/28/01)
	4.	Plan of Liquidation and Termination Relating to Intermediate Municipal Bond Fund	Post-Effective Amendment #78 (12/15/03)
	5.	Transfer Agent and Service Agreement dated August 1, 2006 with Boston Financial Data Services Inc.	Post-Effective Amendment #95 (12/18/06)
	6.	Letter agreements adding the Core Edge Equity Fund to the Administration Agreement and Transfer Agent and Service Agreement	Post-Effective Amendment #97 (08/15/07)
	7.	Amendment dated January 1, 2008 to Administration Agreement	Post-Effective Amendment #99 (12/18/08)
	8.	Amendment to Transfer Agency and Service Agreement Omnibus Transparency Services	Post-Effective Amendment #99 (12/18/08)
	9.	Amendment To Transfer Agency and Service Agreement AML and CIP Delegated Duties	Post-Effective Amendment #99 (12/18/08)
10.

Plans of Liquidation and Termination Relating to the SSgA Yield Plus Fund, SSgA Core Opportunities Fund, SSgA Concentrated Growth Opportunities Fund, SSgA International Growth Opportunities Fund, SSgA Large Cap Value Fund, and SSgA Aggressive Equity Fund

Post-Effective Amendment #99 (12/18/08)

i.	Legal Opinion
	1.	Money Market Fund	Post-Effective Amendment #42 (12/24/97)

	2.	US Government Money Market Fund	Post-Effective Amendment #42 (12/24/97)
	3.	S&P 500 Index, S&P Midcap Index, Matrix Equity, International European Index, International Pacific Index and Short Term Government Securities Funds	Post-Effective Amendment #42 (12/24/97)
	4.	Yield Plus and Bond Market Funds	Post-Effective Amendment #42 (12/24/97)
	5.	US Treasury Money Market and Treasury Obligations Funds	Post-Effective Amendment #42 (12/24/97)
	6.	Growth and Income and Intermediate Funds	Post-Effective Amendment #42 (12/24/97)
	7.	Emerging Markets and Prime Money Market Funds	Post-Effective Amendment #42 (12/24/97)
	8.	Tax Free Money Market Funds	Post-Effective Amendment #42 (12/24/97)
	9.	Real Estate Equity Fund	Post-Effective Amendment #42 (12/24/97)
	10.	SSgA Life Solutions Growth, Balanced and Income and Growth Funds	Post-Effective Amendment #41 (6/2/97)
	11.	Special, International Growth Opportunities and High Yield Bond Funds	Post-Effective Amendment #45 (4/28/98)
	12.	Aggressive Equity Fund	Post-Effective Amendment #47 (9/1/98)
	13.	IAM SHARES Fund	Post-Effective Amendment #51 (5/28/99)
	14.	Intermediate Municipal Bond Fund	Post-Effective Amendment #56 (5/31/00)
	15.	Large Cap Value and Large Cap Growth Opportunities Funds	Post-Effective Amendment #75 (7/11/03)
	16.	Directional Core Equity Fund	Post-Effective Amendment #87 (12/22/04)
	17.	Enhanced Small Cap Fund	Post-Effective Amendment #88 (12/29/04)
	18.	Select Class Shares	Post-Effective Amendment #93 (11/29/05)
	19.	Core Edge Equity Fund	Post-Effective Amendment #97 (08/15/07)

j.	Other Opinions: Consent of Independent Registered Public Accountant		To be filed by amendment

k.	Omitted Financial Statements		None

l.	Initial Capital Agreements
	1.	Money Market Fund	Post-Effective Amendment #42 (12/24/97)
	2.	US Government Money Market Fund	Post-Effective Amendment #42 (12/24/97)
	3.	Government Securities, Index, Midcap Index, Matrix, European Index and Pacific Index Funds	Post-Effective Amendment #42 (12/24/97)
	4.	Yield Plus and Bond Market Funds	Post-Effective Amendment #42 (12/24/97)
	5.	US Treasury Money Market and Treasury Obligations Funds	Post-Effective Amendment #42 (12/24/97)
	6.	Growth and Income and Intermediate Funds	Post-Effective Amendment #42 (12/24/97)
	7.	Emerging Markets and Prime Money Market Funds	Post-Effective Amendment #42 (12/24/97)
	8.	Tax Free Money Market Fund	Post-Effective Amendment #42 (12/24/97)
	9.	Active International Fund	Post-Effective Amendment #42 (12/24/97)
	10.	Life Solutions Growth, Balanced and Income and Growth Funds	Post-Effective Amendment #41 (6/2/97)
	11.	Special, International Growth Opportunities and High Yield Bond Funds	Post-Effective Amendment #45 (4/28/98)
	12.	Aggressive Equity Fund	Post-Effective Amendment #47 (9/1/98)
	13.	IAM SHARES Fund	Post-Effective Amendment #51 (5/28/99)
	14.	Intermediate Municipal Bond Fund	Post-Effective Amendment #56 (5/31/00)
	15.	MSCI EAFE Index Fund	Post-Effective Amendment #63 (10/1/01)
	16.	Large Cap Value and Large Cap Growth Opportunities Funds	Post-Effective Amendment #77 (8/25/03)
	17.	Class R Shares	Post-Effective Amendment #77 (8/25/03)
	18.	Directional Core Equity Fund	Post-Effective Amendment #92 (10/17/05)
	19.	Enhanced Small Cap Fund	Post-Effective Amendment #92 (10/17/05)
	20.	Select Class Shares	Post-Effective Amendment #93 (11/29/05)
	21.	Core Edge Equity Fund	Post-Effective Amendment #97 (08/15/07)

m.	Rule 12b-1 Plan

	1.	Plan of Distribution Pursuant to Rule 12b-1 dated January 8, 1992 and Restated as of April 9, 2002, as amended	Post-Effective Amendment #86 (12/20/04)
	2.	Plan of Distribution Pursuant to Rule 12b-1 dated April 8, 2003 (Class R Shares)	Post-Effective Amendment #77 (8/25/03)
	3.	Plan of Distribution Pursuant to Rule 12b-1 (Select Class Shares)	Post-Effective Amendment #93 (11/29/05)
	4.	Letter agreement adding the Core Edge Equity Fund to the Plan of Distribution Pursuant to Rule 12b-1	Post-Effective Amendment #97 (08/15/07)

n.	Rule 18f-3 Plan
	1.	Multiple Class Plan Pursuant to Rule 18f-3	Post-Effective Amendment #77 (8/25/03)
	2.	Amendment to Multiple Class Plan Relating to Select Class Shares	Post-Effective Amendment #93 (11/29/05)
o.	Power of Attorney		To be filed by amendment

p.	Code of Ethics
	1.	Relating to the Registrant	Post-Effective Amendment #69 (12/27/02)
	2.	Relating to the Principal Executive and Senior Financial Officers	Post-Effective Amendment #78 (12/15/03)
	3.	Relating to the Principal Underwriter	Post-Effective Amendment #98 (12/18/07)
	4.	Relating to the Administrator	To be filed by amendment
	5.	Relating to the Investment Advisor	Post-Effective Amendment #93 (11/29/05)
	6.	Relating to the Master Funds	Post-Effective Amendment #86 (12/20/04)

Item 24.                                     Persons Controlled by or Under Common Control with Registrant

None

Item 25.                                     Indemnification

Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant’s First Amended and Restated Master Trust Agreement, which reads as follows:

“Section 6.4  Indemnification of Trustees, Officers, etc.  The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as “Covered Person”]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise with which such person may be or may have been threatened, while in office or thereafter, or by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (such conduct referred to hereafter as “Disabling Conduct”).  A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.  Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.”

The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Investment Advisory Agreement or on the part of the Adviser, or for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

The Distribution Agreements provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Distribution Agreement, the Distributor, its officers, directors and any controlling person (within the meaning of Section 15 of the 1933 Act) (“Distributor”) shall be indemnified by the Registrant from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Distributor may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in said documents or necessary to make the statements not misleading.

Registrant provides the following undertaking:

“Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26.                                     Business and Other Connections of Investment Adviser.

See Registrant’s prospectus section “Management of the Fund” and the Statement of Additional Information sections “Management of the Fund” and “Investment Advisory and Other Services”.

Item 27.                                     Principal Underwriters

5.                                       Investment Companies (other than SSgA funds) for which SSGM acts as principal underwriter:

[TO BE UPDATED BY AMENDMENT]

streetTRACKS:

streetTRACKS DJ Wilshire Total Market ETF

streetTRACKS DJ Wilshire Large Cap ETF

streetTRACKS DJ Wilshire Large Cap Growth ETF

streetTRACKS DJ Wilshire Large Cap Value ETF

streetTRACKS DJ Wilshire Mid Cap ETF

streetTRACKS DJ Wilshire Mid Cap Growth ETF

streetTRACKS DJ Wilshire Mid Cap Value ETF

streetTRACKS DJ Wilshire Small Cap ETF

streetTRACKS DJ Wilshire Small Cap Growth ETF

streetTRACKS DJ Wilshire Small Cap Value ETF

streetTRACKS DJ Global Titans ETF

streetTRACKS DJ Wilshire REIT ETF

streetTRACKS KBW Bank ETF

streetTRACKS KBW Capital Markets ETF

streetTRACKS KBW Insurance ETF

streetTRACKS Morgan Stanley Technology ETF

streetTRACKS DJ Wilshire International Real Estate ETF

streetTRACKS Dow Jones EURO STOXX 50 ETF

streetTRACKS Dow Jones STOXX 50 ETF

streetTRACKS Macquarie Global Infrastructure 100 ETF

streetTRACKS MSCI ACWI (ex US) ETF

streetTRACKS Russell/Nomura Small Cap Japan ETF

SPDR Biotech ETF

SPDR Homebuilders ETF

SPDR Metals & Mining ETF

SPDR Oil & Gas Equipment & Services ETF

SPDR Oil & Gas Exploration & Production ETF

SPDR Pharmaceuticals ETF

SPDR Retail ETF

SPDR Semiconductor ETC

SPDR Dividend ETF

5.                                       The directors and officers of State Street Global Markets LLC, their principal business address, and positions and offices with the Registrant and State Street Global Markets are set forth below:

[TO BE UPDATED BY AMENDMENT]

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITION AND OFFICES WITH UNDERWRITER	POSITION WITH REGISTRANT

F. Charles Hindmarsh One Lincoln Street Boston, MA 02111	President and CEO	None

Nicholas J. Bonn One Lincoln Street Boston, MA 02111	CFO/FINOP	None

Vincent Manzi One Lincoln Street Boston, MA 02111	Chief Compliance Officer	None

Alfred Menis One Lincoln Street Boston, MA 02111	Principal/SROP and CROP	None

Howard Fairweather 4 Parsons Street Newburyport, MA 01950	Director	None

Simon Wilson-Taylor One Lincoln Street Boston, MA 02111	Director	None

Stanley Shelton One Lincoln Street Boston, MA 02111	Director	None

Stefan Gavell One Lincoln Street Boston, MA 02111	Director	None

R. Bryan Woodard One Lincoln Street Boston, MA 02111	Board Secretary	None

James Caccivio One Lincoln Street Boston, MA 02111	Director	None

Peter Leahy One Lincoln Street Boston, MA 02111	Director	None

SSgA

[TO BE UPDATED BY AMENDMENT]

1. Name of Principal Underwriter	2. Net Underwriting Discounts and Commissions	3. Compensation and Redemption and Repurchase	4. Brokerage Commissions	5. Other Compensation
SSGM	6,284,295.28

Item 28.                                     Location of Accounts and Records

The Registrant’s Administrator, Russell Investment Management Company, 909 A Street, Tacoma, Washington  98402, will maintain the physical possession of the books and records required by subsection (b)(4) of Rule 31a-1 under the Investment Company Act of 1940.  All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant’s (i) investment adviser, SSgA Funds Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; or 32nd Floor, Two Exchange Square, 8 Connaught Place, Central Hong Kong, China; or 21 St. James Square, London SW1Y 4SS, England, or (ii) transfer agent, Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, MA 02169; or (iii) Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110; 1776 Heritage Drive, North Quincy, Massachusetts  02171; and 200 Newport Avenue, Josiah Quincy Building JQ5S, North Quincy, MA  02171.

Item 29.                                     Management Services

Not applicable.

Item 30.                                     Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SSgA Funds, has duly caused this Post Effective Amendment No. 101 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Tacoma, and State of Washington, on this 22nd day of October, 2009.

SSGA FUNDS
Registrant

/s/ Gregory J. Lyons
* By Gregory J. Lyons
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on October 22, 2009.

Signature	Title

/s/ Lynn L. Anderson	Trustee
Lynn L. Anderson

/s/ Diane Glossman	Trustee
Diane Glossman

/s/ Shawn C.D. Johnson	Trustee
Shawn C.D. Johnson

/s/ Steven J. Mastrovich	Trustee
Steven J. Mastrovich

/s/ William L. Marshall	Trustee
William L. Marshall

/s/ Patrick J. Riley	Chairman of the Board
Patrick J. Riley

/s/ Richard D. Shirk	Trustee
Richard D. Shirk

/s/ Bruce D. Taber	Trustee
Bruce D. Taber

/s/ Henry W. Todd	Trustee
Henry W. Todd

/s/ Mark E. Swanson	Treasurer and Principal Financial Officer
Mark E. Swanson

/s/ James Ross	President and Principal Executive Officer
James Ross

/s/ Gregory J. Lyons
*By Gregory J. Lyons
Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 101 to Registration Statement Nos. No. 33-19229; 811-5430.

EXHIBIT INDEX

NAME OF EXHIBIT	EXHIBIT #